UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

230 Park Avenue

New York, NY 10169

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

(b)	Not applicable.

WisdomTree Trust

Semi-Annual Report

December 31, 2021

International Equity ETFs:

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Emerging Markets ESG Fund (RESE)

WisdomTree International ESG Fund (RESD)

Fixed Income ETFs:

WisdomTree U.S. Corporate Bond Fund (WFIG)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

Efficient Core ETFs:

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

WisdomTree International Efficient Core Fund (NTSI)

WisdomTree U.S. Efficient Core Fund (NTSX)

Megatrends ETFs:

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

WisdomTree BioRevolution Fund (WDNA)

WisdomTree Cloud Computing Fund (WCLD)

WisdomTree Cybersecurity Fund (WCBR)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.0%
Industrials	13.7%
Materials	11.7%
Consumer Staples	9.8%
Health Care	9.0%
Consumer Discretionary	8.8%
Communication Services	6.8%
Utilities	6.6%
Information Technology	4.1%
Real Estate	4.0%
Energy	3.6%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Nestle S.A., Registered Shares	2.2%
Rio Tinto PLC	1.8%
BHP Group Ltd.	1.5%
Novartis AG, Registered Shares	1.3%
Roche Holding AG	1.2%
Toyota Motor Corp.	1.2%
BHP Group PLC	1.1%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
AXA S.A.	1.0%
Commonwealth Bank of Australia	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Equity Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the industrialized world outside the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,036.60	0.41%	$2.10
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.41%	$2.09

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.66%	14.33%	9.85%	6.92%	8.12%
Fund Market Price Returns	2.96%	14.71%	10.10%	6.92%	8.12%
WisdomTree Dynamic Currency Hedged International Equity Index	3.87%	14.81%	10.21%	7.19%	8.35%
MSCI EAFE Local Currency Index	5.28%	18.70%	13.35%	8.36%	8.85%
MSCI EAFE Index	2.24%	11.26%	13.54%	9.55%	9.11%
MSCI EAFE Value Index	0.19%	10.89%	7.82%	5.34%	6.34%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	23.2%
Financials	15.3%
Materials	12.4%
Consumer Discretionary	12.1%
Real Estate	10.3%
Information Technology	7.1%
Consumer Staples	6.7%
Health Care	4.1%
Communication Services	3.9%
Utilities	3.0%
Energy	2.0%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Ferrexpo PLC	1.3%
PostNL N.V.	1.0%
Cia de Distribucion Integral Logista Holdings S.A.	0.7%
NetLink NBN Trust	0.7%
Peab AB, Class B	0.7%
Nexity S.A.	0.6%
Metropole Television S.A.	0.6%
Metcash Ltd.	0.6%
Oesterreichische Post AG	0.5%
Londonmetric Property PLC	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in the small-capitalization segment of dividend-paying companies in the industrialized world outside the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,033.30	0.49%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.33%	16.11%	12.47%	8.21%	9.48%
Fund Market Price Returns	3.93%	17.69%	12.58%	8.51%	9.67%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Index	3.58%	16.63%	12.95%	8.68%	9.96%
MSCI EAFE Small Cap Local Currency Index	3.97%	17.28%	15.33%	9.80%	10.04%
MSCI EAFE Small Cap Index	0.97%	10.10%	15.62%	11.04%	10.43%
MSCI EAFE Small Cap Value Index	0.38%	11.60%	11.72%	8.25%	8.75%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	25.7%
Financials	17.5%
Consumer Discretionary	17.1%
Materials	10.2%
Consumer Staples	8.3%
Communication Services	7.7%
Industrials	6.4%
Health Care	5.0%
Utilities	2.2%
Real Estate	0.1%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.4%
Tencent Holdings Ltd.	4.8%
Samsung Electronics Co., Ltd.	4.3%
Infosys Ltd.	1.4%
SK Hynix, Inc.	1.0%
JD.com, Inc., ADR	1.0%
MediaTek, Inc.	0.9%
Housing Development Finance Corp., Ltd.	0.9%
Ping An Insurance Group Co. of China Ltd., Class H	0.9%
ICICI Bank Ltd.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ESG Fund (the “Fund”) is actively managed using a model-based approach seeking capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in equity securities of issuers in emerging markets that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics.

Shareholder Expense Example (for the six-month period ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$916.20	0.32%	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	0.32%	$1.63

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns[2]	-8.38%	0.61%	10.36%	8.89%	9.80%
Fund Market Price Returns[2]	-8.49%	1.01%	10.39%	8.76%	9.73%
MSCI Emerging Markets Extended ESG Focus Index[3]	-9.46%	-2.25%	11.87%	N/A	N/A
MSCI Emerging Markets Index	-9.30%	-2.54%	10.94%	9.87%	10.14%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

[2]

The Fund’s objectives and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was the WisdomTree Emerging Markets Dividend Fund (DVEM) and tracked the performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index.

[3]	The MSCI Emerging Markets Extended ESG Focus Index began on March 27, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree International ESG Fund (RESD)

Sector Breakdown†

Sector	% of Net Assets
Financials	17.3%
Industrials	15.0%
Health Care	14.8%
Information Technology	12.8%
Consumer Staples	11.8%
Consumer Discretionary	10.5%
Materials	6.3%
Communication Services	6.1%
Utilities	2.8%
Real Estate	1.9%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
ASML Holding N.V.	2.8%
Nestle S.A., Registered Shares	2.6%
Roche Holding AG	1.9%
Novo Nordisk A/S, Class B	1.7%
Sony Group Corp.	1.4%
Novartis AG, Registered Shares	1.3%
AstraZeneca PLC	1.3%
SAP SE	1.2%
Diageo PLC	1.2%
L’Oreal S.A.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International ESG Fund (the “Fund”) is actively managed using a model-based approach seeking capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in equity securities of issuers in developed markets excluding the U.S. and Canada that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics.

Shareholder Expense Example (for the six-month period ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,025.40	0.30%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns[2]	2.54%	11.83%	17.99%	11.98%	12.39%
Fund Market Price Returns[2]	2.60%	12.58%	18.15%	12.06%	12.44%
MSCI EAFE Extended ESG Focus Index[3]	2.53%	11.66%	14.43%	N/A	N/A
MSCI EAFE Index	2.24%	11.26%	13.54%	9.55%	9.69%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 3, 2016.

[2]

The Fund’s objective and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG) and tracked the performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index.

[3]	The MSCI EAFE Extended ESG Focus Index began on March 27, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

Sector Breakdown†

Sector	% of Net Assets
Financials	26.1%
Health Care	13.4%
Information Technology	11.9%
Industrials	9.8%
Utilities	8.8%
Communication Services	7.8%
Consumer Staples	6.0%
Energy	5.8%
Consumer Discretionary	4.5%
Real Estate	1.9%
Materials	1.7%
Other Assets less Liabilities‡	2.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Oracle Corp., 5.38%, 7/15/40	1.3%
Oracle Corp., 2.88%, 3/25/31	1.2%
Bank of America Corp., 1.90%, 7/23/31	1.0%
Wells Fargo & Co., 1.65%, 6/2/24	0.8%
Bank of America Corp., 4.20%, 8/26/24	0.7%
Morgan Stanley, 7.25%, 4/1/32	0.7%
Citigroup, Inc., 4.30%, 11/20/26	0.7%
Capital One Financial Corp., 3.80%, 1/31/28	0.6%
Valero Energy Corp., 3.40%, 9/15/26	0.6%
Enterprise Products Operating LLC, 5.95%, 2/1/41	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund primarily invests in issuers in the U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,001.90	0.18%	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.18%	$0.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.19%	-1.35%	7.25%	4.98%	4.35%
Fund Market Price Returns	-0.13%	-1.55%	7.18%	5.12%	4.29%
WisdomTree U.S. Corporate Bond Index	0.47%	-1.04%	7.51%	5.26%	4.74%
ICE BofA Merrill Lynch U.S. Corporate Index	0.11%	-0.95%	7.50%	5.28%	4.80%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	17.2%
Communication Services	15.1%
Energy	11.4%
Health Care	9.8%
Industrials	9.0%
Real Estate	7.1%
Consumer Staples	6.9%
Information Technology	6.9%
Financials	6.7%
Materials	4.7%
Utilities	3.1%
Other Assets less Liabilities‡	2.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Uniti Group L.P., 7.88%, 2/15/25	1.1%
Ford Motor Co., 5.29%, 12/8/46	1.0%
Charter Communications Operating LLC, 3.70%, 4/1/51	0.9%
DISH DBS Corp., 7.75%, 7/1/26	0.9%
DaVita, Inc., 4.63%, 6/1/30	0.7%
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27	0.7%
MPH Acquisition Holdings LLC, 5.75%, 11/1/28	0.7%
Community Health Systems, Inc., 4.75%, 2/15/31	0.7%
TransDigm, Inc., 4.88%, 5/1/29	0.7%
Tenet Healthcare Corp., 6.13%, 10/1/28	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Yield Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund primarily invests in issuers in the U.S. non-investment grade corporate bond (“junk bond” or “high yield”) market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,014.90	0.38%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	0.38%	$1.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.49%	4.64%	8.50%	5.74%	6.41%
Fund Market Price Returns	1.39%	4.20%	8.43%	6.16%	6.44%
WisdomTree U.S. High Yield Corporate Bond Index	1.79%	5.47%	8.85%	6.32%	7.16%
ICE BofA Merrill Lynch U.S. High Yield Index	1.60%	5.36%	8.57%	6.10%	7.11%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

Sector Breakdown†

Sector	% of Net Assets
Financials	35.8%
Health Care	13.3%
Industrials	9.6%
Information Technology	9.2%
Consumer Discretionary	5.5%
Consumer Staples	5.5%
Utilities	5.2%
Communication Services	4.7%
Energy	4.4%
Real Estate	2.2%
Materials	1.9%
Other Assets less Liabilities‡	2.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Boeing Co. (The), 3.10%, 5/1/26	1.3%
Morgan Stanley, 3.70%, 10/23/24	1.1%
JPMorgan Chase & Co., 3.22%, 3/1/25	0.9%
Bank of America Corp., 3.46%, 3/15/25	0.9%
AbbVie, Inc., 3.60%, 5/14/25	0.9%
Boeing Co. (The), 2.20%, 2/4/26	0.8%
Broadcom, Inc., 3.42%, 4/15/33	0.8%
Morgan Stanley, 2.72%, 7/22/25	0.7%
Gilead Sciences, Inc., 3.50%, 2/1/25	0.7%
Bank of America Corp., 3.37%, 1/23/26	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Short-Term Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Short-Term Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund primarily invests in issuers in the short-term U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$993.00	0.18%	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.18%	$0.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.70%	-0.64%	3.19%	2.51%	2.26%
Fund Market Price Returns	-0.74%	-0.76%	3.25%	2.64%	2.19%
WisdomTree U.S. Short-Term Corporate Bond Index	-0.56%	-0.41%	3.58%	2.87%	2.68%
ICE BofA Merrill Lynch 1-5 year U.S. Corporate Index	-0.58%	-0.34%	4.12%	3.19%	2.95%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	30.5%
Financials	19.5%
Consumer Discretionary	14.0%
Communication Services	11.4%
Materials	8.9%
Energy	6.5%
Consumer Staples	5.9%
Health Care	3.8%
Industrials	3.2%
Utilities	1.8%
Real Estate	1.3%
Investment Company	0.5%
Other Assets less Liabilities‡	-7.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Samsung Electronics Co., Ltd.	7.2%
Tencent Holdings Ltd.	4.8%
Alibaba Group Holding Ltd.	3.3%
Meituan, Class B	1.5%
MediaTek, Inc.	1.4%
SK Hynix, Inc.	1.3%
Reliance Industries Ltd.	1.3%
Infosys Ltd.	1.3%
Vale S.A.	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Efficient Core Fund (the “Fund”) is actively managed using a model-based approach seeking total return. The Fund seeks to achieve its investment objective by primarily investing in emerging markets equity securities and U.S. Treasury futures contracts. Under normal circumstances, the Fund will invest approximately 90% of its net assets in emerging market equity securities and the notional exposure to the U.S. Treasury futures contracts’ positions will represent approximately 60% of the Fund’s net assets.

Shareholder Expense Example (for the six-month period ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$911.70	0.29%	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48

Performance

	Cumulative Return

	6-Month	Since Inception[1]
Fund NAV Returns	-8.83%	-4.63%
Fund Market Price Returns	-9.13%	-4.58%
MSCI Emerging Markets Index	-10.38%	-7.20%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 20, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

Sector Breakdown†

Sector	% of Net Assets
Financials	15.2%
Industrials	14.2%
Health Care	12.2%
Consumer Discretionary	12.0%
Consumer Staples	9.7%
Information Technology	9.4%
Materials	6.8%
Communication Services	3.6%
Energy	3.1%
Utilities	2.7%
Real Estate	1.7%
Other Assets less Liabilities‡	9.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Nestle S.A., Registered Shares	2.3%
ASML Holding N.V.	2.1%
Roche Holding AG	1.7%
Toyota Motor Corp.	1.4%
LVMH Moet Hennessy Louis Vuitton SE	1.4%
Sony Group Corp.	1.2%
Novo Nordisk A/S, Class B	1.1%
Novartis AG, Registered Shares	1.0%
Royal Dutch Shell PLC, Class A	1.0%
SAP SE	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Efficient Core Fund (the “Fund”) is actively managed using a model-based approach seeking total return. The Fund seeks to achieve its investment objective by primarily investing in international equity securities and U.S. Treasury futures contracts. Under normal circumstances, the Fund will invest approximately 90% of its net assets in international equity securities and the notional exposure to the U.S. Treasury futures contracts’ positions will represent approximately 60% of the Fund’s net assets.

Shareholder Expense Example (for the six-month period ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,017.60	0.26%	$1.32
Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	0.26%	$1.33

Performance

	Cumulative Return

	6-Month	Since Inception[1]
Fund NAV Returns	1.76%	3.28%
Fund Market Price Returns	1.43%	3.39%
MSCI EAFE Index	2.24%	3.24%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 20, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	27.5%
Health Care	11.8%
Consumer Discretionary	11.4%
Financials	9.7%
Communication Services	9.2%
Industrials	6.9%
Consumer Staples	5.2%
Real Estate	2.4%
Energy	2.3%
Materials	2.0%
Utilities	2.0%
Other Assets less Liabilities‡	9.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	6.2%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class A	1.9%
Tesla, Inc.	1.9%
Alphabet, Inc., Class C	1.8%
Meta Platforms, Inc., Class A	1.7%
NVIDIA Corp.	1.5%
JPMorgan Chase & Co.	1.1%
Johnson & Johnson	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Efficient Core Fund (the “Fund”) is actively managed using a model-based approach seeking total return. The Fund seeks to achieve its investment objective by investing in large-capitalization U.S. equity securities and U.S. Treasury futures contracts. Under normal circumstances, the Fund will invest approximately 90% of its net assets in U.S. equity securities and the notional exposure to the U.S. Treasury futures contracts’ positions will represent approximately 60% of the Fund’s net assets.

Shareholder Expense Example (for the six-month period ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,096.00	0.20%	$1.06
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	9.60%	22.17%	26.15%	19.54%
Fund Market Price Returns	9.51%	22.21%	26.31%	19.57%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	7.38%	16.60%	17.51%	13.28%
S&P 500® Index	11.67%	28.71%	26.07%	18.62%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 2, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	74.8%
Consumer Discretionary	11.4%
Industrials	4.8%
Communication Services	4.3%
Health Care	3.5%
Financials	1.2%
Other Assets less Liabilities‡	-0.0%*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than -0.1%.

Top Ten Holdings*

Description	% of Net Assets
Grid Dynamics Holdings, Inc.	2.1%
SK Hynix, Inc.	2.1%
Denso Corp.	2.0%
Marvell Technology, Inc.	2.0%
PKSHA Technology, Inc.	2.0%
Macronix International Co., Ltd.	1.9%
QUALCOMM, Inc.	1.9%
Samsung Electronics Co., Ltd.	1.8%
Nanya Technology Corp.	1.8%
PROS Holdings, Inc.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Artificial Intelligence and Innovation Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Artificial Intelligence & Innovation Index (the “Index”). In seeking to track the Index, the Fund primarily invests in equity securities of exchange-listed companies globally, including developed countries and emerging markets throughout the world, which are primarily involved in the investment theme of Artificial Intelligence and Innovation. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

The Fund had less than six months of operating history at the end of the reporting period and therefore no discussion of Fund performance or comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example (for the six-month period1 ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$974.60	0.45%	$0.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29
[1]

Fund commenced operations on December 9, 2021. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 23/365 (to reflect the period since commencement of operations).

12	WisdomTree Trust

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree BioRevolution Fund (WDNA)

Sector Breakdown†

Sector	% of Net Assets
Health Care	85.1%
Materials	7.0%
Consumer Staples	4.0%
Energy	3.8%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
AstraZeneca PLC, ADR	1.9%
PerkinElmer, Inc.	1.9%
Pfizer, Inc.	1.9%
Eli Lilly & Co.	1.9%
Thermo Fisher Scientific, Inc.	1.8%
Zoetis, Inc.	1.7%
Repligen Corp.	1.7%
Danaher Corp.	1.6%
Vitrolife AB	1.5%
Agilent Technologies, Inc.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree BioRevolution Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree BioRevolution Index (the “Index”). In seeking to track the Index, the Fund primarily invests in equity securities of exchange-listed companies globally that will be significantly transformed by advancements in genetics and biotechnology. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$886.80	0.45%	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

Performance

	Cumulative Return

	6-Month	Since Inception[1]
Fund NAV Returns	-11.32%	-5.58%
Fund Market Price Returns	-11.41%	-5.54%
WisdomTree BioRevolution Index	-11.11%	-5.31%
S&P 500® Health Care Index	11.91%	16.53%
S&P Biotechnology Select Industry Index	-17.36%	-12.00%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on June 3, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	97.4%
Health Care	1.5%
Consumer Discretionary	1.1%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
New Relic, Inc.	2.8%
Tenable Holdings, Inc.	2.6%
Datadog, Inc., Class A	2.6%
Mimecast Ltd.	2.5%
Zscaler, Inc.	2.5%
Snowflake, Inc., Class A	2.4%
Qualys, Inc.	2.4%
Bill.com Holdings, Inc.	2.3%
Zuora, Inc., Class A	2.2%
Workday, Inc., Class A	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Cloud Computing Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bessemer Venture Partners (“BVP”) Nasdaq Emerging Cloud Index (the “Index”). In seeking to track the Index, the Fund invests in emerging public companies primarily involved in providing cloud computing software and services to their customers, which derive the majority of their revenues from business-oriented software products, as determined by BVP. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$928.10	0.45%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-7.19%	-3.10%	36.82%
Fund Market Price Returns	-7.38%	-3.14%	36.82%
BVP Nasdaq Emerging Cloud Index	-7.08%	-2.74%	37.33%
S&P 500® Information Technology Index	18.26%	34.53%	40.33%
S&P 500® Growth Index	15.49%	32.01%	31.37%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 6, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of December 31, 2021 (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

Country Breakdown†

Country	% of Net Assets
United States	84.3%
United Kingdom	6.0%
Israel	5.0%
Japan	3.9%
Canada	0.7%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Datadog, Inc., Class A	6.9%
Palo Alto Networks, Inc.	6.3%
Cloudflare, Inc., Class A	5.5%
Rapid7, Inc.	5.3%
Tenable Holdings, Inc.	4.8%
Zscaler, Inc.	4.8%
Okta, Inc.	4.7%
Fortinet, Inc.	4.6%
Sailpoint Technologies Holdings, Inc.	4.3%
Crowdstrike Holdings, Inc., Class A	4.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Cybersecurity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Team8 Cybersecurity Index (the “Index”). In seeking to track the Index, the Fund invests in equity securities of exchange-listed companies globally, which are primarily involved in cybersecurity and security-oriented technology that generate a meaningful part of their revenue from security protocols that prevent intrusion and attacks to systems, networks, applications, computers, and mobile devices and are experiencing revenue growth.

Shareholder Expense Example (for the six-month period ended December 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,072.50	0.45%	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

Performance

	Cumulative Return

	6-Month	Since Inception[1]
Fund NAV Returns	7.25%	8.40%
Fund Market Price Returns	6.99%	8.41%
WisdomTree Team8 Cybersecurity Index	7.56%	9.01%
S&P 500® Information Technology Index	18.26%	33.13%
S&P 500® Growth Index	15.49%	30.87%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on January 28, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

The 60% S&P 500® Index/40% Bloomberg U.S. Aggregate Index Composite represents a 60% weight to the S&P 500® Index and a 40% weight to the Bloomberg U.S. Aggregate Index. The Bloomberg U.S. Aggregate Index measures the performance of the U.S. investment-grade bond market.

The BVP Nasdaq Emerging Cloud Index is an equally weighted index that is designed to track the performance of emerging public companies primarily involved in providing cloud software and services to their customers.

Cloud computing is a term used to describe the delivery, through the Internet, of computing services, which can include servers, storage, databases, networking, software, analytics, and intelligence.

The ICE BofA Merrill Lynch U.S. Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S.

The ICE BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated high yield corporate debt securities issued in the U.S.

The ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all securities with a remaining term to final maturity less than 5 years.

The MSCI EAFE Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCIEAFE Index, its parent index.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, in local currency.

The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Local Currency Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada, in local currency.

The MSCI EAFE Small Cap Value Index captures small cap securities exhibiting overall value style characteristics across Developed Markets countries, excluding the U.S. and Canada.

The MSCI EAFE Value Index is a free float-adjusted market capitalization index that is designed to measure the performance of “value” stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI Emerging Markets Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI Emerging Markets Index, its parent index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Extended ESG Focus Indexes (the “Indexes”) are designed to maximize their exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the underlying market capitalization weighted index.

16	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market.

The S&P 500® Information Technology Index comprises companies included in the S&P 500® that are classified as members of the GICS® information technology sector.

The S&P Biotechnology Select Industry Index is designed to measure the performance of stocks from the S&P Total Market index that are classified in the GICS biotechnology sub-industry.

The S&P Health Care Index is a capitalization weighted index that measures the performance of the members of the GICS Healthcare sector within the S&P 500 Index.

The WisdomTree Artificial Intelligence & Innovation Index is designed to measure the performance of companies primarily involved in artificial intelligence and innovation.

The WisdomTree BioRevolution Index is designed to track performance of companies that will be significantly transformed by advancements in genetics and biotechnology that meet index eligibility requirements.

The WisdomTree Dynamic Currency Hedged International Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States. To hedge the impact of changes to the value of foreign currencies relative to the U.S. dollar, a currency hedge ratio (ranging from 0% to 100%) is applied monthly using a rules-based process that combines momentum, value, and interest rate signals.

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world, excluding Canada and the United States. To hedge the impact of changes to the value of foreign currencies relative to the U.S. dollar, a currency hedge ratio (ranging from 0% to 100%) is applied monthly using a rules-based process that combines momentum, value, and interest rate signals.

The WisdomTree Team8 Cybersecurity Index is designed to track the performance of companies primarily involved in providing cybersecurity-oriented products that meet index eligibility requirements.

The WisdomTree U.S. Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. investment grade corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $350 million in par amount outstanding and a remaining maturity of at least one year. Component securities must be rated investment grade.

The WisdomTree U.S. High Yield Corporate Bond Index is a rule-based alternatively weighted index designed To capture the performance of selected issuers in the U.S. high yield corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $500 million in par amount outstanding and a remaining maturity of at least one year. Component securities must be rated non-investment grade by at least one rating agency.

WisdomTree Trust	17

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree U.S. Short-Term Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. investment-grade corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $350 million in par amount outstanding and a remaining maturity of at least one year but not more than five years. Component securities must be rated investment grade.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

THE INFORMATION SET FORTH IN THE BVP NASDAQ EMERGING CLOUD INDEX IS NOT INTENDED TO BE, AND SHALL NOT BE REGARDED OR CONSTRUED AS, A RECOMMENDATION FOR A TRANSACTION OR INVESTMENT OR FINANCIAL, TAX, INVESTMENT OR OTHER ADVICE OF ANY KIND BY BESSEMER VENTURE PARTNERS. BESSEMER VENTURE PARTNERS DOES NOT PROVIDE INVESTMENT ADVICE TO WISDOMTREE OR THE FUND, IS NOT AN INVESTMENT ADVISER TO THE FUND AND IS NOT RESPONSIBLE FOR THE PERFORMANCE OF THE FUND.THE FUND IS NOT ISSUED, SPONSORED, ENDORSED OR PROMOTED BY BESSEMER VENTURE PARTNERS. BESSEMER VENTURE PARTNERS MAKES NO WARRANTY OR REPRESENTATION REGARDING THE QUALITY, ACCURACY OR COMPLETENESS OF THE BVP NASDAQ EMERGING CLOUD INDEX, INDEX VALUES OR ANY INDEX RELATED DATA INCLUDED HEREIN, PROVIDED HEREWITH OR DERIVED THEREFROM AND ASSUMES NO LIABILITY IN CONNECTION WITH ITS USE. BESSEMER VENTURE PARTNERS AND/OR POOLED INVESTMENT VEHICLES WHICH IT MANAGES, AND INDIVIDUALS AND ENTITIES AFFILIATED WITH SUCH VEHICLES, MAY PURCHASE, SELL OR HOLD SECURITIES OF ISSUERS THAT ARE CONSTITUENTS OF THE BVP NASDAQ EMERGING CLOUD INDEX FROM TIME TO TIME AND AT ANY TIME, INCLUDING IN ADVANCE OF OR FOLLOWING AN ISSUER BEING ADDED TO OR REMOVED FROM THE BVP NASDAQ EMERGING CLOUD INDEX.

Nasdaq® and the BVP Nasdaq Emerging Cloud Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by WisdomTree. The fund has not been passed on by the Corporations as to its legality or suitability. The fund is not issued, endorsed, sold, or

18	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar	GBP	British pound	PHP	Philippine peso
BRL	Brazilian real	HKD	Hong kong dollar	SEK	Swedish krona
CHF	Swiss franc	ILS	Israeli new shekel	SGD	Singapore dollar
CLP	Chilean peso	JPY	Japanese yen	USD	U.S. dollar
CNH	Offshore Chinese renminbi	MXN	Mexican peso	ZAR	South african rand
DKK	Danish krone	MYR	Malaysian ringgit
EUR	Euro	NOK	Norwegian krone

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

WisdomTree Trust	19

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2021

Investments	Shares	Value

COMMON STOCKS – 100.1%

Australia – 10.3%

Accent Group Ltd.	8,998	$16,028

Adairs Ltd.	6,007	17,513

Adbri Ltd.	13,189	27,041

Ampol Ltd.	3,023	65,189

Ansell Ltd.	4,221	96,700

APA Group	11,157	81,604

ASX Ltd.	2,103	142,043

Aurizon Holdings Ltd.	20,882	52,986

AusNet Services Ltd.	76,948	143,779

Australia & New Zealand Banking Group Ltd.	30,708	614,195

Bank of Queensland Ltd.(a)	18,524	108,955

Beach Energy Ltd.(a)	28,470	26,081

Bell Financial Group Ltd.	61,563	83,476

Bendigo & Adelaide Bank Ltd.(a)	22,287	147,454

BHP Group Ltd.(a)	82,198	2,480,126

BHP Group PLC	63,480	1,891,141

Brambles Ltd.	2,161	16,701

Cardno Ltd.*	1,445	2,028

Centuria Capital Group	6,581	16,747

Cleanaway Waste Management Ltd.	23,917	54,427

Coles Group Ltd.	12,297	160,393

Commonwealth Bank of Australia	22,224	1,631,954

Computershare Ltd.	9,199	133,763

Cromwell Property Group	174,179	110,174

CSL Ltd.	1,297	274,144

CSR Ltd.	12,719	54,374

Dexus	19,437	157,144

Dicker Data Ltd.(a)	2,564	27,664

Downer EDI Ltd.	12,239	53,034

Dusk Group Ltd.	806	1,869

Fortescue Metals Group Ltd.	100,160	1,398,898

Goodman Group	13,047	251,374

GPT Group (The)	31,000	122,159

Growthpoint Properties Australia Ltd.	37,870	120,046

Harvey Norman Holdings Ltd.	32,834	117,927

HT&E Ltd.(a)	13,449	20,534

Insignia Financial Ltd.	12,585	33,123

Insurance Australia Group Ltd.	30,940	95,828

IRESS Ltd.	10,071	91,527

IVE Group Ltd.	9,022	11,413

JB Hi-Fi Ltd.	2,775	97,489

Lendlease Corp., Ltd.	9,487	73,735

Lovisa Holdings Ltd.	1,886	27,548

Macmahon Holdings Ltd.	271,438	36,510

Macquarie Group Ltd.	2,733	408,136

Magellan Financial Group Ltd.(a)	3,599	55,578

Medibank Pvt Ltd.	41,873	101,987

Medusa Mining Ltd.	1,860	960

Metcash Ltd.(a)	39,043	127,738

Mineral Resources Ltd.	4,275	174,056

Mirvac Group	57,193	121,004

MyState Ltd.	6,795	25,047

National Australia Bank Ltd.	36,267	760,451

New Hope Corp., Ltd.(a)	20,105	32,597

Newcrest Mining Ltd.	2,452	43,641

NIB Holdings Ltd.	10,546	53,749

Nick Scali Ltd.	1,535	17,131

NRW Holdings Ltd.	18,168	23,314

Orora Ltd.	32,598	82,951

Pendal Group Ltd.	13,699	55,476

Platinum Asset Management Ltd.	27,623	54,225

QBE Insurance Group Ltd.	8,807	72,676

Ramsay Health Care Ltd.	2,418	125,698

Reliance Worldwide Corp., Ltd.	17,674	80,569

Resimac Group Ltd.	25,832	35,684

Sandfire Resources Ltd.	17,418	83,328

Santos Ltd.	20,556	94,304

Scentre Group	35,555	81,687

Seven Group Holdings Ltd.	5,304	83,296

Sigma Healthcare Ltd.(a)	8,763	3,058

Sims Ltd.	7,198	84,047

Sonic Healthcare Ltd.	5,019	170,156

South32 Ltd.	48,594	141,674

Southern Cross Media Group Ltd.	11,638	16,415

Stockland	43,937	135,444

Suncorp Group Ltd.	19,009	152,993

Super Retail Group Ltd.	11,481	104,007

Tabcorp Holdings Ltd.	33,476	122,180

Telstra Corp., Ltd.	187,183	568,862

Transurban Group	26,971	271,000

Vicinity Centres	64,686	79,481

Wesfarmers Ltd.	15,212	655,851

Westpac Banking Corp.	28,921	448,927

Woodside Petroleum Ltd.	1,970	31,410

Woolworths Group Ltd.	10,590	292,656

Worley Ltd.	6,299	48,682

Total Australia		17,308,964

Austria – 0.7%

BAWAG Group AG*(b)	3,820	235,450

Erste Group Bank AG	1,066	50,127

Oesterreichische Post AG	2,256	96,977

OMV AG	5,615	318,950

POLYTEC Holding AG(a)	5,854	45,735

Raiffeisen Bank International AG	1,682	49,502

Semperit AG Holding	1,320	43,982

Strabag SE, Bearer Shares	5,187	216,186

Telekom Austria AG*	17,435	151,082

Total Austria		1,207,991

Belgium – 0.8%

Anheuser-Busch InBev S.A./N.V.*	4,922	297,608

Bekaert S.A.	2,330	103,708

Cofinimmo S.A.	952	152,107

Econocom Group S.A./N.V.	7,681	31,839

Etablissements Franz Colruyt N.V.	1,544	65,423

KBC Group N.V.	448	38,444

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2021

Investments	Shares	Value

Proximus SADP	6,555	$127,768

Solvay S.A.(a)	1,111	129,122

Telenet Group Holding N.V.	5,670	206,720

UCB S.A.	882	100,652

Warehouses De Pauw CVA	2,553	122,460

Total Belgium		1,375,851

China – 1.6%

Beijing Enterprises Holdings Ltd.	16,000	55,206

BOC Hong Kong Holdings Ltd.	126,000	412,927

China Everbright Environment Group Ltd.	103,666	83,238

China Merchants Port Holdings Co., Ltd.	76,000	138,425

China Nonferrous Mining Corp. Ltd.	47,000	18,688

China Power International Development Ltd.(a)	244,000	164,309

China Resources Pharmaceutical Group Ltd.(b)	162,000	73,766

China Resources Power Holdings Co., Ltd.	70,000	234,342

China Taiping Insurance Holdings Co., Ltd.	45,600	62,584

CITIC Ltd.	493,000	486,910

CSPC Pharmaceutical Group Ltd.	52,320	56,841

Fosun International Ltd.	37,000	39,913

Guangdong Investment Ltd.	70,000	88,978

Lenovo Group Ltd.(a)	188,000	216,061

Shanghai Industrial Holdings Ltd.	39,000	56,827

Shoucheng Holdings Ltd.	178,000	35,389

Shougang Fushan Resources Group Ltd.	282,000	95,491

Simcere Pharmaceutical Group Ltd.(b)	43,000	49,584

Sino-Ocean Group Holding Ltd.	249,500	58,244

Wilmar International Ltd.	64,500	198,071

Zensun Enterprises Ltd.(a)	51,000	25,250

Total China		2,651,044

Denmark – 1.5%

Alm Brand A/S	18,065	35,190

AP Moller – Maersk A/S, Class B	58	207,958

Carlsberg A/S, Class B	591	102,066

Coloplast A/S, Class B	1,314	231,247

D/S Norden A/S	671	17,072

Danske Bank A/S	7,208	124,482

DSV A/S	71	16,582

Novo Nordisk A/S, Class B	10,456	1,175,056

Novozymes A/S, Class B	1,361	111,789

Orsted A/S(b)	1,231	157,201

Royal Unibrew A/S	748	84,313

Scandinavian Tobacco Group A/S, Class A(b)	5,080	106,645

Topdanmark A/S	585	32,827

Tryg A/S	5,694	140,603

Vestas Wind Systems A/S	2,479	75,807

Total Denmark		2,618,838

Finland – 2.2%

Elisa Oyj	2,318	142,662

Fiskars Oyj Abp	2,874	75,171

Fortum Oyj	16,167	496,214

Kesko Oyj, Class B	4,908	163,757

Kone Oyj, Class B	4,397	315,217

Neste Oyj	4,491	221,447

Nokian Renkaat Oyj	2,711	102,662

Nordea Bank Abp	107,032	1,306,299

Orion Oyj, Class B	1,756	72,928

Sampo Oyj, Class A	6,320	316,664

Stora Enso Oyj, Class R	2,638	48,419

UPM-Kymmene Oyj	7,403	281,689

Uponor Oyj	2,177	51,841

Valmet Oyj	2,583	110,798

Total Finland		3,705,768

France – 10.3%

Air Liquide S.A.	3,950	688,704

ALD S.A.(b)	10,163	149,552

Amundi S.A.(b)	2,142	176,723

Arkema S.A.	725	102,111

AXA S.A.	55,616	1,656,110

BNP Paribas S.A.	14,975	1,034,887

Bollore S.A.	22,196	124,187

Bouygues S.A.	5,222	187,002

Bureau Veritas S.A.	4,805	159,447

Capgemini SE	770	188,701

Carrefour S.A.	3,349	61,336

Chargeurs S.A.	561	16,625

Cie de Saint-Gobain	3,688	259,482

Cie Generale des Etablissements Michelin SCA	980	160,649

Cie Plastic Omnium S.A.	2,920	75,909

Coface S.A.	1,130	16,101

Covivio	1,207	99,102

Credit Agricole S.A.	48,385	690,544

Danone S.A.	5,872	364,532

Dassault Systemes SE	2,340	139,199

Edenred	1,698	78,339

Eiffage S.A.	1,609	165,520

Electricite de France S.A.	11,645	136,797

Engie S.A.	25,471	376,958

EssilorLuxottica S.A.	1,236	263,181

Eurazeo SE	845	73,800

Eutelsat Communications S.A.	6,527	79,681

Gecina S.A.	1,066	148,986

Hermes International	192	335,374

ICADE	1,577	113,161

Ipsen S.A.	419	38,357

Kering S.A.	485	389,885

Klepierre S.A.*	4,379	103,829

L’Oreal S.A.	2,470	1,171,164

La Francaise des Jeux SAEM(b)	1,514	67,044

Legrand S.A.	1,637	191,558

LVMH Moet Hennessy Louis Vuitton SE	2,109	1,743,603

Metropole Television S.A.	5,306	103,543

Nexity S.A.	2,741	128,859

Orange S.A.	63,644	681,275

Pernod Ricard S.A.	1,309	314,838

Publicis Groupe S.A.	2,995	201,630

Rexel S.A.*	4,509	91,426

Rothschild & Co.	374	17,161

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2021

Investments	Shares	Value

Rubis SCA	2,007	$59,935

Sanofi	12,140	1,222,900

Schneider Electric SE	4,616	905,297

SEB S.A.	724	112,714

Societe BIC S.A.	1,125	60,539

Societe Generale S.A.	4,221	144,988

Suez S.A.	6,892	155,262

Teleperformance	236	105,205

Television Francaise 1	5,283	52,418

Thales S.A.	1,500	127,594

Trigano S.A.	570	110,843

Valeo	3,390	102,469

Veolia Environnement S.A.	5,240	192,235

Verallia S.A.(b)	1,766	62,177

Vinci S.A.	4,022	424,953

Wendel SE	1,023	122,618

Total France		17,329,019

Germany – 8.0%

adidas AG	347	99,915

Allianz SE, Registered Shares	5,606	1,323,798

BASF SE	11,815	830,077

Bayer AG, Registered Shares	9,507	508,134

Bayerische Motoren Werke AG	4,204	423,052

Beiersdorf AG	864	88,802

Bilfinger SE	716	24,346

Brenntag SE	1,646	148,960

Covestro AG(b)	1,598	98,495

Daimler AG, Registered Shares	6,429	494,154

Deutsche Boerse AG	690	115,425

Deutsche Post AG, Registered Shares	13,560	871,871

Deutsche Telekom AG, Registered Shares	52,748	977,756

Deutsche Wohnen SE, Bearer Shares	3,272	137,599

DWS Group GmbH & Co. KGaA(b)	1,767	71,295

E.ON SE	51,621	715,712

Evonik Industries AG	4,991	161,589

Freenet AG	6,277	166,106

Fresenius SE & Co. KGaA	1,751	70,490

GEA Group AG	1,312	71,751

Hannover Rueck SE	1,338	254,331

Hapag-Lloyd AG(b)	1,277	402,260

HeidelbergCement AG	824	55,773

Hella GmbH & Co. KGaA	979	69,026

Henkel AG & Co. KGaA	1,583	123,673

Hochtief AG	1,989	160,594

Infineon Technologies AG	3,604	167,053

Knorr-Bremse AG	156	15,416

LEG Immobilien SE	899	125,441

Merck KGaA	511	131,912

METRO AG	11,984	125,652

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	1,719	509,237

ProSiebenSat.1 Media SE	5,957	94,908

Rheinmetall AG	792	74,809

RWE AG	3,615	146,844

SAP SE	5,361	761,456

Siemens AG, Registered Shares	6,114	1,061,559

Siemens Healthineers AG(b)	5,146	385,181

Stroeer SE & Co. KGaA	1,304	102,766

TAG Immobilien AG	3,653	102,235

Talanx AG	3,699	178,945

Telefonica Deutschland Holding AG	34,403	95,499

Traton SE	4,376	110,177

Vantage Towers AG	2,570	94,108

Volkswagen AG	1,452	426,674

Vonovia SE	4,995	275,495

Total Germany		13,450,351

Hong Kong – 2.8%

AIA Group Ltd.	56,400	568,608

Bank of East Asia Ltd. (The)	42,949	61,700

CLP Holdings Ltd.	43,500	439,391

Hang Lung Group Ltd.	48,000	102,572

Hang Lung Properties Ltd.	49,000	100,812

Hang Seng Bank Ltd.	31,000	567,410

Henderson Land Development Co., Ltd.	55,000	234,214

Hong Kong & China Gas Co., Ltd.	159,816	248,857

Hong Kong Exchanges & Clearing Ltd.	7,659	447,380

Hutchison Port Holdings Trust	310,900	69,952

Hysan Development Co., Ltd.	37,000	114,375

Link REIT	22,400	197,242

MTR Corp., Ltd.	52,143	279,900

Power Assets Holdings Ltd.	42,500	264,933

Singamas Container Holdings Ltd.	142,000	21,310

Sino Land Co., Ltd.	62,000	77,219

Sun Hung Kai Properties Ltd.	33,500	406,488

Swire Pacific Ltd., Class A	21,500	122,305

Swire Pacific Ltd., Class B	50,000	48,998

Swire Properties Ltd.	53,600	134,339

Techtronic Industries Co., Ltd.	8,500	169,208

Total Hong Kong		4,677,213

Ireland – 0.3%

CRH PLC	6,188	327,361

Kerry Group PLC, Class A	541	69,674

Smurfit Kappa Group PLC	3,264	179,801

Total Ireland		576,836

Israel – 0.4%

Azrieli Group Ltd.	1,290	123,098

Bank Hapoalim BM	12,901	133,055

Bank Leumi Le-Israel BM	13,478	144,853

Delek Group Ltd.*	1	59

Gazit-Globe Ltd.	8,847	69,897

ICL Group Ltd.	14,899	143,657

Mizrahi Tefahot Bank Ltd.	2,531	97,584

Tiv Taam Holdings 1 Ltd.	5,700	20,365

Victory Supermarket Chain Ltd.	1,500	32,083

Total Israel		764,651

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2021

Investments	Shares	Value

Italy – 4.0%

A2A SpA	82,962	$162,272

ACEA SpA	5,807	123,886

Alerion Cleanpower SpA(a)	600	20,163

Anima Holding SpA(b)	21,037	107,415

Assicurazioni Generali SpA(a)	30,797	652,466

Azimut Holding SpA	3,322	93,235

Banca Mediolanum SpA	15,567	153,660

Banco BPM SpA	30,052	90,222

BFF Bank SpA(b)	7,808	62,954

BPER Banca(a)	22,017	45,644

Enel SpA	137,511	1,101,836

Eni SpA	47,326	657,670

ERG SpA	2,577	83,345

Esprinet SpA	1,264	18,543

Ferrari N.V.	534	138,153

Hera SpA	24,033	100,056

Infrastrutture Wireless Italiane SpA(b)	14,496	176,058

Intesa Sanpaolo SpA	349,794	904,565

Iren SpA	41,503	125,261

Italgas SpA	13,047	89,794

Mediobanca Banca di Credito Finanziario SpA	20,133	231,471

Poste Italiane SpA(b)	18,578	243,804

Recordati Industria Chimica e Farmaceutica SpA	1,869	120,087

Snam SpA	55,833	336,514

Telecom Italia SpA	265,229	130,963

Terna - Rete Elettrica Nazionale	32,229	260,734

UniCredit SpA	3,182	49,010

Unieuro SpA(b)	690	16,478

Unipol Gruppo SpA	23,618	128,356

UnipolSai Assicurazioni SpA	79,320	223,703

Webuild SpA	15,882	37,567

Total Italy		6,685,885

Japan – 21.0%

Advan Group Co., Ltd.	4,800	40,474

Advantest Corp.	1,000	94,655

Aeon Co., Ltd.	5,200	122,329

AEON Financial Service Co., Ltd.	5,100	55,006

AGC, Inc.	3,000	143,025

Aichi Steel Corp.	1,100	23,795

Aisin Corp.	2,200	84,252

Ajinomoto Co., Inc.	4,500	136,655

Akatsuki, Inc.	1,400	35,050

Akita Bank Ltd. (The)	1,500	21,297

Aomori Bank Ltd. (The)(a)	3,200	49,269

Aruhi Corp.(a)	4,800	43,559

Asahi Group Holdings Ltd.	2,000	77,704

Asahi Holdings, Inc.	3,800	67,648

Asahi Kasei Corp.	14,800	138,933

Asahi Net, Inc.	5,900	31,049

Astellas Pharma, Inc.	14,200	230,655

Avex, Inc.(a)	2,400	30,053

Bandai Namco Holdings, Inc.	1,100	85,914

Bank of Iwate Ltd. (The)	2,700	43,798

Bank of Nagoya Ltd. (The)	2,200	52,423

Bridgestone Corp.	6,500	279,350

Brother Industries Ltd.	3,100	59,521

Canon, Inc.(a)	8,700	211,616

Cawachi Ltd.	1,600	30,595

Central Security Patrols Co., Ltd.	900	18,859

Chiba Bank Ltd. (The)	17,500	100,148

Chubu Electric Power Co., Inc.	9,700	102,092

Chugai Pharmaceutical Co., Ltd.(a)	6,400	207,581

Chugoku Electric Power Co., Inc. (The)	7,700	62,253

Chukyo Bank Ltd. (The)	4,900	77,316

Concordia Financial Group Ltd.	23,700	86,028

Cosmo Energy Holdings Co., Ltd.	4,200	81,990

Cybernet Systems Co., Ltd.(a)	2,400	14,818

Dai Nippon Printing Co., Ltd.	3,700	92,954

Dai-ichi Life Holdings, Inc.	11,200	226,179

Daifuku Co., Ltd.	600	48,977

Daiken Medical Co., Ltd.(a)	1,900	9,240

Daikin Industries Ltd.	900	203,908

Daikyonishikawa Corp.	5,500	27,941

Daito Trust Construction Co., Ltd.	700	80,057

Daiwa House Industry Co., Ltd.	5,300	152,250

Daiwa Securities Group, Inc.	16,300	91,822

Daiwabo Holdings Co., Ltd.	3,400	54,327

Denso Corp.	4,800	397,197

Dentsu Group, Inc.(a)	3,200	113,933

Digital Holdings, Inc.(a)	700	8,012

Disco Corp.	200	61,048

Ehime Bank Ltd. (The)	3,400	24,624

Electric Power Development Co., Ltd.	8,000	106,083

ENEOS Holdings, Inc.	51,700	193,188

FANUC Corp.	1,100	232,886

Fast Retailing Co., Ltd.	200	113,430

FIDEA Holdings Co., Ltd.	1,500	17,416

Fuji Electric Co., Ltd.	2,100	114,524

Fujicco Co., Ltd.	4,600	75,139

FUJIFILM Holdings Corp.	2,600	192,502

Fujimi, Inc.	400	26,920

Fujitsu Ltd.	900	154,201

Fukui Bank Ltd. (The)	2,900	35,358

Fukuoka Financial Group, Inc.	6,300	107,831

Furukawa Co., Ltd.	4,700	51,834

Futaba Industrial Co., Ltd.	7,100	26,820

GMO Financial Holdings, Inc.(a)	11,000	80,717

H-One Co., Ltd.	1,600	9,393

H.U. Group Holdings, Inc.	4,100	103,964

Hagiwara Electric Holdings Co., Ltd.	600	10,921

Hakudo Co., Ltd.	100	2,567

Haseko Corp.	8,100	100,305

Hitachi Ltd.	5,600	302,966

Hokkaido Gas Co., Ltd.	100	1,323

Hokkoku Financial Holdings, Inc.	3,700	81,933

Honda Motor Co., Ltd.	13,400	375,859

House Do Co., Ltd.	2,400	19,216

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2021

Investments	Shares	Value

Hoya Corp.	900	$133,724

Hulic Co., Ltd.	3,700	35,087

Hyakujushi Bank Ltd. (The)	1,300	16,990

Ichinen Holdings Co., Ltd.	1,400	16,255

Idemitsu Kosan Co., Ltd.	4,500	114,771

Iida Group Holdings Co., Ltd.	2,200	51,124

Inpex Corp.	21,200	184,468

Isuzu Motors Ltd.	6,400	79,531

ITOCHU Corp.	18,300	559,067

J-Oil Mills, Inc.	4,700	68,160

J. Front Retailing Co., Ltd.	6,500	59,099

Japan Exchange Group, Inc.	4,100	89,651

Japan Post Holdings Co., Ltd.	49,500	385,494

Japan Post Insurance Co., Ltd.	5,300	85,146

Japan Property Management Center Co., Ltd.	900	7,831

Japan Tobacco, Inc.(a)	51,200	1,032,626

JDC Corp.	8,200	39,877

JFE Holdings, Inc.	5,900	75,162

JM Holdings Co., Ltd.(a)	1,700	24,314

JSR Corp.	2,500	94,981

Kajima Corp.	1,300	14,913

Kansai Electric Power Co., Inc. (The)	5,900	55,027

Kao Corp.	1,600	83,630

KDDI Corp.	33,400	975,127

Keiyo Bank Ltd. (The)	19,800	80,125

Keyence Corp.	330	207,133

Ki-Star Real Estate Co., Ltd.	300	23,264

Kikkoman Corp.	800	67,179

Kirin Holdings Co., Ltd.(a)	8,600	137,938

Kisoji Co., Ltd.	3,400	64,867

Kobe Steel Ltd.	15,300	76,663

Komatsu Ltd.	7,200	168,410

Kubota Corp.	7,000	155,221

Kuraray Co., Ltd.(a)	6,000	52,052

Kyowa Kirin Co., Ltd.	3,500	95,285

Kyushu Electric Power Co., Inc.	16,100	119,818

Kyushu Railway Co.	4,900	101,783

Lawson, Inc.	1,400	66,258

LEC, Inc.	2,500	18,779

LIFULL Co., Ltd.	15,400	32,363

LIKE, Inc.	500	7,742

Lixil Corp.	4,100	109,127

Makita Corp.	1,300	55,125

Marubeni Corp.	23,600	229,432

Marvelous, Inc.	3,900	24,757

Matsui Securities Co., Ltd.	3,100	21,294

MatsukiyoCocokara & Co.	1,400	51,791

Mebuki Financial Group, Inc.	41,100	84,588

MEIJI Holdings Co., Ltd.	1,900	113,187

Mie Kotsu Group Holdings, Inc.	3,900	16,358

MINEBEA MITSUMI, Inc.	3,100	87,895

Ministop Co., Ltd.	100	1,220

Mitsubishi Chemical Holdings Corp.	19,300	142,795

Mitsubishi Corp.	17,500	554,991

Mitsubishi Electric Corp.	13,800	174,784

Mitsubishi Estate Co., Ltd.	9,400	130,158

Mitsubishi Gas Chemical Co., Inc.	4,000	67,665

Mitsubishi HC Capital, Inc.	23,700	117,106

Mitsubishi Heavy Industries Ltd.	3,500	80,817

Mitsubishi Materials Corp.	5,000	85,754

Mitsubishi UFJ Financial Group, Inc.	165,200	896,474

Mitsui Chemicals, Inc.	2,300	61,717

Mitsui Fudosan Co., Ltd.	3,600	71,231

Mitsui OSK Lines Ltd.	3,100	229,899

Miyazaki Bank Ltd. (The)	1,100	19,869

Mizuho Financial Group, Inc.	28,950	367,799

Mizuho Medy Co., Ltd.(a)	300	6,143

MS&AD Insurance Group Holdings, Inc.	9,300	286,620

Murata Manufacturing Co., Ltd.	3,900	310,124

Nabtesco Corp.(a)	1,400	41,396

NEC Capital Solutions Ltd.	800	13,964

NEC Corp.	2,400	110,668

NET One Systems Co., Ltd.	1,200	32,304

NGK Insulators Ltd.	4,400	74,279

NGK Spark Plug Co., Ltd.	3,600	62,618

Nidec Corp.	700	82,185

Nihon Chouzai Co., Ltd.	2,100	25,075

Nihon Flush Co., Ltd.(a)	1,500	13,964

Nihon Tokushu Toryo Co., Ltd.	1,500	11,372

Nihon Unisys Ltd.	3,300	92,562

Nintendo Co., Ltd.	1,300	605,662

Nippon Aqua Co., Ltd.	3,300	19,687

Nippon Carbon Co., Ltd.(a)	1,500	54,318

Nippon Electric Glass Co., Ltd.(a)	3,900	99,875

Nippon Express Co., Ltd.*	1,800	106,526

Nippon Gas Co., Ltd.	5,100	67,539

Nippon Steel Corp.	7,100	115,821

Nippon Telegraph & Telephone Corp.	53,000	1,449,785

Nippon Yusen K.K.	3,000	228,214

Nishimatsu Construction Co., Ltd.	3,000	94,959

Nissan Chemical Corp.	1,100	63,810

Nissin Foods Holdings Co., Ltd.	1,300	94,716

Nitori Holdings Co., Ltd.	100	14,958

Nitto Denko Corp.	1,900	146,681

NOF Corp.	1,600	80,726

Nomura Real Estate Holdings, Inc.	3,300	75,855

Nomura Research Institute Ltd.	3,400	145,708

NS United Kaiun Kaisha Ltd.	500	15,175

NTT Data Corp.	6,900	147,761

Oita Bank Ltd. (The)	1,700	26,986

Oji Holdings Corp.	15,800	76,424

Okinawa Financial Group, Inc.	3,600	69,089

Okuwa Co., Ltd.	2,700	22,298

Olympus Corp.	2,700	62,122

Omron Corp.	800	79,614

Ono Pharmaceutical Co., Ltd.	5,900	146,328

Open House Co., Ltd.	1,300	67,961

Osaka Gas Co., Ltd.	5,900	97,398

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2021

Investments	Shares	Value

Otsuka Holdings Co., Ltd.	2,400	$86,888

Panasonic Corp.	16,700	183,453

Pigeon Corp.(a)	4,300	82,075

Pola Orbis Holdings, Inc.(a)	4,200	69,918

Premium Group Co., Ltd.	200	6,556

Recruit Holdings Co., Ltd.	2,500	151,361

Resona Holdings, Inc.	16,900	65,660

Rohm Co., Ltd.	700	63,645

Roland Corp.	700	23,890

Sala Corp.	3,000	16,465

Sanoh Industrial Co., Ltd.	800	6,572

Sanshin Electronics Co., Ltd.(a)	1,100	14,099

SBI Holdings, Inc.	3,300	89,840

Scala, Inc.(a)	500	2,866

Scroll Corp.	400	2,949

SCSK Corp.	5,400	107,339

Secom Co., Ltd.	1,100	76,285

Sega Sammy Holdings, Inc.	6,100	95,721

Seikagaku Corp.	4,600	37,589

Seiko Epson Corp.	6,800	122,294

Sekisui Chemical Co., Ltd.	7,500	125,179

Sekisui House Ltd.	9,600	205,830

Senshu Ikeda Holdings, Inc.(a)	7,200	10,629

Seven & I Holdings Co., Ltd.	3,300	144,890

SG Holdings Co., Ltd.	2,800	65,480

Shimadzu Corp.	1,200	50,593

Shimamura Co., Ltd.	800	67,110

Shimano, Inc.	400	106,500

Shimizu Corp.	11,200	69,347

Shin-Etsu Chemical Co., Ltd.	1,700	294,073

Shinnihon Corp.	2,000	14,190

Shionogi & Co., Ltd.	2,300	162,281

Shiseido Co., Ltd.	1,400	77,978

SMC Corp.	100	67,379

Sodick Co., Ltd.	6,900	49,074

SoftBank Corp.	116,300	1,468,962

SoftBank Group Corp.	3,400	160,441

Sojitz Corp.	4,780	71,728

Sompo Holdings, Inc.	4,700	198,318

Sony Group Corp.	2,100	263,970

Square Enix Holdings Co., Ltd.	1,200	61,482

Subaru Corp.	2,300	41,085

Sumitomo Chemical Co., Ltd.	11,100	52,244

Sumitomo Corp.	9,600	141,764

Sumitomo Dainippon Pharma Co., Ltd.	3,200	36,820

Sumitomo Electric Industries Ltd.	3,800	49,482

Sumitomo Forestry Co., Ltd.	3,300	63,791

Sumitomo Heavy Industries Ltd.	3,900	94,456

Sumitomo Metal Mining Co., Ltd.	3,700	139,768

Sumitomo Mitsui Financial Group, Inc.	17,700	606,062

Sumitomo Mitsui Trust Holdings, Inc.	5,200	173,537

Sumitomo Realty & Development Co., Ltd.	2,100	61,693

Sumitomo Rubber Industries Ltd.	10,600	107,882

Suncall Corp.	2,400	12,880

Suntory Beverage & Food Ltd.	2,900	104,763

Suzuki Motor Corp.	2,500	96,153

Sysmex Corp.	900	121,532

Tachi-S Co., Ltd.	1,000	10,976

Taihei Dengyo Kaisha Ltd.	1,800	44,861

Taiho Kogyo Co., Ltd.(a)	1,900	13,398

Taisei Corp.	2,500	75,876

Takeda Pharmaceutical Co., Ltd.	22,600	615,659

Tama Home Co., Ltd.	800	16,055

TDK Corp.	2,100	81,881

Terumo Corp.	2,500	105,510

Toho Bank Ltd. (The)	18,300	33,690

Toho Gas Co., Ltd.	2,300	58,501

Toho Zinc Co., Ltd.(a)	500	9,895

Tokai Carbon Co., Ltd.	5,000	52,451

Tokio Marine Holdings, Inc.	6,800	377,453

Tokyo Electron Device Ltd.	300	17,116

Tokyo Electron Ltd.	1,400	805,801

Tokyo Gas Co., Ltd.	4,400	78,788

Tokyo Tekko Co., Ltd.(a)	1,200	13,797

Tokyu Fudosan Holdings Corp.	17,400	97,158

TOMONY Holdings, Inc.	9,600	26,427

Toray Industries, Inc.	14,100	83,482

Toshiba Corp.	2,300	94,473

Tosoh Corp.	5,900	87,407

TOTO Ltd.	1,200	55,126

Towa Bank Ltd. (The)	9,800	46,126

Toyo Kanetsu K.K.	200	4,361

Toyo Seikan Group Holdings Ltd.	4,600	54,846

Toyo Suisan Kaisha Ltd.	400	16,934

Toyota Boshoku Corp.	6,300	123,423

Toyota Motor Corp.	109,770	2,007,040

Toyota Tsusho Corp.	3,400	156,485

TPR Co., Ltd.	2,800	34,673

Trend Micro, Inc.*	2,200	122,079

Tsurumi Manufacturing Co., Ltd.	1,800	25,885

Tv Tokyo Holdings Corp.	4,100	72,704

Unicharm Corp.	2,500	108,528

USS Co., Ltd.	1,000	15,596

V Technology Co., Ltd.	300	9,366

Vital KSK Holdings, Inc.	2,700	18,921

Wakita & Co., Ltd.	3,000	28,032

Yakult Honsha Co., Ltd.	1,500	78,156

YAMABIKO Corp.(a)	2,400	25,968

Yamada Holdings Co., Ltd.	30,200	103,066

Yamagata Bank Ltd. (The)	4,800	36,181

Yamaha Corp.	1,100	54,162

Yamaha Motor Co., Ltd.(a)	3,700	88,648

Yamanashi Chuo Bank Ltd. (The)	3,400	25,392

Yamato Holdings Co., Ltd.	3,400	79,807

Yokohama Rubber Co., Ltd. (The)(a)	1,000	16,004

Yokorei Co., Ltd.	3,800	27,554

Yorozu Corp.	600	5,591

Zeon Corp.	3,900	44,942

Total Japan		35,292,575

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2021

Investments	Shares	Value

Netherlands – 2.4%

Aalberts N.V.	299	$19,810

Aegon N.V.	8,093	40,430

Akzo Nobel N.V.	1,561	171,304

Arcadis N.V.	309	14,878

ASM International N.V.	284	125,536

ASML Holding N.V.	767	616,406

ASR Nederland N.V.	3,388	156,040

BE Semiconductor Industries N.V.	596	50,846

Euronext N.V.(b)	399	41,404

Heineken Holding N.V.	1,091	100,682

Heineken N.V.	928	104,329

ING Groep N.V.	33,291	463,464

Koninklijke Ahold Delhaize N.V.	10,506	360,036

Koninklijke DSM N.V.	941	211,881

Koninklijke KPN N.V.	60,626	188,217

Koninklijke Philips N.V.	4,893	182,315

Koninklijke Vopak N.V.	1,634	57,232

NN Group N.V.	6,250	338,388

PostNL N.V.	22,642	98,539

Randstad N.V.	2,475	168,987

Rhi Magnesita N.V.	1,755	78,586

SBM Offshore N.V.	3,947	58,777

Signify N.V.(b)	2,129	98,732

Wolters Kluwer N.V.	2,159	254,360

Total Netherlands		4,001,179

Norway – 1.8%

ABG Sundal Collier Holding ASA	15,044	15,746

AF Gruppen ASA	4,135	90,781

Aker ASA, Class A	772	72,225

Aker BP ASA	3,081	94,894

Austevoll Seafood ASA	7,072	85,329

DNB Bank ASA	14,275	326,996

Equinor ASA	28,532	763,265

Gjensidige Forsikring ASA	7,924	192,297

Hunter Group ASA*	7,054	2,368

Kid ASA(b)	2,416	30,850

Komplett Bank ASA*	20,763	18,201

Kongsberg Gruppen ASA	3,021	97,979

Mowi ASA	1,257	29,749

Norsk Hydro ASA	16,384	129,165

Orkla ASA	16,556	165,892

Pareto Bank ASA	6,987	47,144

Storebrand ASA	8,043	80,737

Telenor ASA	32,002	502,986

TGS ASA	3,404	32,649

Veidekke ASA	7,807	117,216

Yara International ASA	3,290	166,024

Total Norway		3,062,493

Portugal – 0.3%

EDP – Energias de Portugal S.A.	35,734	196,356

Galp Energia, SGPS, S.A.	16,426	159,151

Jeronimo Martins, SGPS, S.A.	3,859	88,208

Total Portugal		443,715

Singapore – 1.6%

China Aviation Oil Singapore Corp., Ltd.	28,400	19,802

DBS Group Holdings Ltd.	31,763	769,484

Hour Glass Ltd. (The)	12,000	18,158

Jardine Cycle & Carriage Ltd.	5,900	90,153

Keppel Corp., Ltd.	35,700	135,581

NetLink NBN Trust	176,900	131,217

Olam International Ltd.	74,700	96,966

Oversea-Chinese Banking Corp., Ltd.	53,401	451,561

Propnex Ltd.	12,000	15,043

Riverstone Holdings Ltd.	72,000	37,385

Sembcorp Industries Ltd.	49,200	72,989

Singapore Exchange Ltd.	12,900	88,989

Singapore Technologies Engineering Ltd.	34,800	97,057

Singapore Telecommunications Ltd.	90,400	155,567

United Overseas Bank Ltd.	24,728	493,404

Venture Corp., Ltd.	8,300	112,727

Total Singapore		2,786,083

Spain – 2.7%

Acciona S.A.	560	107,051

Acerinox S.A.	9,886	127,994

Aedas Homes S.A.(b)	2,072	56,786

Banco Bilbao Vizcaya Argentaria S.A.	57,974	346,122

Banco Santander S.A.	58,031	194,052

CaixaBank S.A.	28,757	78,944

Cia de Distribucion Integral Logista Holdings S.A.	6,968	138,908

ContourGlobal PLC(b)	20,747	53,785

EDP Renovaveis S.A.	2,941	73,245

Enagas S.A.	2,842	65,931

Ferrovial S.A.	5,312	166,485

Fomento de Construcciones y Contratas S.A.	6,978	87,924

Grupo Catalana Occidente S.A.	3,088	105,350

Iberdrola S.A.	68,110	806,303

Industria de Diseno Textil S.A.	16,928	549,217

Inmobiliaria Colonial Socimi S.A.	8,102	76,012

Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(a)	48,681	89,047

Mapfre S.A.	92,885	190,713

Metrovacesa S.A.(b)	7,425	60,119

Naturgy Energy Group S.A.	18,154	591,059

Prosegur Cash S.A.(a)(b)	23,549	16,764

Red Electrica Corp. S.A.(a)	4,688	101,426

Repsol S.A.	15,326	181,886

Viscofan S.A.	1,719	111,231

Zardoya Otis S.A.	14,486	117,126

Total Spain		4,493,480

Sweden – 3.2%

Alfa Laval AB	2,047	82,388

Assa Abloy AB, Class B	6,310	192,495

Atlas Copco AB, Class A	4,484	309,933

Atlas Copco AB, Class B	2,981	175,228

Axfood AB	5,655	162,645

Boliden AB	1,535	59,339

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2021

Investments	Shares	Value

Castellum AB	4,595	$123,733

Elekta AB, Class B(a)	8,464	107,087

Epiroc AB, Class A	5,426	137,360

EQT AB	3,324	180,998

Essity AB, Class B	5,512	179,840

Evolution AB(b)	667	94,755

Fabege AB	6,529	109,287

FastPartner AB, Class A(a)	6,246	83,751

Hexagon AB, Class B	2,040	32,367

Hexpol AB	8,935	119,708

Intrum AB	3,241	83,550

Investment AB Latour, Class B	2,927	119,196

Lundin Energy AB	6,238	223,577

Nordic Paper Holding AB	5,575	23,399

Peab AB, Class B	10,846	136,805

Saab AB, Class B	3,309	84,170

Sandvik AB	5,715	159,447

Scandi Standard AB	11,510	52,123

Securitas AB, Class B	6,902	95,024

Skandinaviska Enskilda Banken AB, Class A	23,235	322,970

Skanska AB, Class B	5,940	153,653

SKF AB, Class B	2,964	70,222

Svenska Cellulosa AB SCA, Class B	1,953	34,675

Svenska Handelsbanken AB, Class A	14,683	158,704

Svenska Handelsbanken AB, Class B(a)	6,173	73,499

Swedbank AB, Class A	5,556	111,748

Swedish Match AB	18,968	150,883

Tele2 AB, Class B	14,319	204,176

Telefonaktiebolaget LM Ericsson, Class B	19,543	215,400

Telia Co. AB	49,074	191,903

Trelleborg AB, Class B	5,810	152,600

Volvo AB, Class A	6,617	155,379

Volvo AB, Class B	9,450	218,823

Total Sweden		5,342,840

Switzerland – 9.4%

ABB Ltd., Registered Shares	20,257	775,909

Adecco Group AG, Registered Shares	1,210	61,884

Baloise Holding AG, Registered Shares	683	111,766

Banque Cantonale Vaudoise, Registered Shares	215	16,706

BKW AG	689	89,684

Cie Financiere Richemont S.A., Registered Shares	2,441	366,893

Clariant AG, Registered Shares*	967	20,165

Coca-Cola HBC AG*	3,114	107,764

DKSH Holding AG	1,125	92,973

EMS-Chemie Holding AG, Registered Shares	192	215,148

Geberit AG, Registered Shares	233	190,563

Helvetia Holding AG, Registered Shares	696	82,040

Holcim Ltd., Registered Shares*	5,999	306,221

Julius Baer Group Ltd.	1,457	97,832

Kuehne + Nagel International AG, Registered Shares	986	318,585

Landis + Gyr Group AG*	791	53,607

Logitech International S.A., Registered Shares	922	77,795

Lonza Group AG, Registered Shares	161	134,575

Mobilezone Holding AG, Registered Shares	3,479	52,005

Nestle S.A., Registered Shares	26,811	3,749,979

Novartis AG, Registered Shares	24,480	2,156,894

Partners Group Holding AG	225	373,498

PSP Swiss Property AG, Registered Shares	764	95,338

Roche Holding AG	4,932	2,052,045

Roche Holding AG, Bearer Shares	1,119	502,055

Schindler Holding AG, Registered Shares	192	51,501

SGS S.A., Registered Shares	90	300,971

SIG Combibloc Group AG*	3,477	97,157

Sika AG, Registered Shares	561	234,091

Sonova Holding AG, Registered Shares	40	15,708

STMicroelectronics N.V.	1,757	87,435

Sulzer AG, Registered Shares	1,057	104,232

Swatch Group AG (The), Registered Shares	1,636	95,971

Swiss Life Holding AG, Registered Shares	480	294,485

Swiss Prime Site AG, Registered Shares	1,372	134,994

Swisscom AG, Registered Shares	843	476,110

UBS Group AG, Registered Shares	24,583	443,015

VAT Group AG(b)	280	139,639

Zurich Insurance Group AG	2,873	1,262,524

Total Switzerland		15,839,757

United Kingdom – 14.8%

Abrdn PLC	32,532	106,148

Admiral Group PLC	10,118	432,646

Airtel Africa PLC(b)	69,903	126,587

Anglo American PLC	23,019	940,331

Antofagasta PLC	11,372	206,167

Ashmore Group PLC	24,760	97,590

Ashtead Group PLC	2,150	173,035

AstraZeneca PLC	9,868	1,159,877

Aviva PLC	68,003	378,006

BAE Systems PLC	49,482	368,481

Barclays PLC	38,330	97,083

Barratt Developments PLC	14,202	143,884

Bellway PLC	2,436	110,069

Big Yellow Group PLC	5,326	123,140

BP PLC	215,450	964,453

British Land Co. PLC (The)	18,412	132,421

Bunzl PLC	4,835	188,932

Burberry Group PLC	3,435	84,560

Cazoo Group Ltd.*	2,777	16,745

Central Asia Metals PLC	16,997	59,626

Close Brothers Group PLC	6,105	116,096

CNH Industrial N.V.	1,910	37,077

Coca-Cola Europacific Partners PLC	2,446	136,520

Computacenter PLC	2,922	115,169

ConvaTec Group PLC(b)	33,213	86,889

Croda International PLC	947	129,806

Daily Mail & General Trust PLC, Class A Non-Voting Shares	4,832	17,671

DCC PLC	958	78,503

Diageo PLC	18,448	1,008,471

Direct Line Insurance Group PLC	46,784	176,793

Diversified Energy Co. PLC	41,324	58,434

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2021

Investments	Shares	Value

Domino’s Pizza Group PLC	15,118	$93,946

Drax Group PLC	11,278	92,417

DS Smith PLC	17,238	89,610

Ferrexpo PLC	22,727	92,163

Fresnillo PLC	11,544	139,596

GlaxoSmithKline PLC	71,756	1,561,453

Grafton Group PLC	4,253	71,027

H&T Group PLC	2,465	9,849

Hargreaves Lansdown PLC	2,231	40,945

Hikma Pharmaceuticals PLC	3,205	96,327

HomeServe PLC	9,117	107,988

HSBC Holdings PLC*	189,575	1,151,998

Hunting PLC	3,479	7,973

IMI PLC	4,729	111,194

Imperial Brands PLC	32,763	717,336

Inchcape PLC	9,267	114,158

Intertek Group PLC	1,034	78,848

Investec PLC	11,209	61,108

J Sainsbury PLC	27,941	104,376

James Fisher & Sons PLC*	1,476	7,387

Johnson Matthey PLC	2,373	65,761

Jupiter Fund Management PLC	12,623	43,837

Kingfisher PLC	23,582	108,055

Land Securities Group PLC	17,559	184,650

Legal & General Group PLC	78,023	314,393

Linde PLC*	2,041	710,233

Lloyds Banking Group PLC	387,799	251,072

London Stock Exchange Group PLC	1,056	99,120

Mondi PLC	2,896	71,625

Moneysupermarket.com Group PLC	32,258	94,374

Morgan Sindall Group PLC	1,605	54,782

National Grid PLC	46,172	662,774

Natwest Group PLC	75,256	230,057

OSB Group PLC	17,394	130,636

Pan African Resources PLC	20,488	4,634

Pearson PLC	1,987	16,503

Pets at Home Group PLC	6,307	39,723

Reach PLC	3,702	14,165

Reckitt Benckiser Group PLC	4,890	420,047

Redde Northgate PLC	3,032	17,926

Redrow PLC	6,455	61,271

RELX PLC	13,228	430,358

Rio Tinto PLC	44,400	3,001,931

Rotork PLC	20,722	100,255

Royal Dutch Shell PLC, Class A	34,198	751,209

Royal Dutch Shell PLC, Class B	27,770	610,235

Royal Mail PLC	13,775	94,407

Sage Group PLC (The)	3,925	45,326

Schroders PLC	3,231	155,794

Segro PLC	8,830	171,802

Severn Trent PLC	3,077	122,820

Smith & Nephew PLC	3,416	59,848

Smiths Group PLC	3,891	83,242

SSE PLC	20,207	451,321

St. James’s Place PLC	6,075	138,523

Standard Chartered PLC	25,589	155,411

Synthomer PLC	14,203	76,872

Tate & Lyle PLC	16,864	151,073

Taylor Wimpey PLC	86,964	206,719

TBC Bank Group PLC	1,983	44,317

Tesco PLC	54,274	213,110

Unilever PLC	24,424	1,305,214

United Utilities Group PLC	16,765	247,283

UP Global Sourcing Holdings PLC	861	2,379

Vivo Energy PLC(b)	60,166	107,406

Total United Kingdom		24,943,402
TOTAL COMMON STOCKS (Cost: $144,062,436)		168,557,935

RIGHTS – 0.0%

Austria – 0.0%

CA Immobilien Anlagen AG*† (Cost: $0)	1,448	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%

United States – 2.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $3,643,425)	3,643,425	3,643,425

TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $147,705,861)		172,201,360

Other Assets less Liabilities – (2.3)%		(3,855,360)

NET ASSETS – 100.0%		$168,346,000
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2021 (See Note 2). At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,111,961 and the total market value of the collateral held by the Fund was $5,386,716. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,743,291.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Citibank N.A.	1/5/2022	3,322,928	CHF	3,647,117	USD	$—		$(63)
Citibank N.A.	1/5/2022	2,643,330	DKK	404,178	USD	—		(6)
Citibank N.A.	1/5/2022	7,351,391	EUR	8,360,105	USD	58		—
Citibank N.A.	1/5/2022	298,706	ILS	95,973	USD	0	^	—
Citibank N.A.	1/5/2022	3,258,195	NOK	369,469	USD	5		—
Citibank N.A.	1/5/2022	12,359,362	SEK	1,365,096	USD	10		—
Citibank N.A.	1/5/2022	496,611	SGD	368,361	USD	1		—
Citibank N.A.	1/5/2022	3,674,722	USD	3,395,300	CHF	—		(51,762)
Citibank N.A.	1/5/2022	407,237	USD	2,687,160	DKK	—		(3,636)
Citibank N.A.	1/5/2022	8,423,382	USD	7,472,479	EUR	—		(74,485)
Citibank N.A.	1/5/2022	96,700	USD	304,165	ILS	—		(1,027)
Citibank N.A.	1/5/2022	372,266	USD	3,392,475	NOK	—		(12,435)
Citibank N.A.	1/5/2022	1,375,428	USD	12,462,328	SEK	—		(1,051)
Citibank N.A.	1/5/2022	371,149	USD	508,980	SGD	—		(6,389)
Citibank N.A.	1/6/2022	4,327,713	AUD	3,146,477	USD	—		(4)
Citibank N.A.	1/6/2022	3,691,883	GBP	5,000,419	USD	43		—
Citibank N.A.	1/6/2022	834,889,939	JPY	7,250,128	USD	61		—
Citibank N.A.	1/6/2022	3,170,292	USD	4,468,788	AUD	—		(78,750)
Citibank N.A.	1/6/2022	5,038,267	USD	3,804,817	GBP	—		(115,159)
Citibank N.A.	1/6/2022	7,305,004	USD	828,815,526	JPY	107,566		—
Citibank N.A.	2/3/2022	3,384,332	USD	4,654,607	AUD	—		(90)
Citibank N.A.	2/3/2022	3,902,215	USD	3,552,834	CHF	—		(79)
Citibank N.A.	2/3/2022	423,713	USD	2,769,606	DKK	—		(28)
Citibank N.A.	2/3/2022	8,766,305	USD	7,704,346	EUR	—		(308)
Citibank N.A.	2/3/2022	5,312,665	USD	3,922,613	GBP	11		—
Citibank N.A.	2/3/2022	101,459	USD	315,745	ILS	—		(1)
Citibank N.A.	2/3/2022	7,354,655	USD	846,775,997	JPY	—		(253)
Citibank N.A.	2/3/2022	388,298	USD	3,426,026	NOK	—		(4)
Citibank N.A.	2/3/2022	1,396,439	USD	12,640,763	SEK	—		(69)
Citibank N.A.	2/7/2022	376,749	USD	508,032	SGD	—		(7)
Goldman Sachs	1/5/2022	3,323,023	CHF	3,647,117	USD	41		—
Goldman Sachs	1/5/2022	2,643,391	DKK	404,178	USD	3		—
Goldman Sachs	1/5/2022	7,351,424	EUR	8,360,105	USD	95		—
Goldman Sachs	1/5/2022	298,712	ILS	95,973	USD	2		—
Goldman Sachs	1/5/2022	3,258,186	NOK	369,469	USD	4		—
Goldman Sachs	1/5/2022	12,359,415	SEK	1,365,096	USD	16		—
Goldman Sachs	1/5/2022	496,614	SGD	368,361	USD	4		—
Goldman Sachs	1/5/2022	3,674,722	USD	3,395,410	CHF	—		(51,883)
Goldman Sachs	1/5/2022	407,237	USD	2,687,119	DKK	—		(3,630)
Goldman Sachs	1/5/2022	8,423,382	USD	7,472,347	EUR	—		(74,334)
Goldman Sachs	1/5/2022	96,700	USD	304,381	ILS	—		(1,096)
Goldman Sachs	1/5/2022	372,266	USD	3,392,539	NOK	—		(12,442)
Goldman Sachs	1/5/2022	1,375,428	USD	12,462,464	SEK	—		(1,066)
Goldman Sachs	1/5/2022	371,149	USD	508,980	SGD	—		(6,388)
Goldman Sachs	1/6/2022	4,327,773	AUD	3,146,477	USD	39		—
Goldman Sachs	1/6/2022	3,691,809	GBP	5,000,419	USD	—		(57)
Goldman Sachs	1/6/2022	834,889,214	JPY	7,250,128	USD	54		—
Goldman Sachs	1/6/2022	3,170,292	USD	4,468,901	AUD	—		(78,832)
Goldman Sachs	1/6/2022	5,038,267	USD	3,804,826	GBP	—		(115,171)
Goldman Sachs	1/6/2022	7,305,004	USD	828,800,916	JPY	107,692		—
Goldman Sachs	2/3/2022	3,384,332	USD	4,654,575	AUD	—		(67)
Goldman Sachs	2/3/2022	3,902,215	USD	3,552,846	CHF	—		(92)
Goldman Sachs	2/3/2022	423,713	USD	2,769,479	DKK	—		(8)
Goldman Sachs	2/3/2022	8,766,305	USD	7,704,413	EUR	—		(385)
Goldman Sachs	2/3/2022	5,312,665	USD	3,922,514	GBP	144		—

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	2/3/2022	101,459	USD	315,744	ILS	$—	$(1)
Goldman Sachs	2/3/2022	7,354,655	USD	846,778,938	JPY	—	(279)
Goldman Sachs	2/3/2022	388,298	USD	3,426,007	NOK	—	(2)
Goldman Sachs	2/3/2022	1,396,439	USD	12,640,342	SEK	—	(23)
Goldman Sachs	2/7/2022	376,749	USD	508,032	SGD	—	(7)
JP Morgan Chase Bank N.A.	1/5/2022	101,310	CHF	110,418	USD	774	—
JP Morgan Chase Bank N.A.	1/5/2022	3,323,005	CHF	3,647,117	USD	21	—
JP Morgan Chase Bank N.A.	1/5/2022	80,387	DKK	12,237	USD	54	—
JP Morgan Chase Bank N.A.	1/5/2022	2,643,386	DKK	404,178	USD	2	—
JP Morgan Chase Bank N.A.	1/5/2022	223,541	EUR	253,107	USD	1,109	—
JP Morgan Chase Bank N.A.	1/5/2022	7,351,378	EUR	8,360,105	USD	43	—
JP Morgan Chase Bank N.A.	1/5/2022	9,047	ILS	2,906	USD	1	—
JP Morgan Chase Bank N.A.	1/5/2022	298,708	ILS	95,973	USD	1	—
JP Morgan Chase Bank N.A.	1/5/2022	98,974	NOK	11,186	USD	38	—
JP Morgan Chase Bank N.A.	1/5/2022	3,258,176	NOK	369,469	USD	3	—
JP Morgan Chase Bank N.A.	1/5/2022	376,293	SEK	41,329	USD	233	—
JP Morgan Chase Bank N.A.	1/5/2022	12,359,327	SEK	1,365,096	USD	6	—
JP Morgan Chase Bank N.A.	1/5/2022	15,135	SGD	11,152	USD	75	—
JP Morgan Chase Bank N.A.	1/5/2022	496,610	SGD	368,361	USD	1	—
JP Morgan Chase Bank N.A.	1/5/2022	3,674,722	USD	3,395,186	CHF	—	(51,637)
JP Morgan Chase Bank N.A.	1/5/2022	407,237	USD	2,687,110	DKK	—	(3,629)
JP Morgan Chase Bank N.A.	1/5/2022	8,423,382	USD	7,472,473	EUR	—	(74,477)
JP Morgan Chase Bank N.A.	1/5/2022	96,700	USD	304,139	ILS	—	(1,019)
JP Morgan Chase Bank N.A.	1/5/2022	372,266	USD	3,392,447	NOK	—	(12,432)
JP Morgan Chase Bank N.A.	1/5/2022	1,375,428	USD	12,461,808	SEK	—	(993)
JP Morgan Chase Bank N.A.	1/5/2022	371,149	USD	508,981	SGD	—	(6,389)
JP Morgan Chase Bank N.A.	1/6/2022	131,599	AUD	95,261	USD	418	—
JP Morgan Chase Bank N.A.	1/6/2022	4,327,725	AUD	3,146,477	USD	5	—
JP Morgan Chase Bank N.A.	1/6/2022	112,811	GBP	151,391	USD	1,406	—
JP Morgan Chase Bank N.A.	1/6/2022	3,691,826	GBP	5,000,419	USD	—	(34)
JP Morgan Chase Bank N.A.	1/6/2022	25,213,114	JPY	219,501	USD	—	(550)
JP Morgan Chase Bank N.A.	1/6/2022	834,885,589	JPY	7,250,128	USD	23	—
JP Morgan Chase Bank N.A.	1/6/2022	3,170,292	USD	4,468,825	AUD	—	(78,777)
JP Morgan Chase Bank N.A.	1/6/2022	5,038,267	USD	3,804,800	GBP	—	(115,136)
JP Morgan Chase Bank N.A.	1/6/2022	7,305,004	USD	828,808,221	JPY	107,629	—
JP Morgan Chase Bank N.A.	2/3/2022	3,384,332	USD	4,654,536	AUD	—	(39)
JP Morgan Chase Bank N.A.	2/3/2022	3,902,215	USD	3,552,846	CHF	—	(92)
JP Morgan Chase Bank N.A.	2/3/2022	423,713	USD	2,769,593	DKK	—	(26)
JP Morgan Chase Bank N.A.	2/3/2022	8,766,305	USD	7,704,325	EUR	—	(285)
JP Morgan Chase Bank N.A.	2/3/2022	5,312,665	USD	3,922,587	GBP	46	—
JP Morgan Chase Bank N.A.	2/3/2022	101,459	USD	315,751	ILS	—	(3)
JP Morgan Chase Bank N.A.	2/3/2022	7,354,655	USD	846,770,113	JPY	—	(202)
JP Morgan Chase Bank N.A.	2/3/2022	388,298	USD	3,426,089	NOK	—	(11)
JP Morgan Chase Bank N.A.	2/3/2022	1,396,439	USD	12,640,746	SEK	—	(67)
JP Morgan Chase Bank N.A.	2/7/2022	376,749	USD	508,029	SGD	—	(4)
UBS AG	1/5/2022	3,323,104	CHF	3,647,118	USD	129	—
UBS AG	1/5/2022	2,643,438	DKK	404,176	USD	12	—
UBS AG	1/5/2022	7,351,359	EUR	8,360,105	USD	21	—
UBS AG	1/5/2022	298,709	ILS	95,973	USD	1	—
UBS AG	1/5/2022	3,258,121	NOK	369,469	USD	—	(3)
UBS AG	1/5/2022	12,359,490	SEK	1,365,095	USD	25	—
UBS AG	1/5/2022	496,608	SGD	368,359	USD	1	—
UBS AG	1/5/2022	3,674,721	USD	3,395,189	CHF	—	(51,641)
UBS AG	1/5/2022	407,236	USD	2,687,190	DKK	—	(3,642)
UBS AG	1/5/2022	8,423,381	USD	7,472,531	EUR	—	(74,545)

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	1/5/2022	96,698	USD	304,162	ILS	$—	$(1,028)
UBS AG	1/5/2022	372,264	USD	3,392,420	NOK	—	(12,431)
UBS AG	1/5/2022	1,375,428	USD	12,462,328	SEK	—	(1,051)
UBS AG	1/5/2022	371,147	USD	508,981	SGD	—	(6,391)
UBS AG	1/6/2022	4,327,772	AUD	3,146,476	USD	39	—
UBS AG	1/6/2022	3,691,806	GBP	5,000,418	USD	—	(60)
UBS AG	1/6/2022	834,896,957	JPY	7,250,129	USD	121	—
UBS AG	1/6/2022	3,170,292	USD	4,468,870	AUD	—	(78,809)
UBS AG	1/6/2022	5,038,265	USD	3,804,905	GBP	—	(115,280)
UBS AG	1/6/2022	7,305,002	USD	828,806,533	JPY	107,642	—
UBS AG	2/3/2022	3,384,332	USD	4,654,607	AUD	—	(90)
UBS AG	2/3/2022	3,902,216	USD	3,552,847	CHF	—	(92)
UBS AG	2/3/2022	423,711	USD	2,769,593	DKK	—	(28)
UBS AG	2/3/2022	8,766,303	USD	7,704,290	EUR	—	(246)
UBS AG	2/3/2022	5,312,664	USD	3,922,540	GBP	109	—
UBS AG	2/3/2022	101,457	USD	315,747	ILS	—	(4)
UBS AG	2/3/2022	7,354,656	USD	846,775,759	JPY	—	(250)
UBS AG	2/3/2022	388,296	USD	3,425,892	NOK	9	—
UBS AG	2/3/2022	1,396,439	USD	12,640,749	SEK	—	(68)
UBS AG	2/7/2022	376,750	USD	508,030	SGD	—	(4)
						$435,846	$(1,382,834)
^ Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Japan	$35,186,049	$106,526	$—		$35,292,575
Other	133,265,360	—	—		133,265,360
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	3,643,425	—		3,643,425
Total Investments in Securities	$168,451,409	$3,749,951	$0		$172,201,360
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$435,846	$—		$435,846
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,382,834)	$—		$(1,382,834)
Total – Net	$168,451,409	$2,802,963	$0		$171,254,372
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2021

Investments	Shares	Value

COMMON STOCKS – 100.1%

Australia – 12.8%

Accent Group Ltd.	35,788	$63,748

Adairs Ltd.	22,688	66,146

Adbri Ltd.	36,314	74,454

ARB Corp., Ltd.	2,343	89,450

AUB Group Ltd.	4,197	78,605

Austal Ltd.(a)	24,866	35,254

Australian Finance Group Ltd.	28,876	56,685

Australian Pharmaceutical Industries Ltd.	21,841	27,472

Autosports Group Ltd.(a)	16,130	25,096

Baby Bunting Group Ltd.(a)	6,693	27,348

Bapcor Ltd.	11,369	57,943

Beach Energy Ltd.(a)	42,609	39,033

Beacon Lighting Group Ltd.	23,506	52,979

Bega Cheese Ltd.(a)	8,859	36,520

Bravura Solutions Ltd.	13,064	23,460

Breville Group Ltd.(a)	2,128	49,045

Brickworks Ltd.	4,636	81,434

Capitol Health Ltd.	103,607	29,378

Cardno Ltd.*	2,729	3,829

Centuria Capital Group	53,083	135,079

Codan Ltd.	5,189	35,199

Collins Foods Ltd.(a)	3,013	29,288

Costa Group Holdings Ltd.	20,161	44,414

Credit Corp Group Ltd.	1,996	48,586

Cromwell Property Group	266,880	168,811

CSR Ltd.	39,938	170,737

Dicker Data Ltd.(a)	5,731	61,834

Domain Holdings Australia Ltd.	6,836	28,081

Dusk Group Ltd.	14,440	33,491

Eagers Automotive Ltd.	10,319	100,833

Elders Ltd.	9,416	83,931

Genworth Mortgage Insurance Australia Ltd.	15,506	26,155

GrainCorp Ltd., Class A	9,291	55,796

Growthpoint Properties Australia Ltd.	70,700	224,115

GUD Holdings Ltd.	7,149	59,098

GWA Group Ltd.	20,939	41,865

Hansen Technologies Ltd.	5,310	20,654

Healius Ltd.	23,853	91,567

Home Consortium Ltd.*	6,958	40,218

Iluka Resources Ltd.	10,447	76,714

Infomedia Ltd.	28,120	31,280

Ingenia Communities Group	12,188	55,117

Inghams Group Ltd.	32,817	83,509

Insignia Financial Ltd.	35,488	93,402

Integral Diagnostics Ltd.	9,171	32,939

Invocare Ltd.(a)	2,060	17,613

IPH Ltd.	9,842	62,826

IRESS Ltd.	9,922	90,172

IVE Group Ltd.	18,220	23,050

Johns Lyng Group Ltd.(a)	5,213	34,604

Jumbo Interactive Ltd.(a)	2,258	31,586

Kelsian Group Ltd.	7,324	39,298

Lovisa Holdings Ltd.	2,761	40,328

MA Financial Group Ltd.(a)	4,831	31,436

McMillan Shakespeare Ltd.	7,729	67,882

Metcash Ltd.(a)	80,126	262,150

Monadelphous Group Ltd.	5,982	41,970

Monash IVF Group Ltd.	49,250	37,777

Money3 Corp. Ltd.	12,771	32,962

MyState Ltd.	13,422	49,475

Navigator Global Investments Ltd.	22,633	30,525

Netwealth Group Ltd.	3,648	46,919

New Hope Corp., Ltd.(a)	59,671	96,746

NIB Holdings Ltd.	35,036	178,565

Nick Scali Ltd.	5,242	58,502

Nickel Mines Ltd.	132,147	137,391

NRW Holdings Ltd.	32,888	42,203

Omni Bridgeway Ltd.*	8,035	21,498

Orora Ltd.	74,767	190,258

Pact Group Holdings Ltd.	19,621	36,092

Pendal Group Ltd.	43,499	176,157

Perpetual Ltd.	3,605	94,278

Pinnacle Investment Management Group Ltd.	6,830	77,515

Platinum Asset Management Ltd.	62,507	122,703

Ramelius Resources Ltd.	23,164	26,441

Regis Healthcare Ltd.	19,179	26,075

Reliance Worldwide Corp., Ltd.	39,955	182,139

Resimac Group Ltd.	31,219	43,126

Sandfire Resources Ltd.	28,961	138,549

Senex Energy Ltd.(a)	10,158	34,120

Sims Ltd.	12,292	143,527

SmartGroup Corp., Ltd.	12,685	71,475

Super Retail Group Ltd.	19,998	181,163

Tassal Group Ltd.	14,810	37,579

Technology One Ltd.	7,115	66,266

United Malt Group Ltd.	10,670	33,823

Virtus Health Ltd.(a)	11,315	56,352

Viva Energy Group Ltd.(b)	32,189	54,997

Total Australia		6,058,705

Austria – 1.3%

AT&S Austria Technologie & Systemtechnik AG	682	33,582

Oesterreichische Post AG	6,009	258,304

POLYTEC Holding AG	4,107	32,086

S IMMO AG	2,795	69,132

S&T AG	1,347	22,456

Semperit AG Holding	2,291	76,336

UNIQA Insurance Group AG	9,067	83,210

Zumtobel Group AG	2,654	23,240

Total Austria		598,346

Belgium – 1.3%

Befimmo S.A.	2,642	101,401

Bekaert S.A.	3,167	140,963

Deceuninck N.V.	5,928	22,651

Econocom Group S.A./N.V.	16,601	68,813

Fagron	1,421	23,916

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2021

Investments	Shares	Value

Intervest Offices & Warehouses N.V.	2,814	$90,242

Ion Beam Applications	1,145	19,844

Recticel S.A.	1,236	24,626

TINC Comm VA	3,392	51,843

Xior Student Housing N.V.	1,118	62,362

Total Belgium		606,661

China – 3.4%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	32,300	55,599

China Nonferrous Mining Corp. Ltd.	265,000	105,371

China South City Holdings Ltd.(a)	652,000	61,050

China Traditional Chinese Medicine Holdings Co., Ltd.	140,000	92,839

CITIC Telecom International Holdings Ltd.	422,678	142,586

CPMC Holdings Ltd.	109,900	61,460

Genertec Universal Medical Group Co., Ltd.(b)	135,800	98,066

Poly Property Group Co., Ltd.	348,000	91,505

Shanghai Industrial Holdings Ltd.	111,000	161,738

Shoucheng Holdings Ltd.	442,000	87,875

Shougang Fushan Resources Group Ltd.	553,885	187,558

Simcere Pharmaceutical Group Ltd.(b)	84,000	96,861

Sino-Ocean Group Holding Ltd.	966,000	225,507

Yanlord Land Group Ltd.	153,709	126,556

Zensun Enterprises Ltd.(a)	66,000	32,677

Total China		1,627,248

Denmark – 1.6%

Alm Brand A/S	93,938	182,985

Cementir Holding N.V.	5,291	50,422

Chemometec A/S	206	26,237

D/S Norden A/S	3,212	81,721

FLSmidth & Co. A/S	681	25,438

Huscompagniet A/S	1,209	21,887

Matas A/S	1,745	33,218

Per Aarsleff Holding A/S	592	27,653

Scandinavian Tobacco Group A/S, Class A(b)	9,004	189,022

Spar Nord Bank A/S	4,116	52,612

Sydbank A/S	2,176	68,804

Total Denmark		759,999

Finland – 2.4%

Aktia Bank Oyj	6,392	89,263

Anora Group Oyj(a)	7,947	98,145

Cargotec Oyj, Class B	1,834	91,434

Caverion Oyj	4,739	34,437

Fiskars Oyj Abp	2,832	74,073

Kemira Oyj	7,588	115,026

Lassila & Tikanoja Oyj	2,305	35,230

Musti Group Oyj*	1,047	36,862

Neles Oyj	3,681	57,307

Oma Saastopankki Oyj	1,424	27,691

Raisio Oyj, Class V	11,083	42,474

Sanoma Oyj	4,207	65,161

Taaleri Oyj	3,708	47,227

Terveystalo Oyj(b)	3,347	45,065

Tokmanni Group Corp.	5,387	120,378

Uponor Oyj	3,727	88,751

Verkkokauppa.com Oyj(a)	4,029	32,668

YIT Oyj	8,549	41,940

Total Finland		1,143,132

France – 3.4%

ABC Arbitrage	3,663	29,742

AKWEL	1,236	30,571

Albioma S.A.	1,283	50,016

Chargeurs S.A.	2,210	65,494

Coface S.A.	9,944	141,693

Fnac Darty S.A.	804	52,573

IPSOS	2,232	104,702

Kaufman & Broad S.A.	1,658	69,668

Maisons du Monde S.A.(b)	1,148	26,580

Mersen S.A.	811	34,032

Metropole Television S.A.	13,816	269,610

Nexity S.A.	6,100	286,772

Quadient S.A.	1,155	25,140

Societe BIC S.A.	3,338	179,626

Television Francaise 1	16,265	161,383

Vicat S.A.	2,315	94,774

Total France		1,622,376

Germany – 2.7%

7C Solarparken AG	9,144	45,182

Aareal Bank AG	1,208	39,509

AIXTRON SE	1,198	24,345

AURELIUS Equity Opportunities SE & Co. KGaA	1,774	54,550

Bilfinger SE	3,765	128,019

CANCOM SE	708	47,680

CropEnergies AG	3,881	54,109

Deutsche Pfandbriefbank AG(b)	4,563	54,848

DIC Asset AG	5,152	90,051

Eckert & Ziegler Strahlen- und Medizintechnik AG	193	20,653

Encavis AG	3,661	64,781

GRENKE AG	550	19,170

Hamborner REIT AG	7,467	85,068

Hamburger Hafen und Logistik AG	2,409	56,324

Hensoldt AG	1,426	20,303

Hornbach Baumarkt AG	968	52,454

Hornbach Holding AG & Co. KGaA	388	58,463

Instone Real Estate Group SE(b)	1,474	27,892

Jenoptik AG	611	25,806

JOST Werke AG(b)	486	27,358

MLP SE	4,360	42,492

Mutares SE & Co. KGaA	1,979	51,199

NORMA Group SE	1,274	49,085

PATRIZIA AG	1,861	43,385

Wacker Neuson SE	2,260	64,869

Wuestenrot & Wuerttembergische AG	1,398	28,076

Total Germany		1,275,671

Hong Kong – 1.8%

Dah Sing Banking Group Ltd.	94,800	80,983

Dah Sing Financial Holdings Ltd.	21,600	65,385

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2021

Investments	Shares	Value

Fortune Real Estate Investment Trust	192,000	$197,263

Hutchison Port Holdings Trust	1,007,600	226,710

Kowloon Development Co., Ltd.	73,000	96,443

Nissin Foods Co., Ltd.(a)	50,000	38,287

Singamas Container Holdings Ltd.	432,000	64,831

Sun Hung Kai & Co., Ltd.	69,000	36,818

Vitasoy International Holdings Ltd.(a)	32,000	64,605

Total Hong Kong		871,325

Indonesia – 0.1%

Bumitama Agri Ltd.	72,800	29,160

First Resources Ltd.	39,927	44,720

Total Indonesia		73,880

Ireland – 0.3%

Hibernia REIT PLC	38,174	56,435

Kenmare Resources PLC	5,966	37,494

Origin Enterprises PLC	7,330	27,508

Total Ireland		121,437

Israel – 4.5%

Altshuler Shaham Provident Funds & Pension Ltd.	5,838	31,512

Arad Ltd.	1,818	28,855

Ashtrom Group Ltd.	5,543	150,311

Carasso Motors Ltd.	8,709	57,167

Delek Automotive Systems Ltd.	8,940	126,385

Delek Group Ltd.*‡	0	28

Elco Ltd.	394	28,989

Electra Real Estate Ltd.	1,666	33,187

Energix-Renewable Energies Ltd.	16,112	68,592

FIBI Holdings Ltd.	993	45,368

Freshmarket Ltd.	7,575	31,567

Gav-Yam Lands Corp. Ltd.	10,411	128,448

Gazit-Globe Ltd.	10,136	80,081

Harel Insurance Investments & Financial Services Ltd.	10,306	117,020

IDI Insurance Co., Ltd.	2,143	78,149

Israel Land Development – Urban Renewal Ltd.	2,200	37,604

Magic Software Enterprises Ltd.	1,549	32,847

Matrix IT Ltd.	2,276	69,068

Max Stock Ltd.	9,499	33,877

Maytronics Ltd.	2,339	57,707

Mediterranean Towers Ltd.	11,374	34,607

Mega Or Holdings Ltd.	1,273	58,407

Mehadrin Ltd.*‡	0	23

Meitav Dash Investments Ltd.	7,641	40,974

Menora Mivtachim Holdings Ltd.	2,025	47,899

Mivne Real Estate KD Ltd.	27,203	116,944

Nawi Brothers Ltd.	5,179	52,982

One Software Technologies Ltd.	2,437	48,468

Palram Industries 1990 Ltd.	2,772	42,198

Phoenix Holdings Ltd. (The)	14,222	183,830

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,001	75,033

Shapir Engineering and Industry Ltd.	7,063	62,451

Shufersal Ltd.	7,029	58,492

Tiv Taam Holdings 1 Ltd.	8,141	29,086

Victory Supermarket Chain Ltd.	1,291	27,613

Total Israel		2,115,769

Italy – 3.9%

Alerion Cleanpower SpA(a)	1,069	35,923

Anima Holding SpA(b)	34,890	178,149

Ascopiave SpA	8,830	34,844

Banca IFIS SpA	2,999	58,217

Banca Popolare di Sondrio SCPA	14,586	61,339

BFF Bank SpA(b)	30,779	248,163

Carel Industries SpA(b)	683	20,660

Credito Emiliano SpA	13,207	87,411

Danieli & C. Officine Meccaniche SpA, RSP	1,220	23,863

doValue SpA*(b)	3,866	36,886

El.En. SpA	1,549	27,444

Emak SpA	11,984	28,824

Esprinet SpA	3,554	52,137

Falck Renewables SpA	3,406	33,543

Gruppo MutuiOnline SpA	817	41,159

GVS SpA(b)	2,848	34,169

La Doria SpA	2,479	46,403

Maire Tecnimont SpA	16,178	76,534

MARR SpA	1,838	39,504

Piaggio & C. SpA	26,659	87,130

RAI Way SpA(b)	16,569	98,357

Salcef SpA	2,898	81,401

Sanlorenzo SpA	886	38,186

Sesa SpA	187	36,875

SOL SpA	1,799	43,269

Technogym SpA(b)	6,757	64,969

Tinexta SpA	480	20,830

Unieuro SpA(b)	3,499	83,560

Webuild SpA	37,054	87,647

Zignago Vetro SpA	2,616	51,168

Total Italy		1,858,564

Japan – 25.9%

77 Bank Ltd. (The)	3,235	37,504

ADEKA Corp.	2,600	57,958

Advan Group Co., Ltd.	3,800	32,042

Aeon Delight Co., Ltd.	1,800	52,677

AEON Financial Service Co., Ltd.	3,700	39,906

Aica Kogyo Co., Ltd.	1,700	49,086

Aichi Bank Ltd. (The)	900	36,460

Aichi Corp.	5,000	35,127

Alleanza Holdings Co., Ltd.	2,300	21,751

Amano Corp.	1,600	36,778

Anritsu Corp.(a)	2,300	35,492

Aozora Bank Ltd.(a)	3,500	76,532

Arcs Co., Ltd.	2,100	38,898

ARTERIA Networks Corp.	3,500	46,958

Asahi Holdings, Inc.	2,300	40,945

Asanuma Corp.(a)	900	42,986

Autobacs Seven Co., Ltd.	3,900	47,516

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2021

Investments	Shares	Value

Avex, Inc.(a)	4,300	$53,846

Awa Bank Ltd. (The)	1,570	29,613

Bando Chemical Industries Ltd.	4,300	33,345

Bank of Nagoya Ltd. (The)	1,549	36,911

Bank of Saga Ltd. (The)	2,800	35,232

Bell System24 Holdings, Inc.	2,201	23,911

Benesse Holdings, Inc.	1,500	29,426

BML, Inc.	1,200	37,254

Bunka Shutter Co., Ltd.	4,200	39,172

Central Glass Co., Ltd.	1,600	29,623

Chugoku Bank Ltd. (The)	4,400	34,427

Chukyo Bank Ltd. (The)	3,200	50,492

Citizen Watch Co., Ltd.	6,000	25,948

Computer Engineering & Consulting Ltd.	2,600	24,520

CONEXIO Corp.	2,700	34,607

Cosmo Energy Holdings Co., Ltd.	2,819	55,031

Credit Saison Co., Ltd.	3,800	39,896

Dai-Dan Co., Ltd.	1,800	35,920

Daicel Corp.	7,000	48,326

Daido Steel Co., Ltd.	800	28,970

Daihen Corp.	837	34,707

Daiichikosho Co., Ltd.	1,600	48,352

Daiki Aluminium Industry Co., Ltd.	1,700	23,576

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,400	28,485

Daishi Hokuetsu Financial Group, Inc.	1,600	35,292

Daiwabo Holdings Co., Ltd.	3,100	49,533

DCM Holdings Co., Ltd.	3,400	31,445

Denyo Co., Ltd.	1,795	28,806

Dexerials Corp.	1,900	68,555

DIC Corp.(a)	1,900	47,783

Digital Garage, Inc.	500	21,254

Dip Corp.	741	25,192

DKS Co., Ltd.	1,000	27,919

DMG Mori Co., Ltd.	1,500	25,752

Dowa Holdings Co., Ltd.	1,100	46,186

DTS Corp.	1,600	35,069

DyDo Group Holdings, Inc.	700	28,813

Eagle Industry Co., Ltd.	3,400	32,596

EDION Corp.(a)	3,700	34,476

Eizo Corp.	700	24,528

Elecom Co., Ltd.	2,100	27,592

Electric Power Development Co., Ltd.	6,600	87,519

ES-Con Japan Ltd.(a)	4,400	29,918

ESPEC Corp.	1,800	34,889

Exedy Corp.	1,930	27,905

EXEO Group, Inc.	2,500	52,625

Ezaki Glico Co., Ltd.	1,300	41,318

France Bed Holdings Co., Ltd.	6,200	49,641

Fuji Co., Ltd.	1,900	32,224

Fuji Oil Holdings, Inc.	1,700	34,249

Fujimi, Inc.	800	53,840

Fujimori Kogyo Co., Ltd.	700	24,984

Fujitec Co., Ltd.	1,800	39,390

Fujitsu General Ltd.	1,300	30,831

Furukawa Electric Co., Ltd.	1,100	22,181

Furuno Electric Co., Ltd.	2,900	30,497

Fuyo General Lease Co., Ltd.	700	48,448

G-7 Holdings, Inc.	1,200	17,590

Glory Ltd.	1,600	30,415

GMO Financial Holdings, Inc.(a)	5,200	38,157

GMO Internet, Inc.	1,600	37,723

GS Yuasa Corp.	1,851	41,117

Gunma Bank Ltd. (The)	12,787	39,087

H.U. Group Holdings, Inc.	3,000	76,071

H2O Retailing Corp.	4,200	29,543

Hachijuni Bank Ltd. (The)	12,700	43,342

Hanwa Co., Ltd.	739	20,921

Hazama Ando Corp.	5,700	42,816

Heiwa Corp.	2,849	46,859

Heiwa Real Estate Co., Ltd.	1,300	43,689

Hiday Hidaka Corp.	2,000	30,081

Hokkaido Electric Power Co., Inc.	9,200	40,985

Hokuetsu Corp.	4,700	29,346

Hokuhoku Financial Group, Inc.	4,506	35,765

Hokuto Corp.	2,500	41,422

Ichigo, Inc.	13,700	33,312

Ichiyoshi Securities Co., Ltd.	5,800	33,192

Iino Kaiun Kaisha Ltd.	5,400	25,604

Inaba Denki Sangyo Co., Ltd.	1,600	37,542

Inabata & Co., Ltd.	3,300	48,058

Information Services International-Dentsu Ltd.	700	23,555

INFRONEER Holdings, Inc.	4,923	44,803

Itochu Enex Co., Ltd.	3,100	26,839

Itoham Yonekyu Holdings, Inc.	9,800	55,998

IwaiCosmo Holdings, Inc.	3,500	41,184

Iyo Bank Ltd. (The)	7,100	35,514

Izumi Co., Ltd.	1,500	42,009

J. Front Retailing Co., Ltd.	6,000	54,553

JAC Recruitment Co., Ltd.	2,200	39,814

Jaccs Co., Ltd.	1,300	33,438

Japan Aviation Electronics Industry Ltd.	1,700	29,393

Japan Securities Finance Co., Ltd.	4,600	38,348

Japan Steel Works Ltd. (The)	800	26,816

JCU Corp.	500	23,751

K’s Holdings Corp.	5,900	57,281

Kagome Co., Ltd.(a)	1,400	36,375

Kaken Pharmaceutical Co., Ltd.	1,100	40,215

Kamei Corp.	2,300	20,832

Kamigumi Co., Ltd.	2,600	49,175

Kandenko Co., Ltd.	4,878	36,303

Kaneka Corp.	1,900	62,286

Kanematsu Corp.	2,900	32,260

Kanematsu Electronics Ltd.	1,200	41,370

Kanto Denka Kogyo Co., Ltd.	3,300	32,468

Katitas Co., Ltd.	1,000	38,426

Kato Sangyo Co., Ltd.	1,448	42,124

Keiyo Bank Ltd. (The)	9,000	36,420

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2021

Investments	Shares	Value

KFC Holdings Japan Ltd.	900	$22,626

Ki-Star Real Estate Co., Ltd.	600	46,529

Kintetsu World Express, Inc.	1,900	49,333

Kisoji Co., Ltd.	1,900	36,249

Kobe Steel Ltd.	8,800	44,094

Kohnan Shoji Co., Ltd.	600	17,637

KOMEDA Holdings Co., Ltd.	1,800	32,044

Konica Minolta, Inc.	18,600	84,637

Kumagai Gumi Co., Ltd.	1,500	37,397

Kurabo Industries Ltd.	2,563	43,557

Kureha Corp.	400	28,553

KYB Corp.	1,200	33,607

Kyoei Steel Ltd.	2,300	28,262

Kyokuto Securities Co., Ltd.	5,000	32,478

Kyokuyo Co., Ltd.(a)	2,100	56,168

KYORIN Holdings, Inc.	2,173	34,834

Kyudenko Corp.	1,500	46,242

Kyushu Financial Group, Inc.	11,100	40,292

Lintec Corp.	2,500	57,205

Macnica Fuji Electronics Holdings, Inc.	1,800	43,017

Maeda Kosen Co., Ltd.(a)	800	27,268

Maruichi Steel Tube Ltd.	2,200	48,660

Marusan Securities Co., Ltd.	5,900	26,591

Maruzen Showa Unyu Co., Ltd.	800	22,231

Marvelous, Inc.	5,500	34,914

Matsui Securities Co., Ltd.	8,100	55,639

MCJ Co., Ltd.	2,400	22,571

Mebuki Financial Group, Inc.	35,300	72,651

Meitec Corp.	800	47,032

Mie Kotsu Group Holdings, Inc.	6,900	28,941

Mirait Holdings Corp.	2,700	44,478

Miroku Jyoho Service Co., Ltd.	2,200	26,384

Mitsubishi Logistics Corp.	1,700	42,590

Mitsubishi Materials Corp.	3,100	53,167

Mitsui Mining & Smelting Co., Ltd.	1,300	35,391

Mizuho Leasing Co., Ltd.	1,200	33,242

Mochida Pharmaceutical Co., Ltd.	1,500	45,330

Modec, Inc.	1,500	17,937

Monex Group, Inc.	3,300	20,089

Morinaga & Co., Ltd.	1,200	39,182

Morita Holdings Corp.	2,800	31,804

Morningstar Japan K.K.	8,097	45,282

Musashi Seimitsu Industry Co., Ltd.	1,600	26,608

Musashino Bank Ltd. (The)	2,200	34,369

Nafco Co., Ltd.(a)	1,600	24,343

Nagase & Co., Ltd.	2,400	38,828

Nakanishi, Inc.	1,417	26,062

NEC Networks & System Integration Corp.	2,400	37,619

NET One Systems Co., Ltd.	1,200	32,304

NHK Spring Co., Ltd.	5,400	45,862

Nichias Corp.	1,774	42,734

Nichiden Corp.	1,500	30,624

Nichiha Corp.	900	23,877

Nihon Chouzai Co., Ltd.	2,100	25,075

Nihon Parkerizing Co., Ltd.	3,040	29,699

Nihon Unisys Ltd.	1,800	50,488

Nikkon Holdings Co., Ltd.	1,900	35,738

Nippon Densetsu Kogyo Co., Ltd.	1,900	27,422

Nippon Electric Glass Co., Ltd.(a)	2,300	58,901

Nippon Gas Co., Ltd.	3,100	41,053

Nippon Kanzai Co., Ltd.	1,800	45,158

Nippon Kayaku Co., Ltd.	5,000	51,409

Nippon Light Metal Holdings Co., Ltd.	2,700	40,422

Nippon Paper Industries Co., Ltd.	3,000	28,292

Nippon Parking Development Co., Ltd.	28,400	34,034

Nippon Shokubai Co., Ltd.	1,100	50,818

Nippon Signal Co., Ltd.	4,600	36,551

Nippon Soda Co., Ltd.	1,200	34,493

Nippon Steel Trading Corp.	1,200	52,312

Nippon Suisan Kaisha Ltd.	5,200	24,520

Nipro Corp.	3,300	31,207

Nishi-Nippon Financial Holdings, Inc.	5,500	35,535

Nishimatsu Construction Co., Ltd.	3,350	106,037

Nissan Shatai Co., Ltd.	3,800	23,264

Nisshinbo Holdings, Inc.	4,750	36,093

Nissin Electric Co., Ltd.	3,300	45,163

Nitto Kogyo Corp.	2,300	31,757

Nittoc Construction Co., Ltd.	7,100	40,570

Noevir Holdings Co., Ltd.(a)	1,073	50,223

NOK Corp.	3,700	40,228

Nomura Co., Ltd.	2,958	24,480

North Pacific Bank Ltd.	15,800	34,302

NS United Kaiun Kaisha Ltd.(a)	900	27,315

NSD Co., Ltd.	2,000	36,299

Ogaki Kyoritsu Bank Ltd. (The)	1,900	31,894

Ohsho Food Service Corp.	572	30,350

Okamura Corp.	3,700	41,320

Okasan Securities Group, Inc.	9,700	32,093

Okinawa Cellular Telephone Co.	1,300	57,687

Okinawa Electric Power Co., Inc. (The)	2,370	29,945

Okinawa Financial Group, Inc.	1,542	29,593

Okumura Corp.	1,690	47,330

Okuwa Co., Ltd.	4,500	37,163

Onoken Co., Ltd.(a)	2,600	37,819

Optorun Co., Ltd.	1,300	26,823

Orient Corp.	28,000	30,394

Osaki Electric Co., Ltd.	6,900	28,042

Pack Corp. (The)(a)	1,100	25,772

PAL GROUP Holdings Co., Ltd.	1,690	25,184

PALTAC Corp.	800	32,895

Paramount Bed Holdings Co., Ltd.	1,800	30,496

Penta-Ocean Construction Co., Ltd.	6,000	33,867

Pigeon Corp.(a)	2,900	55,353

Plenus Co., Ltd.	2,000	35,031

Pressance Corp.	1,486	27,035

Prima Meat Packers Ltd.	1,457	31,429

Raito Kogyo Co., Ltd.	1,900	32,685

Raiznext Corp.	2,900	29,439

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2021

Investments	Shares	Value

Relia, Inc.	2,700	$22,860

Rengo Co., Ltd.	5,150	38,908

Resorttrust, Inc.	1,500	24,476

Restar Holdings Corp.	1,854	32,458

Ricoh Leasing Co., Ltd.	1,200	40,224

Riken Keiki Co., Ltd.(a)	500	25,487

Roland Corp.	1,000	34,128

Ryoden Corp.	2,700	42,814

Ryosan Co., Ltd.	1,400	27,634

Sala Corp.	5,000	27,441

SAMTY Co., Ltd.	2,400	45,789

San ju San Financial Group, Inc.	2,500	31,957

San-In Godo Bank Ltd. (The)	5,400	30,387

Sangetsu Corp.	2,600	36,645

Sanki Engineering Co., Ltd.	3,200	39,988

Sankyo Co., Ltd.	2,300	59,540

Sanyo Chemical Industries Ltd.	600	27,823

Sanyo Special Steel Co., Ltd.	1,800	31,809

Sapporo Holdings Ltd.	1,500	28,436

Sawai Group Holdings Co., Ltd.	800	30,533

SBS Holdings, Inc.	800	22,682

Seikitokyu Kogyo Co., Ltd.	5,100	35,962

Seiko Holdings Corp.	1,500	29,217

Seino Holdings Co., Ltd.	3,000	30,350

Seiren Co., Ltd.	1,300	28,415

Senko Group Holdings Co., Ltd.	5,180	41,699

Senshu Ikeda Holdings, Inc.(a)	21,300	31,445

Seria Co., Ltd.	1,100	31,857

Seven Bank Ltd.	35,400	73,164

Shikoku Electric Power Co., Inc.	5,900	41,501

Shin Nippon Air Technologies Co., Ltd.	1,800	37,530

Shinmaywa Industries Ltd.	3,300	25,075

Ship Healthcare Holdings, Inc.	1,400	32,582

SHO-BOND Holdings Co., Ltd.	1,400	62,854

Shoei Co., Ltd.	800	31,471

Sinfonia Technology Co., Ltd.	2,200	25,065

Sinko Industries Ltd.	1,800	31,434

SKY Perfect JSAT Holdings, Inc.	9,000	32,825

SRA Holdings	2,100	52,666

ST Corp.	2,900	38,707

St. Marc Holdings Co., Ltd.	2,800	35,573

Stella Chemifa Corp.	1,200	27,563

Sumitomo Bakelite Co., Ltd.	1,200	60,753

Sumitomo Densetsu Co., Ltd.	1,700	30,810

Sumitomo Osaka Cement Co., Ltd.	1,200	36,837

Sumitomo Seika Chemicals Co., Ltd.	925	25,182

Sun Frontier Fudousan Co., Ltd.	6,100	53,131

Systena Corp.	3,200	11,949

T-Gaia Corp.	2,000	28,761

Tachibana Eletech Co., Ltd.	2,100	29,196

Taihei Dengyo Kaisha Ltd.	1,800	44,861

Taiheiyo Cement Corp.	2,300	45,399

Taikisha Ltd.	900	24,463

Taiyo Holdings Co., Ltd.	1,000	30,220

Takamatsu Construction Group Co., Ltd.	1,400	23,962

Takara Holdings, Inc.	2,400	25,447

Takara Standard Co., Ltd.	2,000	24,541

Takasago International Corp.	1,500	37,645

Takasago Thermal Engineering Co., Ltd.	2,000	32,930

Takashimaya Co., Ltd.	3,500	32,521

Tama Home Co., Ltd.	1,700	34,117

Tatsuta Electric Wire and Cable Co., Ltd.	6,400	26,566

Teijin Ltd.	4,500	55,295

TKC Corp.	1,000	30,003

Toda Corp.	9,704	61,348

Tokai Carbon Co., Ltd.(a)	3,400	35,667

TOKAI Holdings Corp.	5,500	41,505

Tokai Rika Co., Ltd.	2,900	38,984

Tokai Tokyo Financial Holdings, Inc.	11,018	37,793

Tokuyama Corp.	2,100	33,336

Tokyo Ohka Kogyo Co., Ltd.	700	41,336

Tokyo Sangyo Co., Ltd.	5,100	33,349

Tokyo Seimitsu Co., Ltd.	1,300	57,575

Tokyu Construction Co., Ltd.	3,900	22,556

Totetsu Kogyo Co., Ltd.	1,545	33,636

Towa Pharmaceutical Co., Ltd.	1,200	29,845

Toyo Construction Co., Ltd.	8,000	40,363

Toyo Ink SC Holdings Co., Ltd.	1,728	28,886

Toyo Seikan Group Holdings Ltd.	6,000	71,538

Toyo Tire Corp.	3,000	46,737

Toyobo Co., Ltd.	2,000	21,814

Toyoda Gosei Co., Ltd.	2,900	63,009

Transcosmos, Inc.(a)	1,100	31,332

TS Tech Co., Ltd.	3,200	39,293

Tsubakimoto Chain Co.	1,156	31,722

Tsumura & Co.	1,013	28,810

Ube Industries Ltd.	2,800	48,581

Ulvac, Inc.	800	50,020

Wowow, Inc.	2,000	30,498

Yamaguchi Financial Group, Inc.	7,600	44,417

Yellow Hat Ltd.	2,600	37,322

Yokogawa Bridge Holdings Corp.	1,800	34,326

Yokorei Co., Ltd.	5,700	41,331

Yorozu Corp.	2,600	24,226

Zenrin Co., Ltd.	3,800	32,768

Total Japan		12,210,991

Malaysia – 0.1%

Frencken Group Ltd.	16,300	23,819

Netherlands – 2.1%

Brunel International N.V.	3,551	45,389

Corbion N.V.	1,225	57,729

Eurocommercial Properties N.V.	2,228	48,358

Heijmans N.V., CVA	3,404	57,678

Ordina N.V.	15,578	72,633

PostNL N.V.	106,011	461,366

Rhi Magnesita N.V.	2,552	114,274

TKH Group N.V., CVA	1,246	78,641

Wereldhave N.V.(a)	3,111	45,284

Total Netherlands		981,352

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2021

Investments	Shares	Value

Norway – 3.1%

ABG Sundal Collier Holding ASA	83,645	$87,550

AF Gruppen ASA	2,880	63,228

American Shipping Co. ASA*	6,370	23,260

Atea ASA*	5,023	93,416

Austevoll Seafood ASA	8,130	98,095

Bonheur ASA	727	29,267

Borregaard ASA	2,267	57,072

Bouvet ASA	7,117	60,934

Europris ASA(b)	12,076	96,544

Hunter Group ASA*	192,929	64,760

Kid ASA(b)	5,978	76,332

Kitron ASA(a)	18,585	49,738

Multiconsult ASA(b)	2,741	48,490

Norway Royal Salmon ASA	18	334

Pareto Bank ASA	5,358	36,152

Protector Forsikring ASA	5,983	73,547

Sbanken ASA(b)	3,503	37,222

Selvaag Bolig ASA	8,279	47,881

SpareBank 1 Nord Norge	1,634	20,864

Sparebank 1 Oestlandet	2,338	38,603

SpareBank 1 SMN	1,473	24,889

Sparebanken Vest	3,065	34,827

TGS ASA	9,848	94,456

Veidekke ASA	12,555	188,504

Total Norway		1,445,965

Peru – 0.1%

Hochschild Mining PLC	18,640	32,846

Portugal – 1.3%

Altri, SGPS, S.A.	12,982	82,821

Corticeira Amorim, SGPS, S.A.	3,048	39,099

CTT-Correios de Portugal S.A.	5,169	26,775

Navigator Co. S.A. (The)	45,991	175,208

REN – Redes Energeticas Nacionais, SGPS, S.A.	51,985	150,454

Sonae, SGPS, S.A.	142,941	163,040

Total Portugal		637,397

Singapore – 3.5%

AEM Holdings Ltd.	8,600	33,554

Best World International Ltd.*†	17,900	9,570

Bukit Sembawang Estates Ltd.	25,900	96,250

China Aviation Oil Singapore Corp., Ltd.	41,234	28,751

Civmec Ltd.	45,600	22,493

ComfortDelGro Corp., Ltd.	67,900	70,511

CSE Global Ltd.	92,900	34,110

Geo Energy Resources Ltd.	117,200	29,123

Hour Glass Ltd. (The)	56,300	85,192

Japfa Ltd.(a)	51,400	23,066

Keppel Infrastructure Trust	451,691	182,600

NetLink NBN Trust	425,800	315,840

OUE Ltd.	34,100	34,400

Propnex Ltd.	49,400	61,926

Q&M Dental Group Singapore Ltd.	103,700	46,537

Raffles Medical Group Ltd.	51,400	52,233

Riverstone Holdings Ltd.	210,300	109,194

Sembcorp Industries Ltd.	71,500	106,071

Sheng Siong Group Ltd.	126,600	137,104

Singapore Post Ltd.	69,200	33,364

StarHub Ltd.	97,200	98,054

UMS Holdings Ltd.	21,425	24,156

Total Singapore		1,634,099

Spain – 2.8%

Aedas Homes S.A.(b)	3,920	107,434

Almirall S.A.	3,378	43,408

Applus Services S.A.	4,320	39,719

Audax Renovables S.A.(a)	13,941	19,976

Cia de Distribucion Integral Logista Holdings S.A.	17,427	347,409

ContourGlobal PLC(b)	19,639	50,912

Ebro Foods S.A.(a)	7,401	142,069

Faes Farma S.A.	22,536	89,134

Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(a)	63,339	115,859

Miquel y Costas & Miquel S.A.	800	11,918

Neinor Homes S.A.*(b)	5,792	69,423

Prosegur Cash S.A.(a)(b)	67,428	48,001

Prosegur Cia de Seguridad S.A.(a)	37,703	99,043

Sacyr S.A.(a)	34,115	88,687

Unicaja Banco S.A.(b)	40,372	39,897

Total Spain		1,312,889

Sweden – 5.7%

AcadeMedia AB(b)	4,813	29,504

Alimak Group AB(b)	1,372	17,336

Atrium Ljungberg AB, Class B	4,526	99,830

Beijer Alma AB	1,667	50,541

Bergman & Beving AB	1,693	28,198

Bilia AB, Class A	5,898	104,360

Bonava AB, Class B	5,549	47,959

Bravida Holding AB(b)	5,435	76,238

Bufab AB	768	37,917

Byggmax Group AB	5,161	51,047

Catena AB	1,283	79,923

Clas Ohlson AB, Class B(a)	6,172	93,597

Coor Service Management Holding AB(b)	5,786	52,819

Dios Fastigheter AB	11,027	144,691

Dustin Group AB(b)	3,604	42,234

Elanders AB, Class B	1,781	34,228

Fagerhult AB	2,946	19,816

Ferronordic AB	958	35,658

Granges AB	2,235	26,191

HMS Networks AB	622	38,335

Instalco AB	533	25,573

Inwido AB	3,757	77,681

JM AB	3,324	150,012

KNOW IT AB	844	35,004

Lagercrantz Group AB, Class B	2,909	42,765

LeoVegas AB(b)	9,186	35,551

Lindab International AB	2,155	76,500

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2021

Investments	Shares	Value

Loomis AB	2,711	$72,073

MIPS AB	230	30,154

Munters Group AB(b)	2,937	22,691

Mycronic AB	2,022	47,123

NCC AB, Class B	3,830	70,941

Nobia AB	9,712	58,462

Nobina AB(b)	8,551	101,057

Nolato AB, Class B	4,946	58,944

Nordic Paper Holding AB	7,827	32,851

Nordic Waterproofing Holding AB	1,506	37,093

Peab AB, Class B	24,671	311,186

Platzer Fastigheter Holding AB, Class B	3,573	53,513

Pricer AB, Class B	9,584	25,935

Ratos AB, Class B	6,555	41,956

Rottneros AB	18,426	21,206

Scandi Standard AB	5,109	23,136

Tethys Oil AB	4,329	29,788

Troax Group AB	822	42,081

Volati AB	1,613	40,352

Total Sweden		2,674,050

Switzerland – 1.3%

Arbonia AG	3,896	88,084

Comet Holding AG, Registered Shares	80	29,545

EFG International AG*	8,521	64,996

Huber + Suhner AG, Registered Shares	728	69,512

Landis + Gyr Group AG*(a)	1,467	99,420

Mobilezone Holding AG, Registered Shares	4,516	67,506

Swissquote Group Holding S.A., Registered Shares	269	59,194

Valiant Holding AG, Registered Shares	1,049	105,113

Zehnder Group AG	330	33,719

Total Switzerland		617,089

United Kingdom – 14.7%

Aclara Resources, Inc.*	2,561	2,920

AJ Bell PLC	9,049	46,501

Alliance Pharma PLC	34,480	50,811

Assura PLC	146,394	138,402

Balfour Beatty PLC	23,556	83,592

Begbies Traynor Group PLC	14,575	26,571

Bloomsbury Publishing PLC	6,212	30,290

Bodycote PLC	5,708	66,914

Brewin Dolphin Holdings PLC	23,452	117,529

CareTech Holdings PLC	5,381	41,981

Central Asia Metals PLC	28,410	99,663

Chemring Group PLC	5,557	22,279

Clarkson PLC	1,337	70,263

Clinigen Group PLC	2,286	28,346

Clipper Logistics PLC	3,004	29,539

CLS Holdings PLC	21,585	63,880

Coats Group PLC	49,543	46,436

Concentric AB	936	29,050

Craneware PLC	765	25,127

Cranswick PLC	2,176	109,108

Currys PLC	41,821	64,801

Devro PLC	18,278	50,999

DiscoverIE Group PLC	1,554	21,595

Diversified Energy Co. PLC	174,084	246,163

Domino’s Pizza Group PLC	19,665	122,203

Drax Group PLC	28,062	229,952

EMIS Group PLC	3,650	67,235

Essentra PLC	9,044	42,261

Euromoney Institutional Investor PLC	3,030	37,962

FDM Group Holdings PLC	5,604	96,549

Ferrexpo PLC	155,308	629,809

Forterra PLC(b)	9,988	37,338

Galliford Try Holdings PLC	11,878	28,926

Gamma Communications PLC	1,198	26,773

Gateley Holdings PLC	12,571	39,417

GB Group PLC	2,170	21,706

Genuit Group PLC	5,167	41,011

Great Portland Estates PLC	5,937	58,541

Halfords Group PLC	7,077	33,108

Helical PLC	5,859	36,028

Hill & Smith Holdings PLC	3,195	77,721

Hilton Food Group PLC	4,164	64,295

Ibstock PLC(b)	13,375	36,920

IG Design Group PLC	3,939	13,658

Impax Asset Management Group PLC	3,050	60,809

IntegraFin Holdings PLC	6,424	48,769

James Halstead PLC	4,974	38,671

Jupiter Fund Management PLC	48,032	166,806

Keller Group PLC	4,804	64,092

Liontrust Asset Management PLC	2,091	62,307

Londonmetric Property PLC	66,360	254,724

Luceco PLC(b)	5,410	25,537

Marshalls PLC	4,089	38,353

MJ Gleeson PLC	3,798	38,890

Moneysupermarket.com Group PLC	39,931	116,823

Morgan Advanced Materials PLC	8,336	40,477

Morgan Sindall Group PLC	2,939	100,314

Mortgage Advice Bureau Holdings Ltd.	2,196	43,128

NCC Group PLC	9,943	31,446

Next Fifteen Communications Group PLC	2,354	42,724

Norcros PLC	7,278	30,855

Numis Corp. PLC	8,296	38,429

Oxford Instruments PLC	951	33,877

Pagegroup PLC	3,645	31,276

Pan African Resources PLC	181,567	41,069

Paragon Banking Group PLC	13,195	101,245

PayPoint PLC	7,677	69,147

Polar Capital Holdings PLC	9,863	105,936

PZ Cussons PLC	18,493	51,473

QinetiQ Group PLC	18,710	67,409

Reach PLC	9,617	36,798

Redde Northgate PLC	21,714	128,377

Renew Holdings PLC	4,300	48,631

Robert Walters PLC	3,561	37,139

Sabre Insurance Group PLC(b)	34,430	85,713

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2021

Investments	Shares	Value

Safestore Holdings PLC	7,381	$140,860

Savills PLC	5,589	106,586

Serco Group PLC	30,332	55,298

Serica Energy PLC	9,511	31,046

Smart Metering Systems PLC	5,090	57,980

Spirent Communications PLC	14,553	54,443

SThree PLC	6,532	41,051

Synthomer PLC	35,144	190,213

TBC Bank Group PLC	2,700	60,341

Telecom Plus PLC	5,158	110,802

TI Fluid Systems PLC(b)	22,730	78,506

TT Electronics PLC	8,036	27,864

Tyman PLC	9,922	53,688

Vesuvius PLC	16,356	99,735

Victrex PLC	3,100	102,619

Vitec Group PLC (The)	1,555	29,908

Vivo Energy PLC(b)	88,518	158,019

Watkin Jones PLC	18,324	64,902

Wincanton PLC	8,892	44,321

Workspace Group PLC	5,755	63,021

XPS Pensions Group PLC	18,233	34,574

Total United Kingdom		6,941,194
TOTAL COMMON STOCKS (Cost: $44,206,039)		47,244,804

RIGHTS – 0.0%

Spain – 0.0%

Faes Farma S.A., expiring 1/4/22* (Cost: $4,336)	22,536	4,664

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%

United States – 2.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $942,163)	942,163	942,163

TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $45,152,538)		48,191,631

Other Assets less Liabilities – (2.1)%		(977,217)

NET ASSETS – 100.0%		$47,214,414
*	Non-income producing security.

‡	Share amount represents a fractional share.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $9,570, which represents 0.02% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2021 (See Note 2). At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,719,380 and the total market value of the collateral held by the Fund was $1,851,208. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $909,045.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Citibank N.A.	1/5/2022	3,400	CHF	3,706	USD	$26		$—
Citibank N.A.	1/5/2022	128,768	CHF	141,331	USD	—		(2)
Citibank N.A.	1/5/2022	18,493	DKK	2,815	USD	13		—
Citibank N.A.	1/5/2022	702,018	DKK	107,342	USD	—		(2)
Citibank N.A.	1/5/2022	36,693	EUR	41,547	USD	181		—
Citibank N.A.	1/5/2022	1,393,293	EUR	1,584,472	USD	11		—
Citibank N.A.	1/5/2022	20,499	ILS	6,584	USD	2		—
Citibank N.A.	1/5/2022	781,536	ILS	251,104	USD	0	^	—
Citibank N.A.	1/5/2022	39,603	NOK	4,476	USD	15		—
Citibank N.A.	1/5/2022	1,505,104	NOK	170,674	USD	2		—
Citibank N.A.	1/5/2022	124,548	SEK	13,679	USD	77		—
Citibank N.A.	1/5/2022	4,723,172	SEK	521,676	USD	4		—
Citibank N.A.	1/5/2022	8,173	SGD	6,022	USD	40		—
Citibank N.A.	1/5/2022	309,647	SGD	229,681	USD	1		—
Citibank N.A.	1/5/2022	142,257	USD	131,440	CHF	—		(2,004)
Citibank N.A.	1/5/2022	108,046	USD	712,943	DKK	—		(965)
Citibank N.A.	1/5/2022	1,594,858	USD	1,414,817	EUR	—		(14,103)
Citibank N.A.	1/5/2022	252,750	USD	795,012	ILS	—		(2,684)
Citibank N.A.	1/5/2022	171,793	USD	1,565,557	NOK	—		(5,739)
Citibank N.A.	1/5/2022	525,095	USD	4,757,724	SEK	—		(401)
Citibank N.A.	1/5/2022	231,186	USD	317,040	SGD	—		(3,979)
Citibank N.A.	1/6/2022	43,570	AUD	31,540	USD	138		—
Citibank N.A.	1/6/2022	1,654,427	AUD	1,202,856	USD	—		(1)
Citibank N.A.	1/6/2022	27,376	GBP	36,739	USD	341		—
Citibank N.A.	1/6/2022	1,034,456	GBP	1,401,105	USD	12		—

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/6/2022	7,476,211	JPY	65,087	USD	$—	$(164)
Citibank N.A.	1/6/2022	285,839,964	JPY	2,482,215	USD	21	—
Citibank N.A.	1/6/2022	1,210,741	USD	1,706,639	AUD	—	(30,075)
Citibank N.A.	1/6/2022	1,410,290	USD	1,065,028	GBP	—	(32,235)
Citibank N.A.	1/6/2022	2,498,487	USD	283,474,837	JPY	36,790	—
Citibank N.A.	2/3/2022	1,285,641	USD	1,768,193	AUD	—	(34)
Citibank N.A.	2/3/2022	151,021	USD	137,499	CHF	—	(3)
Citibank N.A.	2/3/2022	116,309	USD	760,256	DKK	—	(8)
Citibank N.A.	2/3/2022	1,660,230	USD	1,459,108	EUR	—	(58)
Citibank N.A.	2/3/2022	1,484,358	USD	1,095,978	GBP	3	—
Citibank N.A.	2/3/2022	263,134	USD	818,886	ILS	—	(3)
Citibank N.A.	2/3/2022	2,554,073	USD	294,062,428	JPY	—	(88)
Citibank N.A.	2/3/2022	182,360	USD	1,608,997	NOK	—	(2)
Citibank N.A.	2/3/2022	555,622	USD	5,029,569	SEK	—	(27)
Citibank N.A.	2/7/2022	230,954	USD	311,433	SGD	—	(4)
Goldman Sachs	1/5/2022	128,772	CHF	141,331	USD	2	—
Goldman Sachs	1/5/2022	702,034	DKK	107,342	USD	1	—
Goldman Sachs	1/5/2022	1,393,299	EUR	1,584,472	USD	18	—
Goldman Sachs	1/5/2022	781,551	ILS	251,104	USD	5	—
Goldman Sachs	1/5/2022	1,505,100	NOK	170,674	USD	2	—
Goldman Sachs	1/5/2022	4,723,192	SEK	521,676	USD	6	—
Goldman Sachs	1/5/2022	309,649	SGD	229,681	USD	2	—
Goldman Sachs	1/5/2022	142,257	USD	131,444	CHF	—	(2,008)
Goldman Sachs	1/5/2022	108,046	USD	712,932	DKK	—	(963)
Goldman Sachs	1/5/2022	1,594,858	USD	1,414,792	EUR	—	(14,074)
Goldman Sachs	1/5/2022	252,750	USD	795,576	ILS	—	(2,865)
Goldman Sachs	1/5/2022	171,793	USD	1,565,586	NOK	—	(5,742)
Goldman Sachs	1/5/2022	525,095	USD	4,757,776	SEK	—	(407)
Goldman Sachs	1/5/2022	231,186	USD	317,040	SGD	—	(3,979)
Goldman Sachs	1/6/2022	1,654,450	AUD	1,202,856	USD	15	—
Goldman Sachs	1/6/2022	1,034,436	GBP	1,401,105	USD	—	(16)
Goldman Sachs	1/6/2022	285,839,716	JPY	2,482,215	USD	19	—
Goldman Sachs	1/6/2022	1,210,741	USD	1,706,682	AUD	—	(30,106)
Goldman Sachs	1/6/2022	1,410,290	USD	1,065,031	GBP	—	(32,238)
Goldman Sachs	1/6/2022	2,498,487	USD	283,469,840	JPY	36,833	—
Goldman Sachs	2/3/2022	1,285,641	USD	1,768,181	AUD	—	(25)
Goldman Sachs	2/3/2022	151,021	USD	137,500	CHF	—	(4)
Goldman Sachs	2/3/2022	116,309	USD	760,221	DKK	—	(2)
Goldman Sachs	2/3/2022	1,660,230	USD	1,459,121	EUR	—	(73)
Goldman Sachs	2/3/2022	1,484,358	USD	1,095,950	GBP	40	—
Goldman Sachs	2/3/2022	263,134	USD	818,881	ILS	—	(1)
Goldman Sachs	2/3/2022	2,554,073	USD	294,063,450	JPY	—	(97)
Goldman Sachs	2/3/2022	182,360	USD	1,608,987	NOK	—	(1)
Goldman Sachs	2/3/2022	555,622	USD	5,029,401	SEK	—	(9)
Goldman Sachs	2/7/2022	230,954	USD	311,433	SGD	—	(4)
JP Morgan Chase Bank N.A.	1/5/2022	128,771	CHF	141,331	USD	1	—
JP Morgan Chase Bank N.A.	1/5/2022	702,033	DKK	107,342	USD	1	—
JP Morgan Chase Bank N.A.	1/5/2022	1,393,290	EUR	1,584,472	USD	8	—
JP Morgan Chase Bank N.A.	1/5/2022	781,540	ILS	251,104	USD	2	—
JP Morgan Chase Bank N.A.	1/5/2022	1,505,095	NOK	170,674	USD	1	—
JP Morgan Chase Bank N.A.	1/5/2022	4,723,158	SEK	521,676	USD	2	—
JP Morgan Chase Bank N.A.	1/5/2022	309,647	SGD	229,681	USD	1	—
JP Morgan Chase Bank N.A.	1/5/2022	142,257	USD	131,436	CHF	—	(1,999)
JP Morgan Chase Bank N.A.	1/5/2022	108,046	USD	712,930	DKK	—	(963)
JP Morgan Chase Bank N.A.	1/5/2022	1,594,858	USD	1,414,816	EUR	—	(14,101)

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank N.A.	1/5/2022	252,750	USD	794,944	ILS	$—	$(2,662)
JP Morgan Chase Bank N.A.	1/5/2022	171,793	USD	1,565,544	NOK	—	(5,737)
JP Morgan Chase Bank N.A.	1/5/2022	525,095	USD	4,757,525	SEK	—	(379)
JP Morgan Chase Bank N.A.	1/5/2022	231,186	USD	317,041	SGD	—	(3,980)
JP Morgan Chase Bank N.A.	1/6/2022	1,654,431	AUD	1,202,856	USD	2	—
JP Morgan Chase Bank N.A.	1/6/2022	1,034,440	GBP	1,401,105	USD	—	(10)
JP Morgan Chase Bank N.A.	1/6/2022	285,838,475	JPY	2,482,215	USD	8	—
JP Morgan Chase Bank N.A.	1/6/2022	1,210,741	USD	1,706,654	AUD	—	(30,085)
JP Morgan Chase Bank N.A.	1/6/2022	1,410,290	USD	1,065,023	GBP	—	(32,228)
JP Morgan Chase Bank N.A.	1/6/2022	2,498,487	USD	283,472,338	JPY	36,812	—
JP Morgan Chase Bank N.A.	2/3/2022	1,285,641	USD	1,768,167	AUD	—	(15)
JP Morgan Chase Bank N.A.	2/3/2022	151,021	USD	137,500	CHF	—	(4)
JP Morgan Chase Bank N.A.	2/3/2022	116,309	USD	760,252	DKK	—	(7)
JP Morgan Chase Bank N.A.	2/3/2022	1,660,230	USD	1,459,104	EUR	—	(54)
JP Morgan Chase Bank N.A.	2/3/2022	1,484,358	USD	1,095,970	GBP	13	—
JP Morgan Chase Bank N.A.	2/3/2022	263,134	USD	818,900	ILS	—	(7)
JP Morgan Chase Bank N.A.	2/3/2022	2,554,073	USD	294,060,385	JPY	—	(70)
JP Morgan Chase Bank N.A.	2/3/2022	182,360	USD	1,609,026	NOK	—	(5)
JP Morgan Chase Bank N.A.	2/3/2022	555,622	USD	5,029,562	SEK	—	(27)
JP Morgan Chase Bank N.A.	2/7/2022	230,954	USD	311,431	SGD	—	(3)
UBS AG	1/5/2022	128,774	CHF	141,330	USD	5	—
UBS AG	1/5/2022	702,050	DKK	107,342	USD	3	—
UBS AG	1/5/2022	1,393,285	EUR	1,584,470	USD	4	—
UBS AG	1/5/2022	781,538	ILS	251,102	USD	3	—
UBS AG	1/5/2022	1,505,061	NOK	170,673	USD	—	(2)
UBS AG	1/5/2022	4,723,206	SEK	521,674	USD	10	—
UBS AG	1/5/2022	309,645	SGD	229,679	USD	1	—
UBS AG	1/5/2022	142,258	USD	131,437	CHF	—	(1,999)
UBS AG	1/5/2022	108,045	USD	712,946	DKK	—	(966)
UBS AG	1/5/2022	1,594,859	USD	1,414,828	EUR	—	(14,114)
UBS AG	1/5/2022	252,748	USD	795,014	ILS	—	(2,687)
UBS AG	1/5/2022	171,792	USD	1,565,530	NOK	—	(5,737)
UBS AG	1/5/2022	525,096	USD	4,757,733	SEK	—	(401)
UBS AG	1/5/2022	231,186	USD	317,042	SGD	—	(3,981)
UBS AG	1/6/2022	1,654,451	AUD	1,202,857	USD	15	—
UBS AG	1/6/2022	1,034,435	GBP	1,401,105	USD	—	(17)
UBS AG	1/6/2022	285,842,327	JPY	2,482,215	USD	41	—
UBS AG	1/6/2022	1,210,742	USD	1,706,672	AUD	—	(30,097)
UBS AG	1/6/2022	1,410,289	USD	1,065,052	GBP	—	(32,269)
UBS AG	1/6/2022	2,498,486	USD	283,471,725	JPY	36,816	—
UBS AG	2/3/2022	1,285,641	USD	1,768,193	AUD	—	(34)
UBS AG	2/3/2022	151,021	USD	137,500	CHF	—	(4)
UBS AG	2/3/2022	116,308	USD	760,249	DKK	—	(8)
UBS AG	2/3/2022	1,660,228	USD	1,459,096	EUR	—	(47)
UBS AG	2/3/2022	1,484,358	USD	1,095,957	GBP	30	—
UBS AG	2/3/2022	263,132	USD	818,901	ILS	—	(10)
UBS AG	2/3/2022	2,554,074	USD	294,062,421	JPY	—	(87)
UBS AG	2/3/2022	182,360	USD	1,608,942	NOK	4	—
UBS AG	2/3/2022	555,622	USD	5,029,563	SEK	—	(27)
UBS AG	2/7/2022	230,953	USD	311,429	SGD	—	(3)
						$148,403	$(370,021)
^	Amount represents less than $1.

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Singapore	$1,624,529	$—	$9,570	*	$1,634,099
Other	45,610,705	—	—		45,610,705
Rights	4,664	—	—		4,664
Investment of Cash Collateral for Securities Loaned	—	942,163	—		942,163
Total Investments in Securities	$47,239,898	$942,163	$9,570		$48,191,631
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$148,403	$—		$148,403
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(370,021)	$—		$(370,021)
Total – Net	$47,239,898	$720,545	$9,570		$47,970,013
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2021

Investments	Shares	Value

COMMON STOCKS – 100.2%

Brazil – 5.3%

Alpargatas S.A., Preference Shares	2,680	$17,812

Ambev S.A.	43,367	120,057

B3 S.A. – Brasil Bolsa Balcao	59,239	118,478

Banco Bradesco S.A., Preference Shares	43,295	149,317

Braskem S.A., Class A, Preference Shares	7,246	74,971

CCR S.A.	37,142	77,285

Cia Siderurgica Nacional S.A.	8,277	37,135

Energisa S.A.	7,747	61,712

Equatorial Energia S.A.	13,916	56,488

Gerdau S.A., Preference Shares	9,038	44,233

Itau Unibanco Holding S.A., Preference Shares	40,395	151,935

Itausa S.A., Preference Shares	66,403	106,459

Klabin S.A.	21,220	97,757

Lojas Renner S.A.	12,803	56,177

Suzano S.A.*	7,403	79,891

Telefonica Brasil S.A.	10,639	92,045

TOTVS S.A.	9,006	46,307

WEG S.A.	20,209	119,658

Total Brazil		1,507,717

Chile – 0.2%

Cia Cervecerias Unidas S.A.	5,764	46,883

China – 29.3%

ANTA Sports Products Ltd.	9,400	140,946

Avary Holding Shenzhen Co., Ltd., Class A	10,700	71,234

Baozun, Inc., ADR*	2,880	40,032

Beijing Sinnet Technology Co., Ltd., Class A	13,400	31,201

BOE Technology Group Co., Ltd., Class A	36,600	29,000

BYD Co., Ltd., Class H	6,000	205,174

China Conch Venture Holdings Ltd.	30,500	149,051

China East Education Holdings Ltd.*(a)	84,500	52,892

China Education Group Holdings Ltd.(b)	42,000	68,202

China Feihe Ltd.(a)	90,000	120,750

China Hongqiao Group Ltd.	47,500	50,142

China Medical System Holdings Ltd.	59,000	98,531

China Meidong Auto Holdings Ltd.	20,000	103,126

China Minsheng Banking Corp., Ltd., Class H(b)	239,300	91,468

China Railway Signal & Communication Corp. Ltd., Class A	43,140	33,709

China Yuhua Education Corp., Ltd.(a)	176,000	62,984

Chongqing Zhifei Biological Products Co., Ltd., Class A	3,000	58,650

CSPC Pharmaceutical Group Ltd.	102,160	110,988

Daan Gene Co., Ltd., Class A	8,800	27,698

Dada Nexus Ltd., ADR*	5,248	69,064

Dali Foods Group Co., Ltd.(a)	171,700	89,855

Daqo New Energy Corp., ADR*	655	26,410

Ecovacs Robotics Co., Ltd., Class A	2,800	66,317

ENN Energy Holdings Ltd.	8,200	154,401

Flat Glass Group Co., Ltd., Class H(b)	19,000	96,507

Fuyao Glass Industry Group Co., Ltd., Class H(a)	8,800	45,488

Gaotu Techedu, Inc., ADR*	13,928	27,020

Geely Automobile Holdings Ltd.	46,000	125,675

GOME Retail Holdings Ltd.*(b)	656,000	55,534

Great Wall Motor Co., Ltd., Class H	53,000	182,189

Haidilao International Holding Ltd.(a)(b)	25,000	56,437

Haitian International Holdings Ltd.	31,000	86,086

Hengan International Group Co., Ltd.	14,600	75,188

Huafon Chemical Co., Ltd., Class A	41,100	67,325

Hualan Biological Engineering, Inc., Class A	11,400	52,123

Huazhu Group Ltd., ADR*	1,289	48,131

JD.com, Inc., ADR*	3,891	272,642

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	9,900	58,716

Jiangsu Zhongtian Technology Co., Ltd., Class A	39,300	104,581

Jiumaojiu International Holdings Ltd.(a)	30,000	52,717

Jointown Pharmaceutical Group Co., Ltd., Class A	27,200	62,822

Joyoung Co., Ltd., Class A	13,600	49,506

Kaisa Group Holdings Ltd.(b)	185,000	18,509

Kingboard Holdings Ltd.	11,500	55,978

Lee & Man Paper Manufacturing Ltd.	103,000	71,606

Li Auto, Inc., ADR*	4,141	132,926

Li Ning Co., Ltd.	18,500	202,529

Lufax Holding Ltd., ADR*	8,387	47,219

Minth Group Ltd.	18,000	79,307

New Oriental Education & Technology Group, Inc., ADR*	19,338	40,610

Pinduoduo, Inc., ADR*	2,370	138,171

Ping An Insurance Group Co. of China Ltd., Class H	33,500	241,272

Sailun Group Co., Ltd., Class A	40,900	94,913

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	59,200	73,883

Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	33,900	54,786

Shenzhou International Group Holdings Ltd.	5,700	109,594

Sino Biopharmaceutical Ltd.	128,000	89,643

Sunny Optical Technology Group Co., Ltd.	4,800	151,826

Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	57,800	55,140

TAL Education Group, ADR*	6,823	26,814

TCL Technology Group Corp., Class A	44,200	42,790

Tencent Holdings Ltd.	23,400	1,371,050

Tingyi Cayman Islands Holding Corp.	60,000	123,289

Tongcheng Travel Holdings Ltd.*	45,600	84,459

Topsports International Holdings Ltd.(a)	60,000	60,721

Trip.com Group Ltd., ADR*	3,460	85,185

Uni-President China Holdings Ltd.	85,000	82,424

Vipshop Holdings Ltd., ADR*	7,174	60,262

Want Want China Holdings Ltd.	147,600	135,554

WUS Printed Circuit Kunshan Co., Ltd., Class A	20,200	52,549

Xinjiang Goldwind Science & Technology Co., Ltd., Class H	35,400	69,108

Xinyi Solar Holdings Ltd.	53,952	91,485

XPeng, Inc., ADR*	2,972	149,581

Yadea Group Holdings Ltd.(a)	58,000	113,079

Yum China Holdings, Inc.	2,824	140,748

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2021

Investments	Shares	Value

Zhefu Holding Group Co., Ltd., Class A	112,010	$125,132

Zhejiang Semir Garment Co., Ltd., Class A	26,600	32,262

Zhejiang Supor Co., Ltd., Class A	6,000	58,594

Zhejiang Weixing New Building Materials Co., Ltd., Class A	10,700	40,830

ZhongAn Online P&C Insurance Co., Ltd., Class H*(a)(b)	24,300	84,467

Zhongsheng Group Holdings Ltd.	10,000	77,986

Zhuzhou Kibing Group Co., Ltd., Class A	26,900	72,174

Total China		8,308,967

Hong Kong – 0.5%

Kingboard Laminates Holdings Ltd.	30,500	51,875

Vinda International Holdings Ltd.(b)	35,000	85,297

Total Hong Kong		137,172

Hungary – 0.2%

Richter Gedeon Nyrt	1,957	52,684

India – 15.5%

ACC Ltd.	2,215	66,023

Adani Green Energy Ltd.*	4,337	77,611

Adani Total Gas Ltd.	4,254	98,533

Ambuja Cements Ltd.	21,197	107,645

Asian Paints Ltd.	3,561	162,058

Axis Bank Ltd.*	14,708	134,257

Bajaj Auto Ltd.	1,538	67,227

Bajaj Finance Ltd.	1,220	114,512

Bajaj Finserv Ltd.	277	61,135

Balkrishna Industries Ltd.	1,021	31,912

Bandhan Bank Ltd.(a)	7,851	26,689

Berger Paints India Ltd.	4,081	42,369

Cholamandalam Investment and Finance Co., Ltd.	3,350	23,452

Cipla Ltd.	5,393	68,494

Colgate-Palmolive India Ltd.	3,798	75,683

Divi’s Laboratories Ltd.	1,250	78,667

Dr. Reddy’s Laboratories Ltd.	1,431	94,462

Godrej Consumer Products Ltd.*	6,523	84,973

Grasim Industries Ltd.	2,638	57,570

Havells India Ltd.	4,137	77,747

HCL Technologies Ltd.	8,568	152,041

HDFC Asset Management Co., Ltd.(a)	1,093	35,966

HDFC Life Insurance Co., Ltd.(a)	2,951	25,786

Hero MotoCorp., Ltd.	1,969	65,216

Housing Development Finance Corp., Ltd.	7,349	255,703

ICICI Bank Ltd.	22,166	220,704

ICICI Lombard General Insurance Co., Ltd.(a)	2,761	52,046

ICICI Prudential Life Insurance Co., Ltd.(a)	4,511	34,032

Indus Towers Ltd.	15,129	50,535

Infosys Ltd.	15,593	395,983

Ipca Laboratories Ltd.	1,831	53,372

JSW Steel Ltd.	8,701	76,779

Jubilant Foodworks Ltd.	1,861	89,904

Kotak Mahindra Bank Ltd.	4,407	106,482

Lupin Ltd.	2,856	36,528

Marico Ltd.	15,688	108,191

Maruti Suzuki India Ltd.	797	79,624

Motherson Sumi Systems Ltd.	9,351	28,090

Muthoot Finance Ltd.	2,157	43,399

Nestle India Ltd.	391	103,651

Page Industries Ltd.	85	46,221

PI Industries Ltd.	865	35,307

Piramal Enterprises Ltd.	2,853	101,473

Shriram Transport Finance Co., Ltd.	2,988	48,919

Siemens Ltd.	2,058	65,375

Tech Mahindra Ltd.	7,143	172,056

Torrent Pharmaceuticals Ltd.	1,764	77,798

UltraTech Cement Ltd.	1,328	135,613

Wipro Ltd.	14,584	140,345

Total India		4,388,158

Indonesia – 1.4%

Bank Central Asia Tbk PT	350,700	179,625

Indocement Tunggal Prakarsa Tbk PT	61,700	52,382

Kalbe Farma Tbk PT	660,200	74,810

Unilever Indonesia Tbk PT	322,000	92,855

Total Indonesia		399,672

Malaysia – 1.6%

Hartalega Holdings Bhd	56,400	77,574

Hong Leong Bank Bhd	19,600	87,602

Hong Leong Financial Group Bhd	16,000	66,596

Nestle Malaysia Bhd	3,000	96,639

Supermax Corp. Bhd	140,430	49,552

Westports Holdings Bhd	72,700	70,676

Total Malaysia		448,639

Mexico – 3.4%

America Movil S.A.B. de C.V., Series L	191,500	202,963

Arca Continental S.A.B. de C.V.	16,781	107,025

Cemex S.A.B. de C.V., Series CPO*	198,708	135,838

Coca-Cola Femsa S.A.B. de C.V.	18,241	99,561

Grupo Bimbo S.A.B. de C.V., Series A	37,221	114,528

Grupo Financiero Banorte S.A.B. de C.V., Class O	23,360	151,837

Industrias Penoles S.A.B. de C.V.	6,157	70,869

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	50,158	76,003

Total Mexico		958,624

Philippines – 0.7%

Globe Telecom, Inc.	1,635	106,515

Jollibee Foods Corp.	7,590	32,210

PLDT, Inc.	1,980	70,359

Total Philippines		209,084

Poland – 0.6%

Cyfrowy Polsat S.A.	4,182	36,026

LPP S.A.	9	38,408

Orange Polska S.A.*	44,425	93,140

Total Poland		167,574

Russia – 1.3%

Novolipetsk Steel PJSC, GDR	2,772	81,829

PhosAgro PJSC, GDR(c)	68	1,467

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2021

Investments	Shares	Value

PhosAgro PJSC, GDR(c)	3,334	$71,948

Polyus PJSC, GDR(c)	871	76,866

TCS Group Holding PLC, GDR(c)	872	73,527

X5 Retail Group N.V., GDR(c)	2,404	63,634

Total Russia		369,271

South Africa – 4.5%

Anglo American Platinum Ltd.	933	106,206

AngloGold Ashanti Ltd.	4,914	101,205

Aspen Pharmacare Holdings Ltd.	7,918	111,348

Bidvest Group Ltd. (The)	6,319	75,008

Clicks Group Ltd.	4,727	93,453

FirstRand Ltd.	40,112	152,808

Gold Fields Ltd.	11,535	125,859

Impala Platinum Holdings Ltd.	7,632	107,594

Kumba Iron Ore Ltd.	2,974	85,733

Mr. Price Group Ltd.	4,316	53,950

Tiger Brands Ltd.	7,228	81,972

Vodacom Group Ltd.	10,119	85,352

Woolworths Holdings Ltd.	34,213	111,171

Total South Africa		1,291,659

South Korea – 14.6%

CJ CheilJedang Corp.	300	97,792

CJ ENM Co., Ltd.	162	18,915

Coway Co., Ltd.	1,306	81,738

DB Insurance Co., Ltd.	1,971	89,534

Fila Holdings Corp.	879	26,509

GS Engineering & Construction Corp.	2,705	90,110

Hana Financial Group, Inc.	3,444	121,826

Hankook Tire & Technology Co., Ltd.	2,144	71,602

Hanon Systems	2,445	27,664

Hyundai Engineering & Construction Co., Ltd.	2,212	82,712

Hyundai Glovis Co., Ltd.	598	84,512

Hyundai Steel Co.	2,450	84,501

KB Financial Group, Inc.	3,147	145,602

Korea Investment Holdings Co., Ltd.	384	26,068

Korea Zinc Co., Ltd.	64	27,511

LG Chem Ltd.	293	151,584

LG Display Co., Ltd.*	4,082	84,473

LG Electronics, Inc.*	1,233	143,137

LG Household & Health Care Ltd.	108	99,664

LG Innotek Co., Ltd.	315	96,454

Lotte Chemical Corp.	323	58,962

Meritz Securities Co., Ltd.	18,028	78,102

Mirae Asset Securities Co., Ltd.	7,323	53,286

NH Investment & Securities Co., Ltd.	4,478	47,087

POSCO Chemical Co., Ltd.	553	66,988

Samsung Electro-Mechanics Co., Ltd.	545	90,547

Samsung Electronics Co., Ltd.	18,544	1,221,447

Samsung Engineering Co., Ltd.*	4,747	91,446

Samsung Fire & Marine Insurance Co., Ltd.	529	89,891

Samsung Life Insurance Co., Ltd.	1,304	70,315

Samsung SDS Co., Ltd.	323	42,523

Samsung Securities Co., Ltd.	1,993	75,277

Shinhan Financial Group Co., Ltd.	4,163	128,874

SK Chemicals Co., Ltd.	414	51,891

SK Hynix, Inc.	2,488	274,177

SKC Co., Ltd.	311	45,653

Total South Korea		4,138,374

Taiwan – 19.0%

Acer, Inc.	57,000	62,734

Advantech Co., Ltd.	4,499	64,476

ASE Technology Holding Co., Ltd.	11,000	42,343

Asia Cement Corp.	15,000	24,018

Asustek Computer, Inc.	4,000	54,361

AU Optronics Corp.	52,000	43,040

Catcher Technology Co., Ltd.	3,000	16,970

Cathay Financial Holding Co., Ltd.	64,714	146,189

Chailease Holding Co., Ltd.	11,960	113,907

Chang Hwa Commercial Bank Ltd.	37,000	22,735

Cheng Shin Rubber Industry Co., Ltd.	17,000	22,182

China Development Financial Holding Corp.	192,114	121,517

China Development Financial Holding Corp., Preference Shares	1,929	669

Compal Electronics, Inc.	39,000	34,113

CTBC Financial Holding Co., Ltd.	122,720	115,104

Delta Electronics, Inc.	10,000	99,396

E.Sun Financial Holding Co., Ltd.	62,772	63,641

Eclat Textile Co., Ltd.	1,000	22,807

Evergreen Marine Corp. Taiwan Ltd.	39,000	200,871

Far Eastern New Century Corp.	38,000	40,243

Feng TAY Enterprise Co., Ltd.	7,200	60,245

Fubon Financial Holding Co., Ltd.	60,392	166,549

Giant Manufacturing Co., Ltd.	2,000	24,939

Hon Hai Precision Industry Co., Ltd.	44,880	168,704

Hotai Motor Co., Ltd.	1,000	22,192

Innolux Corp.	70,000	49,590

Inventec Corp.	27,000	24,348

Lite-On Technology Corp.	15,014	34,622

MediaTek, Inc.	6,000	258,069

Micro-Star International Co., Ltd.	8,000	46,409

Nan Ya Printed Circuit Board Corp.	2,000	41,349

Nanya Technology Corp.	8,000	22,583

Nien Made Enterprise Co., Ltd.	3,000	44,728

Novatek Microelectronics Corp.	2,000	38,963

Pegatron Corp.	14,000	34,966

Phison Electronics Corp.	2,000	37,012

Powertech Technology, Inc.	7,000	24,719

Quanta Computer, Inc.	20,000	68,457

Realtek Semiconductor Corp.	4,000	83,854

Shanghai Commercial & Savings Bank Ltd. (The)	15,000	25,617

Shin Kong Financial Holding Co., Ltd.	101,297	40,457

SinoPac Financial Holdings Co., Ltd.	107,000	62,459

Synnex Technology International Corp.	20,150	48,214

Taishin Financial Holding Co., Ltd.	61,998	42,464

Taiwan Semiconductor Manufacturing Co., Ltd.	94,000	2,089,493

Unimicron Technology Corp.	5,000	41,746

United Microelectronics Corp.	48,000	112,770

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2021

Investments	Shares	Value

Vanguard International Semiconductor Corp.	6,000	$34,265

Wan Hai Lines Ltd.	3,600	25,829

Win Semiconductors Corp.	3,000	40,608

Winbond Electronics Corp.	20,000	24,578

Wistron Corp.	32,843	34,603

Wiwynn Corp.	1,000	40,301

WPG Holdings Ltd.	10,000	19,012

Yageo Corp.	1,000	17,331

Yuanta Financial Holding Co., Ltd.	124,120	113,501

Zhen Ding Technology Holding Ltd.	5,000	18,162

Total Taiwan		5,395,024

Thailand – 1.8%

Energy Absolute PCL, NVDR	28,600	82,191

Gulf Energy Development PCL, NVDR	60,500	82,858

Home Product Center PCL, NVDR	158,000	68,582

Indorama Ventures PCL, NVDR	75,400	97,622

SCG Packaging PCL, NVDR	32,600	67,581

Srisawad Corp. PCL, NVDR	13,700	25,325

Thai Union Group PCL, NVDR	132,600	77,405

Total Thailand		501,564

Turkey – 0.3%

Turkcell Iletisim Hizmetleri AS	56,559	78,622
TOTAL COMMON STOCKS (Cost: $22,396,726)		28,399,688

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%

United States – 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $189,650)	189,650	189,650

TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $22,586,376)		28,589,338

Other Assets less Liabilities – (0.9)%		(254,340)

NET ASSETS – 100.0%		$28,334,998
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2021 (See Note 2). At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $485,443 and the total market value of the collateral held by the Fund was $519,564. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $329,914.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	1/3/2022	1,516	USD	6,340	MYR	$—	$(6)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$28,399,688	$—	$—	$28,399,688
Investment of Cash Collateral for Securities Loaned	—	189,650	—	189,650
Total Investments in Securities	$28,399,688	$189,650	$—	$28,589,338
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(6)	$—	$(6)
Total – Net	$28,399,688	$189,644	$—	$28,589,332
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited)

WisdomTree International ESG Fund (RESD)

December 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.3%

Australia – 7.0%

Aristocrat Leisure Ltd.	181	$5,734

Australia & New Zealand Banking Group Ltd.	2,260	45,203

BlueScope Steel Ltd.	494	7,507

Brambles Ltd.	3,300	25,504

Commonwealth Bank of Australia	910	66,823

Computershare Ltd.	1,301	18,918

CSL Ltd.	324	68,483

Domino’s Pizza Enterprises Ltd.	43	3,690

Fortescue Metals Group Ltd.	1,692	23,632

Macquarie Group Ltd.	284	42,411

Medibank Pvt Ltd.	4,309	10,495

National Australia Bank Ltd.	2,824	59,214

Newcrest Mining Ltd.(a)	944	16,801

Ramsay Health Care Ltd.	195	10,137

Sonic Healthcare Ltd.	709	24,037

Suncorp Group Ltd.	1,704	13,715

Tabcorp Holdings Ltd.	4,138	15,103

Telstra Corp., Ltd.	5,741	17,447

Transurban Group	2,831	28,445

Westpac Banking Corp.	2,546	39,520

Total Australia		542,819

Austria – 0.1%

Raiffeisen Bank International AG	355	10,448

Belgium – 0.9%

KBC Group N.V.	435	37,329

Proximus SADP	1,195	23,292

UCB S.A.	112	12,781

Total Belgium		73,402

China – 0.3%

Chow Tai Fook Jewellery Group Ltd.*	10,400	18,702

SITC International Holdings Co., Ltd.	2,000	7,234

Total China		25,936

Denmark – 3.4%

AP Moller – Maersk A/S, Class B	4	14,342

Chr Hansen Holding A/S	172	13,554

Coloplast A/S, Class B	120	21,119

DSV A/S	139	32,464

Novo Nordisk A/S, Class B	1,175	132,048

Novozymes A/S, Class B	497	40,822

Rockwool International A/S, Class B	31	13,556

Total Denmark		267,905

Finland – 0.7%

Elisa Oyj	175	10,771

Nordea Bank Abp	2,301	28,083

Orion Oyj, Class B	389	16,155

Total Finland		55,009

France – 9.3%

Arkema S.A.	145	20,422

Atos SE	367	15,605

AXA S.A.	1,790	53,302

BioMerieux	106	15,056

BNP Paribas S.A.	758	52,384

Bureau Veritas S.A.	406	13,472

Capgemini SE	222	54,405

Cie de Saint-Gobain	579	40,738

Cie Generale des Etablissements Michelin SCA	224	36,720

Danone S.A.	561	34,827

Eurazeo SE	82	7,162

Ipsen S.A.	246	22,520

Klepierre S.A.*	1,047	24,825

L’Oreal S.A.	183	86,770

La Francaise des Jeux SAEM(b)	325	14,392

Legrand S.A.	407	47,626

Orange S.A.	1,982	21,216

Remy Cointreau S.A.	53	12,898

Sanofi	685	69,002

Sartorius Stedim Biotech	28	15,360

SEB S.A.	141	21,951

Sodexo S.A.	277	24,274

Suez S.A.	983	22,145

Total France		727,072

Germany – 8.7%

adidas AG	159	45,782

Allianz SE, Registered Shares	283	66,828

Bayerische Motoren Werke AG	379	38,139

Bechtle AG	82	5,869

Beiersdorf AG	219	22,509

Brenntag SE	333	30,136

Covestro AG(b)	299	18,429

Deutsche Boerse AG	164	27,434

Deutsche Post AG, Registered Shares	1,115	71,691

Evonik Industries AG	745	24,120

GEA Group AG	418	22,860

HeidelbergCement AG	305	20,644

Henkel AG & Co. KGaA, Preference Shares	295	23,866

Knorr-Bremse AG	83	8,202

LEG Immobilien SE	74	10,326

Merck KGaA	218	56,275

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	134	39,696

Nemetschek SE	33	4,233

Puma SE	175	21,394

SAP SE	675	95,875

Volkswagen AG, Preference Shares	138	27,853

Total Germany		682,161

Hong Kong – 2.2%

CK Asset Holdings Ltd.	500	3,152

Hang Seng Bank Ltd.	1,100	20,134

Hong Kong Exchanges & Clearing Ltd.	1,300	75,936

Hongkong Land Holdings Ltd.	2,000	10,400

MTR Corp., Ltd.	4,500	24,156

Sino Land Co., Ltd.	10,000	12,455

Swire Properties Ltd.	8,800	22,055

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

December 31, 2021

Investments	Shares	Value

Xinyi Glass Holdings Ltd.	1,000	$2,501

Total Hong Kong		170,789

Ireland – 0.4%

Kerry Group PLC, Class A	143	18,417

Kingspan Group PLC	100	11,940

Total Ireland		30,357

Israel – 0.1%

Check Point Software Technologies Ltd.*	42	4,896

Italy – 2.0%

Amplifon SpA	156	8,418

Assicurazioni Generali SpA	2,131	45,147

DiaSorin SpA	30	5,713

Poste Italiane SpA(b)	994	13,045

Recordati Industria Chimica e Farmaceutica SpA	151	9,702

Snam SpA	3,729	22,475

Telecom Italia SpA	45,063	22,251

Terna – Rete Elettrica Nazionale	3,391	27,433

Total Italy		154,184

Japan – 25.3%

Advantest Corp.	100	9,466

AGC, Inc.	500	23,837

Aisin Corp.	200	7,659

Ajinomoto Co., Inc.	1,200	36,441

Asahi Group Holdings Ltd.	500	19,426

Astellas Pharma, Inc.	1,300	21,116

Bridgestone Corp.	500	21,488

Canon, Inc.(a)	1,200	29,189

Casio Computer Co., Ltd.	1,300	16,697

Chugai Pharmaceutical Co., Ltd.	600	19,461

Dai Nippon Printing Co., Ltd.	600	15,074

Dai-ichi Life Holdings, Inc.	800	16,156

Daito Trust Construction Co., Ltd.	100	11,437

Daiwa House Industry Co., Ltd.	700	20,109

Daiwa Securities Group, Inc.	3,800	21,406

Denso Corp.	300	24,825

Dentsu Group, Inc.(a)	300	10,681

Fuji Electric Co., Ltd.	600	32,721

FUJIFILM Holdings Corp.	500	37,020

Fujitsu Ltd.	300	51,400

Hitachi Construction Machinery Co., Ltd.	300	8,662

Hitachi Ltd.	800	43,281

Hitachi Metals Ltd.*	400	7,402

Honda Motor Co., Ltd.	1,100	30,854

Hulic Co., Ltd.	200	1,897

Ibiden Co., Ltd.	100	5,940

Iida Group Holdings Co., Ltd.	200	4,648

Isuzu Motors Ltd.	500	6,213

Itochu Techno-Solutions Corp.	800	25,705

Japan Post Holdings Co., Ltd.	500	3,894

Japan Post Insurance Co., Ltd.	200	3,213

Kao Corp.	500	26,134

KDDI Corp.	1,200	35,035

Kirin Holdings Co., Ltd.	800	12,831

Kubota Corp.	1,600	35,479

Lixil Corp.	800	21,293

Mazda Motor Corp.	2,100	16,139

McDonald’s Holdings Co., Japan Ltd.	200	8,840

MEIJI Holdings Co., Ltd.	200	11,914

Mitsubishi Chemical Holdings Corp.	1,700	12,578

Mitsubishi UFJ Financial Group, Inc.	9,100	49,382

Mitsui Chemicals, Inc.	400	10,733

Mizuho Financial Group, Inc.	1,800	22,868

MS&AD Insurance Group Holdings, Inc.	600	18,492

NEC Corp.	1,000	46,112

NGK Insulators Ltd.	300	5,064

NH Foods Ltd.	300	10,785

Nintendo Co., Ltd.	100	46,589

Nippon Express Co., Ltd.*	300	17,754

Nippon Prologis REIT, Inc.	1	3,534

Nippon Sanso Holdings Corp.	300	6,547

Nippon Telegraph & Telephone Corp.	1,700	46,503

Nissin Foods Holdings Co., Ltd.	100	7,286

Nitto Denko Corp.	400	30,880

Nomura Holdings, Inc.	4,600	20,041

Nomura Real Estate Holdings, Inc.	200	4,597

Nomura Research Institute Ltd.	1,000	42,855

NSK Ltd.	2,100	13,458

NTT Data Corp.	1,900	40,688

Olympus Corp.	700	16,106

Ono Pharmaceutical Co., Ltd.	400	9,921

Oracle Corp.	100	7,590

Otsuka Holdings Co., Ltd.	200	7,241

Panasonic Corp.	2,500	27,463

Resona Holdings, Inc.	1,000	3,885

Rinnai Corp.	200	18,028

Rohm Co., Ltd.	100	9,092

Ryohin Keikaku Co., Ltd.	600	9,139

SBI Holdings, Inc.	300	8,167

SCSK Corp.	1,500	29,816

Seiko Epson Corp.	1,500	26,977

Sekisui Chemical Co., Ltd.	1,100	18,360

Sekisui House Ltd.	700	15,008

SG Holdings Co., Ltd.	500	11,693

Sharp Corp.	1,000	11,471

Shimano, Inc.	50	13,313

Sohgo Security Services Co., Ltd.	300	11,906

Sompo Holdings, Inc.	700	29,537

Sony Group Corp.	900	113,130

Sumitomo Dainippon Pharma Co., Ltd.	700	8,054

Sumitomo Electric Industries Ltd.	900	11,719

Sumitomo Metal Mining Co., Ltd.	200	7,555

Sumitomo Mitsui Financial Group, Inc.	800	27,393

Sumitomo Mitsui Trust Holdings, Inc.	400	13,349

Suntory Beverage & Food Ltd.	400	14,450

Sysmex Corp.	200	27,007

T&D Holdings, Inc.	1,100	14,061

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

December 31, 2021

Investments	Shares	Value

Takeda Pharmaceutical Co., Ltd.	1,000	$27,242

TIS, Inc.	200	5,949

Tokio Marine Holdings, Inc.	500	27,754

Tokyo Electron Ltd.	100	57,557

Tokyo Gas Co., Ltd.	1,200	21,488

Tosoh Corp.	300	4,444

TOTO Ltd.	400	18,375

Toyo Suisan Kaisha Ltd.	500	21,167

Trend Micro, Inc.*	100	5,549

Unicharm Corp.	600	26,047

Yamada Holdings Co., Ltd.	1,000	3,413

Yamaha Motor Co., Ltd.(a)	700	16,771

Yamato Holdings Co., Ltd.	300	7,042

Total Japan		1,975,958

Netherlands – 6.3%

Akzo Nobel N.V.	219	24,033

ASM International N.V.	34	15,029

ASML Holding N.V.	275	221,006

Heineken Holding N.V.	237	21,871

Koninklijke DSM N.V.	211	47,510

Koninklijke KPN N.V.	7,860	24,402

Koninklijke Philips N.V.	963	35,882

NN Group N.V.	598	32,377

QIAGEN N.V.*	107	5,961

Randstad N.V.	237	16,182

Wolters Kluwer N.V.	394	46,419

Total Netherlands		490,672

New Zealand – 0.1%

Spark New Zealand Ltd.	3,522	10,899

Norway – 0.6%

Orkla ASA	2,318	23,226

Yara International ASA	440	22,204

Total Norway		45,430

Singapore – 1.4%

DBS Group Holdings Ltd.	1,900	46,029

Keppel Corp., Ltd.	4,400	16,710

Oversea-Chinese Banking Corp., Ltd.	1,300	10,993

Singapore Exchange Ltd.	2,000	13,797

Singapore Telecommunications Ltd.	12,900	22,199

Total Singapore		109,728

Spain – 2.1%

Banco Bilbao Vizcaya Argentaria S.A.	6,190	36,956

CaixaBank S.A.	9,073	24,907

Enagas S.A.	877	20,345

Grifols S.A.(a)	999	19,171

Red Electrica Corp. S.A.	1,216	26,309

Telefonica S.A.	7,506	32,880

Total Spain		160,568

Sweden – 2.6%

Essity AB, Class B	857	27,961

H & M Hennes & Mauritz AB, Class B	1,450	28,520

Husqvarna AB, Class B	2,489	39,821

Securitas AB, Class B	600	8,261

Svenska Handelsbanken AB, Class A	1,921	20,763

Swedbank AB, Class A	896	18,021

Tele2 AB, Class B	417	5,946

Telefonaktiebolaget LM Ericsson, Class B	3,351	36,934

Telia Co. AB	4,651	18,188

Total Sweden		204,415

Switzerland – 12.7%

ABB Ltd., Registered Shares	1,550	59,370

Barry Callebaut AG, Registered Shares	7	17,025

Coca-Cola HBC AG*	799	27,650

Geberit AG, Registered Shares	63	51,526

Givaudan S.A., Registered Shares	11	57,852

Kuehne + Nagel International AG, Registered Shares	116	37,481

Logitech International S.A., Registered Shares	268	22,613

Nestle S.A., Registered Shares	1,480	207,003

Novartis AG, Registered Shares	1,168	102,911

Roche Holding AG	365	151,865

Schindler Holding AG, Participation Certificate	83	22,363

SGS S.A., Registered Shares	12	40,130

Sika AG, Registered Shares	68	28,375

Sonova Holding AG, Registered Shares	70	27,488

STMicroelectronics N.V.	1,234	60,861

Swisscom AG, Registered Shares	58	32,757

Temenos AG, Registered Shares	30	4,150

Zurich Insurance Group AG	99	43,505

Total Switzerland		994,925

United Kingdom – 13.1%

AstraZeneca PLC	847	99,556

Auto Trader Group PLC(b)	898	9,001

Aviva PLC	6,352	35,309

Barclays PLC	14,946	37,855

Barratt Developments PLC	2,484	25,166

Bunzl PLC	694	27,119

Croda International PLC	166	22,754

Diageo PLC	1,706	93,259

Entain PLC*	544	12,401

Experian PLC	704	34,632

Ferguson PLC	131	23,252

GlaxoSmithKline PLC	2,996	65,195

Intertek Group PLC	322	24,554

Johnson Matthey PLC	892	24,719

Kingfisher PLC	10,058	46,087

National Grid PLC	2,946	42,288

Next PLC	165	18,214

Pearson PLC	2,752	22,857

Reckitt Benckiser Group PLC	484	41,575

RELX PLC	1,384	45,027

Rentokil Initial PLC	2,150	17,006

Sage Group PLC (The)	517	5,970

Segro PLC	1,055	20,527

Smith & Nephew PLC	1,319	23,109

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International ESG Fund (RESD)

December 31, 2021

Investments	Shares	Value

Taylor Wimpey PLC	10,723	$25,489

Unilever PLC	1,505	80,427

United Utilities Group PLC	2,456	36,226

Vodafone Group PLC	24,316	36,973

WPP PLC	1,692	25,656

Total United Kingdom		1,022,203
TOTAL COMMON STOCKS (Cost: $6,343,597)		7,759,776

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%

United States – 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $60,624)	60,624	60,624

TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $6,404,221)		7,820,400

Other Assets less Liabilities – (0.1)%		(8,592)

NET ASSETS – 100.0%		$7,811,808
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2021 (See Note 2). At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $71,048 and the total market value of the collateral held by the Fund was $76,164. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,540.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Japan	$1,958,204	$17,754	$—	$1,975,958
Other	5,783,818	—	—	5,783,818
Investment of Cash Collateral for Securities Loaned	—	60,624	—	60,624
Total Investments in Securities	$7,742,022	$78,378	$—	$7,820,400

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2021

Investments	Principal Amount	Value

U.S. CORPORATE BONDS – 94.9%

United States – 94.9%

3M Co.
3.38%, 3/1/29(a)	$7,000	$7,643
3.13%, 9/19/46	70,000	74,012

Abbott Laboratories
2.95%, 3/15/25	29,000	30,482
4.90%, 11/30/46	99,000	136,256

AbbVie, Inc.
2.60%, 11/21/24	93,000	96,472
3.80%, 3/15/25	89,000	94,967
3.60%, 5/14/25	112,000	119,055
3.20%, 5/14/26	90,000	95,267
3.20%, 11/21/29	133,000	142,443
4.30%, 5/14/36	46,000	54,125
4.45%, 5/14/46	38,000	46,016
4.88%, 11/14/48	56,000	72,644
4.25%, 11/21/49	206,000	247,676

Activision Blizzard, Inc. 2.50%, 9/15/50	61,000	53,676

Albemarle Corp. 4.15%, 12/1/24	5,000	5,360

Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	63,000	69,853
4.90%, 12/15/30	98,000	117,744

Allstate Corp. (The) 5.55%, 5/9/35	100,000	132,101

Ally Financial, Inc. 5.80%, 5/1/25	68,000	76,775

Alphabet, Inc. 2.25%, 8/15/60	48,000	43,012

Altria Group, Inc.
4.40%, 2/14/26	45,000	49,448
2.63%, 9/16/26	193,000	199,662
3.88%, 9/16/46	56,000	54,352
5.95%, 2/14/49	88,000	110,396
6.20%, 2/14/59	8,000	10,472
4.00%, 2/4/61	50,000	48,001

Amazon.com, Inc.
4.05%, 8/22/47	35,000	42,684
4.25%, 8/22/57	50,000	64,257
2.70%, 6/3/60	64,000	61,796

Ameren Corp. 3.50%, 1/15/31	44,000	47,656

American Express Co.
2.50%, 8/1/22	56,000	56,564
3.40%, 2/27/23	149,000	153,312
3.40%, 2/22/24	59,000	61,818
3.63%, 12/5/24	27,000	28,875

American Financial Group, Inc. 4.50%, 6/15/47	60,000	71,512

American International Group, Inc.
2.50%, 6/30/25	179,000	184,776
3.90%, 4/1/26	88,000	95,558
4.80%, 7/10/45	100,000	126,959
4.75%, 4/1/48	61,000	78,266

American Water Capital Corp.
2.95%, 9/1/27	29,000	30,673
4.30%, 12/1/42	58,000	69,900

Amgen, Inc.
1.90%, 2/21/25	239,000	243,049
2.20%, 2/21/27(a)	213,000	218,065
2.77%, 9/1/53	31,000	29,122

Amphenol Corp. 2.80%, 2/15/30	22,000	22,770

Anthem, Inc.
3.30%, 1/15/23	23,000	23,629
3.65%, 12/1/27	73,000	80,169
4.10%, 3/1/28	48,000	53,545
4.63%, 5/15/42	15,000	18,705
4.65%, 1/15/43	40,000	50,020
4.38%, 12/1/47	60,000	73,570

Appalachian Power Co. 7.00%, 4/1/38	185,000	268,037

Apple, Inc.
0.70%, 2/8/26	249,000	243,348
3.20%, 5/11/27	10,000	10,793
2.90%, 9/12/27	25,000	26,668
3.00%, 11/13/27	26,000	27,936
1.40%, 8/5/28	248,000	243,033
3.85%, 5/4/43	13,000	15,374
3.85%, 8/4/46	28,000	33,236
4.25%, 2/9/47	35,000	43,994
3.75%, 11/13/47	9,000	10,608
2.65%, 2/8/51	50,000	49,230
2.80%, 2/8/61(a)	50,000	49,579

Applied Materials, Inc.
5.10%, 10/1/35	31,000	40,314
5.85%, 6/15/41	14,000	20,467

AT&T, Inc.
4.35%, 3/1/29	89,000	100,197
4.30%, 2/15/30	93,000	104,882
2.55%, 12/1/33	99,000	97,030
4.50%, 5/15/35	49,000	56,661
6.30%, 1/15/38	69,000	94,502
3.10%, 2/1/43	123,000	119,419

AvalonBay Communities, Inc.
4.20%, 12/15/23	12,000	12,663
2.95%, 5/11/26	45,000	47,574

Avangrid, Inc. 3.80%, 6/1/29	57,000	62,336

Bank of America Corp.
4.13%, 1/22/24	55,000	58,473
4.20%, 8/26/24	325,000	348,283
4.45%, 3/3/26	47,000	51,812
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	243,000	241,236
3.25%, 10/21/27	95,000	101,308
4.18%, 11/25/27, Series L	30,000	32,857
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(b)	174,000	186,030

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2021

Investments	Principal Amount	Value
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.18% thereafter)(b)	$178,000	$187,758
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(b)	240,000	241,027
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(b)	236,000	238,563
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(b)	504,000	483,628
5.00%, 1/21/44	121,000	159,046
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month U.S. dollar London Interbank Offered Rate + 3.15% thereafter)(b)	60,000	72,375

Becton Dickinson and Co. 3.79%, 5/20/50	108,000	121,860

Berkshire Hathaway Energy Co.
3.75%, 11/15/23(a)	44,000	46,049
6.13%, 4/1/36	30,000	40,975
3.80%, 7/15/48	47,000	52,590
4.45%, 1/15/49	70,000	86,922

Berkshire Hathaway Finance Corp.
1.85%, 3/12/30(a)	240,000	238,368
4.20%, 8/15/48	20,000	24,325

Berkshire Hathaway, Inc. 2.75%, 3/15/23	125,000	127,737

BGC Partners, Inc. 5.38%, 7/24/23	38,000	40,145

Biogen, Inc. 3.25%, 2/15/51(c)	83,000	82,485

BlackRock, Inc. 2.40%, 4/30/30	100,000	102,804

Block Financial LLC 5.50%, 11/1/22	46,000	46,656

Boardwalk Pipelines L.P. 5.95%, 6/1/26	60,000	68,884

Boeing Co. (The)
4.88%, 5/1/25	131,000	143,492
2.75%, 2/1/26	94,000	96,878
2.20%, 2/4/26	171,000	171,009
3.10%, 5/1/26	27,000	28,159
2.70%, 2/1/27	122,000	124,457
3.45%, 11/1/28	140,000	147,101
3.20%, 3/1/29	250,000	258,595
2.95%, 2/1/30	53,000	53,721
5.15%, 5/1/30	146,000	170,525
5.88%, 2/15/40	76,000	97,818
3.90%, 5/1/49	35,000	36,740
3.75%, 2/1/50	68,000	70,701
3.95%, 8/1/59	25,000	26,061
5.93%, 5/1/60	72,000	99,971

Booking Holdings, Inc. 3.55%, 3/15/28	27,000	29,468

BorgWarner, Inc. 4.38%, 3/15/45	30,000	35,030

Boston Scientific Corp.
4.00%, 3/1/29	50,000	55,612
4.70%, 3/1/49	36,000	45,816

Brighthouse Financial, Inc. 4.70%, 6/22/47	8,000	8,795

Bristol-Myers Squibb Co.
5.25%, 8/15/43	14,000	18,870
4.35%, 11/15/47	11,000	13,670
4.25%, 10/26/49	58,000	71,900

Broadcom Corp. 3.88%, 1/15/27	154,000	167,073

Broadcom, Inc.
3.46%, 9/15/26	16,000	17,052
4.11%, 9/15/28	144,000	158,115
5.00%, 4/15/30	163,000	189,833
4.15%, 11/15/30	121,000	134,318
3.42%, 4/15/33(c)	78,000	81,554
3.47%, 4/15/34(c)	171,000	178,644

Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	25,000	26,704

Burlington Northern Santa Fe LLC
3.75%, 4/1/24	15,000	15,804
5.05%, 3/1/41	25,000	32,683
5.40%, 6/1/41	19,000	25,733
4.45%, 3/15/43	38,000	46,953
4.15%, 4/1/45	130,000	156,220

Capital One Financial Corp.
3.75%, 7/28/26	136,000	145,769
3.80%, 1/31/28	281,000	306,133

Caterpillar Financial Services Corp. 2.85%, 5/17/24	46,000	48,022

Caterpillar, Inc. 3.25%, 4/9/50(a)	53,000	58,734

Chevron USA, Inc. 1.02%, 8/12/27	160,000	154,499

Chubb Corp. (The) 6.50%, 5/15/38, Series 1	86,000	128,604

Cigna Corp.
4.50%, 2/25/26	54,000	59,854
4.38%, 10/15/28	63,000	71,692
4.80%, 7/15/46	132,000	166,931
3.88%, 10/15/47	18,000	20,048
4.90%, 12/15/48	94,000	121,696
3.40%, 3/15/50	46,000	48,084

Cisco Systems, Inc. 5.50%, 1/15/40	35,000	48,966

Citigroup, Inc.
5.50%, 9/13/25	84,000	95,027
4.30%, 11/20/26	291,000	322,198
4.45%, 9/29/27	116,000	129,407
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	97,000	110,933
6.63%, 6/15/32	150,000	199,170
8.13%, 7/15/39	106,000	180,020

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2021

Investments	Principal Amount	Value
5.88%, 1/30/42	$83,000	$117,581
4.65%, 7/23/48	93,000	120,118

CNA Financial Corp.
4.50%, 3/1/26	18,000	19,860
3.45%, 8/15/27(a)	57,000	61,458

Coca-Cola Co. (The)
1.45%, 6/1/27(a)	67,000	66,726
2.75%, 6/1/60	50,000	49,908

Comcast Corp. 3.38%, 2/15/25	19,000	20,180
3.38%, 8/15/25	10,000	10,678
3.15%, 2/15/28	4,000	4,297
4.15%, 10/15/28	28,000	31,804
4.25%, 10/15/30	78,000	90,061
1.50%, 2/15/31	284,000	267,738
4.25%, 1/15/33	191,000	224,064
4.00%, 8/15/47	104,000	119,496
3.97%, 11/1/47	42,000	48,274
3.45%, 2/1/50	37,000	39,597
2.94%, 11/1/56(c)	39,000	37,243
2.99%, 11/1/63(c)	58,000	55,235

Commonwealth Edison Co. 3.65%, 6/15/46	141,000	157,593

Conagra Brands, Inc. 4.30%, 5/1/24	61,000	65,006
7.00%, 10/1/28	33,000	42,776
5.40%, 11/1/48(a)	42,000	56,844

Connecticut Light & Power Co. (The) 4.30%, 4/15/44	30,000	36,785

ConocoPhillips 6.95%, 4/15/29	110,000	144,771
5.90%, 5/15/38	129,000	177,583

Consolidated Edison Co. of New York, Inc. 6.75%, 4/1/38, Series 08-B	98,000	142,209
4.20%, 3/15/42, Series 12-A	40,000	45,455
3.95%, 3/1/43	37,000	40,364
4.50%, 12/1/45	34,000	40,177
3.85%, 6/15/46	25,000	27,232
4.50%, 5/15/58	5,000	6,161
3.70%, 11/15/59	38,000	40,914

Constellation Brands, Inc. 4.25%, 5/1/23	49,000	51,119
3.75%, 5/1/50	38,000	41,653

Corning, Inc. 4.38%, 11/15/57	59,000	70,785
5.45%, 11/15/79	10,000	13,228

CSX Corp. 3.80%, 3/1/28	201,000	221,152
6.00%, 10/1/36	7,000	9,583
6.15%, 5/1/37	32,000	44,759
3.80%, 11/1/46	41,000	46,484
4.25%, 11/1/66	30,000	36,843

CVS Health Corp. 3.88%, 7/20/25	134,000	144,232
4.30%, 3/25/28(a)	59,000	66,284
4.78%, 3/25/38	117,000	142,681
2.70%, 8/21/40	101,000	97,227
5.13%, 7/20/45	56,000	72,957
5.05%, 3/25/48	145,000	189,841

Discover Financial Services 3.85%, 11/21/22	32,000	32,862
3.95%, 11/6/24	132,000	140,558

Dollar General Corp. 3.88%, 4/15/27	9,000	9,876

Dominion Energy South Carolina, Inc. 5.10%, 6/1/65	33,000	47,690

Dominion Energy, Inc. 4.90%, 8/1/41, Series C	18,000	22,248

DTE Energy Co. 2.53%, 10/1/24, Series C	114,000	117,558
2.85%, 10/1/26	57,000	59,561

Duke Energy Carolinas LLC 3.95%, 11/15/28	35,000	39,006
6.05%, 4/15/38	84,000	116,673
3.95%, 3/15/48	40,000	46,538

Duke Energy Florida LLC 4.20%, 7/15/48	13,000	15,595

Duke Energy Florida Project Finance LLC 2.54%, 9/1/31, Series 2026	50,000	51,746

Duke Energy Ohio, Inc. 3.70%, 6/15/46	36,000	39,735

Duke Energy Progress LLC 3.45%, 3/15/29	63,000	68,192
3.70%, 10/15/46	37,000	41,502

E*TRADE Financial Corp. 3.80%, 8/24/27	100,000	108,685

Eastern Gas Transmission & Storage, Inc. 4.80%, 11/1/43(c)	10,000	12,346

Eastman Chemical Co. 3.60%, 8/15/22	10,000	10,104
4.80%, 9/1/42	69,000	83,316
4.65%, 10/15/44	20,000	23,909

Eaton Corp. 4.15%, 11/2/42	56,000	66,096

eBay, Inc. 4.00%, 7/15/42	82,000	92,503

Eli Lilly & Co. 2.25%, 5/15/50(a)	58,000	53,464

Enterprise Products Operating LLC 2.80%, 1/31/30(a)	252,000	263,111
5.95%, 2/1/41	210,000	280,066
3.70%, 1/31/51	63,000	66,508
3.95%, 1/31/60	19,000	20,596

EOG Resources, Inc. 3.90%, 4/1/35	18,000	20,449

Equitable Holdings, Inc. 4.35%, 4/20/28	160,000	179,331

Essential Utilities, Inc. 4.28%, 5/1/49	32,000	38,296

Essex Portfolio L.P. 3.50%, 4/1/25(a)	65,000	68,750
3.00%, 1/15/30	82,000	85,971
2.65%, 3/15/32	25,000	25,189

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2021

Investments	Principal Amount	Value

Estee Lauder Cos., Inc. (The) 2.38%, 12/1/29	$140,000	$143,476

Evergy, Inc. 2.45%, 9/15/24	106,000	108,714
2.90%, 9/15/29	30,000	30,848

Exelon Corp. 3.40%, 4/15/26	71,000	75,742
5.10%, 6/15/45	114,000	147,962
4.45%, 4/15/46	40,000	48,393

Exxon Mobil Corp. 2.02%, 8/16/24	11,000	11,283
2.71%, 3/6/25	77,000	80,284
3.48%, 3/19/30	232,000	254,912
4.33%, 3/19/50	67,000	82,575

Fidelity National Financial, Inc. 4.50%, 8/15/28	75,000	84,949

Fidelity National Information Services, Inc. 1.65%, 3/1/28(a)	148,000	143,354

Fifth Third Bancorp 3.95%, 3/14/28	27,000	29,838
8.25%, 3/1/38	25,000	41,109

Fiserv, Inc. 3.80%, 10/1/23	33,000	34,515
2.75%, 7/1/24	51,000	52,776
3.50%, 7/1/29	89,000	95,787
4.40%, 7/1/49	40,000	47,805

Florida Power & Light Co. 4.13%, 6/1/48	79,000	97,379

Fox Corp. 3.50%, 4/8/30	151,000	163,056

General Dynamics Corp. 4.25%, 4/1/40	95,000	116,398

General Mills, Inc. 4.00%, 4/17/25	35,000	37,658
4.20%, 4/17/28	18,000	20,114
3.00%, 2/1/51	105,000	105,542

Gilead Sciences, Inc. 3.70%, 4/1/24	10,000	10,510
3.65%, 3/1/26	90,000	97,087
4.60%, 9/1/35	60,000	72,798
4.80%, 4/1/44	16,000	20,257
4.50%, 2/1/45	52,000	63,741
4.15%, 3/1/47	148,000	175,000

Global Payments, Inc. 2.90%, 5/15/30	85,000	86,644

Globe Life, Inc. 4.55%, 9/15/28	100,000	113,782

Hartford Financial Services Group, Inc. (The) 6.10%, 10/1/41	7,000	9,838

Hasbro, Inc. 3.50%, 9/15/27	55,000	59,381

HCA, Inc. 5.25%, 6/15/26	85,000	95,674
4.50%, 2/15/27	200,000	220,966
4.13%, 6/15/29	136,000	150,113
5.25%, 6/15/49	57,000	73,615

Healthpeak Properties, Inc. 3.50%, 7/15/29	45,000	48,870
3.00%, 1/15/30	47,000	49,347

HollyFrontier Corp. 4.50%, 10/1/30	30,000	32,464

Home Depot, Inc. (The) 2.13%, 9/15/26	23,000	23,755
2.95%, 6/15/29	37,000	39,455
4.88%, 2/15/44	34,000	44,831
4.40%, 3/15/45	163,000	203,902
4.50%, 12/6/48	9,000	11,679

Honeywell International, Inc. 5.70%, 3/15/37	4,000	5,534
2.80%, 6/1/50(a)	88,000	91,856

HP, Inc. 6.00%, 9/15/41	83,000	110,641

Humana, Inc. 3.13%, 8/15/29	172,000	180,225

Hyatt Hotels Corp. 3.38%, 7/15/23	2,000	2,050

Illinois Tool Works, Inc. 3.90%, 9/1/42	30,000	35,156

Indiana Michigan Power Co. 4.55%, 3/15/46, Series K	26,000	32,231

Intel Corp. 3.10%, 7/29/22	10,000	10,157
2.88%, 5/11/24	3,000	3,123
3.25%, 11/15/49	165,000	174,616
4.95%, 3/25/60	40,000	56,317

Intercontinental Exchange, Inc. 3.00%, 6/15/50	56,000	56,725
3.00%, 9/15/60	50,000	49,560

International Business Machines Corp. 3.50%, 5/15/29	100,000	108,715
4.15%, 5/15/39	100,000	115,816
4.00%, 6/20/42	24,000	27,615

International Flavors & Fragrances, Inc. 5.00%, 9/26/48	10,000	12,888

International Paper Co. 4.80%, 6/15/44	3,000	3,798
4.35%, 8/15/48	9,000	11,083

Interpublic Group of Cos., Inc. (The) 4.65%, 10/1/28(a)	22,000	25,287

Johnson & Johnson 2.90%, 1/15/28	30,000	32,031
4.38%, 12/5/33	26,000	32,018
3.40%, 1/15/38	32,000	35,922
3.70%, 3/1/46	26,000	30,662
3.50%, 1/15/48	88,000	101,541

JPMorgan Chase & Co.
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; Secured Overnight Financing Rate + 3.79% thereafter)(b)	80,000	92,683
6.40%, 5/15/38	111,000	161,774
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; Secured Overnight Financing Rate + 2.46% thereafter)(b)	115,000	119,337

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2021

Investments	Principal Amount	Value
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(b)	$60,000	$57,172
5.63%, 8/16/43	16,000	22,316
4.85%, 2/1/44	23,000	30,177
4.95%, 6/1/45(a)	187,000	244,689
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(b)	124,000	145,700
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(b)	177,000	183,553

Kansas City Southern 4.20%, 11/15/69	42,000	49,743

Keurig Dr. Pepper, Inc. 3.80%, 5/1/50	43,000	47,845

Kimberly-Clark Corp. 3.10%, 3/26/30	7,000	7,560
5.30%, 3/1/41	22,000	30,028

KLA Corp. 3.30%, 3/1/50(a)	22,000	23,574

Kroger Co. (The) 4.00%, 2/1/24(a)	50,000	52,628
2.65%, 10/15/26(a)	44,000	45,770
3.70%, 8/1/27	17,000	18,537
5.15%, 8/1/43	2,000	2,610
4.45%, 2/1/47	32,000	38,980

Laboratory Corp. of America Holdings 4.70%, 2/1/45	15,000	18,348

Lam Research Corp. 3.80%, 3/15/25	4,000	4,289

Las Vegas Sands Corp. 2.90%, 6/25/25	157,000	157,509

Lincoln National Corp. 3.80%, 3/1/28	25,000	27,459

Lockheed Martin Corp. 4.50%, 5/15/36	31,000	37,927
4.70%, 5/15/46	18,000	23,413
4.09%, 9/15/52	70,000	86,762

Lowe’s Cos., Inc. 4.05%, 5/3/47	116,000	134,256

LYB International Finance III LLC 4.20%, 10/15/49	100,000	115,499
4.20%, 5/1/50	30,000	34,728

Magellan Midstream Partners L.P. 5.15%, 10/15/43	9,000	10,927
4.20%, 10/3/47	70,000	76,841

Markel Corp. 5.00%, 4/5/46	28,000	35,638

Marriott International, Inc. 5.75%, 5/1/25, Series EE	85,000	95,787

Marsh & McLennan Cos., Inc. 3.88%, 3/15/24	64,000	67,743
2.25%, 11/15/30	190,000	190,040

McDonald’s Corp. 3.50%, 3/1/27	27,000	29,269
3.80%, 4/1/28	29,000	31,907
6.30%, 3/1/38	32,000	45,733
3.63%, 9/1/49	14,000	15,549

Merck & Co., Inc. 3.60%, 9/15/42	16,000	18,074
3.70%, 2/10/45	126,000	145,057
4.00%, 3/7/49	23,000	28,087

MetLife, Inc. 4.60%, 5/13/46	96,000	123,102

Micron Technology, Inc. 5.33%, 2/6/29	128,000	151,158

Microsoft Corp. 2.88%, 2/6/24	37,000	38,507
2.40%, 8/8/26	35,000	36,657
3.30%, 2/6/27	66,000	71,894
2.92%, 3/17/52	82,000	87,116

MidAmerican Energy Co. 3.65%, 8/1/48	40,000	45,249

Molson Coors Beverage Co. 3.00%, 7/15/26	159,000	166,950

Moody’s Corp. 2.63%, 1/15/23	54,000	54,914
2.55%, 8/18/60	70,000	61,842

Morgan Stanley 4.10%, 5/22/23	34,000	35,428
3.88%, 4/29/24, Series F	33,000	35,024
3.95%, 4/23/27	244,000	268,466
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(b)	123,000	140,202
7.25%, 4/1/32	234,000	336,073
6.38%, 7/24/42	80,000	121,322
4.30%, 1/27/45	66,000	81,202
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(b)	58,000	86,881

Motorola Solutions, Inc. 4.60%, 5/23/29	100,000	114,300

National Fuel Gas Co. 3.75%, 3/1/23	30,000	30,695

Newmont Corp. 6.25%, 10/1/39	28,000	39,259

NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/30	55,000	54,894

NIKE, Inc. 3.38%, 11/1/46	39,000	43,526

Norfolk Southern Corp. 3.95%, 10/1/42	64,000	73,306
4.15%, 2/28/48	31,000	37,044
3.16%, 5/15/55	53,000	54,299
5.10%, 8/1/2118	12,000	16,068

Northrop Grumman Corp. 4.03%, 10/15/47	81,000	95,819
5.25%, 5/1/50	47,000	66,127

NSTAR Electric Co. 3.20%, 5/15/27	71,000	75,937

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2021

Investments	Principal Amount	Value

Nucor Corp. 4.00%, 8/1/23	$125,000	$130,380

NVIDIA Corp. 3.20%, 9/16/26	45,000	48,489
3.50%, 4/1/40	70,000	78,749

NVR, Inc. 3.95%, 9/15/22	18,000	18,264

O’Reilly Automotive, Inc. 3.60%, 9/1/27	56,000	60,848

ONE Gas, Inc. 4.66%, 2/1/44	4,000	4,964

Oracle Corp. 2.65%, 7/15/26	140,000	144,117
2.88%, 3/25/31	556,000	559,464
4.30%, 7/8/34	3,000	3,328
3.85%, 7/15/36	20,000	21,105
5.38%, 7/15/40	509,000	620,379
3.85%, 4/1/60	80,000	79,533

Owens Corning 3.40%, 8/15/26	79,000	83,704
4.30%, 7/15/47	7,000	8,055

PacifiCorp 6.00%, 1/15/39	99,000	135,937

Parker-Hannifin Corp. 3.25%, 3/1/27	67,000	71,790
4.45%, 11/21/44	11,000	13,291

PayPal Holdings, Inc. 2.65%, 10/1/26	136,000	143,141

PepsiCo, Inc. 2.63%, 7/29/29	10,000	10,525
4.45%, 4/14/46	55,000	72,413

Pfizer, Inc. 4.10%, 9/15/38	80,000	95,370
2.70%, 5/28/50	55,000	55,563

Philip Morris International, Inc. 2.88%, 5/1/24	5,000	5,201
2.75%, 2/25/26	40,000	41,714
3.13%, 8/17/27	20,000	21,354
3.13%, 3/2/28	100,000	106,058
4.38%, 11/15/41	50,000	57,170
4.50%, 3/20/42	40,000	46,411

Phillips 66 3.70%, 4/6/23	258,000	266,875
2.15%, 12/15/30	170,000	163,802
5.88%, 5/1/42	30,000	41,405

Phillips 66 Partners L.P. 3.55%, 10/1/26	167,000	178,172

Pioneer Natural Resources Co. 4.45%, 1/15/26	39,000	42,656

Precision Castparts Corp. 3.90%, 1/15/43	45,000	52,039

Progress Energy, Inc. 7.75%, 3/1/31	70,000	97,817
6.00%, 12/1/39	62,000	85,585

Prologis L.P. 1.63%, 3/15/31	126,000	120,300

Prudential Financial, Inc. 2.10%, 3/10/30(a)	100,000	100,521
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(b)	150,000	161,335
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(b)	99,000	103,681
3.91%, 12/7/47	22,000	25,615
3.94%, 12/7/49	26,000	30,497

Public Service Electric & Gas Co. 3.60%, 12/1/47	62,000	69,991

QUALCOMM, Inc. 3.45%, 5/20/25	225,000	239,746

Quest Diagnostics, Inc. 2.95%, 6/30/30	39,000	40,703

Raytheon Technologies Corp. 4.15%, 5/15/45	51,000	59,766
4.63%, 11/16/48	105,000	134,909

Regency Centers L.P. 2.95%, 9/15/29	115,000	119,384
4.40%, 2/1/47	70,000	83,222

Reliance Steel & Aluminum Co. 4.50%, 4/15/23	31,000	32,134

Republic Services, Inc. 3.20%, 3/15/25	3,000	3,147
2.90%, 7/1/26(a)	100,000	104,729

Roper Technologies, Inc. 4.20%, 9/15/28	78,000	87,699

S&P Global, Inc. 2.30%, 8/15/60	40,000	34,850

salesforce.com, Inc. 1.50%, 7/15/28	147,000	145,352

Sempra Energy 6.00%, 10/15/39	159,000	219,760

Sherwin-Williams Co. (The) 3.45%, 8/1/25	37,000	39,396
4.50%, 6/1/47	32,000	40,038
3.80%, 8/15/49	28,000	31,769

Southern Co. (The) 3.25%, 7/1/26	227,000	240,615
4.25%, 7/1/36	7,000	7,921
4.40%, 7/1/46	100,000	118,264

Southern Power Co. 4.15%, 12/1/25	7,000	7,630
4.95%, 12/15/46, Series F	100,000	122,778

Southwest Airlines Co. 5.25%, 5/4/25	97,000	107,819

Stanley Black & Decker, Inc. 4.25%, 11/15/28	57,000	64,914

Starbucks Corp. 4.00%, 11/15/28	50,000	56,007

State Street Corp. 3.10%, 5/15/23	21,000	21,666
2.65%, 5/19/26	50,000	52,739

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2021

Investments	Principal Amount	Value

Steel Dynamics, Inc. 5.00%, 12/15/26	$148,000	$152,169

Stryker Corp. 4.63%, 3/15/46	52,000	66,886

Synchrony Financial 2.85%, 7/25/22	12,000	12,123
4.38%, 3/19/24	33,000	34,874
4.25%, 8/15/24	161,000	170,684
3.95%, 12/1/27	40,000	43,036

Sysco Corp. 3.25%, 7/15/27	36,000	38,282
5.95%, 4/1/30	66,000	82,584

Target Corp. 2.50%, 4/15/26	37,000	38,835
3.38%, 4/15/29	56,000	61,657

Textron, Inc. 4.30%, 3/1/24	43,000	45,451

Toyota Motor Credit Corp. 1.90%, 9/12/31	100,000	97,785

Travelers Cos., Inc. (The) 6.75%, 6/20/36	79,000	117,283

TWDC Enterprises 18 Corp. 3.00%, 2/13/26	55,000	58,233
7.00%, 3/1/32, Series B	35,000	49,508

Tyson Foods, Inc. 3.95%, 8/15/24	18,000	19,187
4.88%, 8/15/34	62,000	75,703

U.S. Bancorp 3.00%, 7/30/29	126,000	133,090

Union Pacific Corp. 3.75%, 3/15/24	10,000	10,516
4.00%, 4/15/47	81,000	96,238
3.84%, 3/20/60	42,000	49,482
2.97%, 9/16/62	63,000	62,393

United Parcel Service, Inc. 6.20%, 1/15/38	6,000	8,668
5.30%, 4/1/50	83,000	123,118

UnitedHealth Group, Inc. 2.75%, 2/15/23	26,000	26,471
2.88%, 3/15/23	39,000	40,044
3.75%, 7/15/25	49,000	53,169
3.38%, 4/15/27	70,000	76,026
4.63%, 7/15/35	27,000	33,636
3.50%, 8/15/39	43,000	47,640
4.25%, 4/15/47	31,000	38,075
4.25%, 6/15/48	108,000	134,094

Valero Energy Corp. 3.40%, 9/15/26	264,000	282,213
7.50%, 4/15/32	70,000	96,582

Ventas Realty L.P. 3.00%, 1/15/30	114,000	118,484

Verizon Communications, Inc. 4.33%, 9/21/28	122,000	138,871
4.02%, 12/3/29	127,000	142,389
2.36%, 3/15/32(c)	99,000	97,718
4.50%, 8/10/33	82,000	96,658
4.40%, 11/1/34	49,000	57,140
4.81%, 3/15/39	156,000	196,047
3.85%, 11/1/42	9,000	10,057
4.00%, 3/22/50	42,000	48,365
2.99%, 10/30/56	20,000	18,994

ViacomCBS, Inc. 3.70%, 8/15/24	151,000	160,125
4.00%, 1/15/26	28,000	30,279
2.90%, 1/15/27	46,000	48,047
3.38%, 2/15/28	23,000	24,527
7.88%, 7/30/30	118,000	164,047
6.88%, 4/30/36	173,000	248,559
4.60%, 1/15/45	11,000	13,243

Virginia Electric & Power Co. 3.80%, 4/1/28, Series A	50,000	54,847
8.88%, 11/15/38	118,000	208,488

Visa, Inc. 2.70%, 4/15/40	70,000	71,603
2.00%, 8/15/50	75,000	66,142

Walgreens Boots Alliance, Inc. 4.10%, 4/15/50	64,000	71,901

Walmart, Inc. 1.80%, 9/22/31	200,000	198,216
2.65%, 9/22/51	100,000	102,477

Walt Disney Co. (The) 2.00%, 9/1/29	6,000	5,975
3.50%, 5/13/40	105,000	115,237
5.40%, 10/1/43	35,000	48,439
2.75%, 9/1/49	50,000	48,549
3.60%, 1/13/51	54,000	61,187

Waste Management, Inc. 2.90%, 9/15/22	33,000	33,386

Wells Fargo & Co. 4.13%, 8/15/23	255,000	267,564
1.65%, 6/2/24, (1.654% fixed rate until 6/2/23; Secured Overnight Financing Rate + 1.60% thereafter)(b)	367,000	370,105
3.00%, 2/19/25	39,000	40,773
3.55%, 9/29/25	84,000	89,780
4.30%, 7/22/27	45,000	50,352
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(b)	176,000	179,085
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(b)	47,000	48,171
5.38%, 11/2/43	64,000	84,269
5.61%, 1/15/44	107,000	144,735
4.75%, 12/7/46	107,000	133,339
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; Secured Overnight Financing Rate + 4.502% thereafter)(b)	107,000	146,559

Western Union Co. (The) 2.85%, 1/10/25	105,000	108,798

WestRock RKT LLC 4.00%, 3/1/23	35,000	35,961

Weyerhaeuser Co. 7.38%, 3/15/32	107,000	150,569

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2021

Investments	Principal Amount	Value

Whirlpool Corp. 4.75%, 2/26/29	$125,000	$144,419

Wisconsin Power and Light Co. 3.00%, 7/1/29	62,000	65,352

WRKCo, Inc. 3.38%, 9/15/27	42,000	44,701
4.90%, 3/15/29	37,000	43,088

WW Grainger, Inc. 4.60%, 6/15/45(a)	110,000	141,239

Wyeth LLC 6.50%, 2/1/34	187,000	267,092

Xcel Energy, Inc. 3.30%, 6/1/25	117,000	122,974

Xylem, Inc. 4.38%, 11/1/46	36,000	43,311

Zoetis, Inc. 3.00%, 9/12/27	38,000	40,218
3.90%, 8/20/28	45,000	50,091
4.45%, 8/20/48	42,000	53,814
TOTAL U.S. CORPORATE BONDS (Cost: $46,135,235)		45,980,325

FOREIGN CORPORATE BONDS – 2.8%

Canada – 0.2%

Barrick North America Finance LLC 5.75%, 5/1/43	63,000	86,031

Germany – 0.4%

Deutsche Bank AG
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(b)	215,000	227,588

Switzerland – 0.1%

Novartis Capital Corp. 3.00%, 11/20/25	33,000	34,992

United Kingdom – 2.1%

BAT Capital Corp. 4.70%, 4/2/27	250,000	275,550
4.54%, 8/15/47	22,000	23,028
4.76%, 9/6/49	54,000	57,909

Diageo Investment Corp. 4.25%, 5/11/42	25,000	30,617

GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	10,000	10,251
3.88%, 5/15/28	12,000	13,421
6.38%, 5/15/38	90,000	132,791

RELX Capital, Inc. 4.00%, 3/18/29	17,000	18,867

Reynolds American, Inc. 4.45%, 6/12/25	90,000	97,215
5.70%, 8/15/35	169,000	200,993
5.85%, 8/15/45	119,000	144,929

Total United Kingdom		1,005,571
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,354,472)		1,354,182

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%

United States – 2.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $1,281,320)	1,281,320	1,281,320

TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $48,771,027)		48,615,827

Other Assets less Liabilities – (0.3)%		(143,737)

NET ASSETS – 100.0%		$48,472,090
(a)

Security, or portion thereof, was on loan at December 31, 2021 (See Note 2). At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,972,993 and the total market value of the collateral held by the Fund was $2,035,820. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $754,500.

(b)	Rate shown reflects the accrual rate as of December 31, 2021 on securities with variable or step rates.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$45,980,325	$—	$45,980,325
Foreign Corporate Bonds	—	1,354,182	—	1,354,182
Investment of Cash Collateral for Securities Loaned	—	1,281,320	—	1,281,320
Total Investments in Securities	$—	$48,615,827	$—	$48,615,827

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2021

Investments	Principal Amount	Value

U.S. CORPORATE BONDS – 97.1%

United States – 97.1%

ACCO Brands Corp. 4.25%, 3/15/29(a)	$299,000	$297,499

AdaptHealth LLC 4.63%, 8/1/29(a)	269,000	270,176

ADT Security Corp. (The) 4.88%, 7/15/32(a)	775,000	792,437

Adtalem Global Education, Inc. 5.50%, 3/1/28(a)	410,000	401,542

AECOM 5.13%, 3/15/27	269,000	293,409

Albertsons Cos., Inc. 3.50%, 3/15/29(a)	800,000	801,816

Allison Transmission, Inc. 5.88%, 6/1/29(a)(b)	570,000	622,520

AMC Networks, Inc. 4.75%, 8/1/25	277,000	283,748

American Axle & Manufacturing, Inc. 5.00%, 10/1/29(b)	280,000	275,492

American Finance Trust, Inc. 4.50%, 9/30/28(a)	160,000	161,395

AmeriGas Partners L.P. 5.50%, 5/20/25	200,000	214,878
5.75%, 5/20/27	278,000	308,630

Amkor Technology, Inc. 6.63%, 9/15/27(a)	212,000	224,470

Antero Midstream Partners L.P. 5.75%, 1/15/28(a)	750,000	787,635

Antero Resources Corp. 7.63%, 2/1/29(a)	546,000	609,145

Apache Corp. 5.10%, 9/1/40	580,000	656,096

Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(a)	130,000	126,987

APX Group, Inc. 6.75%, 2/15/27(a)	382,000	405,119
5.75%, 7/15/29(a)	250,000	248,057

Aramark Services, Inc. 6.38%, 5/1/25(a)	431,000	451,016
5.00%, 2/1/28(a)	468,000	485,601

Archrock Partners L.P. 6.88%, 4/1/27(a)	386,000	406,589
6.25%, 4/1/28(a)	139,000	145,105

Asbury Automotive Group, Inc. 5.00%, 2/15/32(a)	620,000	642,196

ASGN, Inc. 4.63%, 5/15/28(a)	147,000	152,726

Audacy Capital Corp. 6.75%, 3/31/29(a)(b)	336,000	328,658

Avantor Funding, Inc. 4.63%, 7/15/28(a)	300,000	316,431

Avient Corp. 5.75%, 5/15/25(a)	135,000	140,963

Axalta Coating Systems LLC 3.38%, 2/15/29(a)	354,000	343,784

B&G Foods, Inc. 5.25%, 4/1/25	253,000	258,763
5.25%, 9/15/27	227,000	234,999

Ball Corp. 4.00%, 11/15/23	124,000	129,969
5.25%, 7/1/25	347,000	383,064
2.88%, 8/15/30	70,000	68,285

Bath & Body Works, Inc. 5.25%, 2/1/28	336,000	371,263
6.63%, 10/1/30(a)	200,000	227,608
6.88%, 11/1/35	922,000	1,150,518
6.75%, 7/1/36	122,000	150,522

Bausch Health Americas, Inc. 9.25%, 4/1/26(a)	879,000	937,594

Berry Global, Inc. 4.50%, 2/15/26(a)(b)	232,000	235,881
5.63%, 7/15/27(a)	9,000	9,421

Black Knight InfoServ LLC 3.63%, 9/1/28(a)	124,000	124,234

Block, Inc. 3.50%, 6/1/31(a)	240,000	247,870

Booz Allen Hamilton, Inc. 3.88%, 9/1/28(a)	254,000	259,580

Boyd Gaming Corp. 8.63%, 6/1/25(a)	154,000	165,019
4.75%, 12/1/27	300,000	309,105
4.75%, 6/15/31(a)	70,000	71,819

Brink’s Co. (The) 4.63%, 10/15/27(a)	50,000	51,920

Brookfield Property REIT, Inc. 5.75%, 5/15/26(a)	383,000	398,067

Builders FirstSource, Inc. 5.00%, 3/1/30(a)	243,000	261,001
4.25%, 2/1/32(a)	120,000	124,949

Cable One, Inc. 4.00%, 11/15/30(a)	140,000	138,240

Caesars Entertainment, Inc. 6.25%, 7/1/25(a)	500,000	525,505
4.63%, 10/15/29(a)	200,000	201,466

Catalent Pharma Solutions, Inc. 3.13%, 2/15/29(a)	250,000	247,025

CCO Holdings LLC 5.13%, 5/1/27(a)	134,000	138,849
5.00%, 2/1/28(a)	200,000	207,766
5.38%, 6/1/29(a)	192,000	207,523
4.75%, 3/1/30(a)	460,000	481,280
4.50%, 8/15/30(a)	820,000	843,378
4.25%, 2/1/31(a)	10,000	10,118
4.50%, 5/1/32	113,000	116,632

CDK Global, Inc. 4.88%, 6/1/27	276,000	287,415

CDW LLC 4.25%, 4/1/28	285,000	295,465

Cedar Fair L.P. 5.50%, 5/1/25(a)	512,000	533,181

Centene Corp. 3.00%, 10/15/30	1,040,000	1,059,406

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2021

Investments	Principal Amount	Value

Central Garden & Pet Co. 4.13%, 10/15/30	$100,000	$101,167

CF Industries, Inc. 5.15%, 3/15/34	450,000	545,917
5.38%, 3/15/44	80,000	101,234

Charles River Laboratories International, Inc. 4.25%, 5/1/28(a)	410,000	428,032

Charter Communications Operating LLC 3.70%, 4/1/51	1,743,000	1,692,070

Chemours Co. (The) 5.38%, 5/15/27(b)	426,000	458,231
4.63%, 11/15/29(a)	390,000	387,403

Churchill Downs, Inc. 5.50%, 4/1/27(a)	354,000	368,004

Cinemark USA, Inc. 5.25%, 7/15/28(a)(b)	100,000	97,612

Clarivate Science Holdings Corp. 4.88%, 7/1/29(a)	80,000	81,381

Clean Harbors, Inc. 4.88%, 7/15/27(a)	167,000	172,935

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/28(a)	920,000	990,693

Clearway Energy Operating LLC 4.75%, 3/15/28(a)	50,000	52,785
3.75%, 2/15/31(a)	206,000	206,381

Cleveland-Cliffs, Inc. 4.88%, 3/1/31(a)	510,000	532,032

CNX Resources Corp. 7.25%, 3/14/27(a)	470,000	499,671

CommScope Technologies LLC 6.00%, 6/15/25(a)	773,000	776,370
5.00%, 3/15/27(a)(b)	835,000	788,657

CommScope, Inc. 6.00%, 3/1/26(a)	320,000	331,792
8.25%, 3/1/27(a)	491,000	505,725
7.13%, 7/1/28(a)	850,000	843,123

Community Health Systems, Inc. 6.63%, 2/15/25(a)	1,012,000	1,049,758
8.00%, 3/15/26(a)	408,000	429,449
8.00%, 12/15/27(a)	395,000	428,769
6.88%, 4/15/29(a)	511,000	523,877
4.75%, 2/15/31(a)	1,290,000	1,307,260

Compass Minerals International, Inc. 6.75%, 12/1/27(a)	329,000	349,306

Comstock Resources, Inc. 5.88%, 1/15/30(a)	820,000	843,272

Conduent Business Services LLC 6.00%, 11/1/29(a)	300,000	295,797

Consolidated Communications, Inc. 6.50%, 10/1/28(a)	400,000	425,856

Continental Resources, Inc. 4.38%, 1/15/28	330,000	357,357

Cornerstone Building Brands, Inc. 6.13%, 1/15/29(a)(b)	272,000	290,760

Coty, Inc. 6.50%, 4/15/26(a)(b)	286,000	295,698

CQP Holdco L.P. 5.50%, 6/15/31(a)	440,000	460,249

Crestwood Midstream Partners L.P. 5.75%, 4/1/25	596,000	610,578

Crown Americas LLC 4.75%, 2/1/26	50,000	51,434

CSC Holdings LLC 5.50%, 4/15/27(a)	200,000	207,018
5.38%, 2/1/28(a)	1,128,000	1,167,830
7.50%, 4/1/28(a)	350,000	376,292
6.50%, 2/1/29(a)	300,000	322,473
5.75%, 1/15/30(a)	500,000	500,435
4.63%, 12/1/30(a)	832,000	789,452

Curo Group Holdings Corp. 7.50%, 8/1/28(a)	170,000	171,190

CVR Partners L.P. 9.25%, 6/15/23(a)	53,000	53,223

CyrusOne L.P. 3.45%, 11/15/29	310,000	336,756

DaVita, Inc. 4.63%, 6/1/30(a)	1,305,000	1,342,427
3.75%, 2/15/31(a)	372,000	363,076

Del Monte Foods, Inc. 11.88%, 5/15/25(a)	133,000	148,872

Delta Air Lines, Inc. 3.63%, 3/15/22	93,000	93,248
3.80%, 4/19/23	200,000	204,558
3.75%, 10/28/29	143,000	146,807

Deluxe Corp. 8.00%, 6/1/29(a)	90,000	94,294

Diamond Sports Group LLC 5.38%, 8/15/26(a)	1,185,000	592,571
6.63%, 8/15/27(a)	1,454,000	408,632

DISH DBS Corp. 5.88%, 7/15/22	4,000	4,074
5.00%, 3/15/23	476,000	488,614
5.88%, 11/15/24	433,000	444,959
7.75%, 7/1/26	1,539,000	1,630,232
5.13%, 6/1/29	1,133,000	1,032,412

Diversified Healthcare Trust 4.75%, 2/15/28	317,000	312,790
4.38%, 3/1/31	596,000	573,435

Dycom Industries, Inc. 4.50%, 4/15/29(a)	190,000	194,108

Edgewell Personal Care Co. 4.13%, 4/1/29(a)	110,000	111,184

Element Solutions, Inc. 3.88%, 9/1/28(a)	301,000	305,334

Encompass Health Corp. 4.50%, 2/1/28	547,000	564,416

Energizer Holdings, Inc. 4.75%, 6/15/28(a)	441,000	450,376
4.38%, 3/31/29(a)	231,000	225,983

EnLink Midstream LLC 5.63%, 1/15/28(a)	240,000	251,042

EnLink Midstream Partners L.P. 5.45%, 6/1/47	290,000	292,978

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2021

Investments	Principal Amount	Value

EQM Midstream Partners L.P. 6.00%, 7/1/25(a)	$284,000	$309,557
5.50%, 7/15/28	1,097,000	1,199,679
4.75%, 1/15/31(a)	476,000	504,650
6.50%, 7/15/48	75,000	91,204

Fluor Corp. 4.25%, 9/15/28(b)	267,000	280,241

Ford Motor Co. 4.35%, 12/8/26	385,000	420,058
9.63%, 4/22/30	223,000	326,641
4.75%, 1/15/43	301,000	333,475
5.29%, 12/8/46	1,518,000	1,784,788

Ford Motor Credit Co. LLC 3.34%, 3/28/22	50,000	50,190
3.35%, 11/1/22	200,000	202,916
4.14%, 2/15/23	7,000	7,202
4.54%, 8/1/26	150,000	163,072

Freeport-McMoRan, Inc. 3.88%, 3/15/23	300,000	310,734
5.25%, 9/1/29	475,000	520,457
5.40%, 11/14/34	134,000	163,292
5.45%, 3/15/43	204,000	256,734

Gap, Inc. (The) 3.88%, 10/1/31(a)	370,000	366,367

Gartner, Inc. 3.75%, 10/1/30(a)	287,000	292,599

Gates Global LLC 6.25%, 1/15/26(a)	326,000	337,231

Genesis Energy L.P. 7.75%, 2/1/28	1,114,000	1,134,219

GLP Capital L.P. 5.38%, 4/15/26	150,000	167,845
4.00%, 1/15/31	322,000	344,601

Go Daddy Operating Co. LLC 3.50%, 3/1/29(a)	350,000	347,732

Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/26	400,000	412,888
4.88%, 3/15/27(b)	50,000	53,164
5.25%, 7/15/31(a)	1,032,000	1,121,990

GrafTech Finance, Inc. 4.63%, 12/15/28(a)	170,000	172,785

Gray Escrow II, Inc. 5.38%, 11/15/31(a)	970,000	999,847

Gray Television, Inc. 5.88%, 7/15/26(a)	518,000	536,109
7.00%, 5/15/27(a)	290,000	310,297

Greif, Inc. 6.50%, 3/1/27(a)	300,000	311,901

Griffon Corp. 5.75%, 3/1/28	414,000	431,061

Group 1 Automotive, Inc. 4.00%, 8/15/28(a)	203,000	203,201

Hanesbrands, Inc. 4.88%, 5/15/26(a)	428,000	459,107

HCA, Inc. 5.38%, 2/1/25	94,000	103,378
5.88%, 2/1/29	250,000	298,665
3.50%, 9/1/30	600,000	634,326

Hilton Domestic Operating Co., Inc. 5.38%, 5/1/25(a)	364,000	378,997
5.75%, 5/1/28(a)	339,000	362,618

Hilton Grand Vacations Borrower Escrow LLC 4.88%, 7/1/31(a)	490,000	492,754

Hilton Worldwide Finance LLC 4.88%, 4/1/27	535,000	552,992

HLF Financing Sarl LLC 4.88%, 6/1/29(a)	289,000	283,075

Holly Energy Partners L.P. 5.00%, 2/1/28(a)	147,000	147,866

Hologic, Inc. 3.25%, 2/15/29(a)	258,000	259,749

Horizon Therapeutics USA, Inc. 5.50%, 8/1/27(a)	250,000	263,075

Hughes Satellite Systems Corp. 5.25%, 8/1/26	154,000	169,271
6.63%, 8/1/26	397,000	444,811

Huntsman International LLC 4.50%, 5/1/29	310,000	344,878

iHeartCommunications, Inc. 8.38%, 5/1/27	1,100,000	1,161,534
4.75%, 1/15/28(a)	241,000	244,854

Ingevity Corp. 3.88%, 11/1/28(a)	217,000	212,332

IQVIA, Inc. 5.00%, 5/15/27(a)	200,000	207,356

Iron Mountain, Inc. 4.88%, 9/15/27(a)	229,000	237,826
5.25%, 3/15/28(a)	478,000	500,198
4.88%, 9/15/29(a)	300,000	310,980
5.63%, 7/15/32(a)	1,028,000	1,102,304

iStar, Inc. 4.25%, 8/1/25	160,000	164,952

Kaiser Aluminum Corp. 4.50%, 6/1/31(a)	540,000	532,964

KAR Auction Services, Inc. 5.13%, 6/1/25(a)	350,000	355,208

Kennedy-Wilson, Inc. 5.00%, 3/1/31	425,000	443,169

KFC Holding Co. 4.75%, 6/1/27(a)	193,000	201,135

Koppers, Inc. 6.00%, 2/15/25(a)	240,000	244,181

Kraft Heinz Foods Co. 5.20%, 7/15/45	250,000	318,927
4.38%, 6/1/46	910,000	1,069,032

Ladder Capital Finance Holdings LLLP 4.25%, 2/1/27(a)	320,000	322,317

Lamar Media Corp. 4.00%, 2/15/30	244,000	247,443
3.63%, 1/15/31	50,000	48,840

Lamb Weston Holdings, Inc. 4.88%, 5/15/28(a)	9,000	9,766
4.38%, 1/31/32(a)	570,000	588,514

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2021

Investments	Principal Amount	Value

Level 3 Financing, Inc. 5.38%, 5/1/25	$350,000	$357,525
4.25%, 7/1/28(a)	385,000	384,692
3.63%, 1/15/29(a)	842,000	807,503

Lions Gate Capital Holdings LLC 5.50%, 4/15/29(a)	382,000	391,168

Lithia Motors, Inc. 4.38%, 1/15/31(a)	68,000	72,782

Live Nation Entertainment, Inc. 3.75%, 1/15/28(a)	500,000	498,380

LPL Holdings, Inc. 4.00%, 3/15/29(a)	204,000	209,694

Lumen Technologies, Inc. 5.80%, 3/15/22, Series T	330,000	333,340
6.75%, 12/1/23, Series W	514,000	556,071
7.50%, 4/1/24, Series Y	177,000	194,204
5.63%, 4/1/25	350,000	370,993
5.13%, 12/15/26(a)	811,000	844,916

Macy’s Retail Holdings LLC 5.88%, 4/1/29(a)(b)	270,000	288,414

Marriott Ownership Resorts, Inc. 6.13%, 9/15/25(a)	288,000	300,534

Masonite International Corp. 5.38%, 2/1/28(a)	152,000	160,120

Match Group Holdings II LLC 3.63%, 10/1/31(a)	190,000	185,275

Mattel, Inc. 5.88%, 12/15/27(a)	220,000	236,925

Maxar Space Robotics LLC 9.75%, 12/31/23(a)	371,000	400,431

MEDNAX, Inc. 6.25%, 1/15/27(a)	361,000	379,072

MGM Growth Properties Operating Partnership L.P. 5.63%, 5/1/24	500,000	535,650
4.50%, 9/1/26	553,000	593,574

MGM Resorts International 6.75%, 5/1/25	485,000	509,599
4.63%, 9/1/26	76,000	79,498
5.50%, 4/15/27	731,000	786,234
4.75%, 10/15/28	77,000	79,970

Michaels Cos., Inc. (The) 7.88%, 5/1/29(a)	999,000	986,013

Midwest Gaming Borrower LLC 4.88%, 5/1/29(a)	270,000	274,412

Molina Healthcare, Inc. 3.88%, 11/15/30(a)	400,000	416,024
3.88%, 5/15/32(a)	350,000	355,012

MPH Acquisition Holdings LLC 5.75%, 11/1/28(a)	1,379,000	1,312,243

MPT Operating Partnership L.P. 5.25%, 8/1/26	212,000	218,513
5.00%, 10/15/27	168,000	176,245
4.63%, 8/1/29	155,000	163,737

MSCI, Inc. 4.00%, 11/15/29(a)	344,000	360,495

Murphy Oil USA, Inc. 4.75%, 9/15/29	92,000	97,097
3.75%, 2/15/31(a)	120,000	119,519

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/27(a)	1,265,000	1,319,041

Navient Corp. 5.50%, 1/25/23	386,000	402,529
6.13%, 3/25/24	540,000	577,276
6.75%, 6/25/25	100,000	110,687
6.75%, 6/15/26	250,000	276,520
5.00%, 3/15/27	47,000	47,948
4.88%, 3/15/28	280,000	280,784

NCR Corp. 5.00%, 10/1/28(a)	707,000	731,010
5.13%, 4/15/29(a)	410,000	424,547

Newell Brands, Inc. 4.35%, 4/1/23	15,000	15,496
4.70%, 4/1/26	209,000	228,115
6.00%, 4/1/46	190,000	243,954

Newmark Group, Inc. 6.13%, 11/15/23	85,000	91,386

News Corp. 3.88%, 5/15/29(a)	300,000	303,936

Nexstar Media, Inc. 5.63%, 7/15/27(a)	600,000	632,634
4.75%, 11/1/28(a)	340,000	348,160

NextEra Energy Operating Partners L.P.
4.25%, 7/15/24(a)	57,000	59,445
4.25%, 9/15/24(a)	7,000	7,302
3.88%, 10/15/26(a)	233,000	247,597

Nielsen Finance LLC 5.88%, 10/1/30(a)	680,000	718,964
4.75%, 7/15/31(a)	520,000	516,901

Nordstrom, Inc. 5.00%, 1/15/44(b)	595,000	555,766

NortonLifeLock, Inc. 5.00%, 4/15/25(a)	247,000	249,295

NRG Energy, Inc. 5.75%, 1/15/28	524,000	555,016
5.25%, 6/15/29(a)	631,000	676,224
3.88%, 2/15/32(a)	900,000	886,581

NuStar Logistics L.P. 5.63%, 4/28/27	473,000	502,184
6.38%, 10/1/30	310,000	346,608

Occidental Petroleum Corp. 2.90%, 8/15/24	550,000	562,083
3.40%, 4/15/26	271,000	278,041
3.50%, 8/15/29	300,000	308,238
6.63%, 9/1/30	300,000	372,378
7.50%, 5/1/31	250,000	329,127
6.45%, 9/15/36	213,000	271,888
4.50%, 7/15/44	700,000	721,707
4.40%, 4/15/46	250,000	258,375
4.40%, 8/15/49	500,000	509,680

Olin Corp. 5.13%, 9/15/27	479,000	494,247

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2021

Investments	Principal Amount	Value

ON Semiconductor Corp. 3.88%, 9/1/28(a)	$210,000	$216,233

OneMain Finance Corp. 5.63%, 3/15/23	411,000	429,922
6.13%, 3/15/24	338,000	358,726
6.88%, 3/15/25	615,000	686,346
8.88%, 6/1/25	314,000	337,459
7.13%, 3/15/26	61,000	69,935
5.38%, 11/15/29	465,000	506,325
4.00%, 9/15/30(b)	533,000	524,552

Outfront Media Capital LLC 4.63%, 3/15/30(a)	622,000	623,312

Owens & Minor, Inc. 4.50%, 3/31/29(a)(b)	257,000	264,887

Owens-Brockway Glass Container, Inc. 5.88%, 8/15/23(a)	641,000	672,903

Pactiv Evergreen Group Issuer LLC 4.38%, 10/15/28(a)	280,000	279,115

Par Pharmaceutical, Inc. 7.50%, 4/1/27(a)	1,034,000	1,057,679

Park Intermediate Holdings LLC 5.88%, 10/1/28(a)	500,000	524,030

Party City Holdings, Inc. 8.75%, 2/15/26(a)	471,000	486,647

Patterson-UTI Energy, Inc. 3.95%, 2/1/28	147,000	147,778

PBF Holding Co. LLC 9.25%, 5/15/25(a)	489,000	467,582
7.25%, 6/15/25	579,000	413,279
6.00%, 2/15/28	458,000	296,340

PBF Logistics L.P. 6.88%, 5/15/23(b)	383,000	373,927

Performance Food Group, Inc. 4.25%, 8/1/29(a)	150,000	148,990

Pilgrim’s Pride Corp. 5.88%, 9/30/27(a)	223,000	235,637
4.25%, 4/15/31(a)	170,000	179,154

Plains All American Pipeline L.P. 4.70%, 6/15/44	310,000	331,505
4.90%, 2/15/45	490,000	537,001

Plantronics, Inc. 4.75%, 3/1/29(a)(b)	273,000	260,619

Post Holdings, Inc. 5.75%, 3/1/27(a)	507,000	524,882
5.63%, 1/15/28(a)	246,000	260,942
5.50%, 12/15/29(a)	189,000	198,828
4.63%, 4/15/30(a)	738,000	750,930
4.50%, 9/15/31(a)	929,000	925,163

Premier Entertainment Sub LLC 5.88%, 9/1/31(a)	680,000	683,516

Prestige Brands, Inc. 3.75%, 4/1/31(a)	269,000	261,118

Prime Security Services Borrower LLC 5.25%, 4/15/24(a)	300,000	319,515
5.75%, 4/15/26(a)	615,000	661,531
6.25%, 1/15/28(a)	709,000	741,415

PROG Holdings, Inc. 6.00%, 11/15/29(a)	260,000	268,018

QVC, Inc. 4.38%, 3/15/23	15,000	15,502
4.45%, 2/15/25	100,000	106,211
4.75%, 2/15/27	322,000	331,174

Rackspace Technology Global, Inc. 3.50%, 2/15/28(a)	489,000	467,176

Radian Group, Inc. 6.63%, 3/15/25	146,000	161,986

Realogy Group LLC 7.63%, 6/15/25(a)	748,000	796,403

Renewable Energy Group, Inc. 5.88%, 6/1/28(a)	261,000	268,780

RHP Hotel Properties L.P. 4.75%, 10/15/27	204,000	209,714
4.50%, 2/15/29(a)	299,000	301,969

Rite Aid Corp. 8.00%, 11/15/26(a)	510,000	522,857

RLJ Lodging Trust L.P. 4.00%, 9/15/29(a)	90,000	89,296

Sabra Health Care L.P. 3.20%, 12/1/31	760,000	743,394

Sabre GLBL, Inc. 9.25%, 4/15/25(a)	574,000	650,216

Sally Holdings LLC 5.63%, 12/1/25	151,000	154,645

Scientific Games International, Inc. 5.00%, 10/15/25(a)	560,000	576,677
8.25%, 3/15/26(a)	359,000	378,813
7.00%, 5/15/28(a)	250,000	268,160
7.25%, 11/15/29(a)	200,000	224,638

Scotts Miracle-Gro Co. (The) 4.00%, 4/1/31(a)	193,000	191,056

Scripps Escrow II, Inc. 5.38%, 1/15/31(a)	662,000	676,518

Select Medical Corp. 6.25%, 8/15/26(a)	302,000	320,081

Sensata Technologies, Inc. 3.75%, 2/15/31(a)	283,000	282,697

Service Corp. International 4.63%, 12/15/27	205,000	214,979
5.13%, 6/1/29	37,000	39,968
3.38%, 8/15/30	327,000	321,686

Service Properties Trust 4.35%, 10/1/24	750,000	735,817

Silgan Holdings, Inc. 4.13%, 2/1/28	102,000	104,733

Sinclair Television Group, Inc. 5.50%, 3/1/30(a)	439,000	428,047
4.13%, 12/1/30(a)	200,000	190,010

Sirius XM Radio, Inc. 5.50%, 7/1/29(a)	462,000	499,330
4.13%, 7/1/30(a)	810,000	814,423
3.88%, 9/1/31(a)	1,010,000	993,598

Six Flags Entertainment Corp. 4.88%, 7/31/24(a)	624,000	631,950

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2021

Investments	Principal Amount	Value
5.50%, 4/15/27(a)	$124,000	$128,741

Six Flags Theme Parks, Inc. 7.00%, 7/1/25(a)	74,000	79,154

Skyworks Solutions, Inc. 3.00%, 6/1/31	520,000	524,009

Sonic Automotive, Inc. 4.88%, 11/15/31(a)	570,000	575,962

Spectrum Brands, Inc. 5.75%, 7/15/25	100,000	102,440
3.88%, 3/15/31(a)	203,000	201,429

Spirit AeroSystems, Inc. 5.50%, 1/15/25(a)	238,000	247,829
7.50%, 4/15/25(a)	450,000	474,610
4.60%, 6/15/28(b)	584,000	586,587

Sprint Corp. 7.88%, 9/15/23	100,000	110,403
7.13%, 6/15/24	300,000	337,197
7.63%, 2/15/25	200,000	230,770
7.63%, 3/1/26	100,000	120,111

SS&C Technologies, Inc. 5.50%, 9/30/27(a)	425,000	446,033

Station Casinos LLC 4.50%, 2/15/28(a)	200,000	201,936
4.63%, 12/1/31(a)	350,000	353,048

Summit Midstream Holdings LLC 8.50%, 10/15/26(a)	550,000	572,269

SunCoke Energy, Inc. 4.88%, 6/30/29(a)	20,000	19,964

Sunoco L.P. 4.50%, 4/30/30(a)	180,000	184,711

Surgery Center Holdings, Inc. 10.00%, 4/15/27(a)(b)	200,000	213,100

Syneos Health, Inc. 3.63%, 1/15/29(a)	150,000	148,422

T-Mobile USA, Inc. 5.38%, 4/15/27	175,000	182,401
4.75%, 2/1/28	413,000	435,430
2.88%, 2/15/31	415,000	410,302

Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)	230,000	255,160

TEGNA, Inc. 4.63%, 3/15/28	381,000	386,498
5.00%, 9/15/29	530,000	544,904

Teleflex, Inc. 4.63%, 11/15/27	238,000	248,301

Tempur Sealy International, Inc. 4.00%, 4/15/29(a)	120,000	122,660
3.88%, 10/15/31(a)	450,000	451,665

Tenet Healthcare Corp. 6.75%, 6/15/23	696,000	746,349
4.63%, 7/15/24	51,000	51,873
4.63%, 9/1/24(a)	514,000	526,824
4.88%, 1/1/26(a)	515,000	529,724
6.25%, 2/1/27(a)	415,000	430,218
6.13%, 10/1/28(a)	1,150,000	1,216,803

Tenneco, Inc. 5.00%, 7/15/26(b)	247,000	239,163

Terex Corp. 5.00%, 5/15/29(a)	291,000	300,236

TerraForm Power Operating LLC 4.25%, 1/31/23(a)	560,000	574,330
5.00%, 1/31/28(a)	417,000	444,026

Time Warner Cable LLC 4.50%, 9/15/42	121,000	131,940

TopBuild Corp. 4.13%, 2/15/32(a)	190,000	195,675

Townsquare Media, Inc. 6.88%, 2/1/26(a)	375,000	399,540

TransDigm, Inc. 6.25%, 3/15/26(a)	786,000	817,487
6.38%, 6/15/26	519,000	533,771
5.50%, 11/15/27	482,000	497,058
4.88%, 5/1/29	1,288,000	1,294,839

Transocean, Inc. 11.50%, 1/30/27(a)	738,000	724,908
8.00%, 2/1/27(a)	263,000	193,810

Travel & Leisure Co. 6.63%, 7/31/26(a)	230,000	255,397

TreeHouse Foods, Inc. 4.00%, 9/1/28	227,000	218,469

TriNet Group, Inc. 3.50%, 3/1/29(a)	123,000	122,956

Tronox, Inc. 4.63%, 3/15/29(a)	525,000	524,412

TTM Technologies, Inc. 4.00%, 3/1/29(a)	200,000	199,348

Tutor Perini Corp. 6.88%, 5/1/25(a)(b)	356,000	359,443

Twitter, Inc. 3.88%, 12/15/27(a)	140,000	146,454

U.S. Foods, Inc. 6.25%, 4/15/25(a)	397,000	414,837
4.75%, 2/15/29(a)	430,000	438,419

Under Armour, Inc. 3.25%, 6/15/26	116,000	119,801

United Natural Foods, Inc. 6.75%, 10/15/28(a)	250,000	268,412

United Rentals North America, Inc. 5.50%, 5/15/27	800,000	833,592
4.88%, 1/15/28	269,000	282,966
5.25%, 1/15/30	9,000	9,777

Uniti Group L.P. 7.88%, 2/15/25(a)	2,000,000	2,094,640

Univar Solutions USA, Inc. 5.13%, 12/1/27(a)	148,000	154,750

Urban One, Inc. 7.38%, 2/1/28(a)	505,000	522,377

USA Compression Partners L.P. 6.88%, 4/1/26	395,000	412,044

Vail Resorts, Inc. 6.25%, 5/15/25(a)	217,000	227,559

Valvoline, Inc. 4.25%, 2/15/30(a)	336,000	343,778

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2021

Investments	Principal Amount	Value
3.63%, 6/15/31(a)	$56,000	$54,640

Vector Group Ltd. 5.75%, 2/1/29(a)	690,000	672,281

ViacomCBS, Inc.
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; 3-month U.S. dollar London Interbank Offered Rate + 3.899% thereafter)(c)	182,000	205,485

VICI Properties LP 4.63%, 12/1/29(a)	300,000	319,719
4.13%, 8/15/30(a)	640,000	678,010

Victors Merger Corp. 6.38%, 5/15/29(a)(b)	346,000	326,614

Vine Energy Holdings LLC 6.75%, 4/15/29(a)	388,000	421,337

Vista Outdoor, Inc. 4.50%, 3/15/29(a)	284,000	287,811

Vistra Operations Co. LLC 5.50%, 9/1/26(a)	707,000	728,634
5.63%, 2/15/27(a)	1,034,000	1,071,162

Vontier Corp. 2.95%, 4/1/31(a)	650,000	642,317

W&T Offshore, Inc. 9.75%, 11/1/23(a)	401,000	384,499

WESCO Distribution, Inc. 7.13%, 6/15/25(a)	916,000	973,168

Western Digital Corp. 4.75%, 2/15/26	200,000	218,768

Western Midstream Operating L.P. 3.95%, 6/1/25	749,000	785,326
4.65%, 7/1/26	320,000	348,522
5.30%, 2/1/30	356,000	392,654

Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/28	180,000	204,847

Williams Scotsman International, Inc. 4.63%, 8/15/28(a)	342,000	353,265

WW International, Inc. 4.50%, 4/15/29(a)	110,000	105,391

Xerox Corp. 4.38%, 3/15/23	290,000	299,712

Xerox Holdings Corp. 5.50%, 8/15/28(a)(b)	681,000	718,721

Yum! Brands, Inc. 4.75%, 1/15/30(a)	20,000	21,708
3.63%, 3/15/31	290,000	289,898
Ziff Davis Inc 4.63%, 10/15/30(a)	327,000	336,313
TOTAL U.S. CORPORATE BONDS (Cost: $177,061,525)		178,499,309

FOREIGN CORPORATE BONDS – 0.8%

Canada – 0.4%

Open Text Holdings, Inc. 4.13%, 2/15/30(a)	340,000	350,350
4.13%, 12/1/31(a)	230,000	233,491

Primo Water Holdings, Inc. 4.38%, 4/30/29(a)	270,000	268,572

Total Canada		852,413

Germany – 0.4%

Deutsche Bank AG
5.88%, 7/8/31, (5.88% fixed rate until 4/8/30; Secured Overnight Financing Rate + 5.438% thereafter)(c)	395,000	464,220
3.73%, 1/14/32, (3.729% fixed rate untill 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(c)	210,000	214,882

Total Germany		679,102
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,507,966)		1,531,515

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%

United States – 3.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $5,789,870)	5,789,870	5,789,870

TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $184,359,361)		185,820,694

Other Assets less Liabilities – (1.1)%		(2,013,625)

NET ASSETS – 100.0%		$183,807,069
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2021 (See Note 2). At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,315,232 and the total market value of the collateral held by the Fund was $6,524,336. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $734,466.

(c)	Rate shown reflects the accrual rate as of December 31, 2021 on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$178,499,309	$—	$178,499,309
Foreign Corporate Bonds	—	1,531,515	—	1,531,515
Investment of Cash Collateral for Securities Loaned	—	5,789,870	—	5,789,870
Total Investments in Securities	$—	$185,820,694	$—	$185,820,694

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2021

Investments	Principal Amount	Value

U.S. CORPORATE BONDS – 94.6%

United States – 94.6%

3M Co. 2.65%, 4/15/25	$99,000	$103,395

Abbott Laboratories 3.40%, 11/30/23	74,000	77,342

AbbVie, Inc. 2.90%, 11/6/22	82,000	83,512
3.20%, 11/6/22	50,000	50,850
2.85%, 5/14/23	139,000	142,173
2.60%, 11/21/24	223,000	231,325
3.80%, 3/15/25	277,000	295,570
3.60%, 5/14/25	334,000	355,039
3.20%, 5/14/26	99,000	104,793

Aetna, Inc. 2.80%, 6/15/23	156,000	159,859

Aflac, Inc. 3.63%, 11/15/24	46,000	49,182

Agilent Technologies, Inc. 3.88%, 7/15/23	87,000	90,209

Aircastle Ltd. 4.13%, 5/1/24	63,000	65,939

Alexandria Real Estate Equities, Inc. 3.45%, 4/30/25	87,000	92,534

Allstate Corp. (The) 0.75%, 12/15/25	37,000	36,088

Ally Financial, Inc. 3.88%, 5/21/24	156,000	164,477
4.63%, 3/30/25	62,000	67,499
5.80%, 5/1/25	37,000	41,774

Alphabet, Inc. 2.00%, 8/15/26	33,000	34,073

Altria Group, Inc. 4.00%, 1/31/24	10,000	10,557
4.40%, 2/14/26	136,000	149,444

Amazon.com, Inc. 3.80%, 12/5/24	9,000	9,646
0.80%, 6/3/25	139,000	137,449

American Express Co. 2.65%, 12/2/22	49,000	49,939
3.40%, 2/22/24	79,000	82,774
3.00%, 10/30/24	43,000	45,094
3.63%, 12/5/24	60,000	64,168

American Honda Finance Corp. 2.15%, 9/10/24	179,000	183,516
1.20%, 7/8/25	75,000	74,830

American International Group, Inc. 4.13%, 2/15/24	64,000	67,972
2.50%, 6/30/25	54,000	55,743
3.90%, 4/1/26	110,000	119,448

American Water Capital Corp. 3.40%, 3/1/25	40,000	42,352

Ameriprise Financial, Inc. 4.00%, 10/15/23	94,000	99,087
3.70%, 10/15/24	9,000	9,611

Amgen, Inc. 3.63%, 5/22/24	153,000	161,288

Amphenol Corp. 3.20%, 4/1/24	25,000	26,013

Anthem, Inc. 3.13%, 5/15/22	59,000	59,572
3.30%, 1/15/23	54,000	55,477
3.50%, 8/15/24	121,000	127,817
3.35%, 12/1/24	9,000	9,511

Apple, Inc. 2.85%, 5/11/24	136,000	141,770
2.50%, 2/9/25	120,000	124,948
0.55%, 8/20/25	10,000	9,762
3.25%, 2/23/26	141,000	150,943

Arrow Electronics, Inc. 3.25%, 9/8/24	82,000	85,578

AT&T, Inc. 3.00%, 6/30/22	49,000	49,404
3.95%, 1/15/25	34,000	36,388
3.40%, 5/15/25	167,000	176,778
4.13%, 2/17/26	136,000	148,436
1.70%, 3/25/26	59,000	58,805

AvalonBay Communities, Inc. 4.20%, 12/15/23	77,000	81,253
2.95%, 5/11/26	9,000	9,515

Avangrid, Inc. 3.20%, 4/15/25	66,000	69,474

Bank of America Corp. 3.30%, 1/11/23	87,000	89,383
4.13%, 1/22/24	19,000	20,200
4.20%, 8/26/24	131,000	140,385
0.81%, 10/24/24, (0.81% fixed rate until 10/24/23; Secured Overnight Financing Rate + 0.74% thereafter)(a)	143,000	142,068
4.00%, 1/22/25	15,000	16,044
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(a)	353,000	369,266
3.95%, 4/21/25, Series L	93,000	99,471
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(a)	161,000	167,677
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(a)	283,000	297,993
4.45%, 3/3/26	94,000	103,625
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(a)	188,000	186,165
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	166,000	162,808

Bank of New York Mellon Corp. (The) 2.20%, 8/16/23	100,000	102,200
1.60%, 4/24/25	15,000	15,123

Becton Dickinson and Co. 3.36%, 6/6/24	33,000	34,557
3.73%, 12/15/24	23,000	24,468

Berkshire Hathaway, Inc. 3.13%, 3/15/26	56,000	59,842

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2021

Investments	Principal Amount	Value

Biogen, Inc. 3.63%, 9/15/22	$84,000	$85,735

BlackRock, Inc. 3.50%, 3/18/24	78,000	82,487

Block Financial LLC 5.50%, 11/1/22	83,000	84,184

Boardwalk Pipelines L.P. 4.95%, 12/15/24	27,000	29,274

Boeing Co. (The) 4.88%, 5/1/25	207,000	226,740
2.20%, 2/4/26	308,000	308,015
3.10%, 5/1/26	500,000	521,455

Boston Scientific Corp. 3.38%, 5/15/22	20,000	20,212
3.45%, 3/1/24	56,000	58,583

Brandywine Operating Partnership L.P. 4.10%, 10/1/24	64,000	67,658

Bristol-Myers Squibb Co. 3.25%, 2/20/23(b)	58,000	59,563
3.88%, 8/15/25	49,000	53,077

Broadcom, Inc. 4.70%, 4/15/25	134,000	146,604
3.15%, 11/15/25	34,000	35,716
3.46%, 9/15/26	165,000	175,845
4.11%, 9/15/28	68,000	74,665
3.42%, 4/15/33(c)	292,000	305,304

Brunswick Corp. 0.85%, 8/18/24	48,000	47,435

Burlington Northern Santa Fe LLC 3.00%, 3/15/23	59,000	60,298
3.40%, 9/1/24	9,000	9,501
3.00%, 4/1/25	71,000	74,672

Capital One Financial Corp. 3.90%, 1/29/24	200,000	210,704
3.30%, 10/30/24	102,000	107,587
4.25%, 4/30/25	90,000	97,457
4.20%, 10/29/25	136,000	147,912

Caterpillar Financial Services Corp. 2.15%, 11/8/24(b)	9,000	9,271
0.80%, 11/13/25(b)	156,000	153,105

Celanese U.S. Holdings LLC 3.50%, 5/8/24(b)	20,000	20,900

Charles Schwab Corp. (The) 4.20%, 3/24/25	48,000	52,235
3.63%, 4/1/25	60,000	64,001
3.85%, 5/21/25	92,000	99,205
3.45%, 2/13/26	9,000	9,666

Chevron Corp. 2.90%, 3/3/24	132,000	137,400
1.55%, 5/11/25	106,000	107,099

Chubb INA Holdings, Inc. 3.35%, 5/15/24	30,000	31,667
3.35%, 5/3/26	84,000	90,237

Cigna Corp. 3.25%, 4/15/25	114,000	120,194
4.13%, 11/15/25	81,000	88,747
4.50%, 2/25/26	134,000	148,526

Cisco Systems, Inc. 2.20%, 9/20/23	51,000	52,220

Citigroup, Inc. 4.05%, 7/30/22	50,000	51,007
3.75%, 6/16/24	99,000	105,114
4.00%, 8/5/24	56,000	59,658
0.78%, 10/30/24, (0.776% fixed rate until 10/30/23; Secured Overnight Financing Rate + 0.686% thereafter)(a)	122,000	121,252
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.897% thereafter)(a)	91,000	95,081
0.98%, 5/1/25, (0.981% fixed rate until 5/1/24; Secured Overnight Financing Rate + 0.669% thereafter)(a)	72,000	71,506
4.40%, 6/10/25	273,000	297,608
5.50%, 9/13/25	128,000	144,803
1.28%, 11/3/25, (1.281% fixed rate until 11/3/24; Secured Overnight Financing Rate + 0.528% thereafter)(a)	183,000	182,660
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	100,000	104,913
3.40%, 5/1/26	98,000	105,131

Comcast Corp. 3.70%, 4/15/24	9,000	9,569
3.38%, 8/15/25	68,000	72,612
3.95%, 10/15/25	135,000	147,656

Comerica, Inc. 3.70%, 7/31/23	77,000	80,149

Conagra Brands, Inc. 3.20%, 1/25/23	87,000	88,657

Connecticut Light & Power Co. (The) 2.50%, 1/15/23	56,000	56,827

Constellation Brands, Inc. 3.20%, 2/15/23	104,000	106,422
4.25%, 5/1/23	28,000	29,211

CVS Health Corp. 3.50%, 7/20/22	50,000	50,553
2.75%, 12/1/22	50,000	50,698
2.63%, 8/15/24	196,000	203,123
4.10%, 3/25/25	167,000	180,099
3.88%, 7/20/25	138,000	148,538

D.R. Horton, Inc. 2.50%, 10/15/24	115,000	118,659

Delmarva Power & Light Co. 3.50%, 11/15/23	100,000	104,162

Discover Financial Services 3.85%, 11/21/22	17,000	17,458
3.95%, 11/6/24	50,000	53,242
3.75%, 3/4/25	114,000	120,768

Discovery Communications LLC 3.95%, 6/15/25	100,000	106,635

Dominion Energy, Inc. 2.75%, 9/15/22, Series B	58,000	58,572
3.30%, 3/15/25, Series A	109,000	114,412

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2021

Investments	Principal Amount	Value

DTE Energy Co. 2.53%, 10/1/24, Series C	$26,000	$26,811

Duke Energy Corp. 2.40%, 8/15/22	40,000	40,481
3.95%, 10/15/23	63,000	65,831

Eastern Energy Gas Holdings LLC 2.50%, 11/15/24, Series A	99,000	102,398

Eastman Chemical Co. 3.60%, 8/15/22	60,000	60,622
3.80%, 3/15/25	52,000	55,558

Eaton Corp. 2.75%, 11/2/22	88,000	89,575

eBay, Inc. 2.75%, 1/30/23	43,000	43,836
1.90%, 3/11/25	35,000	35,428

EI du Pont de Nemours and Co. 1.70%, 7/15/25	61,000	61,575

Eli Lilly & Co. 2.75%, 6/1/25	57,000	59,738

Entergy Arkansas LLC 3.50%, 4/1/26	50,000	53,611

Enterprise Products Operating LLC 3.90%, 2/15/24	78,000	82,012
3.75%, 2/15/25	140,000	149,135

EOG Resources, Inc. 2.63%, 3/15/23	45,000	45,787
3.15%, 4/1/25	68,000	71,499

Equitable Holdings, Inc. 3.90%, 4/20/23	61,000	63,223

Essex Portfolio L.P. 3.88%, 5/1/24	100,000	105,336

Estee Lauder Cos., Inc. (The) 2.00%, 12/1/24	30,000	30,789

Evergy, Inc. 2.45%, 9/15/24	36,000	36,922

Eversource Energy 3.80%, 12/1/23, Series N	43,000	45,141

Exelon Corp. 3.50%, 6/1/22	93,000	93,874
3.95%, 6/15/25	55,000	58,931

Exxon Mobil Corp. 2.73%, 3/1/23	35,000	35,749
2.71%, 3/6/25	143,000	149,099
2.99%, 3/19/25	185,000	194,633

FedEx Corp. 3.25%, 4/1/26	50,000	53,523

Fifth Third Bancorp 1.63%, 5/5/23	70,000	70,671

First Horizon Corp. 4.00%, 5/26/25	82,000	87,799

Fiserv, Inc. 3.80%, 10/1/23	135,000	141,199
2.75%, 7/1/24	122,000	126,248

Fortune Brands Home & Security, Inc. 4.00%, 9/21/23	94,000	98,482

Fox Corp. 3.05%, 4/7/25(b)	47,000	49,314

General Dynamics Corp. 2.25%, 11/15/22	65,000	65,752
3.38%, 5/15/23	78,000	80,731
2.38%, 11/15/24	9,000	9,315
3.25%, 4/1/25	9,000	9,537

General Mills, Inc. 2.60%, 10/12/22	78,000	79,092
3.70%, 10/17/23	49,000	51,296

Georgia Power Co. 2.10%, 7/30/23, Series A	71,000	72,329
2.20%, 9/15/24, Series A	82,000	83,876

Gilead Sciences, Inc. 3.50%, 2/1/25	283,000	299,572
3.65%, 3/1/26	98,000	105,717

Global Payments, Inc. 2.65%, 2/15/25	68,000	69,950

Harman International Industries, Inc. 4.15%, 5/15/25	64,000	68,866

HCA, Inc. 5.25%, 4/15/25	159,000	176,205

Healthcare Trust of America Holdings L.P. 3.50%, 8/1/26	57,000	60,932

Healthpeak Properties, Inc. 3.25%, 7/15/26	74,000	78,680

Hershey Co. (The) 3.38%, 5/15/23	85,000	87,908

Hewlett Packard Enterprise Co. 1.45%, 4/1/24	81,000	81,532

Honeywell International, Inc. 1.35%, 6/1/25	56,000	56,249

Host Hotels & Resorts L.P. 4.00%, 6/15/25, Series E	58,000	61,576

HP, Inc. 2.20%, 6/17/25	54,000	55,217

Humana, Inc. 2.90%, 12/15/22	70,000	71,370

Huntington Bancshares, Inc. 4.00%, 5/15/25	111,000	119,527

Hyatt Hotels Corp. 5.38%, 4/23/25(b)	74,000	82,471

Illumina, Inc. 0.55%, 3/23/23(b)	49,000	48,761

Intel Corp. 2.88%, 5/11/24	97,000	100,989

Intercontinental Exchange, Inc. 2.35%, 9/15/22	104,000	105,177
3.45%, 9/21/23(b)	35,000	36,414

International Business Machines Corp. 3.00%, 5/15/24	100,000	104,510
3.30%, 5/15/26	100,000	107,091

Interpublic Group of Cos., Inc. (The) 4.20%, 4/15/24	10,000	10,624

Interstate Power and Light Co. 3.25%, 12/1/24	60,000	63,033

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2021

Investments	Principal Amount	Value

J.M. Smucker Co. (The) 3.50%, 3/15/25	$57,000	$60,784

Jabil, Inc. 4.70%, 9/15/22	40,000	41,065

Johnson & Johnson 2.05%, 3/1/23	51,000	51,780

JPMorgan Chase & Co. 2.97%, 1/15/23	186,000	190,540
3.38%, 5/1/23	50,000	51,618
3.88%, 2/1/24	71,000	75,176
3.88%, 9/10/24	109,000	116,052
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(a)	84,000	88,544
3.13%, 1/23/25	38,000	39,963
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(a)	359,000	373,583
0.82%, 6/1/25, (0.824% fixed rate until 6/1/24; Secured Overnight Financing Rate + 0.54% thereafter)(a)	200,000	197,726
3.90%, 7/15/25	138,000	149,359
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; Secured Overnight Financing Rate + 1.585% thereafter)(a)	104,000	105,372
3.30%, 4/1/26	112,000	119,535
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(a)	104,000	105,609
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(a)	209,000	203,748

Kellogg Co. 2.65%, 12/1/23	37,000	38,153

Keurig Dr. Pepper, Inc. 4.06%, 5/25/23	27,000	28,143
3.40%, 11/15/25	97,000	103,009

KeyBank NA 3.40%, 5/20/26	250,000	265,822

Keysight Technologies, Inc. 4.55%, 10/30/24	58,000	62,784

Kimco Realty Corp. 2.70%, 3/1/24	97,000	99,709

KLA Corp. 4.65%, 11/1/24	45,000	48,798

Kroger Co. (The) 3.85%, 8/1/23	80,000	83,174

L3Harris Technologies, Inc. 3.85%, 6/15/23	98,000	101,847

Laboratory Corp. of America Holdings 2.30%, 12/1/24	145,000	148,755
3.60%, 2/1/25	18,000	19,017

Las Vegas Sands Corp. 3.20%, 8/8/24	127,000	129,329

Leidos, Inc. 2.95%, 5/15/23	107,000	109,594

Lincoln National Corp. 4.00%, 9/1/23	144,000	151,055

Linde, Inc. 2.70%, 2/21/23	52,000	52,938

Lockheed Martin Corp. 3.10%, 1/15/23	106,000	108,400

Loews Corp. 3.75%, 4/1/26	83,000	90,006

Lowe’s Cos., Inc. 2.50%, 4/15/26	116,000	120,993

M&T Bank Corp. 3.55%, 7/26/23	66,000	68,536

Marathon Petroleum Corp. 3.63%, 9/15/24	67,000	70,566
4.70%, 5/1/25	49,000	53,528

Marriott International, Inc. 3.60%, 4/15/24	108,000	113,149
5.75%, 5/1/25, Series EE	50,000	56,346

Marsh & McLennan Cos., Inc. 3.30%, 3/14/23	52,000	53,348
3.88%, 3/15/24	67,000	70,919

Martin Marietta Materials, Inc. 4.25%, 7/2/24	62,000	66,173

McCormick & Co., Inc. 2.70%, 8/15/22	89,000	90,007

McDonald’s Corp. 3.25%, 6/10/24	60,000	63,088

McKesson Corp. 2.70%, 12/15/22	50,000	50,710

Medtronic, Inc. 3.50%, 3/15/25	68,000	72,474

Merck & Co., Inc. 2.80%, 5/18/23	81,000	83,424
0.75%, 2/24/26	53,000	51,930

MetLife, Inc. 3.60%, 11/13/25	66,000	71,288

Microsoft Corp. 3.13%, 11/3/25	65,000	69,334
2.40%, 8/8/26	86,000	90,070

Mid-America Apartments L.P. 3.75%, 6/15/24	50,000	52,676

MidAmerican Energy Co. 3.50%, 10/15/24	85,000	89,895

Molson Coors Beverage Co. 3.50%, 5/1/22	37,000	37,374
3.00%, 7/15/26	100,000	105,000

Mondelez International, Inc. 1.50%, 5/4/25	69,000	69,168

Moody’s Corp. 2.63%, 1/15/23	40,000	40,677
4.88%, 2/15/24	82,000	87,748

Morgan Stanley 2.75%, 5/19/22	60,000	60,523
3.13%, 1/23/23	75,000	76,860
3.74%, 4/24/24, (3.737% fixed rate until 4/24/23; 3-month U.S. dollar London Interbank Offered Rate + 0.847% thereafter)(a)	100,000	103,515

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2021

Investments	Principal Amount	Value
3.70%, 10/23/24	$417,000	$444,326
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(a)	293,000	302,206
4.00%, 7/23/25	100,000	108,501
5.00%, 11/24/25	131,000	146,703
3.88%, 1/27/26	205,000	222,337
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(a)	239,000	243,852
3.13%, 7/27/26	99,000	104,998

MPLX L.P. 4.50%, 7/15/23	47,000	48,963
4.88%, 12/1/24	75,000	81,523
4.00%, 2/15/25	68,000	72,517

National Retail Properties, Inc. 4.00%, 11/15/25	63,000	68,418

NetApp, Inc. 1.88%, 6/22/25	54,000	54,600

NewMarket Corp. 4.10%, 12/15/22	64,000	65,992

NIKE, Inc. 2.40%, 3/27/25	62,000	64,239

Norfolk Southern Corp. 3.85%, 1/15/24	84,000	88,077

Northern States Power Co. 2.60%, 5/15/23	54,000	54,819

Northern Trust Corp. 3.95%, 10/30/25	30,000	32,885

Northrop Grumman Corp. 3.25%, 8/1/23	130,000	134,740

Nucor Corp. 2.00%, 6/1/25	100,000	102,080

NVR, Inc. 3.95%, 9/15/22	39,000	39,573

Old Republic International Corp. 4.88%, 10/1/24	22,000	23,960

Omega Healthcare Investors, Inc. 4.38%, 8/1/23	10,000	10,429
5.25%, 1/15/26	118,000	131,869

Omnicom Group, Inc. 3.65%, 11/1/24	36,000	38,180

Oracle Corp. 3.63%, 7/15/23	166,000	172,323
2.95%, 11/15/24	48,000	49,948
2.50%, 4/1/25	165,000	169,066
2.95%, 5/15/25	142,000	147,440
1.65%, 3/25/26	106,000	105,180
2.65%, 7/15/26	102,000	105,000

Otis Worldwide Corp. 2.06%, 4/5/25	86,000	87,674

PACCAR Financial Corp. 1.80%, 2/6/25(b)	52,000	52,832

PacifiCorp 3.60%, 4/1/24	64,000	67,162

Packaging Corp. of America 3.65%, 9/15/24	9,000	9,515

Parker-Hannifin Corp. 2.70%, 6/14/24	67,000	69,274

PayPal Holdings, Inc. 1.35%, 6/1/23	33,000	33,283
1.65%, 6/1/25	55,000	55,724

PECO Energy Co. 3.15%, 10/15/25	9,000	9,519

PepsiCo, Inc. 2.75%, 3/1/23	80,000	81,974
3.50%, 7/17/25	18,000	19,297
2.85%, 2/24/26	18,000	19,039

Pfizer, Inc. 3.40%, 5/15/24	75,000	79,432

Philip Morris International, Inc. 2.50%, 11/2/22	111,000	112,609
3.25%, 11/10/24	67,000	70,967
1.50%, 5/1/25	29,000	29,107

Phillips 66 3.85%, 4/9/25	130,000	138,791

Phillips 66 Partners L.P. 3.61%, 2/15/25	57,000	60,094

Pinnacle West Capital Corp. 1.30%, 6/15/25	54,000	53,195

Pioneer Natural Resources Co. 0.55%, 5/15/23	16,000	15,944
1.13%, 1/15/26	156,000	151,808

PNC Bank NA 2.50%, 8/27/24	162,000	167,477

PNC Financial Services Group, Inc. (The) 3.50%, 1/23/24	137,000	143,512
2.20%, 11/1/24	51,000	52,358

PPG Industries, Inc. 1.20%, 3/15/26	80,000	78,367

PPL Capital Funding, Inc. 3.10%, 5/15/26	115,000	120,655

Precision Castparts Corp. 2.50%, 1/15/23	63,000	64,034

Procter & Gamble Co. (The) 0.55%, 10/29/25(b)	10,000	9,770
1.00%, 4/23/26	30,000	29,748

Public Service Electric & Gas Co. 0.95%, 3/15/26	10,000	9,814

Public Service Enterprise Group, Inc. 2.65%, 11/15/22	25,000	25,380
2.88%, 6/15/24	82,000	84,932
0.80%, 8/15/25	36,000	35,056

Public Storage 0.88%, 2/15/26	50,000	48,848

QUALCOMM, Inc. 3.45%, 5/20/25	68,000	72,457

Quest Diagnostics, Inc. 3.45%, 6/1/26	73,000	78,163

Raytheon Technologies Corp. 3.95%, 8/16/25	124,000	134,467

Realty Income Corp. 3.88%, 4/15/25	24,000	25,857

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2021

Investments	Principal Amount	Value

Regions Financial Corp. 2.25%, 5/18/25	$54,000	$55,198

Reliance Steel & Aluminum Co. 4.50%, 4/15/23	35,000	36,281
1.30%, 8/15/25	59,000	58,194

Republic Services, Inc. 0.88%, 11/15/25	65,000	63,187

Rockwell Automation, Inc. 0.35%, 8/15/23(b)	32,000	31,855

Roper Technologies, Inc. 3.13%, 11/15/22	23,000	23,356
3.65%, 9/15/23	73,000	76,108
1.00%, 9/15/25	16,000	15,648

Ross Stores, Inc. 0.88%, 4/15/26(b)	90,000	87,417

Royalty Pharma PLC 0.75%, 9/2/23	121,000	120,239

salesforce.com, Inc. 3.25%, 4/11/23	35,000	36,108

San Diego Gas & Electric Co. 3.60%, 9/1/23, Series NNN	147,000	152,426

Sherwin-Williams Co. (The) 3.13%, 6/1/24	9,000	9,407
3.45%, 8/1/25	74,000	78,791

Southern Co. (The) 3.25%, 7/1/26	99,000	104,938

Southwest Airlines Co. 5.25%, 5/4/25	140,000	155,616

Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	121,000	120,281

Stanley Black & Decker, Inc. 3.40%, 3/1/26	43,000	45,888

Starbucks Corp. 3.10%, 3/1/23(b)	117,000	120,103
3.85%, 10/1/23	17,000	17,749

State Street Corp. 3.70%, 11/20/23	28,000	29,487
3.55%, 8/18/25	79,000	85,288
2.65%, 5/19/26	9,000	9,493

Steel Dynamics, Inc. 2.40%, 6/15/25	89,000	91,327

Stifel Financial Corp. 4.25%, 7/18/24	7,000	7,458

Stryker Corp. 3.38%, 5/15/24	136,000	142,365

SVB Financial Group 3.50%, 1/29/25	60,000	63,405

Synchrony Financial 4.25%, 8/15/24	162,000	171,744

Sysco Corp. 2.60%, 6/12/22	45,000	45,429
3.30%, 7/15/26	76,000	80,954

Tapestry, Inc. 3.00%, 7/15/22	37,000	37,341

Target Corp. 2.25%, 4/15/25	54,000	55,733

Teledyne Technologies, Inc. 1.60%, 4/1/26	80,000	79,267

Textron, Inc. 4.30%, 3/1/24	77,000	81,389
3.88%, 3/1/25	23,000	24,551

TJX Cos., Inc. (The) 2.50%, 5/15/23	42,000	42,805

Toyota Motor Credit Corp. 2.00%, 10/7/24(b)	27,000	27,636
3.00%, 4/1/25	221,000	232,373

Truist Bank 2.80%, 5/17/22	102,000	102,723
3.20%, 4/1/24(b)	46,000	48,176

Truist Financial Corp. 2.50%, 8/1/24	65,000	67,154
4.00%, 5/1/25	9,000	9,723
3.70%, 6/5/25	101,000	108,599

TWDC Enterprises 18 Corp. 2.35%, 12/1/22	96,000	97,533
3.15%, 9/17/25	80,000	84,902

Tyson Foods, Inc. 4.50%, 6/15/22	87,000	87,755
3.95%, 8/15/24	14,000	14,923

U.S. Bancorp 3.10%, 4/27/26	163,000	172,617

Union Electric Co. 3.50%, 4/15/24	94,000	98,431

Union Pacific Corp. 3.50%, 6/8/23	80,000	82,893
3.15%, 3/1/24	54,000	56,458
3.75%, 7/15/25	43,000	46,461

United Parcel Service, Inc. 2.50%, 4/1/23	83,000	84,733
2.20%, 9/1/24	15,000	15,447

UnitedHealth Group, Inc. 3.50%, 6/15/23	130,000	135,073
2.38%, 8/15/24	104,000	107,711

Ventas Realty L.P. 4.13%, 1/15/26	109,000	118,476

Verizon Communications, Inc. 3.50%, 11/1/24	140,000	149,080
3.38%, 2/15/25	46,000	48,923
1.45%, 3/20/26	106,000	105,548
2.63%, 8/15/26	101,000	105,279
1.68%, 10/30/30	100,000	95,142

VF Corp. 2.40%, 4/23/25	34,000	34,972

ViacomCBS, Inc. 4.75%, 5/15/25	111,000	121,894
4.00%, 1/15/26	82,000	88,675

Walt Disney Co. (The) 3.35%, 3/24/25	46,000	49,034

Waste Management, Inc. 3.13%, 3/1/25	87,000	91,445

WEC Energy Group, Inc. 0.80%, 3/15/24	10,000	9,906
3.55%, 6/15/25	26,000	27,569

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2021

Investments	Principal Amount	Value

Wells Fargo & Co. 4.48%, 1/16/24	$200,000	$213,062
3.75%, 1/24/24	233,000	244,902
3.30%, 9/9/24	146,000	153,720
3.00%, 2/19/25	86,000	89,910
3.55%, 9/29/25	138,000	147,496
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; Secured Overnight Financing Rate + 1.087% thereafter)(a)	145,000	148,667
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(a)	100,000	101,696
3.00%, 4/22/26	99,000	104,078
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	138,000	140,632
4.10%, 6/3/26	127,000	138,571

Western Union Co. (The) 2.85%, 1/10/25	57,000	59,062

Willis North America, Inc. 3.60%, 5/15/24	61,000	63,952

WP Carey, Inc. 4.00%, 2/1/25	94,000	100,254

WRKCo, Inc. 3.75%, 3/15/25	152,000	162,240

Xcel Energy, Inc. 3.30%, 6/1/25	14,000	14,715

Xilinx, Inc. 2.95%, 6/1/24	76,000	78,956

Zoetis, Inc. 3.25%, 2/1/23	91,000	92,763
TOTAL U.S. CORPORATE BONDS (Cost: $38,422,718)		38,304,261

FOREIGN CORPORATE BONDS – 2.7%

Germany – 1.1%

Deutsche Bank AG 3.70%, 5/30/24	100,000	104,881
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(a)	150,000	158,783
1.69%, 3/19/26	200,000	199,514

Total Germany		463,178

United Kingdom – 1.6%

BAT Capital Corp. 3.22%, 8/15/24	169,000	175,858

Diageo Investment Corp. 2.88%, 5/11/22	108,000	108,941

GlaxoSmithKline Capital, Inc. 3.38%, 5/15/23	56,000	58,000
3.63%, 5/15/25	44,000	47,370

Reynolds American, Inc. 4.85%, 9/15/23	107,000	113,665
4.45%, 6/12/25	137,000	147,983

Total United Kingdom		651,817
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,113,802)		1,114,995

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%

United States – 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $559,068)	559,068	559,068

TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $40,095,588)		39,978,324

Other Assets less Liabilities – 1.3%		512,441

NET ASSETS – 100.0%		$40,490,765
(a)	Rate shown reflects the accrual rate as of December 31, 2021 on securities with variable or step rates.

(b)

Security, or portion thereof, was on loan at December 31, 2021 (See Note 2). At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $682,163 and the total market value of the collateral held by the Fund was $701,689. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $142,621.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$38,304,261	$—	$38,304,261
Foreign Corporate Bonds	—	1,114,995	—	1,114,995
Investment of Cash Collateral for Securities Loaned	—	559,068	—	559,068
Total Investments in Securities	$—	$39,978,324	$—	$39,978,324

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2021

Investments	Shares	Value

COMMON STOCKS – 106.8%

Brazil – 6.5%

Ambev S.A.	43,200	$119,595

B3 S.A. – Brasil Bolsa Balcao	43,200	86,400

Banco Bradesco S.A., Preference Shares	48,000	165,544

Banco Inter S.A.	4,800	24,620

Banco Santander Brasil S.A.	2,400	12,918

CCR S.A.	7,200	14,982

Centrais Eletricas Brasileiras S.A.	2,400	14,396

Cosan S.A.	7,200	28,037

Equatorial Energia S.A.	4,800	19,484

Gerdau S.A., Preference Shares	7,200	35,237

Getnet Adquirencia e Servicos para Meios de Pagamento S.A.*	607	420

Hapvida Participacoes e Investimentos S.A.(a)	9,600	17,890

Itau Unibanco Holding S.A., Preference Shares	36,000	135,404

Itausa S.A., Preference Shares	27,727	44,453

JBS S.A.	7,200	49,056

Klabin S.A.	4,800	22,113

Localiza Rent a Car S.A.	7,200	68,510

Lojas Americanas S.A., Preference Shares	4,800	5,076

Lojas Renner S.A.	8,320	36,506

Magazine Luiza S.A.	24,000	31,110

Natura & Co. Holding S.A.*	12,000	54,786

Notre Dame Intermedica Participacoes S.A.	4,800	52,007

Petroleo Brasileiro S.A., Preference Shares	62,400	318,722

Raia Drogasil S.A.	12,000	52,352

Rumo S.A.*	7,200	22,957

Suzano S.A.*	4,800	51,800

Telefonica Brasil S.A.	4,800	41,528

Vale S.A.	28,800	403,097

Via S/A*	7,200	6,786

Vibra Energia S.A.	4,800	18,442

WEG S.A.	14,400	85,262

Total Brazil		2,039,490

Chile – 0.7%

Banco de Chile	298,464	23,317

Banco de Credito e Inversiones S.A.	415	12,124

Banco Santander Chile	512,208	20,590

Cencosud S.A.	15,648	26,172

Empresas CMPC S.A.	2,016	3,379

Empresas COPEC S.A.	3,600	27,828

Enel Americas S.A.	207,823	22,685

Falabella S.A.	5,856	19,101

Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	1,200	61,252

Total Chile		216,448

China – 28.1%

Agricultural Bank of China Ltd., Class H	192,000	66,001

Alibaba Group Holding Ltd.*	68,600	1,046,207

Anhui Conch Cement Co., Ltd., Class H	7,000	34,972

ANTA Sports Products Ltd.	5,800	86,967

Baidu, Inc., ADR*	1,315	195,659

Bank of China Ltd., Class H	336,000	121,104

Bank of Communications Co., Ltd., Class H	79,000	47,726

BeiGene Ltd., ADR*	205	55,541

Bilibili, Inc., ADR*	403	18,699

China Conch Venture Holdings Ltd.	12,000	58,643

China Construction Bank Corp., Class H	425,000	294,370

China Everbright Bank Co., Ltd., Class H	31,000	10,974

China International Capital Corp., Ltd., Class H(a)	12,400	34,196

China Life Insurance Co., Ltd., Class H	31,000	51,373

China Mengniu Dairy Co., Ltd.*	17,000	96,379

China Merchants Bank Co., Ltd., Class H	25,500	198,046

China Minsheng Banking Corp., Ltd., Class H	15,500	5,925

China Molybdenum Co., Ltd., Class H	12,000	6,326

China Overseas Land & Investment Ltd.	21,000	49,724

China Pacific Insurance Group Co., Ltd., Class H	25,400	68,906

China Petroleum & Chemical Corp., Class H	102,000	47,492

China Shenhua Energy Co., Ltd., Class H	21,500	50,411

China Taiping Insurance Holdings Co., Ltd.	9,600	13,175

China Tower Corp. Ltd., Class H(a)	192,000	21,179

China Yangtze Power Co., Ltd., Class A	14,400	51,289

CITIC Ltd.	48,000	47,407

CITIC Securities Co., Ltd., Class H	24,000	62,645

COSCO Shipping Holdings Co., Ltd., Class H*	32,300	62,642

Country Garden Holdings Co., Ltd.	79,000	70,120

Country Garden Services Holdings Co., Ltd.	8,000	47,920

CSPC Pharmaceutical Group Ltd.	62,000	67,358

Daqo New Energy Corp., ADR*	528	21,289

ENN Energy Holdings Ltd.	4,500	84,732

Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,200	36,283

Fuyao Glass Industry Group Co., Ltd., Class H(a)	4,000	20,676

GDS Holdings Ltd., ADR*	1,248	58,856

Geely Automobile Holdings Ltd.	32,000	87,426

GF Securities Co., Ltd., Class H	19,200	36,596

Great Wall Motor Co., Ltd., Class H	18,000	61,876

Haier Smart Home Co., Ltd., Class H	13,400	56,633

Haitong Securities Co., Ltd., Class H	19,200	17,017

Hangzhou Tigermed Consulting Co., Ltd., Class H(a)	3,100	39,365

Huatai Securities Co., Ltd., Class H(a)	15,800	26,305

Huazhu Group Ltd., ADR*	1,200	44,808

Industrial & Commercial Bank of China Ltd., Class H	284,000	160,281

iQIYI, Inc., ADR*	1,776	8,099

JD Health International, Inc.*(a)	2,400	18,917

JD.com, Inc., ADR*	4,108	287,848

JOYY, Inc., ADR	576	26,168

Lenovo Group Ltd.	62,000	71,254

Li Auto, Inc., ADR*	1,536	49,306

Li Ning Co., Ltd.	11,500	125,896

Longfor Group Holdings Ltd.(a)	9,500	44,720

LONGi Green Energy Technology Co., Ltd., Class A	4,680	63,297

Luzhou Laojiao Co., Ltd., Class A	1,500	59,750

Meituan, Class B*(a)	16,500	477,034

NetEase, Inc., ADR	2,049	208,547

New China Life Insurance Co., Ltd., Class H	7,900	21,127

NIO, Inc., ADR*	6,132	194,262

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2021

Investments	Shares	Value

People’s Insurance Co. Group of China Ltd. (The), Class H	48,000	$14,530

PetroChina Co., Ltd., Class H	98,000	43,618

PICC Property & Casualty Co., Ltd., Class H	62,000	50,657

Pinduoduo, Inc., ADR*	1,968	114,734

Ping An Bank Co., Ltd., Class A	12,700	32,839

Ping An Healthcare and Technology Co., Ltd.*(a)	3,100	11,273

Ping An Insurance Group Co. of China Ltd., Class H	29,500	212,463

Postal Savings Bank of China Co., Ltd., Class H(a)	79,000	55,428

SF Holding Co., Ltd., Class A	4,800	51,906

Shenzhou International Group Holdings Ltd.	4,300	82,676

Shimao Group Holdings Ltd.	8,000	5,233

Sunac China Holdings Ltd.	16,000	24,176

Sunny Optical Technology Group Co., Ltd.	4,100	129,685

Tencent Holdings Ltd.	26,000	1,523,389

Tencent Music Entertainment Group, ADR*	2,784	19,070

Trip.com Group Ltd., ADR*	3,295	81,123

Want Want China Holdings Ltd.	48,000	44,082

Weibo Corp., ADR*	751	23,266

Weichai Power Co., Ltd., Class H	9,000	17,616

Wuliangye Yibin Co., Ltd., Class A	1,900	66,379

WuXi AppTec Co., Ltd., Class H(a)	2,240	38,788

Wuxi Biologics Cayman, Inc.*(a)	17,000	201,807

Xiaomi Corp., Class B*(a)	71,800	174,059

Xinyi Solar Holdings Ltd.	28,026	47,523

XPeng, Inc., ADR*	1,327	66,788

Yum China Holdings, Inc.	1,642	81,837

Zai Lab Ltd., ADR*	624	39,218

Zijin Mining Group Co., Ltd., Class H	26,000	30,948

Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	28,800	18,138

ZTE Corp., Class H	9,800	26,837

ZTO Express Cayman, Inc., ADR	1,451	40,947

Total China		8,868,777

Czech Republic – 0.2%

CEZ AS	1,663	62,937

Hong Kong – 0.1%

China Youzan Ltd.*	384,000	26,597

Hungary – 0.4%

MOL Hungarian Oil & Gas PLC	288	2,239

OTP Bank Nyrt*	1,728	88,507

Richter Gedeon Nyrt	1,392	37,474

Total Hungary		128,220

India – 12.2%

Adani Green Energy Ltd.*	2,400	42,948

Adani Ports & Special Economic Zone Ltd.	3,600	35,368

Ambuja Cements Ltd.	7,200	36,564

Apollo Hospitals Enterprise Ltd.	536	36,149

Asian Paints Ltd.	1,466	66,716

Aurobindo Pharma Ltd.	1,676	16,557

Avenue Supermarts Ltd.*(a)	1,200	75,411

Axis Bank Ltd.*	10,297	93,993

Bajaj Finance Ltd.	1,327	124,555

Bandhan Bank Ltd.(a)	10,800	36,714

Bharti Airtel Ltd.*	12,000	110,386

Britannia Industries Ltd.	316	15,329

Cipla Ltd.	1,440	18,289

Divi’s Laboratories Ltd.	519	32,662

Dr. Reddy’s Laboratories Ltd.	549	36,240

GAIL India Ltd.	2,631	4,573

Godrej Consumer Products Ltd.*	2,400	31,264

Grasim Industries Ltd.	2,400	52,376

HCL Technologies Ltd.	5,407	95,948

HDFC Life Insurance Co., Ltd.(a)	1,124	9,822

Hindalco Industries Ltd.	9,600	61,414

Hindustan Unilever Ltd.	3,740	118,745

Housing Development Finance Corp., Ltd.	7,475	260,087

ICICI Bank Ltd.	23,173	230,730

ICICI Lombard General Insurance Co., Ltd.(a)	122	2,300

Infosys Ltd.	16,244	412,516

ITC Ltd.	24,000	70,400

JSW Steel Ltd.	6,000	52,945

Kotak Mahindra Bank Ltd.	1,818	43,927

Larsen & Toubro Ltd.	3,696	94,265

Lupin Ltd.	1,418	18,136

Mahindra & Mahindra Ltd.	6,000	67,571

Marico Ltd.	2,400	16,551

Maruti Suzuki India Ltd.	744	74,329

Motherson Sumi Systems Ltd.	9,600	28,838

NTPC Ltd.	17,588	29,433

Oil & Natural Gas Corp., Ltd.	2,569	4,921

Power Grid Corp. of India Ltd.	14,568	40,057

Reliance Industries Ltd.	12,979	413,479

SBI Life Insurance Co., Ltd.(a)	2,400	38,614

Shriram Transport Finance Co., Ltd.	2,400	39,292

State Bank of India	7,482	46,345

Sun Pharmaceutical Industries Ltd.	6,000	68,261

Tata Consultancy Services Ltd.	4,252	213,834

Tata Consumer Products Ltd.	3,600	36,005

Tata Motors Ltd.*	10,800	70,086

Tata Steel Ltd.	1,984	29,664

Tech Mahindra Ltd.	3,600	86,715

Titan Co., Ltd.	1,200	40,719

UltraTech Cement Ltd.	603	61,577

UPL Ltd.	655	6,583

Vedanta Ltd.	12,000	55,080

Wipro Ltd.	4,800	46,192

Total India		3,851,475

Indonesia – 1.9%

Astra International Tbk PT	153,600	61,429

Bank Central Asia Tbk PT	396,700	203,186

Bank Mandiri Persero Tbk PT	127,900	63,041

Bank Rakyat Indonesia Persero Tbk PT	441,600	127,344

Charoen Pokphand Indonesia Tbk PT	76,800	32,062

Telkom Indonesia Persero Tbk PT	355,200	100,685

Unilever Indonesia Tbk PT	75,100	21,657

Total Indonesia		609,404

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2021

Investments	Shares	Value

Luxembourg – 0.0%

Reinet Investments SCA	816	$14,624

Malaysia – 1.1%

CIMB Group Holdings Bhd	43,243	56,571

Dialog Group Bhd	14,400	9,056

Hartalega Holdings Bhd	14,400	19,806

Hong Leong Bank Bhd	3,100	13,855

IHH Healthcare Bhd	27,100	47,747

Malayan Banking Bhd	50	100

Petronas Chemicals Group Bhd	19,200	41,110

Petronas Gas Bhd	9,600	41,479

Press Metal Aluminium Holdings Bhd	31,900	44,259

Public Bank Bhd	55,700	55,620

Tenaga Nasional Bhd	7,900	17,711

Total Malaysia		347,314

Mexico – 2.2%

America Movil S.A.B. de C.V., Series L	169,100	179,222

Cemex S.A.B. de C.V., Series CPO*	66,500	45,460

Fibra Uno Administracion S.A. de C.V.	16,800	17,765

Fomento Economico Mexicano S.A.B. de C.V.	10,500	81,742

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	2,400	33,090

Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	1,440	29,747

Grupo Bimbo S.A.B. de C.V., Series A	12,000	36,924

Grupo Financiero Banorte S.A.B. de C.V., Class O	12,600	81,898

Grupo Mexico S.A.B. de C.V., Series B	13,200	57,592

Grupo Televisa S.A.B., Series CPO	14,400	27,125

Wal-Mart de Mexico S.A.B. de C.V.	30,600	113,773

Total Mexico		704,338

Philippines – 0.6%

Ayala Corp.	1,920	31,289

Ayala Land, Inc.	72,000	51,819

Bank of the Philippine Islands	10,870	19,644

BDO Unibank, Inc.	10,560	24,996

JG Summit Holdings, Inc.	19,200	19,956

SM Investments Corp.	20	370

SM Prime Holdings, Inc.	44,000	29,251

Total Philippines		177,325

Poland – 1.0%

Allegro.eu S.A.*(a)	2,736	26,380

Bank Polska Kasa Opieki S.A.	1,392	42,136

CD Projekt S.A.	607	29,052

Dino Polska S.A.*(a)	528	48,118

KGHM Polska Miedz S.A.	1,087	37,596

Polski Koncern Naftowy Orlen S.A.	1,567	28,903

Powszechna Kasa Oszczednosci Bank Polski S.A.*	6,912	77,053

Powszechny Zaklad Ubezpieczen S.A.	4,320	37,890

Total Poland		327,128

Russia – 4.6%

Gazprom PJSC, ADR	35,069	324,038

Lukoil PJSC, ADR	2,123	190,008

Magnit PJSC, GDR(b)	3,199	47,985

MMC Norilsk Nickel PJSC, ADR	2,607	80,634

Mobile TeleSystems PJSC, ADR	2,047	16,274

Novatek PJSC, GDR(b)	493	115,461

Novolipetsk Steel PJSC, GDR	912	26,922

Polymetal International PLC	1,423	25,278

Polyus PJSC, GDR(b)	463	40,860

Rosneft Oil Co. PJSC, GDR(b)	4,205	33,817

Sberbank of Russia PJSC, ADR	16,059	257,747

Severstal PAO, GDR(b)	1,471	31,685

Surgutneftegas PJSC, ADR	7,999	42,755

Tatneft PJSC, ADR	1,440	59,774

TCS Group Holding PLC, GDR(b)	304	25,633

X5 Retail Group N.V., GDR(b)	1,183	31,314

Yandex N.V., Class A*	1,645	99,522

Total Russia		1,449,707

South Africa – 4.3%

Absa Group Ltd.	4,512	43,127

Anglo American Platinum Ltd.	432	49,176

AngloGold Ashanti Ltd.	2,640	54,372

Aspen Pharmacare Holdings Ltd.	3,103	43,636

Bid Corp., Ltd.	1,168	23,889

Bidvest Group Ltd. (The)	2,016	23,931

Capitec Bank Holdings Ltd.	275	35,147

Clicks Group Ltd.	465	9,193

Discovery Ltd.*	2,767	24,891

Exxaro Resources Ltd.	1,135	10,871

FirstRand Ltd.	16,814	64,053

Gold Fields Ltd.	5,808	63,371

Growthpoint Properties Ltd.	24,768	23,852

Impala Platinum Holdings Ltd.	2,899	40,869

Mr. Price Group Ltd.	1,951	24,388

MTN Group Ltd.*	8,577	91,741

MultiChoice Group	2,383	18,220

Naspers Ltd., Class N	2,160	334,556

Nedbank Group Ltd.	3,007	32,975

Northam Platinum Holdings Ltd.*	3,024	39,695

Old Mutual Ltd.	35,359	29,023

Remgro Ltd.	3,552	29,188

Sanlam Ltd.	10,224	38,026

Sasol Ltd.*	4,063	65,935

Shoprite Holdings Ltd.	4,255	55,688

Sibanye Stillwater Ltd.	4,495	13,829

Standard Bank Group Ltd.	2,282	20,019

Vodacom Group Ltd.	4,224	35,629

Woolworths Holdings Ltd.	6,511	21,157

Total South Africa		1,360,447

South Korea – 16.8%

Amorepacific Corp.	223	31,328

Celltrion Healthcare Co., Ltd.	464	31,304

Celltrion, Inc.	608	101,269

CJ CheilJedang Corp.	31	10,105

Coway Co., Ltd.	288	18,025

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2021

Investments	Shares	Value

E-Mart, Inc.*	79	$10,035

Hana Financial Group, Inc.	1,327	46,940

Hankook Tire & Technology Co., Ltd.	576	19,236

Hanon Systems	1,855	20,988

Hanwha Solutions Corp.*	703	20,994

HLB, Inc.*	559	16,364

Hyundai Engineering & Construction Co., Ltd.	576	21,538

Hyundai Glovis Co., Ltd.	79	11,165

Hyundai Motor Co.	1,104	194,100

Hyundai Steel Co.	336	11,589

Kakao Corp.*	576	54,511

KB Financial Group, Inc.	2,064	95,495

Kia Corp.	1,711	118,313

Korea Electric Power Corp.*	1,087	20,208

Korea Investment Holdings Co., Ltd.	384	26,068

Korea Shipbuilding & Offshore Engineering Co., Ltd.*	288	22,919

Korean Air Lines Co., Ltd.*	751	18,542

KT&G Corp.*	384	25,519

Kumho Petrochemical Co., Ltd.	127	17,735

LG Chem Ltd.	319	165,035

LG Display Co., Ltd.*	2,352	48,672

LG Electronics, Inc.*	720	83,584

LG Household & Health Care Ltd.	79	72,903

Lotte Chemical Corp.	48	8,762

NAVER Corp.	768	244,532

NCSoft Corp.	127	68,695

Orion Corp.	144	12,538

POSCO	384	88,671

POSCO Chemical Co., Ltd.	223	27,013

S-Oil Corp.	367	26,458

Samsung Biologics Co., Ltd.*(a)	127	96,472

Samsung Electro-Mechanics Co., Ltd.	655	108,822

Samsung Electronics Co., Ltd.	34,735	2,287,908

Samsung Fire & Marine Insurance Co., Ltd.	127	21,581

Samsung Heavy Industries Co., Ltd.*	2,592	12,363

Samsung Life Insurance Co., Ltd.	288	15,530

Samsung SDI Co., Ltd.*	432	238,032

Samsung SDS Co., Ltd.	480	63,192

Shinhan Financial Group Co., Ltd.	1,920	59,437

SK Hynix, Inc.	3,775	416,004

SK Innovation Co., Ltd.*	384	77,042

SK Square Co., Ltd.*	208	11,618

SK Telecom Co., Ltd.	335	16,317

SK, Inc.	223	47,086

Yuhan Corp.	224	11,702

Total South Korea		5,294,259

Taiwan – 23.1%

Acer, Inc.	79,000	86,947

ASE Technology Holding Co., Ltd.	31,000	119,330

Asia Cement Corp.	31,000	49,637

AU Optronics Corp.	79,000	65,388

Cathay Financial Holding Co., Ltd.	48,000	108,432

Chang Hwa Commercial Bank Ltd.	79,030	48,560

Cheng Shin Rubber Industry Co., Ltd.	31,000	40,449

China Development Financial Holding Corp.	127,000	80,330

China Steel Corp.	96,000	122,659

Chunghwa Telecom Co., Ltd.	31,000	130,535

Compal Electronics, Inc.	31,000	27,115

CTBC Financial Holding Co., Ltd.	144,000	135,063

E.Sun Financial Holding Co., Ltd.	127,305	129,067

Evergreen Marine Corp. Taiwan Ltd.	7,000	36,054

Far EasTone Telecommunications Co., Ltd.	31,000	72,382

First Financial Holding Co., Ltd.	96,040	85,047

Formosa Chemicals & Fibre Corp.	31,000	90,534

Formosa Petrochemical Corp.	31,000	107,453

Formosa Plastics Corp.	31,000	116,529

Fubon Financial Holding Co., Ltd.	48,276	133,136

Hon Hai Precision Industry Co., Ltd.	79,000	296,960

Hua Nan Financial Holdings Co., Ltd.	96,105	73,641

Innolux Corp.	79,000	55,966

Lite-On Technology Corp.	16,000	36,896

MediaTek, Inc.	10,000	430,115

Mega Financial Holding Co., Ltd.	96,000	123,353

Nan Ya Plastics Corp.	31,000	95,688

Nanya Technology Corp.	31,000	87,509

Quanta Computer, Inc.	31,000	106,108

SinoPac Financial Holdings Co., Ltd.	79,000	46,115

Taishin Financial Holding Co., Ltd.	48,090	32,938

Taiwan Cement Corp.	48,000	83,276

Taiwan Cooperative Financial Holding Co., Ltd.	127,100	116,915

Taiwan Mobile Co., Ltd.	31,000	112,047

Taiwan Semiconductor Manufacturing Co., Ltd.	150,000	3,334,297

Uni-President Enterprises Corp.	48,000	119,015

United Microelectronics Corp.	79,000	185,600

Winbond Electronics Corp.	79,000	97,083

Yuanta Financial Holding Co., Ltd.	96,000	87,787

Total Taiwan		7,305,956

Thailand – 2.9%

Advanced Info Service PCL, NVDR	7,900	54,393

Airports of Thailand PCL, NVDR*	38,400	70,121

Bangkok Dusit Medical Services PCL, NVDR	84,700	58,318

Central Pattana PCL, NVDR	22,300	37,717

Charoen Pokphand Foods PCL, NVDR	28,800	21,985

CP ALL PCL, NVDR	43,200	76,300

Delta Electronics Thailand PCL, NVDR	4,800	59,201

Energy Absolute PCL, NVDR	19,200	55,177

Gulf Energy Development PCL, NVDR	38,400	52,591

Home Product Center PCL, NVDR	46,300	20,097

Intouch Holdings PCL, NVDR	22,300	53,572

Kasikornbank PCL, NVDR	29,800	126,676

Minor International PCL, NVDR*	24,000	20,655

PTT Exploration & Production PCL, NVDR	4,800	16,955

PTT Global Chemical PCL, NVDR	12,700	22,336

PTT Oil & Retail Business PCL, NVDR	33,600	27,158

PTT PCL, NVDR	62,400	70,983

Siam Cement PCL (The), NVDR	4,800	55,465

Siam Commercial Bank PCL (The), NVDR	3,100	11,786

Total Thailand		911,486

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2021

Investments	Shares	Value

Turkey – 0.1%

BIM Birlesik Magazalar AS	4,399	$20,306
TOTAL COMMON STOCKS (Cost: $33,395,231)		33,716,238

EXCHANGE-TRADED FUND – 0.5%

United States – 0.5%

iShares 1-3 Year Treasury Bond ETF (Cost: $140,689)	1,645	140,713

TOTAL INVESTMENTS IN SECURITIES – 107.3% (Cost: $33,535,920)		33,856,951

Other Assets less Liabilities – (7.3)%		(2,298,034)

NET ASSETS – 100.0%		$31,558,917
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree India Earnings Fund^	$67,314	$88,347	$167,852	$14,075	$(1,884)	$—	$237
^	As of December 31, 2021, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/3/2022	3,316,355	USD	25,853,364	HKD	$248	$—
Bank of America N.A.	1/3/2022	325,393	USD	6,658,289	MXN	43	—
Bank of America N.A.	1/4/2022	231,701	USD	1,473,423	CNH	—	(3)
Bank of America N.A.	1/5/2022	578,669	USD	9,237,316	ZAR	—	(110)
JP Morgan Chase Bank N.A.	1/3/2022	69,909,252	HKD	8,967,024	USD	—	(46)
Merrill Lynch International	1/3/2022	9,893,840	BRL	1,742,824	USD	33,449	—
Merrill Lynch International	1/4/2022	111,525	USD	464,836	MYR	—	(54)
State Street Bank and Trust	1/3/2022	158,502,648	CLP	187,456	USD	—	(1,420)
State Street Bank and Trust	1/4/2022	11,914,462	PHP	233,846	USD	—	(195)
						$33,740	$(1,828)

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	17	3/31/22	$3,708,922	$733
5 Year U.S. Treasury Note	30	3/31/22	3,629,297	5,847
10 Year U.S. Treasury Note	28	3/22/22	3,653,125	9,959
U.S. Treasury Long Bond	23	3/22/22	3,690,062	27,960
Ultra 10 Year U.S. Treasury Note	25	3/22/22	3,660,938	20,158
			$18,342,344	$64,657

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$33,716,238	$—	$—	$33,716,238
Exchange-Traded Fund	140,713	—	—	140,713
Total Investments in Securities	$33,856,951	$—	$—	$33,856,951
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$33,740	$—	$33,740
Futures Contracts[1]	64,657	—	—	64,657
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,828)	$—	$(1,828)
Total – Net	$33,921,608	$31,912	$—	$33,953,520
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2021

Investments	Shares	Value

COMMON STOCKS – 90.6%

Australia – 5.8%

Afterpay Ltd.*	1,290	$77,855

Aristocrat Leisure Ltd.	3,182	100,798

ASX Ltd.	1,333	90,035

Australia & New Zealand Banking Group Ltd.	12,943	258,875

BHP Group Ltd.	15,050	454,097

BHP Group PLC	10,708	319,003

Brambles Ltd.	7,052	54,502

Cochlear Ltd.	602	94,592

Coles Group Ltd.	6,364	83,007

Commonwealth Bank of Australia	8,514	625,201

CSL Ltd.	2,322	490,797

Dexus	1,032	8,343

Fortescue Metals Group Ltd.	7,740	108,102

Goodman Group	10,062	193,863

Insurance Australia Group Ltd.	14,921	46,214

Macquarie Group Ltd.	1,591	237,594

National Australia Bank Ltd.	14,448	302,947

Newcrest Mining Ltd.	3,956	70,410

Northern Star Resources Ltd.	6,751	46,187

QBE Insurance Group Ltd.	8,643	71,322

Ramsay Health Care Ltd.	860	44,706

Santos Ltd.	4,085	18,741

Scentre Group	13,418	30,828

Sonic Healthcare Ltd.	3,053	103,504

South32 Ltd.	23,134	67,446

Stockland	4,945	15,244

Tabcorp Holdings Ltd.	9,073	33,115

Telstra Corp., Ltd.	31,347	95,266

Transurban Group	13,201	132,641

Wesfarmers Ltd.	5,977	257,693

Westpac Banking Corp.	17,630	273,662

Woodside Petroleum Ltd.	3,612	57,590

Woolworths Group Ltd.	6,880	190,130

Total Australia		5,054,310

Austria – 0.1%

Erste Group Bank AG	1,505	70,770

Belgium – 0.6%

Ageas S.A./N.V.	860	44,547

Anheuser-Busch InBev S.A./N.V.*	3,827	231,399

KBC Group N.V.	1,290	110,699

Solvay S.A.	215	24,988

UCB S.A.	516	58,885

Umicore S.A.	1,290	52,445

Total Belgium		522,963

China – 0.5%

BOC Hong Kong Holdings Ltd.	43,000	140,919

Prosus N.V.*	2,537	212,140

WH Group Ltd.(a)	86,000	53,941

Wilmar International Ltd.	8,600	26,410

Total China		433,410

Denmark – 2.6%

Ambu A/S, Class B	1,161	30,710

AP Moller – Maersk A/S, Class B	43	154,176

Carlsberg A/S, Class B	301	51,983

Chr Hansen Holding A/S	516	40,663

Coloplast A/S, Class B	731	128,647

Danske Bank A/S	1,164	20,102

DSV A/S	1,118	261,113

Genmab A/S*	301	121,040

GN Store Nord A/S	817	51,379

Novo Nordisk A/S, Class B	8,428	947,147

Novozymes A/S, Class B	1,032	84,766

Orsted A/S(a)	1,161	148,261

Pandora A/S	473	58,971

Vestas Wind Systems A/S	6,149	188,036

Total Denmark		2,286,994

Finland – 1.0%

Elisa Oyj	516	31,757

Fortum Oyj	604	18,539

Kesko Oyj, Class B	1,763	58,823

Kone Oyj, Class B	2,021	144,884

Neste Oyj	2,236	110,255

Nokia Oyj*	31,949	202,517

Nordea Bank Abp	10,102	123,292

Sampo Oyj, Class A	1,763	88,335

Stora Enso Oyj, Class R	1,938	35,571

UPM-Kymmene Oyj	1,849	70,356

Total Finland		884,329

France – 10.6%

Air Liquide S.A.	2,365	412,351

Airbus SE*	3,053	390,099

Alstom S.A.	1,679	59,610

Arkema S.A.	86	12,112

Atos SE	430	18,284

AXA S.A.	9,546	284,257

BNP Paribas S.A.	5,203	359,567

Bouygues S.A.	427	15,291

Bureau Veritas S.A.	387	12,842

Capgemini SE	946	231,833

Carrefour S.A.	2,881	52,764

Cie de Saint-Gobain	2,709	190,601

Cie Generale des Etablissements Michelin SCA	645	105,733

Credit Agricole S.A.	3,697	52,763

Danone S.A.	2,924	181,521

Dassault Systemes SE	4,730	281,373

Edenred	946	43,645

Eiffage S.A.	131	13,476

Electricite de France S.A.	2,705	31,776

Engie S.A.	9,801	145,050

EssilorLuxottica S.A.	1,290	274,679

Hermes International	172	300,439

Kering S.A.	387	311,104

L’Oreal S.A.	1,376	652,438

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2021

Investments	Shares	Value

Legrand S.A.	1,376	$161,017

LVMH Moet Hennessy Louis Vuitton SE	1,419	1,173,150

Orange S.A.	5,892	63,071

Pernod Ricard S.A.	1,075	258,557

Publicis Groupe S.A.	989	66,582

Renault S.A.*	1,071	37,202

Safran S.A.	1,850	226,497

Sanofi	5,375	541,441

Sartorius Stedim Biotech	129	70,767

Schneider Electric SE	3,010	590,326

Societe Generale S.A.	3,701	127,126

Sodexo S.A.	344	30,146

Teleperformance	301	134,180

Thales S.A.	387	32,919

TotalEnergies SE	12,644	641,724

Unibail-Rodamco-Westfield*	727	50,943

Valeo	1,330	40,202

Veolia Environnement S.A.	2,408	88,340

Vinci S.A.	2,707	286,014

Vivendi SE	4,085	55,235

Worldline S.A.*(a)	1,591	88,673

Total France		9,197,720

Germany – 8.5%

adidas AG	989	284,772

Allianz SE, Registered Shares	2,192	517,618

BASF SE	4,558	320,228

Bayer AG, Registered Shares	4,690	250,673

Bayerische Motoren Werke AG	1,333	134,141

Beiersdorf AG	473	48,615

Brenntag SE	645	58,371

Continental AG*	473	50,083

Covestro AG(a)	1,161	71,560

Daimler AG, Registered Shares	3,784	290,851

Daimler Truck Holding AG*	528	19,388

Delivery Hero SE*(a)	817	91,051

Deutsche Bank AG, Registered Shares*	9,460	118,531

Deutsche Boerse AG	1,032	172,635

Deutsche Post AG, Registered Shares	5,375	345,598

Deutsche Telekom AG, Registered Shares	13,932	258,248

Deutsche Wohnen SE, Bearer Shares	1,204	50,632

E.ON SE	7,525	104,332

Fresenius Medical Care AG & Co. KGaA	946	61,471

Fresenius SE & Co. KGaA	1,806	72,704

Hannover Rueck SE	173	32,884

HeidelbergCement AG	605	40,950

HelloFresh SE*	860	66,053

Henkel AG & Co. KGaA, Preference Shares	1,333	107,840

Infineon Technologies AG	10,409	482,481

Just Eat Takeaway.com N.V.*(a)	688	37,923

Knorr-Bremse AG	301	29,746

Merck KGaA	774	199,804

MTU Aero Engines AG	301	61,408

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	688	203,813

Porsche Automobil Holding SE, Preference Shares	645	61,203

Puma SE	516	63,080

RWE AG	3,909	158,787

SAP SE	5,762	818,413

Sartorius AG, Preference Shares	215	145,525

Scout24 SE(a)	860	60,068

Siemens AG, Registered Shares	4,042	701,803

Siemens Energy AG*	2,279	58,287

Siemens Healthineers AG(a)	1,634	122,306

Symrise AG	559	82,831

Volkswagen AG, Preference Shares	1,118	225,646

Vonovia SE	2,919	160,995

Zalando SE*(a)	1,075	86,968

Total Germany		7,330,316

Hong Kong – 2.0%

AIA Group Ltd.	60,200	606,919

CK Asset Holdings Ltd.	21,500	135,542

Hang Seng Bank Ltd.	8,600	157,411

Hong Kong & China Gas Co., Ltd.	86,100	134,070

Hong Kong Exchanges & Clearing Ltd.	4,400	257,014

Link REIT	17,200	151,454

MTR Corp., Ltd.	21,500	115,410

Power Assets Holdings Ltd.	21,500	134,025

Total Hong Kong		1,691,845

Ireland – 0.9%

CRH PLC	3,566	188,650

Experian PLC	4,988	245,378

Flutter Entertainment PLC*	943	149,061

Kerry Group PLC, Class A	555	71,477

Kingspan Group PLC	903	107,824

Smurfit Kappa Group PLC	605	33,327

Total Ireland		795,717

Israel – 0.6%

Bank Hapoalim BM	5,547	57,209

Bank Leumi Le-Israel BM	8,084	86,881

Check Point Software Technologies Ltd.*	1,161	135,326

Nice Ltd.*	516	157,781

Teva Pharmaceutical Industries Ltd., ADR*	3,268	26,177

Wix.com Ltd.*	387	61,065

Total Israel		524,439

Italy – 1.7%

Assicurazioni Generali SpA	4,904	103,896

Atlantia SpA*	2,407	47,778

Enel SpA	43,086	345,236

Eni SpA	12,042	167,343

Ferrari N.V.	688	177,994

FinecoBank Banca Fineco SpA	3,870	67,929

Intesa Sanpaolo SpA	67,854	175,470

Moncler SpA	1,161	84,525

Nexi SpA*(a)	3,741	59,517

Prysmian SpA	1,247	46,953

Snam SpA	2,408	14,513

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2021

Investments	Shares	Value

Telecom Italia SpA	48,891	$24,141

Terna – Rete Elettrica Nazionale	1,075	8,697

UniCredit SpA	9,374	144,381

Total Italy		1,468,373

Japan – 20.6%

Aeon Co., Ltd.	4,300	101,157

Ajinomoto Co., Inc.	4,300	130,581

Asahi Group Holdings Ltd.	4,300	167,063

Asahi Kasei Corp.	12,900	121,097

Astellas Pharma, Inc.	17,200	279,385

Bridgestone Corp.	4,300	184,800

Canon, Inc.	8,600	209,184

Chubu Electric Power Co., Inc.	8,600	90,515

Chugai Pharmaceutical Co., Ltd.	4,300	139,469

Dai-ichi Life Holdings, Inc.	8,600	173,673

Daiichi Sankyo Co., Ltd.	12,900	327,667

Daikin Industries Ltd.	100	22,656

Daiwa House Industry Co., Ltd.	4,300	123,524

ENEOS Holdings, Inc.	43,000	160,678

FANUC Corp.	200	42,343

Hitachi Ltd.	4,300	232,634

Honda Motor Co., Ltd.	8,600	241,223

Hoya Corp.	300	44,575

ITOCHU Corp.	8,600	262,731

Japan Exchange Group, Inc.	4,300	94,025

Japan Post Holdings Co., Ltd.	21,500	167,437

Japan Tobacco, Inc.	8,600	173,449

Kao Corp.	4,300	224,755

KDDI Corp.	8,600	251,081

Keyence Corp.	500	313,838

Kirin Holdings Co., Ltd.	8,600	137,938

Komatsu Ltd.	8,600	201,156

Kubota Corp.	8,600	190,700

Kyowa Kirin Co., Ltd.	4,300	117,064

M3, Inc.	3,900	196,194

Marubeni Corp.	21,500	209,016

MINEBEA MITSUMI, Inc.	4,300	121,918

MISUMI Group, Inc.	4,300	176,249

Mitsubishi Chemical Holdings Corp.	21,500	159,073

Mitsubishi Corp.	8,600	272,738

Mitsubishi Electric Corp.	17,200	217,847

Mitsubishi Estate Co., Ltd.	12,900	178,621

Mitsubishi Heavy Industries Ltd.	4,300	99,290

Mitsubishi UFJ Financial Group, Inc.	86,000	466,687

Mitsui Fudosan Co., Ltd.	8,600	170,163

Mizuho Financial Group, Inc.	17,200	218,519

MS&AD Insurance Group Holdings, Inc.	4,300	132,523

Murata Manufacturing Co., Ltd.	4,300	341,931

Nexon Co., Ltd.	4,300	83,046

Nidec Corp.	300	35,222

Nihon M&A Center Holdings, Inc.	4,300	105,339

Nippon Paint Holdings Co., Ltd.	8,600	93,651

Nippon Steel Corp.	8,600	140,290

Nippon Telegraph & Telephone Corp.	8,600	235,248

Nissan Motor Co., Ltd.*	34,400	166,033

Nomura Holdings, Inc.	38,700	168,606

Nomura Research Institute Ltd.	4,300	184,278

NTT Data Corp.	8,600	184,166

Odakyu Electric Railway Co., Ltd.	4,300	79,760

Olympus Corp.	8,600	197,870

Ono Pharmaceutical Co., Ltd.	4,300	106,646

Otsuka Holdings Co., Ltd.	4,300	155,675

Pan Pacific International Holdings Corp.	4,300	59,260

Panasonic Corp.	21,500	236,182

Rakuten Group Inc.	12,900	129,274

Recruit Holdings Co., Ltd.	8,600	520,683

Renesas Electronics Corp.*	12,900	159,409

Resona Holdings, Inc.	34,400	133,651

Sekisui House Ltd.	8,600	184,390

Seven & I Holdings Co., Ltd.	4,300	188,796

Shimadzu Corp.	4,300	181,290

Shin-Etsu Chemical Co., Ltd.	200	34,597

Shiseido Co., Ltd.	200	11,140

SoftBank Corp.	21,500	271,562

SoftBank Group Corp.	8,600	405,822

Sompo Holdings, Inc.	4,300	181,440

Sony Group Corp.	8,300	1,043,311

Subaru Corp.	8,600	153,621

Sumitomo Chemical Co., Ltd.	25,800	121,433

Sumitomo Corp.	12,900	190,495

Sumitomo Electric Industries Ltd.	8,600	111,986

Sumitomo Mitsui Financial Group, Inc.	8,600	294,471

Sumitomo Mitsui Trust Holdings, Inc.	4,300	143,501

Sumitomo Realty & Development Co., Ltd.	4,300	126,324

Suzuki Motor Corp.	4,300	165,383

Takeda Pharmaceutical Co., Ltd.	8,600	234,277

Terumo Corp.	4,300	181,477

Tokio Marine Holdings, Inc.	4,300	238,683

Tokyo Electron Ltd.	400	230,229

Tokyo Gas Co., Ltd.	4,300	76,997

Toray Industries, Inc.	21,500	127,295

Toshiba Corp.	4,300	176,623

Toyota Motor Corp.	64,500	1,179,321

Unicharm Corp.	4,300	186,668

Yamato Holdings Co., Ltd.	4,300	100,933

Z Holdings Corp.	38,700	224,292

Total Japan		17,827,813

Luxembourg – 0.2%

ArcelorMittal S.A.	2,924	93,587

Eurofins Scientific SE	645	79,804

Total Luxembourg		173,391

Macau – 0.1%

Sands China Ltd.*	34,400	80,128

Netherlands – 4.4%

Adyen N.V.*(a)	86	226,063

Aegon N.V.	6,491	32,427

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2021

Investments	Shares	Value

Akzo Nobel N.V.	817	$89,657

Argenx SE*	301	107,926

ASM International N.V.	516	228,087

ASML Holding N.V.	2,236	1,796,982

EXOR N.V.	304	27,297

Heineken N.V.	1,118	125,690

ING Groep N.V.	17,713	246,593

Koninklijke Ahold Delhaize N.V.	4,300	147,359

Koninklijke DSM N.V.	817	183,960

Koninklijke KPN N.V.	15,394	47,792

Koninklijke Philips N.V.	4,558	169,833

QIAGEN N.V.*	817	45,516

Randstad N.V.	258	17,616

Stellantis N.V.	10,320	195,825

Wolters Kluwer N.V.	946	111,452

Total Netherlands		3,800,075

New Zealand – 0.1%

Xero Ltd.*	1,032	106,125

Norway – 0.5%

DNB Bank ASA	3,739	85,649

Equinor ASA	5,117	136,886

Mowi ASA	2,365	55,971

Norsk Hydro ASA	6,837	53,900

Telenor ASA	1,720	27,034

Yara International ASA	645	32,549

Total Norway		391,989

Portugal – 0.1%

EDP – Energias de Portugal S.A.	17,845	98,057

Singapore – 0.8%

DBS Group Holdings Ltd.	12,900	312,513

Oversea-Chinese Banking Corp., Ltd.	17,200	145,444

Singapore Telecommunications Ltd.	73,100	125,796

United Overseas Bank Ltd.	4,300	85,799

Total Singapore		669,552

Spain – 2.1%

ACS Actividades de Construccion y Servicios S.A.	1,376	36,882

Aena SME S.A.*(a)	387	61,085

Amadeus IT Group S.A.*	2,537	172,066

Banco Bilbao Vizcaya Argentaria S.A.	31,992	191,002

Banco Santander S.A.	82,087	274,494

CaixaBank S.A.	13,545	37,184

Cellnex Telecom S.A.(a)	2,193	127,637

Endesa S.A.	989	22,719

Ferrovial S.A.	2,198	68,888

Grifols S.A.	989	18,979

Iberdrola S.A.	34,227	405,188

Industria de Diseno Textil S.A.	5,504	178,573

Repsol S.A.	6,965	82,659

Siemens Gamesa Renewable Energy S.A.*	1,935	46,364

Telefonica S.A.	21,579	94,527

Total Spain		1,818,247

Sweden – 2.8%

Alfa Laval AB	1,720	69,227

Assa Abloy AB, Class B	5,461	166,595

Atlas Copco AB, Class A	5,590	386,380

Boliden AB	1,332	51,492

Epiroc AB, Class A	5,977	151,309

EQT AB	1,333	72,584

Essity AB, Class B	2,408	78,566

Evolution AB(a)	903	128,281

H & M Hennes & Mauritz AB, Class B	4,386	86,268

Hexagon AB, Class B	15,136	240,150

Kinnevik AB, Class B*	1,634	58,249

Nibe Industrier AB, Class B	7,095	107,163

Sandvik AB	6,364	177,554

Skandinaviska Enskilda Banken AB, Class A	3,011	41,853

Skanska AB, Class B	817	21,134

SKF AB, Class B	2,150	50,937

Svenska Cellulosa AB SCA, Class B	3,311	58,786

Svenska Handelsbanken AB, Class A	4,045	43,721

Swedbank AB, Class A	2,235	44,953

Swedish Match AB	5,461	43,440

Telefonaktiebolaget LM Ericsson, Class B	16,942	186,732

Telia Co. AB	3,182	12,443

Volvo AB, Class B	8,256	191,175

Total Sweden		2,468,992

Switzerland – 10.5%

ABB Ltd., Registered Shares	11,180	428,230

Adecco Group AG, Registered Shares	556	28,436

Alcon, Inc.	2,666	236,243

Cie Financiere Richemont S.A., Registered Shares	2,709	407,175

Credit Suisse Group AG, Registered Shares	9,721	94,655

Geberit AG, Registered Shares	258	211,010

Givaudan S.A., Registered Shares	43	226,149

Glencore PLC*	51,471	261,396

Holcim Ltd., Registered Shares*	1,720	87,798

Julius Baer Group Ltd.	602	40,422

Kuehne + Nagel International AG, Registered Shares	344	111,149

Logitech International S.A., Registered Shares	1,290	108,846

Lonza Group AG, Registered Shares	387	323,480

Nestle S.A., Registered Shares	14,319	2,002,759

Novartis AG, Registered Shares	10,320	909,279

Partners Group Holding AG	129	214,139

Roche Holding AG	3,612	1,502,836

Schindler Holding AG, Participation Certificate	430	115,859

Sika AG, Registered Shares	817	340,914

Sonova Holding AG, Registered Shares	344	135,086

STMicroelectronics N.V.	5,762	284,184

Straumann Holding AG, Registered Shares	43	91,413

Swatch Group AG (The), Bearer Shares	215	65,834

Swiss Life Holding AG, Registered Shares	86	52,762

Swiss Re AG	1,118	110,751

Swisscom AG, Registered Shares	172	97,142

Temenos AG, Registered Shares	430	59,487

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2021

Investments	Shares	Value

UBS Group AG, Registered Shares	14,147	$254,946

Zurich Insurance Group AG	688	302,338

Total Switzerland		9,104,718

United Kingdom – 13.5%

Abrdn PLC	8,558	27,924

Admiral Group PLC	946	40,451

Anglo American PLC	6,364	259,971

Antofagasta PLC	1,807	32,760

Ashtead Group PLC	2,494	200,721

Associated British Foods PLC	2,493	67,803

AstraZeneca PLC	6,880	808,670

Aviva PLC	13,977	77,693

BAE Systems PLC	14,362	106,950

Barclays PLC	87,419	221,417

Barratt Developments PLC	5,335	54,050

BP PLC	102,254	457,736

British American Tobacco PLC	11,095	410,780

BT Group PLC	48,332	110,993

Bunzl PLC	1,634	63,850

Burberry Group PLC	1,806	44,459

CK Hutchison Holdings Ltd.	21,500	138,713

CNH Industrial N.V.	5,977	116,025

Coca-Cola Europacific Partners PLC	688	38,480

Compass Group PLC*	9,933	222,121

Croda International PLC	817	111,986

DCC PLC	430	35,236

Diageo PLC	11,868	648,771

Entain PLC*	3,483	79,396

Ferguson PLC	1,376	244,241

GlaxoSmithKline PLC	23,134	503,410

Halma PLC	3,827	165,871

HSBC Holdings PLC*	104,020	632,102

Imperial Brands PLC	3,350	73,347

Informa PLC*	8,256	57,768

InterContinental Hotels Group PLC*	860	55,690

Intertek Group PLC	817	62,301

James Hardie Industries PLC	2,924	117,562

Johnson Matthey PLC	903	25,024

Kingfisher PLC	9,503	43,544

Legal & General Group PLC	32,595	131,341

Lloyds Banking Group PLC	331,358	214,530

London Stock Exchange Group PLC	1,892	177,590

Melrose Industries PLC	23,388	50,653

Mondi PLC	2,104	52,037

National Grid PLC	16,580	237,997

Natwest Group PLC	14,107	43,125

Next PLC	559	61,707

Ocado Group PLC*	2,795	63,524

Pearson PLC	3,526	29,285

Persimmon PLC	1,374	53,151

Prudential PLC	14,745	254,535

Reckitt Benckiser Group PLC	3,741	321,349

RELX PLC	9,288	302,175

Rentokil Initial PLC	8,299	65,645

Rio Tinto Ltd.	1,806	131,450

Rio Tinto PLC	5,805	384,638

Rolls-Royce Holdings PLC*	48,203	80,227

Royal Dutch Shell PLC, Class A	37,837	831,145

Sage Group PLC (The)	7,826	90,375

Segro PLC	4,038	78,566

Smith & Nephew PLC	5,375	94,169

Smiths Group PLC	1,759	37,631

Spirax-Sarco Engineering PLC	387	84,130

SSE PLC	4,687	104,684

St. James’s Place PLC	3,053	69,615

Standard Chartered PLC	14,188	86,169

Taylor Wimpey PLC	16,598	39,454

Tesco PLC	33,580	131,854

Unilever PLC	13,588	726,140

United Utilities Group PLC	559	8,245

Vodafone Group PLC	133,039	202,287

Whitbread PLC*	1,075	43,608

WPP PLC	5,289	80,197

Total United Kingdom		11,721,044

TOTAL INVESTMENTS IN SECURITIES – 90.6% (Cost: $78,194,879)		78,521,317

Other Assets less Liabilities – 9.4%		8,186,496

NET ASSETS – 100.0%		$86,707,813
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank N.A.	1/3/2022	11,863,452	HKD	1,521,685	USD	$—	$(8)
JP Morgan Chase Bank N.A.	1/4/2022	21,762,000	JPY	189,343	USD	—	(363)
UBS AG	1/5/2022	63,000,000	JPY	547,436	USD	—	(347)
						$—	$(718)

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (concluded)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2021

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	46	3/31/22	$10,035,906	$760
5 Year U.S. Treasury Note	82	3/31/22	9,920,078	20,431
10 Year U.S. Treasury Note	76	3/22/22	9,915,625	40,833
U.S. Treasury Long Bond	61	3/22/22	9,786,688	85,812
Ultra 10 Year U.S. Treasury Note	67	3/22/22	9,811,312	72,592
			$49,469,609	$220,428

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$78,521,317	$—	$—	$78,521,317
Total Investments in Securities	$78,521,317	$—	$—	$78,521,317
Financial Derivative Instruments
Futures Contracts[1]	$220,428	$—	$—	$220,428
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(718)	$—	$(718)
Total – Net	$78,741,745	$(718)	$—	$78,741,027
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2021

Investments	Shares	Value

COMMON STOCKS – 90.4%

Argentina – 0.1%

Internet & Direct Marketing Retail – 0.1%

MercadoLibre, Inc.*	846	$1,140,746

China – 0.2%

Hotels, Restaurants & Leisure – 0.1%

Yum China Holdings, Inc.	7,969	397,175

Semiconductors & Semiconductor Equipment – 0.1%

NXP Semiconductors N.V.	5,236	1,192,656
Total China		1,589,831

Ireland – 0.1%

Technology Hardware, Storage & Peripherals – 0.1%

Seagate Technology Holdings PLC	5,370	606,703

Russia – 0.0%

Interactive Media & Services – 0.0%

Yandex N.V., Class A*	6,341	383,630

South Korea – 0.1%

Internet & Direct Marketing Retail – 0.1%

Coupang, Inc.*	18,149	533,218

United Kingdom – 0.4%

Chemicals – 0.4%

Linde PLC	11,415	3,954,498

United States – 89.5%

Aerospace & Defense – 1.2%

Boeing Co. (The)*	12,511	2,518,714

General Dynamics Corp.	4,883	1,017,959

Howmet Aerospace, Inc.	7,570	240,953

L3Harris Technologies, Inc.	4,469	952,970

Lockheed Martin Corp.	5,860	2,082,703

Northrop Grumman Corp.	3,271	1,266,106

Raytheon Technologies Corp.	33,193	2,856,590

TransDigm Group, Inc.*	944	600,648

Total Aerospace & Defense		11,536,643

Air Freight & Logistics – 0.5%

Expeditors International of Washington, Inc.	3,221	432,548

FedEx Corp.	5,184	1,340,790

United Parcel Service, Inc., Class B	15,960	3,420,866

Total Air Freight & Logistics		5,194,204

Airlines – 0.1%

Delta Air Lines, Inc.*	13,321	520,585

Southwest Airlines Co.*	10,773	461,515

United Airlines Holdings, Inc.*	5,684	248,846

Total Airlines		1,230,946

Auto Components – 0.1%

Aptiv PLC*	5,691	938,730

Automobiles – 2.3%

Ford Motor Co.	84,880	1,762,958

General Motors Co.*	26,966	1,581,017

Lucid Group, Inc.*	11,379	432,971

Tesla, Inc.*	17,766	18,774,753

Total Automobiles		22,551,699

Banks – 3.5%

Bank of America Corp.	161,725	7,195,145

Citigroup, Inc.	44,285	2,674,371

Citizens Financial Group, Inc.	9,175	433,519

Fifth Third Bancorp	13,416	584,267

First Republic Bank	4,063	839,050

Huntington Bancshares, Inc.	27,527	424,466

JPMorgan Chase & Co.	65,100	10,308,585

KeyCorp	19,890	460,056

M&T Bank Corp.	2,560	393,165

PNC Financial Services Group, Inc. (The)	9,189	1,842,578

Regions Financial Corp.	20,628	449,691

Signature Bank	893	288,859

SVB Financial Group*	1,165	790,150

Truist Financial Corp.	28,906	1,692,446

U.S. Bancorp	28,647	1,609,102

Wells Fargo & Co.	89,984	4,317,432

Total Banks		34,302,882

Beverages – 1.3%

Brown-Forman Corp., Class B	6,697	487,943

Coca-Cola Co. (The)	84,509	5,003,778

Constellation Brands, Inc., Class A	3,536	887,430

Keurig Dr. Pepper, Inc.	17,820	656,845

Monster Beverage Corp.*	8,012	769,473

PepsiCo, Inc.	30,247	5,254,206

Total Beverages		13,059,675

Biotechnology – 1.6%

AbbVie, Inc.	38,772	5,249,729

Alnylam Pharmaceuticals, Inc.*	1,771	300,326

Amgen, Inc.	11,050	2,485,919

Biogen, Inc.*	2,592	621,873

Exact Sciences Corp.*	3,139	244,308

Gilead Sciences, Inc.	23,427	1,701,034

Horizon Therapeutics PLC*	4,460	480,610

Moderna, Inc.*	7,207	1,830,434

Novavax, Inc.*	1,302	186,277

Regeneron Pharmaceuticals, Inc.*	1,739	1,098,213

Seagen, Inc.*	3,402	525,949

Vertex Pharmaceuticals, Inc.*	4,801	1,054,300

Total Biotechnology		15,778,972

Building Products – 0.4%

Carrier Global Corp.	14,654	794,833

Johnson Controls International PLC	16,023	1,302,830

Masco Corp.	5,809	407,908

Trane Technologies PLC	5,173	1,045,101

Total Building Products		3,550,672

Capital Markets – 3.0%

Ameriprise Financial, Inc.	2,518	759,580

Apollo Global Management, Inc.	4,158	301,164

Bank of New York Mellon Corp. (The)	16,443	955,009

BlackRock, Inc.	3,038	2,781,471

Blackstone, Inc.	14,966	1,936,451

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2021

Investments	Shares	Value

Charles Schwab Corp. (The)	35,936	$3,022,218

CME Group, Inc.	7,262	1,659,077

Coinbase Global, Inc., Class A*	3,096	781,338

FactSet Research Systems, Inc.	589	286,260

Goldman Sachs Group, Inc. (The)	7,445	2,848,085

Intercontinental Exchange, Inc.	11,885	1,625,511

KKR & Co., Inc.	11,995	893,627

MarketAxess Holdings, Inc.	820	337,241

Moody’s Corp.	3,454	1,349,063

Morgan Stanley	30,892	3,032,359

MSCI, Inc.	1,828	1,119,997

Nasdaq, Inc.	2,187	459,292

Northern Trust Corp.	4,871	582,620

Raymond James Financial, Inc.	3,572	358,629

S&P Global, Inc.	5,319	2,510,196

State Street Corp.	8,067	750,231

T. Rowe Price Group, Inc.	4,838	951,344

Total Capital Markets		29,300,763

Chemicals – 1.0%

Air Products & Chemicals, Inc.	4,371	1,329,920

Albemarle Corp.	2,316	541,411

Celanese Corp.	2,580	433,595

Corteva, Inc.	15,951	754,163

Dow, Inc.	15,357	871,049

DuPont de Nemours, Inc.	11,836	956,112

Ecolab, Inc.	5,724	1,342,793

International Flavors & Fragrances, Inc.	4,726	711,972

LyondellBasell Industries N.V., Class A	4,569	421,399

PPG Industries, Inc.	5,206	897,723

Sherwin-Williams Co. (The)	5,379	1,894,269

Total Chemicals		10,154,406

Commercial Services & Supplies – 0.4%

Cintas Corp.	2,105	932,873

Copart, Inc.*	4,955	751,277

Republic Services, Inc.	4,269	595,312

Waste Connections, Inc.	4,702	640,741

Waste Management, Inc.	8,861	1,478,901

Total Commercial Services & Supplies		4,399,104

Communications Equipment – 0.8%

Arista Networks, Inc.*	5,039	724,356

Cisco Systems, Inc.	92,330	5,850,952

Motorola Solutions, Inc.	3,461	940,354

Total Communications Equipment		7,515,662

Construction & Engineering – 0.0%

Quanta Services, Inc.	2,530	290,090

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	1,311	577,522

Vulcan Materials Co.	2,748	570,430

Total Construction Materials		1,147,952

Consumer Finance – 0.6%

Ally Financial, Inc.	7,448	354,599

American Express Co.	14,195	2,322,302

Capital One Financial Corp.	9,412	1,365,587

Discover Financial Services	6,331	731,610

Synchrony Financial	11,154	517,434

Upstart Holdings, Inc.*	1,218	184,284

Total Consumer Finance		5,475,816

Containers & Packaging – 0.2%

Amcor PLC	29,808	357,994

Avery Dennison Corp.	1,371	296,918

Ball Corp.	6,094	586,669

Crown Holdings, Inc.	2,497	276,218

International Paper Co.	6,728	316,082

Total Containers & Packaging		1,833,881

Distributors – 0.1%

Genuine Parts Co.	2,727	382,325

LKQ Corp.	5,621	337,429

Pool Corp.	816	461,856

Total Distributors		1,181,610

Diversified Financial Services – 1.1%

Berkshire Hathaway, Inc., Class A*	6	2,703,972

Berkshire Hathaway, Inc., Class B*	27,157	8,119,943

Total Diversified Financial Services		10,823,915

Diversified Telecommunication Services – 0.9%

AT&T, Inc.	153,588	3,778,265

Verizon Communications, Inc.	89,099	4,629,584

Total Diversified Telecommunication Services		8,407,849

Electric Utilities – 1.4%

Alliant Energy Corp.	5,732	352,346

American Electric Power Co., Inc.	9,792	871,194

Duke Energy Corp.	16,294	1,709,241

Edison International	7,562	516,106

Entergy Corp.	4,491	505,911

Evergy, Inc.	4,793	328,848

Eversource Energy	6,586	599,194

Exelon Corp.	19,518	1,127,360

FirstEnergy Corp.	11,525	479,325

NextEra Energy, Inc.	42,055	3,926,255

PG&E Corp.*	28,258	343,052

PPL Corp.	17,176	516,311

Southern Co. (The)	21,690	1,487,500

Xcel Energy, Inc.	9,862	667,657

Total Electric Utilities		13,430,300

Electrical Equipment – 0.5%

AMETEK, Inc.	5,262	773,724

Eaton Corp. PLC	8,306	1,435,443

Emerson Electric Co.	13,375	1,243,474

Generac Holdings, Inc.*	1,223	430,398

Rockwell Automation, Inc.	2,561	893,405

Total Electrical Equipment		4,776,444

Electronic Equipment, Instruments & Components – 0.6%

Amphenol Corp., Class A	11,452	1,001,592

CDW Corp.	3,128	640,552

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2021

Investments	Shares	Value

Cognex Corp.	3,042	$236,546

Corning, Inc.	18,006	670,364

Keysight Technologies, Inc.*	3,587	740,751

TE Connectivity Ltd.	7,054	1,138,092

Teledyne Technologies, Inc.*	775	338,590

Trimble, Inc.*	4,562	397,761

Zebra Technologies Corp., Class A*	976	580,915

Total Electronic Equipment, Instruments & Components		5,745,163

Energy Equipment & Services – 0.2%

Baker Hughes Co.	12,397	298,272

Halliburton Co.	19,821	453,306

Schlumberger N.V.	30,064	900,417

Total Energy Equipment & Services		1,651,995

Entertainment – 1.6%

Activision Blizzard, Inc.	16,366	1,088,830

AMC Entertainment Holdings, Inc., Class A*	9,571	260,331

Electronic Arts, Inc.	5,622	741,542

Netflix, Inc.*	8,968	5,402,682

ROBLOX Corp., Class A*	5,614	579,140

Roku, Inc.*	2,215	505,463

Spotify Technology S.A.*	2,145	501,994

Take-Two Interactive Software, Inc.*	2,637	468,648

Walt Disney Co. (The)*	39,680	6,146,035

Total Entertainment		15,694,665

Equity Real Estate Investment Trusts (REITs) – 2.4%

Alexandria Real Estate Equities, Inc.	2,636	587,723

American Tower Corp.	9,726	2,844,855

AvalonBay Communities, Inc.	2,744	693,107

Boston Properties, Inc.	2,604	299,929

Camden Property Trust	1,630	291,248

Crown Castle International Corp.	9,177	1,915,607

Digital Realty Trust, Inc.	5,265	931,221

Duke Realty Corp.	8,454	554,921

Equinix, Inc.	1,840	1,556,346

Equity LifeStyle Properties, Inc.	3,044	266,837

Equity Residential	7,018	635,129

Essex Property Trust, Inc.	1,288	453,672

Extra Space Storage, Inc.	2,980	675,655

Healthpeak Properties, Inc.	11,646	420,304

Invitation Homes, Inc.	12,706	576,090

Kimco Realty Corp.	11,443	282,070

Mid-America Apartment Communities, Inc.	2,294	526,335

Prologis, Inc.	15,419	2,595,943

Public Storage	3,163	1,184,733

Realty Income Corp.	7,367	527,403

SBA Communications Corp.	2,167	843,006

Simon Property Group, Inc.	6,971	1,113,757

Sun Communities, Inc.	2,290	480,831

UDR, Inc.	4,896	293,711

Ventas, Inc.	7,402	378,390

VICI Properties, Inc.	14,033	422,534

W.P. Carey, Inc.	3,541	290,539

Welltower, Inc.	8,979	770,129

Weyerhaeuser Co.	15,593	642,120

Total Equity Real Estate Investment Trusts (REITs)		23,054,145

Food & Staples Retailing – 1.3%

Costco Wholesale Corp.	9,692	5,502,148

Kroger Co. (The)	14,729	666,635

Sysco Corp.	11,459	900,104

Walgreens Boots Alliance, Inc.	16,435	857,250

Walmart, Inc.	30,554	4,420,858

Total Food & Staples Retailing		12,346,995

Food Products – 0.6%

Archer-Daniels-Midland Co.	11,005	743,828

Conagra Brands, Inc.	9,679	330,538

General Mills, Inc.	13,551	913,066

Hershey Co. (The)	2,986	577,701

Kellogg Co.	5,236	337,303

Kraft Heinz Co. (The)	13,753	493,733

McCormick & Co., Inc., Non-Voting Shares	4,420	427,016

Mondelez International, Inc., Class A	29,660	1,966,755

Tyson Foods, Inc., Class A	5,847	509,625

Total Food Products		6,299,565

Health Care Equipment & Supplies – 2.5%

Abbott Laboratories	38,850	5,467,749

ABIOMED, Inc.*	806	289,491

Align Technology, Inc.*	1,607	1,056,088

Baxter International, Inc.	9,785	839,944

Becton, Dickinson and Co.	6,093	1,532,268

Boston Scientific Corp.*	29,661	1,259,999

Cooper Cos., Inc. (The)	923	386,682

DexCom, Inc.*	1,786	958,993

Edwards Lifesciences Corp.*	13,186	1,708,246

Hologic, Inc.*	4,093	313,360

IDEXX Laboratories, Inc.*	1,770	1,165,474

Intuitive Surgical, Inc.*	7,021	2,522,645

Medtronic PLC	29,555	3,057,465

ResMed, Inc.	2,710	705,901

STERIS PLC	1,839	447,631

Stryker Corp.	7,392	1,976,769

Teleflex, Inc.	840	275,923

Zimmer Biomet Holdings, Inc.	4,536	576,253

Total Health Care Equipment & Supplies		24,540,881

Health Care Providers & Services – 2.4%

AmerisourceBergen Corp.	3,561	473,221

Anthem, Inc.	5,176	2,399,283

Cardinal Health, Inc.	6,660	342,923

Centene Corp.*	10,329	851,110

Cigna Corp.	7,001	1,607,640

CVS Health Corp.	29,141	3,006,186

HCA Healthcare, Inc.	5,199	1,335,727

Humana, Inc.	2,520	1,168,927

Laboratory Corp. of America Holdings*	2,228	700,060

McKesson Corp.	3,428	852,098

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2021

Investments	Shares	Value

Quest Diagnostics, Inc.	2,746	$475,085

UnitedHealth Group, Inc.	19,532	9,807,799

Total Health Care Providers & Services		23,020,059

Health Care Technology – 0.2%

Cerner Corp.	7,013	651,297

Teladoc Health, Inc.*	3,202	294,008

Veeva Systems, Inc., Class A*	2,732	697,971

Total Health Care Technology		1,643,276

Hotels, Restaurants & Leisure – 1.8%

Airbnb, Inc., Class A*	7,073	1,177,584

Booking Holdings, Inc.*	876	2,101,726

Caesars Entertainment, Inc.*	3,509	328,197

Carnival Corp.*	16,928	340,591

Chipotle Mexican Grill, Inc.*	533	931,817

Darden Restaurants, Inc.	2,292	345,267

Domino’s Pizza, Inc.	792	446,949

DraftKings, Inc., Class A*	7,951	218,414

Expedia Group, Inc.*	2,959	534,751

Hilton Worldwide Holdings, Inc.*	5,600	873,544

Marriott International, Inc., Class A*	6,158	1,017,548

McDonald’s Corp.	16,378	4,390,450

MGM Resorts International	8,319	373,357

Royal Caribbean Cruises Ltd.*	4,377	336,591

Starbucks Corp.	25,992	3,040,284

Yum! Brands, Inc.	5,627	781,365

Total Hotels, Restaurants & Leisure		17,238,435

Household Durables – 0.2%

D.R. Horton, Inc.	7,112	771,297

Garmin Ltd.	3,048	415,046

Lennar Corp., Class A	5,270	612,163

NVR, Inc.*	47	277,717

Total Household Durables		2,076,223

Household Products – 1.2%

Church & Dwight Co., Inc.	4,533	464,633

Clorox Co. (The)	2,724	474,957

Colgate-Palmolive Co.	18,433	1,573,072

Kimberly-Clark Corp.	6,699	957,421

Procter & Gamble Co. (The)	52,395	8,570,774

Total Household Products		12,040,857

Industrial Conglomerates – 0.8%

3M Co.	12,795	2,272,776

General Electric Co.	20,843	1,969,038

Honeywell International, Inc.	14,764	3,078,442

Roper Technologies, Inc.	1,880	924,697

Total Industrial Conglomerates		8,244,953

Insurance – 1.5%

Aflac, Inc.	14,159	826,744

Allstate Corp. (The)	6,121	720,136

American International Group, Inc.	16,344	929,320

Aon PLC, Class A	4,808	1,445,092

Arthur J. Gallagher & Co.	4,422	750,281

Athene Holding Ltd., Class A*	3,542	295,155

Chubb Ltd.	8,707	1,683,150

Cincinnati Financial Corp.	2,762	314,675

Hartford Financial Services Group, Inc. (The)	7,181	495,776

Markel Corp.*	349	430,666

Marsh & McLennan Cos., Inc.	10,009	1,739,764

MetLife, Inc.	16,440	1,027,335

Principal Financial Group, Inc.	4,791	346,533

Progressive Corp. (The)	12,232	1,255,615

Prudential Financial, Inc.	8,037	869,925

Travelers Cos., Inc. (The)	4,507	705,030

Willis Towers Watson PLC	2,651	629,586

Total Insurance		14,464,783

Interactive Media & Services – 5.8%

Alphabet, Inc., Class A*	6,569	19,030,656

Alphabet, Inc., Class C*	6,144	17,778,217

Match Group, Inc.*	5,279	698,148

Meta Platforms, Inc., Class A*	49,254	16,566,583

Pinterest, Inc., Class A*	11,601	421,696

Snap, Inc., Class A*	23,369	1,099,044

Twitter, Inc.*	17,498	756,263

Total Interactive Media & Services		56,350,607

Internet & Direct Marketing Retail – 3.4%

Amazon.com, Inc.*	9,427	31,432,823

DoorDash, Inc., Class A*	3,887	578,774

eBay, Inc.	14,023	932,530

Etsy, Inc.*	2,604	570,120

Wayfair, Inc., Class A*	1,003	190,540

Total Internet & Direct Marketing Retail		33,704,787

IT Services – 4.6%

Accenture PLC, Class A	14,497	6,009,731

Affirm Holdings, Inc.*	3,434	345,323

Akamai Technologies, Inc.*	3,575	418,418

Automatic Data Processing, Inc.	9,354	2,306,509

Block, Inc.*	8,809	1,422,742

Broadridge Financial Solutions, Inc.	2,623	479,537

Cloudflare, Inc., Class A*	3,666	482,079

Cognizant Technology Solutions Corp., Class A	11,944	1,059,672

EPAM Systems, Inc.*	1,215	812,167

Fidelity National Information Services, Inc.	13,121	1,432,157

Fiserv, Inc.*	12,137	1,259,699

FleetCor Technologies, Inc.*	1,656	370,679

Gartner, Inc.*	1,898	634,539

Global Payments, Inc.	5,667	766,065

International Business Machines Corp.	19,370	2,588,994

MasterCard, Inc., Class A	19,022	6,834,985

MongoDB, Inc.*	952	503,941

Okta, Inc.*	2,745	615,347

Paychex, Inc.	6,961	950,177

PayPal Holdings, Inc.*	25,658	4,838,586

Snowflake, Inc., Class A*	5,743	1,945,441

Twilio, Inc., Class A*	3,505	923,007

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2021

Investments	Shares	Value

VeriSign, Inc.*	1,859	$471,851

Visa, Inc., Class A	36,786	7,971,894

Total IT Services		45,443,540

Leisure Products – 0.0%

Peloton Interactive, Inc., Class A*	4,837	172,971

Life Sciences Tools & Services – 1.8%

Agilent Technologies, Inc.	6,026	962,051

Avantor, Inc.*	10,619	447,485

Bio-Rad Laboratories, Inc., Class A*	400	302,228

Bio-Techne Corp.	743	384,384

Charles River Laboratories International, Inc.*	917	345,507

Danaher Corp.	14,466	4,759,459

Illumina, Inc.*	2,637	1,003,220

IQVIA Holdings, Inc.*	4,087	1,153,106

Mettler-Toledo International, Inc.*	441	748,470

PerkinElmer, Inc.	1,830	367,940

Repligen Corp.*	873	231,205

Thermo Fisher Scientific, Inc.	8,469	5,650,855

Waters Corp.*	1,276	475,438

West Pharmaceutical Services, Inc.	1,348	632,226

Total Life Sciences Tools & Services		17,463,574

Machinery – 1.3%

Caterpillar, Inc.	11,972	2,475,091

Cummins, Inc.	3,125	681,688

Deere & Co.	6,232	2,136,890

Dover Corp.	3,144	570,950

Fortive Corp.	7,181	547,838

IDEX Corp.	1,387	327,776

Illinois Tool Works, Inc.	6,048	1,492,646

Ingersoll Rand, Inc.	6,282	388,667

Otis Worldwide Corp.	8,784	764,823

PACCAR, Inc.	7,226	637,767

Parker-Hannifin Corp.	2,971	945,135

Stanley Black & Decker, Inc.	3,445	649,796

Westinghouse Air Brake Technologies Corp.	3,937	362,637

Xylem, Inc.	3,643	436,869

Total Machinery		12,418,573

Media – 0.8%

Charter Communications, Inc., Class A*	2,618	1,706,857

Comcast Corp., Class A	100,133	5,039,694

Liberty Broadband Corp., Class C*	3,396	547,096

Omnicom Group, Inc.	4,513	330,667

ViacomCBS, Inc., Class B	11,471	346,195

Total Media		7,970,509

Metals & Mining – 0.3%

Freeport-McMoRan, Inc.	31,152	1,299,973

Newmont Corp.	15,532	963,294

Nucor Corp.	5,605	639,811

Total Metals & Mining		2,903,078

Multi-Utilities – 0.5%

Ameren Corp.	4,906	436,683

CenterPoint Energy, Inc.	9,794	273,351

CMS Energy Corp.	4,853	315,688

Consolidated Edison, Inc.	6,641	566,610

Dominion Energy, Inc.	16,999	1,335,441

DTE Energy Co.	3,475	415,401

Public Service Enterprise Group, Inc.	9,663	644,812

Sempra Energy	5,370	710,344

WEC Energy Group, Inc.	6,469	627,946

Total Multi-Utilities		5,326,276

Multiline Retail – 0.4%

Dollar General Corp.	4,567	1,077,036

Dollar Tree, Inc.*	5,299	744,615

Target Corp.	10,144	2,347,727

Total Multiline Retail		4,169,378

Oil, Gas & Consumable Fuels – 2.1%

Cheniere Energy, Inc.	5,884	596,755

Chevron Corp.	41,756	4,900,067

ConocoPhillips	28,222	2,037,064

Devon Energy Corp.	11,959	526,794

Diamondback Energy, Inc.	3,085	332,717

EOG Resources, Inc.	9,671	859,075

Exxon Mobil Corp.	92,549	5,663,073

Hess Corp.	5,744	425,228

Kinder Morgan, Inc.	44,828	710,972

Marathon Petroleum Corp.	13,670	874,743

Occidental Petroleum Corp.	18,964	549,766

ONEOK, Inc.	8,340	490,059

Phillips 66	9,398	680,979

Pioneer Natural Resources Co.	5,022	913,402

Valero Energy Corp.	8,881	667,052

Williams Cos., Inc. (The)	26,583	692,221

Total Oil, Gas & Consumable Fuels		20,919,967

Personal Products – 0.2%

Estee Lauder Cos., Inc. (The), Class A	4,909	1,817,312

Pharmaceuticals – 3.3%

Bristol-Myers Squibb Co.	48,952	3,052,157

Catalent, Inc.*	2,740	350,802

Eli Lilly & Co.	17,382	4,801,256

Johnson & Johnson	57,422	9,823,181

Merck & Co., Inc.	54,439	4,172,205

Pfizer, Inc.	121,952	7,201,266

Royalty Pharma PLC, Class A	6,655	265,202

Viatris, Inc.	23,286	315,060

Zoetis, Inc.	10,524	2,568,172

Total Pharmaceuticals		32,549,301

Professional Services – 0.4%

CoStar Group, Inc.*	7,143	564,511

Equifax, Inc.	2,177	637,404

IHS Markit Ltd.	8,462	1,124,769

Jacobs Engineering Group, Inc.	3,015	419,779

Leidos Holdings, Inc.	2,548	226,517

TransUnion	3,261	386,689

Verisk Analytics, Inc.	3,259	745,431

Total Professional Services		4,105,100

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2021

Investments	Shares	Value

Real Estate Management & Development – 0.1%

CBRE Group, Inc., Class A*	7,054	$765,430

Road & Rail – 1.0%

CSX Corp.	43,415	1,632,404

JB Hunt Transport Services, Inc.	1,412	288,613

Lyft, Inc. , Class A*	4,754	203,138

Norfolk Southern Corp.	5,227	1,556,130

Old Dominion Freight Line, Inc.	2,162	774,818

Uber Technologies, Inc.*	37,169	1,558,496

Union Pacific Corp.	14,324	3,608,645

Total Road & Rail		9,622,244

Semiconductors & Semiconductor Equipment – 5.4%

Advanced Micro Devices, Inc.*	26,700	3,842,130

Analog Devices, Inc.	11,523	2,025,398

Applied Materials, Inc.	18,947	2,981,500

Broadcom, Inc.	6,918	4,603,306

Enphase Energy, Inc.*	2,505	458,265

Entegris, Inc.	2,269	314,438

Intel Corp.	84,432	4,348,248

KLA Corp.	2,968	1,276,566

Lam Research Corp.	2,783	2,001,394

Marvell Technology, Inc.	13,782	1,205,787

Microchip Technology, Inc.	10,966	954,700

Micron Technology, Inc.	25,046	2,333,035

Monolithic Power Systems, Inc.	863	425,744

NVIDIA Corp.	50,683	14,906,377

ON Semiconductor Corp.*	7,664	520,539

Qorvo, Inc.*	2,144	335,300

QUALCOMM, Inc.	24,794	4,534,079

Skyworks Solutions, Inc.	3,478	539,577

Teradyne, Inc.	3,240	529,837

Texas Instruments, Inc.	20,263	3,818,968

Xilinx, Inc.	5,175	1,097,255

Total Semiconductors & Semiconductor Equipment		53,052,443

Software – 9.5%

Adobe, Inc.*	10,241	5,807,261

ANSYS, Inc.*	1,768	709,180

Atlassian Corp. PLC, Class A*	2,334	889,931

Autodesk, Inc.*	4,587	1,289,819

Avalara, Inc.*	1,484	191,599

Bill.com Holdings, Inc.*	1,400	348,810

Cadence Design Systems, Inc.*	5,936	1,106,174

Coupa Software, Inc.*	1,308	206,729

Crowdstrike Holdings, Inc., Class A*	4,592	940,212

Datadog, Inc., Class A*	4,065	724,017

DocuSign, Inc.*	3,890	592,486

Dynatrace, Inc.*	3,724	224,743

Fortinet, Inc.*	2,764	993,382

HubSpot, Inc.*	842	555,004

Intuit, Inc.	5,363	3,449,589

Microsoft Corp.	163,262	54,908,276

Nuance Communications, Inc.*	6,109	337,950

Oracle Corp.	34,883	3,042,146

Palantir Technologies, Inc., Class A*	33,986	618,885

Palo Alto Networks, Inc.*	2,199	1,224,315

Paycom Software, Inc.*	999	414,775

RingCentral, Inc., Class A*	1,386	259,667

salesforce.com, Inc.*	19,653	4,994,417

ServiceNow, Inc.*	3,942	2,558,792

Splunk, Inc.*	3,256	376,784

SS&C Technologies Holdings, Inc.	5,422	444,496

Synopsys, Inc.*	3,005	1,107,343

Trade Desk, Inc. (The), Class A*	8,451	774,450

Tyler Technologies, Inc.*	823	442,733

Unity Software, Inc.*	2,059	294,416

Workday, Inc., Class A*	3,828	1,045,733

Zendesk, Inc.*	2,127	221,825

Zoom Video Communications, Inc., Class A*	4,439	816,376

Zscaler, Inc.*	1,703	547,225

Total Software		92,459,540

Specialty Retail – 2.2%

Advance Auto Parts, Inc.	1,039	249,235

AutoZone, Inc.*	428	897,255

Bath & Body Works, Inc.	5,148	359,279

Best Buy Co., Inc.	4,870	494,792

Burlington Stores, Inc.*	1,250	364,388

CarMax, Inc.*	3,194	415,955

Carvana Co.*	1,249	289,506

Home Depot, Inc. (The)	23,028	9,556,850

Lowe’s Cos., Inc.	15,478	4,000,753

O’Reilly Automotive, Inc.*	1,617	1,141,974

Ross Stores, Inc.	6,956	794,932

TJX Cos., Inc. (The)	26,484	2,010,665

Tractor Supply Co.	2,564	611,770

Ulta Beauty, Inc.*	1,019	420,174

Total Specialty Retail		21,607,528

Technology Hardware, Storage & Peripherals – 6.4%

Apple, Inc.	341,222	60,590,791

Dell Technologies, Inc., Class C*	6,341	356,174

Hewlett Packard Enterprise Co.	27,520	433,990

HP, Inc.	24,940	939,490

NetApp, Inc.	3,091	284,341

Western Digital Corp.*	7,081	461,752

Total Technology Hardware, Storage & Peripherals		63,066,538

Textiles, Apparel & Luxury Goods – 0.6%

lululemon athletica, Inc.*	2,209	864,713

NIKE, Inc., Class B	27,454	4,575,758

VF Corp.	6,982	511,222

Total Textiles, Apparel & Luxury Goods		5,951,693

Tobacco – 0.5%

Altria Group, Inc.	38,096	1,805,369

Philip Morris International, Inc.	32,599	3,096,905

Total Tobacco		4,902,274

Trading Companies & Distributors – 0.2%

Fastenal Co.	11,233	719,586

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2021

Investments	Shares	Value

United Rentals, Inc.*	1,648	$547,614

W.W. Grainger, Inc.	963	499,065

Total Trading Companies & Distributors		1,766,265

Water Utilities – 0.1%

American Water Works Co., Inc.	3,874	731,644

Wireless Telecommunication Services – 0.2%

T-Mobile U.S., Inc.*	14,058	1,630,447
Total United States		875,815,229

TOTAL INVESTMENTS IN SECURITIES – 90.4% (Cost: $705,317,758)		884,023,855

Other Assets less Liabilities – 9.6%		94,302,349

NET ASSETS – 100.0%		$978,326,204
*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	526	3/31/22	$114,758,407	$(113,646)
5 Year U.S. Treasury Note	951	3/31/22	115,048,711	392,855
10 Year U.S. Treasury Note	881	3/22/22	114,942,969	1,137,987
U.S. Treasury Long Bond	718	3/22/22	115,194,125	1,498,827
Ultra 10 Year U.S. Treasury Note	785	3/22/22	114,953,437	1,688,869
			$574,897,649	$4,604,892

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$884,023,855	$—	$—	$884,023,855
Total Investments in Securities	$884,023,855	$—	$—	$884,023,855
Financial Derivative Instruments
Futures Contracts[1]	$4,718,538	$—	$—	$4,718,538
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(113,646)	$—	$—	$(113,646)
Total – Net	$888,628,747	$—	$—	$888,628,747
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

December 31, 2021

Investments	Shares	Value

COMMON STOCKS – 100.0%

Australia – 2.9%

IT Services – 1.6%

Appen Ltd.	2,376	$19,279

Software – 1.3%

BrainChip Holdings Ltd.*	32,750	16,191
Total Australia		35,470

Canada – 3.1%

Machinery – 1.6%

ATS Automation Tooling Systems, Inc.*	500	19,887

Software – 1.5%

Kinaxis, Inc.*	131	18,390
Total Canada		38,277

China – 8.4%

Auto Components – 1.6%

Nexteer Automotive Group Ltd.	16,000	19,866

Automobiles – 1.1%

NIO, Inc., ADR*	439	13,908

Interactive Media & Services – 2.0%

Baidu, Inc., ADR*	87	12,945

Tencent Holdings Ltd.	200	11,718

Total Interactive Media & Services		24,663

Internet & Direct Marketing Retail – 0.8%

Alibaba Group Holding Ltd., ADR*	83	9,860

Semiconductors & Semiconductor Equipment – 1.7%

NXP Semiconductors N.V.	90	20,500

Technology Hardware, Storage & Peripherals – 1.2%

Xiaomi Corp., Class B*	5,800	14,060
Total China		102,857

Germany – 1.5%

Auto Components – 1.5%

Continental AG*	174	18,424

Israel – 1.3%

Health Care Equipment & Supplies – 0.6%

Nano-X Imaging Ltd.*	508	7,387

Technology Hardware, Storage & Peripherals – 0.7%

Nano Dimension Ltd., ADR*	2,234	8,489
Total Israel		15,876

Italy – 0.7%

Software – 0.7%

Kaleyra, Inc.*	864	8,675

Japan – 11.1%

Auto Components – 2.0%

Denso Corp.	300	24,825

Commercial Services & Supplies – 0.5%

MetaReal Corp.	500	6,487

Electronic Equipment, Instruments & Components – 1.6%

Omron Corp.	200	19,904

IT Services – 0.9%

Neural Pocket, Inc.*	800	10,303

Machinery – 1.7%

FANUC Corp.	100	21,171

Software – 3.2%

AI inside, Inc.*	300	15,527

PKSHA Technology, Inc.*	1,100	23,995

Total Software		39,522

Wireless Telecommunication Services – 1.2%

SoftBank Group Corp.	300	14,156
Total Japan		136,368

Netherlands – 1.4%

Semiconductors & Semiconductor Equipment – 1.4%

ASML Holding N.V., Registered shares	22	17,515

South Korea – 5.5%

Semiconductors & Semiconductor Equipment – 2.1%

SK Hynix, Inc.	229	25,236

Software – 1.6%

Alchera, Inc.*	687	19,736

Technology Hardware, Storage & Peripherals – 1.8%

Samsung Electronics Co., Ltd.	344	22,658
Total South Korea		67,630

Sweden – 2.2%

Electronic Equipment, Instruments & Components – 2.2%

Hexagon AB, Class B	1,226	19,452
Smart Eye AB*	349	7,578
Total Electronic Equipment, Instruments & Components		27,030

Switzerland – 1.6%

Semiconductors & Semiconductor Equipment – 1.6%

STMicroelectronics N.V.	411	20,271

Taiwan – 6.8%

Semiconductors & Semiconductor Equipment – 6.8%

Alchip Technologies Ltd.	500	18,433

Macronix International Co., Ltd.	15,000	22,879

Nanya Technology Corp.	8,000	22,583
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	164	19,731
Total Semiconductors & Semiconductor Equipment		83,626

United Kingdom – 1.2%

Software – 1.2%

Darktrace PLC*	2,548	14,502

United States – 52.3%

Auto Components – 1.6%

Luminar Technologies, Inc.*	1,171	19,802

Automobiles – 1.3%

Tesla, Inc.*	15	15,852

Biotechnology – 1.0%

Recursion Pharmaceuticals, Inc., Class A*	732	12,539

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

December 31, 2021

Investments	Shares	Value

Consumer Finance – 0.5%

Upstart Holdings, Inc.*	44	$6,657

Electrical Equipment – 0.9%

Stem, Inc.*	568	10,775

Electronic Equipment, Instruments & Components – 3.7%

Cognex Corp.	204	15,863

FARO Technologies, Inc.*	219	15,334

Velodyne Lidar, Inc.*	3,060	14,199

Total Electronic Equipment, Instruments & Components		45,396

Health Care Equipment & Supplies – 0.9%

Stereotaxis, Inc.*	1,751	10,856

Insurance – 0.7%

Lemonade, Inc.*	201	8,464

Interactive Media & Services – 1.2%

Alphabet, Inc., Class A*	5	14,485

Internet & Direct Marketing Retail – 1.4%

Amazon.com, Inc.*	4	13,337

Remark Holdings, Inc.*	4,628	4,589

Total Internet & Direct Marketing Retail		17,926

IT Services – 3.5%

Grid Dynamics Holdings, Inc.*	680	25,819

Twilio, Inc., Class A*	64	16,854

Total IT Services		42,673

Life Sciences Tools & Services – 1.0%

Illumina, Inc.*	32	12,174

Semiconductors & Semiconductor Equipment – 15.2%

Advanced Micro Devices, Inc.*	144	20,722

Analog Devices, Inc.	103	18,104

Ceva, Inc.*	416	17,988

Lattice Semiconductor Corp.*	243	18,726

Marvell Technology, Inc.	276	24,147

NVIDIA Corp.	66	19,411

ON Semiconductor Corp.*	331	22,481

QUALCOMM, Inc.	125	22,859

Teradyne, Inc.	136	22,240

Total Semiconductors & Semiconductor Equipment		186,678

Software – 18.1%

Appian Corp.*	193	12,586

Autodesk, Inc.*	44	12,372

C3.ai, Inc., Class A*	412	12,875

Cadence Design Systems, Inc.*	109	20,312

Cerence, Inc.*	182	13,948

Crowdstrike Holdings, Inc., Class A*	71	14,537

Dynatrace, Inc.*	256	15,450

Microsoft Corp.	40	13,453

Pegasystems, Inc.	163	18,227

PROS Holdings, Inc.*	653	22,522

Synopsys, Inc.*	58	21,373

UiPath, Inc., Class A*	346	14,923

Veritone, Inc.*	629	14,140

Yext, Inc.*	1,601	15,882

Total Software		222,600

Technology Hardware, Storage & Peripherals – 1.3%

Apple, Inc.	89	15,804
Total United States		642,681

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,249,485)		1,229,202

Other Assets less Liabilities – (0.0)%		(184)

NET ASSETS – 100.0%		$1,229,018
*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,229,202	$—	$—	$1,229,202
Total Investments in Securities	$1,229,202	$—	$—	$1,229,202

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited)

WisdomTree BioRevolution Fund (WDNA)

December 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.9%

Denmark – 3.3%

Biotechnology – 1.0%

Genmab A/S, ADR*	1,080	$42,725

Chemicals – 2.3%

Chr Hansen Holding A/S	448	35,304

Novozymes A/S, Class B	772	63,410

Total Chemicals		98,714
Total Denmark		141,439

Germany – 5.1%

Biotechnology – 1.8%

BioNTech SE, ADR*	240	61,872

CureVac N.V.*	439	15,062

Total Biotechnology		76,934

Life Sciences Tools & Services – 1.2%

Evotec SE*	1,038	50,168

Oil, Gas & Consumable Fuels – 1.3%

VERBIO Vereinigte BioEnergie AG	824	56,504

Pharmaceuticals – 0.8%

Bayer AG, Registered Shares	592	31,641
Total Germany		215,247

Japan – 2.3%

Biotechnology – 1.2%

Takara Bio, Inc.	2,200	50,513

Pharmaceuticals – 1.1%

Takeda Pharmaceutical Co., Ltd.	1,700	46,311
Total Japan		96,824

Netherlands – 0.4%

Biotechnology – 0.4%

uniQure N.V.*	811	16,820

Sweden – 2.0%

Biotechnology – 1.5%

Vitrolife AB	1,040	64,326

Life Sciences Tools & Services – 0.5%

BICO Group AB, Class B*	733	22,491
Total Sweden		86,817

Switzerland – 1.3%

Biotechnology – 0.4%

CRISPR Therapeutics AG*	231	17,505

Pharmaceuticals – 0.9%

Novartis AG, Registered Shares	444	39,120
Total Switzerland		56,625

United Kingdom – 4.6%

Biotechnology – 1.2%

Genus PLC	755	50,497

Pharmaceuticals – 3.4%

AstraZeneca PLC, ADR	1,416	82,482

GlaxoSmithKline PLC	2,786	60,625

Total Pharmaceuticals		143,107
Total United Kingdom		193,604

United States – 80.9%

Biotechnology – 40.5%

2seventy bio, Inc.*	396	10,149

Agenus, Inc.*	11,603	37,362

Agios Pharmaceuticals, Inc.*	737	24,225

Allogene Therapeutics, Inc.*	2,406	35,898

Alnylam Pharmaceuticals, Inc.*	267	45,278

Amgen, Inc.	223	50,168

Amicus Therapeutics, Inc.*	3,276	37,838

Arcturus Therapeutics Holdings, Inc.*	788	29,164

Arena Pharmaceuticals, Inc.*	556	51,675

Arrowhead Pharmaceuticals, Inc.*	351	23,271

Beam Therapeutics, Inc.*	346	27,573

Biogen, Inc.*	193	46,305

BioMarin Pharmaceutical, Inc.*	482	42,585

Bluebird Bio, Inc.*	1,271	12,697

Blueprint Medicines Corp.*	481	51,520

Bridgebio Pharma, Inc.*	755	12,593

Editas Medicine, Inc.*	627	16,647

Epizyme, Inc.*	3,295	8,237

Exact Sciences Corp.*	296	23,038

Fate Therapeutics, Inc.*	328	19,191

Generation Bio Co.*	1,145	8,107

Geron Corp.*	21,624	26,381

Gilead Sciences, Inc.	860	62,445

Gossamer Bio, Inc.*	4,283	48,441

Homology Medicines, Inc.*	4,641	16,893

Inovio Pharmaceuticals, Inc.*	6,207	30,973

Intellia Therapeutics, Inc.*	183	21,638

Invitae Corp.*	1,223	18,675

Ionis Pharmaceuticals, Inc.*	647	19,688

Iovance Biotherapeutics, Inc.*	865	16,513

MacroGenics, Inc.*	1,114	17,880

Mirati Therapeutics, Inc.*	164	24,057

Moderna, Inc.*	186	47,240

Myriad Genetics, Inc.*	1,341	37,012

Natera, Inc.*	355	33,153

Novavax, Inc.*	141	20,173

Passage Bio, Inc.*	2,119	13,456

Precigen, Inc.*	5,093	18,895

Precision BioSciences, Inc.*	4,611	34,121

Regeneron Pharmaceuticals, Inc.*	89	56,205

REGENXBIO, Inc.*	1,527	49,933

Rocket Pharmaceuticals, Inc.*	590	12,880

Sana Biotechnology, Inc.*	2,433	37,663

Sangamo Therapeutics, Inc.*	3,360	25,200

Sarepta Therapeutics, Inc.*	505	45,475

Seagen, Inc.*	291	44,989

Sorrento Therapeutics, Inc.*	3,722	17,307

Stoke Therapeutics, Inc.*	1,336	32,051

Turning Point Therapeutics, Inc.*	469	22,371

Twist Bioscience Corp.*	211	16,329

Ultragenyx Pharmaceutical, Inc.*	384	32,291

Vaxart, Inc.*	3,294	20,653

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree BioRevolution Fund (WDNA)

December 31, 2021

Investments	Shares	Value

VBI Vaccines, Inc.*	8,386	$19,623

Veracyte, Inc.*	1,152	47,462

Vericel Corp.*	661	25,977

Vertex Pharmaceuticals, Inc.*	246	54,022

Verve Therapeutics, Inc.*	1,091	40,225

Total Biotechnology		1,721,811

Chemicals – 4.7%

Amyris, Inc.*	3,157	17,079

Corteva, Inc.	1,043	49,313

Dow, Inc.	789	44,752

DuPont de Nemours, Inc.	479	38,694

FMC Corp.	442	48,571

Total Chemicals		198,409

Food Products – 4.0%

Archer-Daniels-Midland Co.	770	52,044

Beyond Meat, Inc.*	308	20,069

Darling Ingredients, Inc.*	751	52,037

Tyson Foods, Inc., Class A	523	45,585

Total Food Products		169,735

Health Care Providers & Services – 1.4%

Laboratory Corp. of America Holdings*	196	61,585

Life Sciences Tools & Services – 18.5%

10X Genomics, Inc., Class A*	184	27,409

Agilent Technologies, Inc.	399	63,700

Berkeley Lights, Inc.*	2,659	48,341

Bio-Rad Laboratories, Inc., Class A*	62	46,845

Bio-Techne Corp.	123	63,633

Codexis, Inc.*	682	21,326

Danaher Corp.	211	69,421

Illumina, Inc.*	128	48,696

NanoString Technologies, Inc.*	552	23,311

NeoGenomics, Inc.*	1,219	41,592

Pacific Biosciences of California, Inc.*	787	16,102

PerkinElmer, Inc.	410	82,435

Personalis, Inc.*	1,635	23,331

QIAGEN N.V.*	1,112	61,805

Repligen Corp.*	272	72,037

Thermo Fisher Scientific, Inc.	112	74,731

Total Life Sciences Tools & Services		784,715
Oil, Gas & Consumable Fuels – 2.5%

Alto Ingredients, Inc.*	6,431	30,933

Green Plains, Inc.*	1,317	45,779

Renewable Energy Group, Inc.*	683	28,987

Total Oil, Gas & Consumable Fuels		105,699

Pharmaceuticals – 9.3%

Catalent, Inc.*	468	59,918

Eli Lilly & Co.	285	78,723

Johnson & Johnson	311	53,203

Merck & Co., Inc.	665	50,965

Pfizer, Inc.	1,358	80,190

Zoetis, Inc.	304	74,185

Total Pharmaceuticals		397,184
Total United States		3,439,138

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $4,382,758)		4,246,514

Other Assets less Liabilities – 0.1%		2,870

NET ASSETS – 100.0%		$4,249,384
*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,246,514	$—	$—	$4,246,514
Total Investments in Securities	$4,246,514	$—	$—	$4,246,514

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

December 31, 2021

Investments	Shares	Value

COMMON STOCKS – 100.0%

Canada – 1.8%

IT Services – 1.8%

Shopify, Inc., Class A*	15,289	$21,058,916

China – 1.1%

Software – 1.1%

Agora, Inc., ADR*(a)	815,354	13,216,888

Israel – 3.0%

IT Services – 1.4%

Wix.com Ltd.*	105,675	16,674,458

Software – 1.6%

JFrog Ltd.*	635,525	18,875,093
Total Israel		35,549,551

United States – 94.1%

Diversified Consumer Services – 1.1%

2U, Inc.*(a)	624,623	12,536,184

Health Care Technology – 1.5%

Veeva Systems, Inc., Class A*	69,715	17,810,788

IT Services – 13.1%

BigCommerce Holdings, Inc., Series 1*(a)	406,904	14,392,194

Block, Inc.*	84,773	13,691,687

Cloudflare, Inc., Class A*	186,239	24,490,429

Fastly, Inc., Class A*(a)	541,930	19,211,419

Okta, Inc.*	96,543	21,642,044

PayPal Holdings, Inc.*	81,709	15,408,683

Snowflake, Inc., Class A*	83,224	28,192,130

Twilio, Inc., Class A*	65,441	17,233,233

Total IT Services		154,261,819

Software – 78.4%

Adobe, Inc.*	34,508	19,568,106

Anaplan, Inc.*	380,043	17,424,972

Appfolio, Inc., Class A*	177,099	21,439,605

Asana, Inc., Class A*	298,630	22,262,866

Atlassian Corp. PLC, Class A*	64,600	24,631,334

Avalara, Inc.*	133,635	17,253,615

Bill.com Holdings, Inc.*	106,642	26,569,854

Blackline, Inc.*	208,543	21,592,542

Box, Inc., Class A*	893,199	23,392,882

C3.ai, Inc., Class A*(a)	487,846	15,245,188

Coupa Software, Inc.*	103,837	16,411,438

Crowdstrike Holdings, Inc., Class A*	93,958	19,237,900

Datadog, Inc., Class A*	169,191	30,134,609

DocuSign, Inc.*	78,029	11,884,597

Domo, Inc., Class B*	245,452	12,174,419

Dropbox, Inc., Class A*	724,725	17,784,751

Elastic N.V.*	143,885	17,710,805

Everbridge, Inc.*(a)	153,560	10,339,195

HubSpot, Inc.*	33,658	22,185,671

Mimecast Ltd.*	376,499	29,958,025

Momentive Global, Inc.*	1,139,512	24,100,679

nCino, Inc.*	369,900	20,292,714

New Relic, Inc.*	301,438	33,146,122

PagerDuty, Inc.*(a)	574,564	19,966,099

Paycom Software, Inc.*	47,701	19,804,978

Paylocity Holding Corp.*	88,755	20,960,381

Q2 Holdings, Inc.*	275,045	21,849,575

Qualtrics International, Inc., Class A*	502,198	17,777,809

Qualys, Inc.*	202,921	27,844,820

RingCentral, Inc., Class A*	88,777	16,632,371

salesforce.com, Inc.*	86,591	22,005,371

ServiceNow, Inc.*	37,181	24,134,559

Smartsheet, Inc., Class A*	305,842	23,687,463

Sprout Social, Inc., Class A*	214,246	19,429,970

Sumo Logic, Inc.*	1,148,547	15,574,297

Tenable Holdings, Inc.*	547,602	30,156,442

UiPath, Inc., Class A*(a)	365,376	15,758,667

Workday, Inc., Class A*	94,635	25,852,389

Workiva, Inc.*	164,471	21,461,821

Yext, Inc.*	1,815,940	18,014,125

Zendesk, Inc.*	185,665	19,363,003

Zoom Video Communications, Inc., Class A*	65,478	12,042,059

Zscaler, Inc.*	90,661	29,132,099

Zuora, Inc., Class A*	1,418,091	26,489,940

Total Software		922,680,127
Total United States		1,107,288,918
TOTAL COMMON STOCKS (Cost: $1,258,182,947)		1,177,114,273

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $6,443,845)	6,443,845	6,443,845

TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $1,264,626,792)		1,183,558,118

Other Assets less Liabilities – (0.5)%		(6,088,267)

NET ASSETS – 100.0%		$1,177,469,851
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2021 (See Note 2). At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $39,645,337 and the total market value of the collateral held by the Fund was $42,317,326. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $35,873,481.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund (WCLD)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,177,114,273	$—	$—	$1,177,114,273
Investment of Cash Collateral for Securities Loaned	—	6,443,845	—	6,443,845
Total Investments in Securities	$1,177,114,273	$6,443,845	$—	$1,183,558,118

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

December 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.9%

Canada – 0.7%

Software – 0.7%

Absolute Software Corp.	32,632	$306,389

Israel – 5.0%

Communications Equipment – 3.6%

Radware Ltd.*	35,222	1,466,644

Software – 1.4%

Tufin Software Technologies Ltd.*	53,743	566,989
Total Israel		2,033,633

Japan – 3.9%

Software – 3.9%

Trend Micro, Inc.*	28,700	1,592,575

United Kingdom – 6.0%

Software – 6.0%

Avast PLC(a)	151,041	1,242,195

Darktrace PLC*	216,852	1,234,191

Total Software		2,476,386
Total United Kingdom		2,476,386

United States – 84.3%

IT Services – 16.6%

Akamai Technologies, Inc.*	11,020	1,289,781

Cloudflare, Inc., Class A*	17,158	2,256,277

Fastly, Inc., Class A*	37,395	1,325,653

Okta, Inc.*	8,612	1,930,552

Total IT Services		6,802,263

Software – 67.7%

Crowdstrike Holdings, Inc., Class A*	8,349	1,709,458

CyberArk Software Ltd.*	7,604	1,317,621

Datadog, Inc., Class A*	15,949	2,840,676

Datto Holding Corp.*	50,739	1,336,973

Elastic N.V.*	10,301	1,267,950

Fortinet, Inc.*	5,297	1,903,742

Palo Alto Networks, Inc.*	4,655	2,591,718

Ping Identity Holding Corp.*	48,182	1,102,404

Qualys, Inc.*	10,739	1,473,606

Rapid7, Inc.*	18,474	2,174,205

Sailpoint Technologies Holdings, Inc.*	36,114	1,745,751

SentinelOne, Inc., Class A*	25,798	1,302,541

Splunk, Inc.*	8,017	927,727

Sumo Logic, Inc.*	90,314	1,224,658

Tenable Holdings, Inc.*	35,706	1,966,329

Varonis Systems, Inc.*	17,771	866,869

Zscaler, Inc.*	6,077	1,952,722

Total Software		27,704,950
Total United States		34,507,213

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $40,528,122)		40,916,196

Other Assets less Liabilities – 0.1%		37,670

NET ASSETS – 100.0%		$40,953,866
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$40,916,196	$—	$—	$40,916,196
Total Investments in Securities	$40,916,196	$—	$—	$40,916,196

See Notes to Financial Statements.

100	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

December 31, 2021

	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets ESG Fund	WisdomTree International ESG Fund	WisdomTree U.S. Corporate Bond Fund
ASSETS:

Investments, at cost	$147,705,861	$45,152,538	$22,586,376	$6,404,221	$48,771,027

Foreign currency, at cost	122,497	—	9,435	3,796	—
Investments in securities, at value[1,2] (Note 2)	172,201,360	48,191,631	28,589,338	7,820,400	48,615,827

Cash	35,615	49,101	14,228	2,387	708,162

Foreign currency, at value	122,996	—	9,513	3,805	—

Unrealized appreciation on foreign currency contracts	435,846	148,403	—	—	—

Receivables:
Investment securities sold	117,068	40,380	8,664	12,659	—

Dividends	162,818	71,885	25,044	8,098	—

Securities lending income	1,926	896	695	66	506

Interest	—	—	—	—	436,529

Foreign tax reclaims	351,624	47,382	522	27,002	—
Total Assets	173,429,253	48,549,678	28,648,004	7,874,417	49,761,024
LIABILITIES:

Foreign currency due to custodian, at value	—	4,068	—	—	—

Unrealized depreciation on foreign currency contracts	1,382,834	370,021	6	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	3,643,425	942,163	189,650	60,624	1,281,320

Advisory fees (Note 3)	56,374	18,839	7,675	1,956	7,432

Service fees (Note 2)	620	173	106	29	182

Foreign capital gains tax	—	—	115,569	—	—
Total Liabilities	5,083,253	1,335,264	313,006	62,609	1,288,934
NET ASSETS	$168,346,000	$47,214,414	$28,334,998	$7,811,808	$48,472,090
NET ASSETS:

Paid-in capital	$186,984,789	$46,453,985	$30,934,867	$9,489,067	$48,593,258

Total distributable earnings (loss)	(18,638,789)	760,429	(2,599,869)	(1,677,259)	(121,168)
NET ASSETS	$168,346,000	$47,214,414	$28,334,998	$7,811,808	$48,472,090
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,450,000	1,350,000	800,000	250,000	900,000
Net asset value per share	$30.89	$34.97	$35.42	$31.25	$53.86
[1] Includes market value of securities out on loan of:	$5,111,961	$1,719,380	$485,443	$71,048	$1,972,993
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	101

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2021

	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short- Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund	WisdomTree U.S. Efficient Core Fund
ASSETS:

Investments, at cost	$184,359,361	$40,095,588	$33,535,920	$78,194,879	$705,317,758

Foreign currency, at cost	—	—	11,742,541	43,594	—
Investments in securities, at value[1,2] (Note 2)	185,820,694	39,978,324	33,856,951	78,521,317	884,023,855

Cash	1,120,449	775,013	584,646	9,608,251	87,949,415

Deposits at broker for futures contracts	—	—	257,914	706,515	8,069,755

Foreign currency, at value	—	—	11,743,936	43,634	—

Unrealized appreciation on foreign currency contracts	—	—	33,740	—	—

Receivables:
Investment securities sold	—	—	7,838,102	—	31,990,087

Capital shares sold	—	—	—	—	6,640,872

Dividends	—	—	6,415	18,453	528,904

Securities lending income	2,243	231	—	—	—

Interest	2,713,543	302,609	—	—	—

Foreign tax reclaims	—	—	12	6,565	—

Net variation margin on futures contracts	—	—	24,234	64,781	752,537
Total Assets	189,656,929	41,056,177	54,345,950	88,969,516	1,019,955,425
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	1,828	718	—

Payables:

Cash collateral received for securities loaned (Note 2)	5,789,870	559,068	—	—	—

Investment securities purchased	—	—	22,781,959	2,255,442	5,977,679

Capital shares redeemed	—	—	—	—	35,485,626

Advisory fees (Note 3)	59,303	6,192	1,253	5,451	162,344

Service fees (Note 2)	687	152	17	92	3,572

Foreign capital gains tax	—	—	1,976	—	—
Total Liabilities	5,849,860	565,412	22,787,033	2,261,703	41,629,221
NET ASSETS	$183,807,069	$40,490,765	$31,558,917	$86,707,813	$978,326,204
NET ASSETS:

Paid-in capital	$181,332,776	$40,597,053	$31,377,192	$86,381,611	$793,150,668

Total distributable earnings (loss)	2,474,293	(106,288)	181,725	326,202	185,175,536
NET ASSETS	$183,807,069	$40,490,765	$31,558,917	$86,707,813	$978,326,204
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,500,000	800,000	850,000	2,150,000	22,100,000
Net asset value per share	$52.52	$50.61	$37.13	$40.33	$44.27
[1] Includes market value of securities out on loan of:	$6,315,232	$682,163	—	—	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

102	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

December 31, 2021

	WisdomTree Artificial Intelligence and Innovation Fund	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund	WisdomTree Cybersecurity Fund
ASSETS:

Investments, at cost	$1,249,485	$4,382,758	$1,264,626,792	$40,528,122

Foreign currency, at cost	—	395	—	389
Investments in securities, at value[1,2] (Note 2)	1,229,202	4,246,514	1,183,558,118	40,916,196

Cash	55	2,784	793,997	53,213

Foreign currency, at value	—	397	—	392

Receivables:
Investment securities sold	—	—	3,971,631	—

Dividends	112	947	—	196

Securities lending income	—	—	7,583	—

Foreign tax reclaims	—	30	—	—
Total Assets	1,229,369	4,250,672	1,188,331,329	40,969,997
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	—	—	6,443,845	—

Capital shares redeemed	—	—	3,955,652	—

Advisory fees (Note 3)	348	1,276	457,508	15,975

Service fees (Note 2)	3	12	4,473	156
Total Liabilities	351	1,288	10,861,478	16,131
NET ASSETS	$1,229,018	$4,249,384	$1,177,469,851	$40,953,866
NET ASSETS:

Paid-in capital	$1,249,999	$4,405,783	$1,186,833,612	$39,640,032

Total distributable earnings (loss)	(20,981)	(156,399)	(9,363,761)	1,313,834
NET ASSETS	$1,229,018	$4,249,384	$1,177,469,851	$40,953,866
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	50,000	180,000	22,700,000	1,570,000
Net asset value per share	$24.58	$23.61	$51.87	$26.09
[1] Includes market value of securities out on loan of:	—	—	$39,645,337	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	103

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended December 31, 2021

	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets ESG Fund	WisdomTree International ESG Fund	WisdomTree U.S. Corporate Bond Fund
INVESTMENT INCOME:

Dividends[1]	$2,817,671	$626,280	$411,249	$75,962	$—

Interest	—	—	—	—	599,212

Non-cash dividends	58,477	1,003	80,265	2,325	—

Other income (Note 6)	35,470	4,125	—	—	—

Securities lending income, net (Note 2)	26,744	7,991	2,713	532	1,805
Total investment income	2,938,362	639,399	494,227	78,819	601,017
EXPENSES:

Advisory fees (Note 3)	333,262	106,785	51,555	11,780	44,515

Service fees (Note 2)	3,666	979	709	172	1,088

Other fees (Note 6)	10,165	1,238	—	—	—
Total expenses	347,093	109,002	52,264	11,952	45,603
Net investment income	2,591,269	530,397	441,963	66,867	555,414
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(1,012,317)	(370,535)	584,631	173,202	106,969

In-kind redemptions	—	4,317,441	298,940	—	—

Futures contracts	—	3,195	—	—	—

Foreign currency contracts	5,878,746	1,527,171	(3,557)	297	—

Foreign currency related transactions	(66,199)	(13,444)	(4,479)	(1,063)	—
Net realized gain	4,800,230	5,463,828	875,535	172,436	106,969
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	1,149,407	(3,864,953)	(4,262,819)	(44,196)	(565,207)

Foreign currency contracts	(2,618,469)	(619,480)	(6)	—	—

Translation of assets and liabilities denominated in foreign currencies	(2,873)	1,218	(730)	197	—
Net decrease in unrealized appreciation/depreciation	(1,471,935)	(4,483,215)	(4,263,555)	(43,999)	(565,207)
Net realized and unrealized gain (loss) on investments	3,328,295	980,613	(3,388,020)	128,437	(458,238)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,919,564	$1,511,010	$(2,946,057)	$195,304	$97,176
[1] Net of foreign withholding tax of:	$171,458	$56,971	$59,081	$7,814	—
[2] Net of foreign capital gains tax of:	—	—	$28,951	—	—
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	$7,981	—	—

See Notes to Financial Statements.

104	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended December 31, 2021

	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short- Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund	WisdomTree U.S. Efficient Core Fund
INVESTMENT INCOME:

Dividends[1]	$—	$—	$29,991	$183,408	$4,212,490

Dividends from affiliates (Note 3)	—	—	237	—	—

Interest	3,984,011	259,207	—	—	—

Non-cash dividends	—	—	1,251	1,041	14,087

Securities lending income, net (Note 2)	13,732	720	—	—	—
Total investment income	3,997,743	259,927	31,479	184,449	4,226,577
EXPENSES:

Advisory fees (Note 3)	347,543	34,300	4,455	22,138	715,822

Service fees (Note 2)	4,024	838	61	375	15,748
Total expenses	351,567	35,138	4,516	22,513	731,570
Expense waivers (Note 3)	—	—	(477)	—	—
Net expenses	351,567	35,138	4,039	22,513	731,570
Net investment income	3,646,176	224,789	27,440	161,936	3,495,007
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	85,417	41,568	(182,851)	(542)	(731,295)

Investment transactions in affiliates (Note 3)	—	—	14,075	—	—

In-kind redemptions	1,263,488	—	—	—	17,616,691

Futures contracts	—	—	15,180	(205,769)	(2,537,090)

Foreign currency contracts	—	—	(17,737)	(1,716)	18

Foreign currency related transactions	—	—	(18,211)	(2,523)	(10)
Net realized gain (loss)	1,348,905	41,568	(189,544)	(210,550)	14,348,314
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	(2,284,131)	(561,237)	268,337	340,858	46,197,621

Investment transactions in affiliates (Note 3)	—	—	(1,884)	—	—

Futures contracts	—	—	49,177	209,451	2,023,079

Foreign currency contracts	—	—	31,912	(718)	—

Translation of assets and liabilities denominated in foreign currencies	—	—	(22,078)	415	—
Net increase (decrease) in unrealized appreciation/depreciation	(2,284,131)	(561,237)	325,464	550,006	48,220,700
Net realized and unrealized gain (loss) on investments	(935,226)	(519,669)	135,920	339,456	62,569,014
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,710,950	$(294,880)	$163,360	$501,392	$66,064,021
[1] Net of foreign withholding tax of:	—	—	$4,273	$15,972	$939
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	$1,976	—	—

See Notes to Financial Statements.

WisdomTree Trust	105

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months or Period Ended December 31, 2021

	WisdomTree Artificial Intelligence and Innovation Fund[1]	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund	WisdomTree Cybersecurity Fund
INVESTMENT INCOME:

Dividends[2]	$133	$6,723	$—	$221,324

Securities lending income, net (Note 2)	—	—	80,019	14
Total investment income	133	6,723	80,019	221,338
EXPENSES:

Advisory fees (Note 3)	348	6,169	2,980,997	83,123

Service fees (Note 2)	3	60	29,148	813
Total expenses	351	6,229	3,010,145	83,936
Net investment income (loss)	(218)	494	(2,930,126)	137,402
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	—	(15,874)	(17,732,910)	(389,931)

In-kind redemptions	—	—	108,397,420	1,743,350

Foreign currency contracts	315	53	—	(14,145)

Foreign currency related transactions	(795)	(63)	—	16,618
Net realized gain (loss)	(480)	(15,884)	90,664,510	1,355,892
Net decrease in unrealized appreciation/depreciation:

Investment transactions	(20,283)	(237,047)	(179,088,250)	(498,565)

Foreign currency contracts	—	—	—	(21)

Translation of assets and liabilities denominated in foreign currencies	—	2	—	—
Net decrease in unrealized appreciation/depreciation	(20,283)	(237,045)	(179,088,250)	(498,586)
Net realized and unrealized gain (loss) on investments	(20,763)	(252,929)	(88,423,740)	857,306
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,981)	$(252,435)	$(91,353,866)	$994,708
[1] For the period December 9, 2021 (commencement of operations) through December 31, 2021.
[2] Net of foreign withholding tax of:	$28	$37	—	$301

See Notes to Financial Statements.

106	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged International Equity Fund		WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund		WisdomTree Emerging Markets ESG Fund

	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,591,269	$5,069,975	$530,397	$1,104,430	$441,963	$621,876

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	4,800,230	(13,911,409)	5,463,828	(1,823,424)	875,535	5,032,282

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,471,935)	42,916,984	(4,483,215)	12,323,707	(4,263,555)	7,069,078
Net increase (decrease) in net assets resulting from operations	5,919,564	34,075,550	1,511,010	11,604,713	(2,946,057)	12,723,236
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(3,856,400)	(5,826,707)	(804,223)	(1,376,310)	(536,816)	(678,548)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,623,161	7,730,083	15,801,056	—	—	—

Cost of shares redeemed	—	(72,463,771)	(10,629,801)	(6,907,300)	(3,585,906)	(10,123,196)
Net increase (decrease) in net assets resulting from capital share transactions	4,623,161	(64,733,688)	5,171,255	(6,907,300)	(3,585,906)	(10,123,196)
Net Increase (Decrease) in Net Assets	6,686,325	(36,484,845)	5,878,042	3,321,103	(7,068,779)	1,921,492
NET ASSETS:

Beginning of period	$161,659,675	$198,144,520	$41,336,372	$38,015,269	$35,403,777	$33,482,285

End of period	$168,346,000	$161,659,675	$47,214,414	$41,336,372	$28,334,998	$35,403,777
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5,300,000	7,800,000	1,200,000	1,450,000	900,000	1,200,000

Shares created	150,000	250,000	450,000	—	—	—

Shares redeemed	—	(2,750,000)	(300,000)	(250,000)	(100,000)	(300,000)
Shares outstanding, end of period	5,450,000	5,300,000	1,350,000	1,200,000	800,000	900,000

See Notes to Financial Statements.

WisdomTree Trust	107

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International ESG Fund		WisdomTree U.S. Corporate Bond Fund		WisdomTree U.S. High Yield Corporate Bond Fund

	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$66,867	$264,869	$555,414	$1,064,372	$3,646,176	$5,188,130

Net realized gain on investments and foreign currency related transactions	172,436	4,957,506	106,969	582,562	1,348,905	2,280,595

Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(43,999)	(1,064,241)	(565,207)	(644,650)	(2,284,131)	5,486,180
Net increase in net assets resulting from operations	195,304	4,158,134	97,176	1,002,284	2,710,950	12,954,905
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(77,520)	(320,460)	(653,166)	(1,241,380)	(3,631,850)	(5,187,250)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	—	22,168,592	52,353,344	129,194,909

Cost of shares redeemed	—	(14,506,297)	—	(10,978,661)	(25,984,374)	(41,686,889)
Net increase (decrease) in net assets resulting from capital share transactions	—	(14,506,297)	—	11,189,931	26,368,970	87,508,020
Net Increase (Decrease) in Net Assets	117,784	(10,668,623)	(555,990)	10,950,835	25,448,070	95,275,675
NET ASSETS:

Beginning of period	$7,694,024	$18,362,647	$49,028,080	$38,077,245	$158,358,999	$63,083,324

End of period	$7,811,808	$7,694,024	$48,472,090	$49,028,080	$183,807,069	$158,358,999
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	250,000	750,000	900,000	700,000	3,000,000	1,300,000

Shares created	—	—	—	400,000	1,000,000	2,500,000

Shares redeemed	—	(500,000)	—	(200,000)	(500,000)	(800,000)
Shares outstanding, end of period	250,000	250,000	900,000	900,000	3,500,000	3,000,000

See Notes to Financial Statements.

108	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Short-Term Corporate Bond Fund		WisdomTree Emerging Markets Efficient Core Fund		WisdomTree International Efficient Core Fund

	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Six Months Ended December 31, 2021 (unaudited)	For the Period May 20, 2021* through June 30, 2021	For the Six Months Ended December 31, 2021 (unaudited)	For the Period May 20, 2021* through June 30, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$224,789	$428,070	$27,440	$6,326	$161,936	$4,509

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	41,568	235,153	(189,544)	3,913	(210,550)	(84)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(561,237)	(245,808)	325,464	68,084	550,006	(3,534)
Net increase (decrease) in net assets resulting from operations	(294,880)	417,415	163,360	78,323	501,392	891
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(393,248)	(521,988)	(56,958)	(3,000)	(174,081)	(2,000)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	10,293,094	10,358,506	29,377,191	2,000,000	84,381,609	2,000,000

Cost of shares redeemed	—	—	—	(119)	—	(118)
Net increase in net assets resulting from capital share transactions	10,293,094	10,358,506	29,377,191	1,999,881	84,381,609	1,999,882
Net Increase in Net Assets	9,604,966	10,253,933	29,483,593	2,075,204	84,708,920	1,998,773
NET ASSETS:

Beginning of period	$30,885,799	$20,631,866	$2,075,324	$120	$1,998,893	$120

End of period	$40,490,765	$30,885,799	$31,558,917	$2,075,324	$86,707,813	$1,998,893
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	600,000	400,000	50,000	3	50,000	3

Shares created	200,000	200,000	800,000	50,000	2,100,000	50,000

Shares redeemed	—	—	—	(3)	—	(3)
Shares outstanding, end of period	800,000	600,000	850,000	50,000	2,150,000	50,000
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust	109

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Efficient Core Fund		WisdomTree Artificial Intelligence and Innovation Fund	WisdomTree BioRevolution Fund

	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Period December 9, 2021* through December 31, 2021 (unaudited)	For the Six Months Ended December 31, 2021 (unaudited)	For the Period June 3, 2021* through June 30, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$3,495,007	$4,443,974	$(218)	$494	$(112)

Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	14,348,314	(6,770,600)	(480)	(15,884)	(231)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	48,220,700	111,302,431	(20,283)	(237,045)	100,803
Net increase (decrease) in net assets resulting from operations	66,064,021	108,975,805	(20,981)	(252,435)	100,460
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(3,713,786)	(4,558,343)	—	(4,424)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	436,541,932	192,382,346	1,250,000	1,841,161	2,564,622

Cost of shares redeemed	(39,850,013)	(16,194,891)	(101)	—	(100)
Net increase in net assets resulting from capital share transactions	396,691,919	176,187,455	1,249,899	1,841,161	2,564,522
Net Increase in Net Assets	459,042,154	280,604,917	1,228,918	1,584,302	2,664,982
NET ASSETS:

Beginning of period	$519,284,050	$238,679,133	$100	$2,665,082	$100

End of period	$978,326,204	$519,284,050	$1,229,018	$4,249,384	$2,665,082
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	12,800,000	7,800,000	4	100,000	4

Shares created	10,200,000	5,450,000	50,000	80,000	100,000

Shares redeemed	(900,000)	(450,000)	(4)	—	(4)
Shares outstanding, end of period	22,100,000	12,800,000	50,000	180,000	100,000
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

110	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Cloud Computing Fund		WisdomTree Cybersecurity Fund

	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Six Months Ended December 31, 2021 (unaudited)	For the Period January 28, 2021* through June 30, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(2,930,126)	$(4,511,983)	$137,402	$(10,713)

Net realized gain (loss) on investments and foreign currency contracts	90,664,510	255,254,863	1,355,892	(390,587)

Net increase (decrease) in unrealized appreciation/depreciation on investments	(179,088,250)	47,066,707	(498,586)	886,660
Net increase (decrease) in net assets resulting from operations	(91,353,866)	297,809,587	994,708	485,360
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	—	—	(177,112)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	401,208,704	1,791,135,471	19,156,011	26,389,247

Cost of shares redeemed	(409,426,832)	(1,232,674,591)	(5,894,362)	(86)
Net increase (decrease) in net assets resulting from capital share transactions	(8,218,128)	558,460,880	13,261,649	26,389,161
Net Increase (Decrease) in Net Assets	(99,571,994)	856,270,467	14,079,245	26,874,521
NET ASSETS:

Beginning of period	$1,277,041,845	$420,771,378	$26,874,621	$100

End of period	$1,177,469,851	$1,277,041,845	$40,953,866	$26,874,621
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	22,850,000	10,800,004	1,100,000	4

Shares created	7,025,000	37,050,000	690,000	1,100,000

Shares redeemed	(7,175,000)	(25,000,004)	(220,000)	(4)
Shares outstanding, end of period	22,700,000	22,850,000	1,570,000	1,100,000
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust	111

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged International Equity Fund	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net asset value, beginning of period	$30.50	$25.40	$28.84	$28.96	$28.27	$24.26
Investment operations:

Net investment income[1]	0.48	0.91	0.80	1.04	1.00	0.98

Net realized and unrealized gain (loss)	0.62	5.27	(3.44)	(0.17)	0.70	4.32
Total from investment operations	1.10	6.18	(2.64)	0.87	1.70	5.30
Dividends and distributions to shareholders:

Net investment income	(0.71)	(1.08)	(0.80)	(0.99)	(1.01)	(0.83)

Capital gains	—	—	—	—	—	(0.46)
Total dividends and distributions to shareholders	(0.71)	(1.08)	(0.80)	(0.99)	(1.01)	(1.29)
Net asset value, end of period	$30.89	$30.50	$25.40	$28.84	$28.96	$28.27

TOTAL RETURN[2]	3.66%	24.76%	(9.34)%[3]	3.11%	6.04%	22.25%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$168,346	$161,660	$198,145	$252,362	$262,129	$450,964

Ratios to average net assets of:

Expenses, net of expense waivers	0.41%[4,7]	0.39%	0.35%	0.35%	0.35%	0.35%

Expenses, prior to expense waivers	0.41%[4,7]	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	3.10%[4]	3.26%	2.87%	3.68%	3.33%	3.67%
Portfolio turnover rate[5]	31%	38%	17%	26%	15%	27%

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net asset value, beginning of period	$34.45	$26.22	$29.60	$31.50	$30.12	$23.87
Investment operations:

Net investment income[1]	0.42	0.88	0.88	1.12	1.11	0.86

Net realized and unrealized gain (loss)	0.73	8.46	(3.39)	(2.29)	0.92	6.18
Total from investment operations	1.15	9.34	(2.51)	(1.17)	2.03	7.04
Dividends to shareholders:

Net investment income	(0.63)	(1.11)	(0.87)	(0.73)	(0.65)	(0.79)
Net asset value, end of period	$34.97	$34.45	$26.22	$29.60	$31.50	$30.12

TOTAL RETURN[2]	3.33%	36.12%	(8.70)%[6]	(3.70)%	6.73%	29.80%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$47,214	$41,336	$38,015	$34,041	$17,327	$3,012

Ratios to average net assets of:

Expenses, net of expense waivers	0.49%[4,8]	0.47%	0.43%	0.43%	0.43%	0.43%

Expenses, prior to expense waivers	0.49%[4,8]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	2.38%[4]	2.86%	3.08%	3.77%	3.41%	3.16%
Portfolio turnover rate[5]	49%	60%	25%	55%	95%	75%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.11% lower.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.14% lower.

[7]	Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.40%.

[8]	Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

112	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets ESG Fund	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020[1]	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net asset value, beginning of period	$39.34	$27.90	$31.47	$30.95	$29.71	$25.63
Investment operations:

Net investment income[2]	0.51	0.62	0.93	1.21	0.96	0.96

Net realized and unrealized gain (loss)	(3.80)	11.50	(3.44)	0.38	1.14	3.96
Total from investment operations	(3.29)	12.12	(2.51)	1.59	2.10	4.92
Dividends to shareholders:

Net investment income	(0.63)	(0.68)	(1.06)	(1.07)	(0.86)	(0.84)
Net asset value, end of period	$35.42	$39.34	$27.90	$31.47	$30.95	$29.71

TOTAL RETURN[3]	(8.38)%	43.82%	(8.19)%	5.25%	7.05%[4]	19.46%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$28,335	$35,404	$33,482	$50,353	$34,042	$11,885

Ratios to average net assets of:

Expenses	0.32%[5]	0.32%[6,7]	0.32%	0.32%	0.32%	0.32%

Net investment income	2.74%[5]	1.79%[6]	3.13%	3.97%	2.91%	3.38%
Portfolio turnover rate[8]	32%	69%	130%[1]	26%	22%	15%

WisdomTree International ESG Fund	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020[9]	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period November 3, 2016* through June 30, 2017
Net asset value, beginning of period	$30.78	$24.48	$23.96	$24.67	$23.31	$19.63
Investment operations:

Net investment income[2]	0.27	0.51	0.46	0.49	0.71	0.32

Net realized and unrealized gain	0.51	6.52	0.73 [10]	0.02	1.03	3.52
Total from investment operations	0.78	7.03	1.19	0.51	1.74	3.84
Dividends and distributions to shareholders:

Net investment income	(0.31)	(0.73)	(0.50)	(0.29)	(0.21)	(0.15)

Capital gains	—	—	(0.17)	(0.93)	(0.17)	—

Tax return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.31)	(0.73)	(0.67)	(1.22)	(0.38)	(0.16)
Net asset value, end of period	$31.25	$30.78	$24.48	$23.96	$24.67	$23.31

TOTAL RETURN[3]	2.54%	28.94%	4.88%	2.56%	7.44%	19.61%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$7,812	$7,694	$18,363	$28,749	$19,736	$2,331

Ratios to average net assets of:

Expenses, net of expense waivers	0.30%[5]	0.30%	0.15%[6]	0.10%[6]	0.10%[6]	0.10%[5,6]

Expenses, prior to expense waivers	0.30%[5]	0.30%	0.52%[6]	0.58%[6]	0.58%[6]	0.58%[5,6]

Net investment income	1.70%[5]	1.86%	1.89%[6]	2.10%[6]	2.87%[6]	2.23%[5,6]
Portfolio turnover rate[8]	36%	80%	112%[9]	6%	4%	4%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]

The information reflects the investment objective and strategy of the WisdomTree Emerging Markets Dividend Fund through March 15, 2020 and the investment objective and strategy of the WisdomTree Emerging Markets ESG Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

The information reflects the investment objective and strategy of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund through March 15, 2020 and the investment objective and strategy of the WisdomTree International ESG Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[10]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

WisdomTree Trust	113

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Corporate Bond Fund	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net asset value, beginning of period	$54.48	$54.40	$51.09	$47.79	$49.88	$50.69
Investment operations:

Net investment income[1]	0.62	1.23	1.42	1.59	1.49	1.36

Net realized and unrealized gain (loss)	(0.51)	0.25 [2]	3.37	3.28	(2.02)	(0.63)
Total from investment operations	0.11	1.48	4.79	4.87	(0.53)	0.73
Dividends and distributions to shareholders:

Net investment income	(0.63)	(1.21)	(1.48)	(1.57)	(1.56)	(1.30)

Capital gains	(0.10)	(0.19)	—	—	—	(0.24)
Total dividends and distributions to shareholders	(0.73)	(1.40)	(1.48)	(1.57)	(1.56)	(1.54)
Net asset value, end of period	$53.86	$54.48	$54.40	$51.09	$47.79	$49.88

TOTAL RETURN[3]	0.19%	2.75%	9.54%	10.44%	(1.11)%	1.52%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$48,472	$49,028	$38,077	$5,109	$4,779	$4,988

Ratios to average net assets of:

Expenses, net of expense waivers	0.18%[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%

Expenses, prior to expense waivers	0.18%[4]	0.21%	0.28%	0.28%	0.28%	0.28%

Net investment income	2.25%[4]	2.27%	2.71%	3.29%	3.02%	2.74%
Portfolio turnover rate[6]	16%	36%	25%	22%	21%	45%

WisdomTree U.S. High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net asset value, beginning of period	$52.79	$48.53	$51.51	$49.77	$52.29	$50.41
Investment operations:

Net investment income[1]	1.06	2.32	2.64	2.84	2.91	2.80

Net realized and unrealized gain (loss)	(0.28)	4.28	(3.00)	1.69	(2.14)	2.24
Total from investment operations	0.78	6.60	(0.36)	4.53	0.77	5.04
Dividends and distributions to shareholders:

Net investment income	(1.05)	(2.34)	(2.62)	(2.75)	(2.89)	(2.79)

Capital gains	—	—	—	(0.04)	(0.40)	(0.37)

Tax return of capital	—	—	(0.00)[7]	—	—	—
Total dividends and distributions to shareholders	(1.05)	(2.34)	(2.62)	(2.79)	(3.29)	(3.16)
Net asset value, end of period	$52.52	$52.79	$48.53	$51.51	$49.77	$52.29

TOTAL RETURN[3]	1.49%	13.84%	(0.72)%	9.43%	1.49%	10.23%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$183,807	$158,359	$63,083	$15,453	$4,977	$5,229

Ratios to average net assets of:

Expenses, net of expense waivers	0.38%[4]	0.38%[8]	0.38%	0.38%	0.38%	0.38%

Expenses, prior to expense waivers	0.38%[4]	0.41%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.99%[4]	4.51%	5.32%	5.68%	5.67%	5.38%
Portfolio turnover rate[6]	11%	21%	22%	14%	35%	51%
[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

The investment advisor had contractually agreed to limit the advisory fee to 0.18 through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Amount represents less than $0.005.

[8]

The investment advisor had contractually agreed to limit the advisory fee to 0.38% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.38%.

See Notes to Financial Statements.

114	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Short-Term Corporate Bond Fund	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net asset value, beginning of period	$51.48	$51.58	$50.43	$49.03	$49.94	$50.20
Investment operations:

Net investment income[1]	0.30	0.75	1.23	1.24	0.98	0.79

Net realized and unrealized gain (loss)	(0.65)	0.06 [2]	1.13 [2]	1.39	(0.88)	(0.28)
Total from investment operations	(0.35)	0.81	2.36	2.63	0.10	0.51
Dividends and distributions to shareholders:

Net investment income	(0.31)	(0.75)	(1.21)	(1.23)	(1.01)	(0.77)

Capital gains	(0.21)	(0.16)	—	—	—	—
Total dividends and distributions to shareholders	(0.52)	(0.91)	(1.21)	(1.23)	(1.01)	(0.77)
Net asset value, end of period	$50.61	$51.48	$51.58	$50.43	$49.03	$49.94

TOTAL RETURN[3]	(0.70)%	1.59%	4.75%	5.44%	0.19%	1.02%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$40,491	$30,886	$20,632	$5,043	$4,903	$4,994

Ratios to average net assets of:

Expenses, net of expense waivers	0.18%[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%

Expenses, prior to expense waivers	0.18%[4]	0.21%	0.28%	0.28%	0.28%	0.28%

Net investment income	1.18%[4]	1.46%	2.43%	2.50%	1.98%	1.58%
Portfolio turnover rate[6]	11%	47%	43%	28%	41%	38%

WisdomTree Emerging Markets Efficient Core Fund	For the Six Months Ended December 31, 2021 (unaudited)	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$41.51	$39.75
Investment operations:

Net investment income[1]	0.36	0.13

Net realized and unrealized gain (loss)	(4.02)[2]	1.69
Total from investment operations	(3.66)	1.82
Dividends and distributions to shareholders:

Net investment income	(0.46)	(0.06)

Capital gains	(0.26)	—
Total dividends and distributions to shareholders	(0.72)	(0.06)
Net asset value, end of period	$37.13	$41.51

TOTAL RETURN[3]	(8.83)%	4.58%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$31,559	$2,075

Ratios to average net assets of:

Expenses, net of expense waivers	0.29%[4,7]	0.31%[4,7]

Expenses, prior to expense waivers	0.32%[4,7]	0.32%[4,7]

Net investment income	1.97%[4,7]	2.68%[4,7]
Portfolio turnover rate[6]	126%	3%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

The investment advisor had contractually agreed to limit the advisory fee to 0.18 through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Trust	115

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Efficient Core Fund	For the Six Months Ended December 31, 2021 (unaudited)	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$39.98	$39.43
Investment operations:

Net investment income[1]	0.38	0.09

Net realized and unrealized gain	0.32	0.50 [2]
Total from investment operations	0.70	0.59
Dividends and distributions to shareholders:

Net investment income	(0.33)	(0.04)

Capital gains	(0.02)	—
Total dividends and distributions to shareholders	(0.35)	(0.04)
Net asset value, end of period	$40.33	$39.98

TOTAL RETURN[3]	1.76%	1.50%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$86,708	$1,999

Ratios to average net assets of:

Expenses	0.26%[4]	0.26%[4]

Net investment income	1.90%[4]	1.94%[4]
Portfolio turnover rate[5]	1%	0%

WisdomTree U.S. Efficient Core Fund	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Period August 2, 2018* through June 30, 2019
Net asset value, beginning of period	$40.57	$30.60	$27.14	$25.08
Investment operations:

Net investment income[1]	0.21	0.41	0.45	0.38

Net realized and unrealized gain	3.68	9.95	3.39	2.01
Total from investment operations	3.89	10.36	3.84	2.39
Dividends and distributions to shareholders:

Net investment income	(0.19)	(0.37)	(0.27)	(0.33)

Capital gains	—	(0.02)	(0.11)	—
Total dividends and distributions to shareholders	(0.19)	(0.39)	(0.38)	(0.33)
Net asset value, end of period	$44.27	$40.57	$30.60	$27.14

TOTAL RETURN[3]	9.60%	34.04%	14.25%	9.64%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$978,326	$519,284	$238,679	$5,428

Ratios to average net assets of:

Expenses	0.20%[4]	0.20%	0.20%	0.20%[4]

Net investment income	0.98%[4]	1.12%	1.57%	1.68%[4]
Portfolio turnover rate[5]	3%	9%	13%	11%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

116	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Artificial Intelligence and Innovation Fund	For the Period December 9, 2021* through December 31, 2021 (unaudited)
Net asset value, beginning of period	$25.22
Investment operations:

Net investment loss[1]	(0.00)[2]

Net realized and unrealized loss	(0.64)
Total from investment operations	(0.64)
Net asset value, end of period	$24.58

TOTAL RETURN[3]	(2.54)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,229

Ratios to average net assets of:

Expenses	0.45%[4]

Net investment loss	(0.28)%[4]
Portfolio turnover rate[5]	0%

WisdomTree BioRevolution Fund	For the Six Months Ended December 31, 2021 (unaudited)	For the Period June 3, 2021* through June 30, 2021
Net asset value, beginning of period	$26.65	$25.03
Investment operations:

Net investment income (loss)[1]	0.00 [2]	(0.00)[2]

Net realized and unrealized gain (loss)	(3.02)	1.62
Total from investment operations	(3.02)	1.62
Dividends to shareholders:

Net investment income	(0.02)	—
Net asset value, end of period	$23.61	$26.65

TOTAL RETURN[3]	(11.32)%	6.47%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$4,249	$2,665

Ratios to average net assets of:

Expenses	0.45%[4]	0.45%[4]

Net investment income (loss)	0.04%[4]	(0.07)%[4]
Portfolio turnover rate[5]	11%	0%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	117

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Cloud Computing Fund	For the Six Months Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Period September 6, 2019* through June 30, 2020
Net asset value, beginning of period	$55.89	$38.96	$25.06
Investment operations:

Net investment loss[1]	(0.13)	(0.22)	(0.11)

Net realized and unrealized gain (loss)	(3.89)	17.15	14.01
Total from investment operations	(4.02)	16.93	13.90
Net asset value, end of period	$51.87	$55.89	$38.96

TOTAL RETURN[2]	(7.19)%	43.45%	55.47%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,177,470	$1,277,042	$420,771

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%	0.45%[3]

Net investment loss	(0.44)%[3]	(0.44)%	(0.43)%[3]
Portfolio turnover rate[4]	19%	40%	8%

WisdomTree Cybersecurity Fund	For the Six Months Ended December 31, 2021 (unaudited)	For the Period January 28, 2021* through June 30, 2021
Net asset value, beginning of period	$24.43	$24.17
Investment operations:

Net investment income (loss)[1]	0.10	(0.01)

Net realized and unrealized gain	1.67	0.27
Total from investment operations	1.77	0.26
Dividends to shareholders:

Net investment income	(0.11)	—
Net asset value, end of period	$26.09	$24.43

TOTAL RETURN[2]	7.25%	1.08%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$40,954	$26,875

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%[3]

Net investment income (loss)	0.74%[3]	(0.16)%[3]
Portfolio turnover rate[4]	33%	18%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

118	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Emerging Markets ESG Fund (“Emerging Markets ESG Fund”)	April 7, 2016
WisdomTree International ESG Fund (“International ESG Fund”)	November 3, 2016
WisdomTree U.S. Corporate Bond Fund (“U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund (“U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund (“U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Emerging Markets Efficient Core Fund (“Emerging Markets Efficient Core Fund”)	May 20, 2021
WisdomTree International Efficient Core Fund (“International Efficient Core Fund”)	May 20, 2021
WisdomTree U.S. Efficient Core Fund (“U.S. Efficient Core Fund”)	August 2, 2018
WisdomTree Artificial Intelligence and Innovation Fund (“Artificial Intelligence and Innovation Fund”)	December 9, 2021
WisdomTree BioRevolution Fund (“BioRevolution Fund”)	June 3, 2021
WisdomTree Cloud Computing Fund (“Cloud Computing Fund”)	September 6, 2019
WisdomTree Cybersecurity Fund (“Cybersecurity Fund”)	January 28, 2021

Each Fund, except the Emerging Markets ESG Fund, International ESG Fund, Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”) or an Index developed by a third party. The Emerging Markets ESG Fund, International ESG Fund, Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund are actively managed using a model-based approach. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market

WisdomTree Trust	119

Notes to Financial Statements (unaudited) (continued)

prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time for all Funds except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 pm Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as

120	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months or period ended December 31, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, equity futures contracts and interest rate futures contracts during the fiscal period ended December 31, 2021 and open positions in such derivatives as of December 31, 2021 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at December 31, 2021 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2 — Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 31, 2021, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

As of December 31, 2021, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$435,846	Unrealized depreciation on foreign currency contracts	$1,382,834
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	148,403	Unrealized depreciation on foreign currency contracts	370,021
Emerging Markets ESG Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	6
Emerging Markets Efficient Core Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	33,740	Unrealized depreciation on foreign currency contracts	1,828
Interest rate risk	Unrealized appreciation on futures contracts*	64,657	Unrealized depreciation on futures contracts*	—
International Efficient Core Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	718
Interest rate risk	Unrealized appreciation on futures contracts*	220,428	Unrealized depreciation on futures contracts*	—
U.S. Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	4,718,538	Unrealized depreciation on futures contracts*	113,646

*

Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 125 for additional information regarding balance sheet location of balances associated with futures contracts.

For the six months or period ended December 31, 2021, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	$5,878,746	$(2,618,469)
Dynamic Currency Hedged International SmallCap Equity Fund
Equity risk	3,195	—
Foreign currency risk	1,527,171	(619,480)
Emerging Markets ESG Fund
Foreign currency risk	(3,557)	(6)
International ESG Fund
Foreign currency risk	297	—
Emerging Markets Efficient Core Fund
Equity risk	8,748	106
Foreign currency risk	(17,737)	31,912
Interest rate risk	6,432	49,071
International Efficient Core Fund
Foreign currency risk	(1,716)	(718)
Interest rate risk	(205,769)	209,451
U.S. Efficient Core Fund
Foreign currency risk	18	—
Interest rate risk	(2,537,090)	2,023,079
Artificial Intelligence and Innovation Fund[3]
Foreign currency risk	315	—

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Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
BioRevolution Fund
Foreign currency risk	$53	$—
Cybersecurity Fund
Foreign currency risk	(14,145)	(21)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity risk	Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Interest rate risk	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Equity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

[3]	For the period December 9, 2021 (commencement of operations) through December 31, 2021.

During the six months or period ended December 31, 2021, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	$111,123,217	$227,835,932	$—
Dynamic Currency Hedged International SmallCap Equity Fund
Equity risk[1]	—	—	67,340
Foreign currency risk	29,578,401	59,104,853	—
Emerging Markets ESG Fund
Foreign currency risk	—	4,952	—
International ESG Fund
Foreign currency risk[1]	8,543	61,540	—
Emerging Markets Efficient Core Fund
Equity risk	—	—	53,071
Foreign currency risk	1,590,164	651,949	—
Interest rate risk	—	—	3,956,457
International Efficient Core Fund
Foreign currency risk	322,638	2,880	—
Interest rate risk	—	—	14,802,267
U.S. Efficient Core Fund
Foreign currency risk[1]	—	175	—
Interest rate risk	—	—	428,255,717
Artificial Intelligence and Innovation Fund[2]
Foreign currency risk[1]	70,740	5,099	—
BioRevolution Fund
Foreign currency risk[1]	9,470	87	—
Cybersecurity Fund
Foreign currency risk	9,251	748	—
[1]	The volume of derivative activity for the period is based on intra-month balances.
[2]	For the period December 9, 2021 (commencement of operations) through December 31, 2021.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend

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Notes to Financial Statements (unaudited) (continued)

declaration has been determined. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended December 31, 2021, the Funds, except for the Currency Hedged Equity Funds, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Currency Hedged Equity Funds utilized foreign currency contracts primarily to dynamically offset applicable international currency exposure from positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency

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contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a foreign currency contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a foreign currency contract, it may receive collateral from the counterparty. In the event of a default or inability of counterparties to meet the terms of their contracts, the non-defaulting party generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the contract terms.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss)” from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Dynamic Currency Hedged International SmallCap Equity Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s quarterly portfolio rebalance. The Emerging Markets Efficient Core Fund utilized futures contracts to obtain long exposure to equity futures contracts and U.S. Treasury obligations consistent with its investment strategy. The International Efficient Core Fund and U.S. Efficient Core Fund primarily utilized futures contracts to obtain long exposure to U.S. Treasury obligations consistent with their investment strategy. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., equity, currency or U.S. Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., equity, currency or U.S. Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin is shown as “Deposits at broker for futures contracts” in the Statement of Assets and Liabilities, and U.S. government securities deposited are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margins received or paid by the Funds on both open and closed futures contracts are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned

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Notes to Financial Statements (unaudited) (continued)

securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

Each Fund’s futures contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts are excluded from the netting table herein.

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Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2021, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Dynamic Currency Hedged International Equity Fund
Securities Lending	$5,111,961	$—	$(5,111,961)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	435,846	(435,846)	—	—	1,382,834	(435,846)	—	946,988
Dynamic Currency Hedged International SmallCap Equity Fund
Securities Lending	1,719,380	—	(1,719,380)[1]	—	—	—	—	—
Foreign Currency Contracts	148,403	(148,403)	—	—	370,021	(148,403)	—	221,618
Emerging Markets ESG Fund
Securities Lending	485,443	—	(485,443)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	6	—	—	6
International ESG Fund
Securities Lending	71,048	—	(71,048)[1]	—	—	—	—	—
U.S. Corporate Bond Fund
Securities Lending	1,972,993	—	(1,972,993)[1]	—	—	—	—	—
U.S. High Yield Corporate Bond Fund
Securities Lending	6,315,232	—	(6,315,232)[1]	—	—	—	—	—
U.S. Short-Term Corporate Bond Fund
Securities Lending	682,163	—	(682,163)[1]	—	—	—	—	—
Emerging Markets Efficient Core Fund
Foreign Currency Contracts	33,740	(167)	—	33,573	1,828	(167)	—	1,661
International Efficient Core Fund
Foreign Currency Contracts	—	—	—	—	718	—	—	718
Cloud Computing Fund
Securities Lending	39,645,337	—	(39,645,337)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Emerging Markets Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under

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Notes to Financial Statements (unaudited) (continued)

Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. Corporate Bond Fund, U.S. High Yield Corporate Bond Fund and U.S. Short-Term Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Dynamic Currency Hedged International Equity Fund	0.40%
Dynamic Currency Hedged International SmallCap Equity Fund	0.48%
Emerging Markets ESG Fund	0.32%
International ESG Fund	0.30%
U.S. Corporate Bond Fund	0.18%
U.S. High Yield Corporate Bond Fund	0.38%
U.S. Short-Term Corporate Bond Fund	0.18%
Emerging Markets Efficient Core Fund	0.32%
International Efficient Core Fund	0.26%
U.S. Efficient Core Fund	0.20%
Artificial Intelligence and Innovation Fund[1]	0.45%
BioRevolution Fund	0.45%
Cloud Computing Fund	0.45%
Cybersecurity Fund	0.45%
[1]	Since the commencement of operations on December 9, 2021.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended December 31, 2021, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

128	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

During the six months or period ended December 31, 2021, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the six months or period ended December 31, 2021, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain
Dynamic Currency Hedged International Equity Fund	$5,754,779	$8,730,082	$1,404,664
Dynamic Currency Hedged International SmallCap Equity Fund	1,536,028	1,344,540	102,190

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended December 31, 2021, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At December 31, 2021		For the six-months ended December 31, 2021

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Dynamic Currency Hedged International Equity Fund	693	$21,351	$487
International ESG Fund	328	10,278	101
U.S. Corporate Bond Fund	18,000	967,207	13,077
U.S. High Yield Corporate Bond Fund	459	24,084	477
U.S. Short-Term Corporate Bond Fund	58,336	2,951,510	29,757
U.S Efficient Core Fund	133	5,896	26
Cloud Computing Fund	165	8,557	—
Cybersecurity Fund	73	1,916	8

4. CAPITAL SHARE TRANSACTIONS

As of December 31, 2021, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. Generally, Funds issue and redeem shares on a cash basis, however, shares may also be issued or redeemed in kind. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended December 31, 2021 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Dynamic Currency Hedged International Equity Fund	$56,229,351	$50,145,483	$2,673,213	$—
Dynamic Currency Hedged International SmallCap Equity Fund	24,972,900	21,605,324	13,362,393	10,231,863
Emerging Markets ESG Fund	10,098,401	12,331,799	—	1,418,720
International ESG Fund	2,758,880	2,773,402	—	—
U.S. Corporate Bond Fund	7,588,660	7,897,534	—	—
U.S. High Yield Corporate Bond Fund	21,611,239	19,739,028	51,292,078	25,181,998
U.S. Short-Term Corporate Bond Fund	4,156,789	4,455,059	10,070,614	—
Emerging Markets Efficient Core Fund	31,577,059	8,562,361	8,930,049	—
International Efficient Core Fund	3,498,794	118,680	72,994,009	—
U.S. Efficient Core Fund	18,752,154	19,544,057	392,123,806	35,930,739

WisdomTree Trust	129

Notes to Financial Statements (unaudited) (continued)

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Artificial Intelligence and Innovation Fund[1]	$1,249,485	$—	$—	$—
BioRevolution Fund	365,606	322,843	1,845,668	—
Cloud Computing Fund	249,481,949	252,896,364	376,255,750	383,051,263
Cybersecurity Fund	11,911,936	11,829,494	19,116,828	5,994,908
[1]	For the period December 9, 2021 (commencement of operations) through December 31, 2021.

6. FEDERAL INCOME TAXES

At December 31, 2021, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged International Equity Fund	$148,418,946	$28,916,672	$(5,134,258)	$23,782,414	$153	$(40,212)	$(40,059)	$23,742,355
Dynamic Currency Hedged International SmallCap Equity Fund	45,273,472	4,817,596	(1,899,437)	2,918,159	63	(19,817)	(19,754)	2,898,405
Emerging Markets ESG Fund	22,881,963	7,452,739	(1,745,364)	5,707,375	—	(6)	(6)	5,707,369
International ESG Fund	6,408,572	1,541,918	(130,090)	1,411,828	—	—	—	1,411,828
U.S. Corporate Bond Fund	48,771,027	597,754	(752,954)	(155,200)	—	—	—	(155,200)
U.S. High Yield Corporate Bond Fund	184,359,361	3,304,760	(1,843,427)	1,461,333	—	—	—	1,461,333
U.S. Short-Term Corporate Bond Fund	40,095,588	243,680	(360,944)	(117,264)	—	—	—	(117,264)
Emerging Markets Efficient Core Fund	33,535,965	497,910	(176,924)	320,986	291	(1,718)	(1,427)	319,559
International Efficient Core Fund	78,194,879	1,099,040	(772,602)	326,438	—	(8)	(8)	326,430
U.S. Efficient Core Fund	705,617,071	184,646,885	(6,240,101)	178,406,784	—	—	—	178,406,784
Artificial Intelligence and Innovation Fund	1,249,485	19,570	(39,853)	(20,283)	—	—	—	(20,283)
BioRevolution Fund	4,387,293	246,645	(387,424)	(140,779)	—	—	—	(140,779)
Cloud Computing Fund	1,267,787,572	136,267,682	(220,497,136)	(84,229,454)	—	—	—	(84,229,454)
Cybersecurity Fund	40,530,192	4,884,202	(4,498,198)	386,004	—	—	—	386,004
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/ (depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included net in the Statements of Operations in “Dividend Income”, the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Liabilities in “Receivables: Foreign tax reclaims”.

130	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended December 31, 2021, the ECJ tax reclaims received by the Funds did not exceed the foreign withholding taxes of the respective Funds.

7. ADDITIONAL INFORMATION

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally for over a year, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

WisdomTree Trust	131

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

(all applicable Funds except the WisdomTree Artificial Intelligence and Innovation Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 27-28, 2021 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), (ii) the Sub-Advisory Agreement (the “Mellon Sub-Advisory Agreement”), pursuant to which Mellon Investments Corporation (“Mellon”) coordinates the investment and reinvestment of the assets of the applicable Funds, and (iii) the Sub-Advisory Agreement (together with the Mellon Sub-Advisory Agreement, the “Sub-Advisory Agreements,” and, collectively with the Advisory Agreements and the Mellon Sub-Advisory Agreement, the “Agreements”), pursuant to which Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”) coordinates the investment and reinvestment of the assets of the applicable Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 9, 2021, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2021, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to

132	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance—both positive and negative—but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could

WisdomTree Trust	133

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreement

WisdomTree Artificial Intelligence and Innovation Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on September 27-28, 2021, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, on August 17, 2021 and additional information at a meeting of the Board held on August 19, 2021. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund would be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

134	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the passively managed Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Funds grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust	135

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent

12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

136	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the Fixed Income Funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-5961

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: March 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: March 3, 2022

By (Signature and Title)	/s/David Castano
David Castano, Treasurer
(principal financial officer)

Date: March 3, 2022